UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Investment Grade Bond Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

February 28, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Investment Grade Bond Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	67.3%
AAA	0.2%
AA	0.1%
A	4.2%
BBB	17.1%
BB and Below	9.8%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	28.7%
U.S. Government and U.S. Government Agency Obligations	67.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Bonds	0.9%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 6.3%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$5,025	$5,050
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,630	2,634
3.5% 7/10/19	5,942	5,977
3.7% 5/9/23	19,000	18,906
4.25% 5/15/23	2,950	3,008
4.375% 9/25/21	11,530	11,861
		47,436
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,394	1,392
Household Durables - 0.4%
Toll Brothers Finance Corp.:
4.35% 2/15/28	10,000	9,450
4.875% 3/15/27	29,787	29,638
		39,088
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,305
4.908% 7/23/25	10,079	10,379
5.375% 5/1/47	68,796	68,097
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,101
4.5% 9/15/42	891	805
5.5% 9/1/41	3,321	3,371
5.875% 11/15/40	7,141	7,536
6.55% 5/1/37	8,170	9,292
6.75% 7/1/18	5,587	5,662
7.3% 7/1/38	8,218	9,855
8.25% 4/1/19	10,913	11,521
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,183
6.2% 3/15/40	5,000	5,847
		188,954

TOTAL CONSUMER DISCRETIONARY		276,870

CONSUMER STAPLES - 1.2%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,178
3.3% 2/1/23	16,500	16,430
3.65% 2/1/26	17,900	17,739
4.7% 2/1/36	15,622	16,417
4.9% 2/1/46	31,247	33,315
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,009
Constellation Brands, Inc. 4.75% 11/15/24	8,249	8,799
		111,887
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,187
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	1,938
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,941
4% 6/12/22	2,039	2,082
5.7% 8/15/35	1,694	1,929
6.15% 9/15/43	2,440	2,948
7.25% 6/15/37	9,654	12,726
		24,564

TOTAL CONSUMER STAPLES		140,638

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,325
Oil, Gas & Consumable Fuels - 4.5%
Amerada Hess Corp. 7.875% 10/1/29	4,826	6,002
Anadarko Finance Co. 7.5% 5/1/31	11,452	14,485
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,834
5.55% 3/15/26	5,568	6,081
6.6% 3/15/46	7,480	9,325
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,804
5.85% 2/1/35	4,394	4,978
Cenovus Energy, Inc. 4.25% 4/15/27	10,629	10,387
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	22,235
6.625% 8/15/20	23,170	23,858
8% 12/15/22 (a)	5,497	5,847
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,237
3.3% 6/1/20	6,073	6,096
4.5% 6/1/25	1,849	1,897
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,934
5.35% 3/15/20 (a)	4,973	5,097
5.85% 5/21/43 (a)(b)	9,697	9,188
DCP Midstream Operating LP:
2.7% 4/1/19	1,510	1,493
3.875% 3/15/23	6,765	6,596
5.6% 4/1/44	5,868	6,059
El Paso Corp. 6.5% 9/15/20	16,220	17,455
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,772
3.9% 5/15/24 (b)	1,887	1,860
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,833
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,193
5.5% 12/1/46	3,661	4,121
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,640
MPLX LP 4.875% 12/1/24	4,286	4,509
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	2,937
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,545
7.25% 3/17/44	59,561	60,454
Petroleos Mexicanos:
4.625% 9/21/23	12,890	12,956
4.875% 1/18/24	4,376	4,442
5.375% 3/13/22 (a)	4,905	5,126
5.625% 1/23/46	29,284	26,221
6.375% 2/4/21	11,660	12,459
6.375% 1/23/45	15,899	15,422
6.5% 3/13/27 (a)	9,240	9,876
6.5% 6/2/41	50,934	50,921
6.75% 9/21/47 (a)	9,830	9,996
6.75% 9/21/47	34,000	34,574
Phillips 66 Co. 4.3% 4/1/22	4,638	4,816
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,103
Southwestern Energy Co. 6.7% 1/23/25 (b)	16,780	16,444
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,905
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,704
4.55% 6/24/24	19,170	19,314
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,023
5.375% 6/1/21	10,438	10,926
Williams Partners LP:
4% 11/15/21	1,262	1,287
4.125% 11/15/20	1,029	1,053
4.3% 3/4/24	4,326	4,435
		523,755

TOTAL ENERGY		527,080

FINANCIALS - 11.9%
Banks - 7.0%
Bank of America Corp.:
3.004% 12/20/23 (a)(b)	2,852	2,791
3.3% 1/11/23	5,772	5,752
3.419% 12/20/28 (a)(b)	11,276	10,796
3.5% 4/19/26	13,196	12,996
3.95% 4/21/25	81,767	81,642
4% 1/22/25	58,310	58,569
4.1% 7/24/23	3,096	3,201
4.183% 11/25/27	15,000	14,994
4.2% 8/26/24	18,046	18,407
4.25% 10/22/26	69,214	69,881
5.65% 5/1/18	3,745	3,767
Barclays PLC:
2.75% 11/8/19	5,118	5,087
4.375% 1/12/26	9,700	9,710
BPCE SA 4.875% 4/1/26 (a)	16,029	16,590
Citigroup, Inc.:
2.7% 10/27/22	71,510	69,397
4.05% 7/30/22	2,865	2,931
4.125% 7/25/28	15,000	14,892
4.4% 6/10/25	17,437	17,898
4.45% 9/29/27	6,820	6,960
4.5% 1/14/22	6,932	7,237
4.6% 3/9/26	14,491	14,964
5.3% 5/6/44	20,628	22,771
5.5% 9/13/25	15,283	16,717
Citizens Bank NA 2.55% 5/13/21	2,683	2,630
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,910
4.3% 12/3/25	13,920	14,159
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,828
3.8% 9/15/22	10,350	10,450
3.8% 6/9/23	14,963	15,056
Discover Bank 7% 4/15/20	6,703	7,214
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,066
8.25% 3/1/38	2,385	3,464
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,083
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,152
5.25% 3/14/44	2,255	2,484
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,759
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,676
2.35% 1/28/19	2,547	2,544
2.95% 10/1/26	6,689	6,286
3.875% 9/10/24	13,659	13,752
4.125% 12/15/26	11,737	11,865
4.25% 10/15/20	2,763	2,857
4.35% 8/15/21	18,417	19,148
4.625% 5/10/21	2,717	2,847
4.95% 3/25/20	11,055	11,518
Rabobank Nederland 4.375% 8/4/25	10,398	10,564
Regions Bank 6.45% 6/26/37	9,230	11,168
Regions Financial Corp. 3.2% 2/8/21	4,870	4,886
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	36,089
6% 12/19/23	25,238	26,946
6.1% 6/10/23	8,465	9,041
6.125% 12/15/22	47,560	50,721
Societe Generale 4.25% 4/14/25 (a)	15,438	15,282
Synchrony Bank 3% 6/15/22	8,650	8,449
		827,844
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,122
Deutsche Bank AG 4.5% 4/1/25	12,526	12,271
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	17,665
Deutsche Bank AG New York Branch 3.3% 11/16/22	16,000	15,602
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	23,101	22,649
3.2% 2/23/23	13,000	12,800
3.272% 9/29/25 (b)	77,992	75,258
6.75% 10/1/37	59,283	75,094
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,463
3.75% 12/1/25	4,425	4,475
Lazard Group LLC 4.25% 11/14/20	4,700	4,849
Moody's Corp.:
3.25% 1/15/28 (a)	4,528	4,307
4.875% 2/15/24	4,251	4,526
Morgan Stanley:
3.125% 1/23/23	12,000	11,806
3.125% 7/27/26	32,079	30,427
3.625% 1/20/27	36,030	35,321
3.7% 10/23/24	10,321	10,316
3.75% 2/25/23	8,227	8,348
3.875% 4/29/24	9,504	9,611
4.1% 5/22/23	12,000	12,217
4.875% 11/1/22	21,614	22,789
5% 11/24/25	24,777	26,380
5.75% 1/25/21	10,138	10,872
		433,168
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,141
4.5% 5/15/21	2,895	2,984
5% 10/1/21	4,340	4,548
Capital One Financial Corp. 3.8% 1/31/28	9,403	9,129
Discover Financial Services:
3.85% 11/21/22	4,866	4,899
3.95% 11/6/24	4,069	4,063
4.1% 2/9/27	9,942	9,833
5.2% 4/27/22	4,096	4,325
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,991
Synchrony Financial:
3% 8/15/19	2,095	2,096
3.75% 8/15/21	3,164	3,204
4.25% 8/15/24	3,185	3,208
		69,421
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,487
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,290
		8,777
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,279
American International Group, Inc. 4.875% 6/1/22	5,750	6,092
Aon Corp. 5% 9/30/20	2,135	2,238
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	10,398	10,372
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,243
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,558
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,093
Pacific LifeCorp 5.125% 1/30/43 (a)	5,696	6,019
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,107
Prudential Financial, Inc. 4.5% 11/16/21	2,796	2,935
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,737
4.125% 11/1/24 (a)	2,517	2,592
Unum Group:
5.625% 9/15/20	4,155	4,412
5.75% 8/15/42	3,522	4,152
		63,829

TOTAL FINANCIALS		1,403,039

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,769
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,861
4.75% 5/1/23	300	305
5.875% 3/15/22	355	376
6.5% 2/15/20	4,514	4,751
WellPoint, Inc. 3.3% 1/15/23	9,384	9,310
		19,603
Pharmaceuticals - 0.3%
Mylan NV:
2.5% 6/7/19	6,691	6,651
3.15% 6/15/21	8,712	8,634
3.95% 6/15/26	4,484	4,337
Perrigo Finance PLC 3.5% 12/15/21	634	636
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,809
3.15% 10/1/26	5,341	4,356
Zoetis, Inc. 3.25% 2/1/23	2,627	2,607
		33,030

TOTAL HEALTH CARE		59,402

INDUSTRIALS - 0.2%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	283	290
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	197	201
		507
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,329
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	1,265	1,230
3.375% 6/1/21	4,249	4,277
3.75% 2/1/22	6,348	6,435
3.875% 4/1/21	4,585	4,669
4.25% 9/15/24	5,062	5,187
		21,798
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,392

TOTAL INDUSTRIALS		28,026

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,145
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	6,319	6,433
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,049
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,145
4.5% 8/1/47 (a)	3,305	3,297
		15,924
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,262
4.6% 4/1/22	1,830	1,912
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,864
Camden Property Trust:
2.95% 12/15/22	2,605	2,562
4.25% 1/15/24	4,889	5,025
Corporate Office Properties LP 5% 7/1/25	4,935	5,120
DDR Corp.:
3.625% 2/1/25	3,326	3,213
4.25% 2/1/26	2,697	2,674
4.625% 7/15/22	9,008	9,375
Duke Realty LP:
3.25% 6/30/26	1,279	1,239
3.625% 4/15/23	3,352	3,390
3.875% 10/15/22	9,433	9,656
4.375% 6/15/22	2,822	2,944
Equity One, Inc. 3.75% 11/15/22	12,000	12,076
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,516
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,031
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,559
4.5% 1/15/25	4,371	4,254
4.5% 4/1/27	1,555	1,486
4.75% 1/15/28	24,521	23,736
4.95% 4/1/24	1,915	1,955
5.25% 1/15/26	8,152	8,219
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,338
5% 12/15/23	1,073	1,094
Weingarten Realty Investors 3.375% 10/15/22	990	983
WP Carey, Inc.:
4% 2/1/25	7,432	7,349
4.6% 4/1/24	11,566	11,968
		140,800
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	17,004	17,049
3.95% 11/15/27	7,456	7,183
4.1% 10/1/24	6,040	6,033
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,943
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,766
Essex Portfolio LP 3.875% 5/1/24	4,176	4,208
Liberty Property LP:
3.25% 10/1/26	3,443	3,286
3.375% 6/15/23	3,567	3,573
4.125% 6/15/22	2,421	2,499
Mack-Cali Realty LP:
3.15% 5/15/23	7,757	7,059
4.5% 4/18/22	1,473	1,446
Mid-America Apartments LP 4% 11/15/25	1,797	1,812
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,089
Tanger Properties LP:
3.125% 9/1/26	4,443	4,072
3.75% 12/1/24	4,213	4,133
3.875% 12/1/23	2,574	2,557
3.875% 7/15/27	15,083	14,485
Ventas Realty LP:
3.125% 6/15/23	2,242	2,197
4% 3/1/28	4,669	4,621
4.125% 1/15/26	2,168	2,189
		112,200

TOTAL REAL ESTATE		253,000

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,393
4.5% 3/9/48	44,290	40,261
5.55% 8/15/41	27,220	28,934
5.875% 10/1/19	6,291	6,579
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	278
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,374
Verizon Communications, Inc. 5.012% 8/21/54	47,470	47,022
		137,841
UTILITIES - 1.1%
Electric Utilities - 0.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,188
6.4% 9/15/20 (a)	11,231	12,103
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,061
7.375% 11/15/31	13,700	18,063
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,270
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,798
3.7% 9/1/24	4,262	4,168
		67,651
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,577
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,078
2.7% 6/15/21	2,065	2,026
		4,104
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	12,726	11,994
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	3,654	3,617
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,002
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,770
6% 9/1/21	6,916	7,530
6.5% 12/15/20	2,216	2,425
Sempra Energy 6% 10/15/39	5,958	7,345
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	4,001	3,901
		50,584

TOTAL UTILITIES		123,916

TOTAL NONCONVERTIBLE BONDS
(Cost $2,961,656)		2,972,881

U.S. Government and Government Agency Obligations - 47.6%
U.S. Treasury Inflation-Protected Obligations - 9.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,971	$126,692
1% 2/15/46	145,088	145,758
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	88,585	88,676
0.125% 4/15/20	136,536	136,128
0.375% 7/15/25	293,198	287,910
0.625% 1/15/26	340,320	339,115

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,124,279

U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	142,492
3% 11/15/45	83,000	81,042
3% 2/15/47	164,727	160,628
U.S. Treasury Notes:
0.875% 3/31/18	74,900	74,866
1.25% 3/31/21	170,000	163,970
1.25% 10/31/21	590,217	563,819
1.75% 6/30/22	2,348,114	2,265,836
2.125% 7/31/24	237,077	228,085
2.125% 11/30/24	62,104	59,554
2.125% 5/15/25	99,165	94,699
2.25% 10/31/24	47,507	45,948
2.25% 12/31/24	147,745	142,730
2.375% 5/15/27	120,000	115,097
2.625% 2/28/23	260,000	259,716
2.875% 3/31/18 (d)	73,228	73,315

TOTAL U.S. TREASURY OBLIGATIONS		4,471,797

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,756,225)		5,596,076

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$10,084	$10,084
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	421	424
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	83	85
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.0875% 6/15/32 (a)(b)(c)(e)	3,934	2,405
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	20	20
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	57	53
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	30	29
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	588	603
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	678	261
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	16,500	16,828
Class AA, 4.213% 12/16/41 (a)	3,891	3,812
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	1,140	962
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	16	17
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	32	31
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	47	47
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	21	21
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	7,004	6,929
Class A2II, 4.03% 11/20/47 (a)	11,913	11,928
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	25	24
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (b)(c)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	220	188
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	190	184
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	192	188
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	69	68
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	115	107
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	55	51
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,889	4,896
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	8
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	91	92
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (b)(c)	198	199
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	842	621
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	1,605	1,187
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	171	52
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	37	36
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	60	60
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	570	553
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	36	35
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.7957% 7/25/34 (b)(c)	265	263
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	294	291
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	64	62
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	63	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	903	898
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	285	290
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	433	390
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	38	38
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	25	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	18	18
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(e)	1,689	892
TOTAL ASSET-BACKED SECURITIES
(Cost $64,254)		66,259

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (a)(b)(c)	3,439	3,364
Class AA1, 1 month U.S. LIBOR + 0.280% 1.8932% 5/27/37 (a)(b)(c)	3,698	3,522
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	147	151
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (b)	349	338
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	183	179
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (b)(c)	229	227
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	100	80
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	132	89
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	11	10
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	27	27
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,617)		7,987

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	32	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	15	15
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (a)(b)(c)	134	129
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (a)(b)(c)	36	35
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (a)(b)(c)	27	26
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (a)(b)(c)	24	23
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (a)(b)(c)	30	29
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	338	317
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	19	15
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	109	101
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	41	38
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	60	55
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	33	30
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	33	25
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	35	27
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (a)(b)(c)	62	59
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (a)(b)(c)	38	36
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (a)(b)(c)	40	38
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (a)(b)(c)	34	32
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (a)(b)(c)	19	18
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (a)(b)(c)	19	18
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (a)(b)(c)	37	35
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (a)(b)(c)	53	50
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (a)(b)(c)	37	35
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (a)(b)(c)	31	29
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (a)(b)(c)	35	34
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (a)(b)(c)	26	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	19	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (a)(b)(c)	945	894
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (a)(b)(c)	76	70
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (a)(b)(c)	51	45
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (a)(b)(c)	51	44
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	204	190
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	599	572
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	561	531
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	191	173
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	125	110
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	101	80
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	205	191
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	109	103
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	116	109
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	187	161
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	294	245
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	110	86
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 5.8875% 2/12/49 (b)	93	10
Class C, 5.8875% 2/12/49 (b)	245	11
Class D, 5.8875% 2/12/49 (b)	9	0
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,576
Class B, 4.181% 11/15/34 (a)	3,453	3,408
Class C, 5.205% 11/15/34 (a)	2,422	2,424
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,636)		20,321

Municipal Securities - 0.9%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,250
4.95% 6/1/23	10,235	10,554
5.1% 6/1/33	47,970	45,228
Series 2010-1, 6.63% 2/1/35	4,420	4,678
Series 2010-3:
6.725% 4/1/35	5,880	6,178
7.35% 7/1/35	3,010	3,302
Series 2010-5, 6.2% 7/1/21	2,564	2,676
Series 2011:
5.665% 3/1/18	7,610	7,610
5.877% 3/1/19	18,645	19,096
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,131
TOTAL MUNICIPAL SECURITIES
(Cost $110,321)		107,868

Bank Notes - 0.5%
Capital One NA 2.95% 7/23/21	8,151	8,066
Citizens Bank NA 2.3% 12/3/18	5,551	5,540
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	9,955
3.1% 6/4/20	8,842	8,830
8.7% 11/18/19	1,409	1,532
KeyBank NA 6.95% 2/1/28	1,344	1,655
PNC Bank NA 2.45% 11/5/20	9,934	9,803
Regions Bank 7.5% 5/15/18	18,321	18,512
TOTAL BANK NOTES
(Cost $63,703)		63,893
	Shares	Value (000s)

Fixed-Income Funds - 23.1%
Fidelity Mortgage Backed Securities Central Fund (g)	21,134,444	$2,227,993
Fidelity Specialized High Income Central Fund (g)	4,764,574	479,126
TOTAL FIXED-INCOME FUNDS
(Cost $2,793,474)		2,707,119
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,025
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.41% (h)
(Cost $426,716)	426,644,841	426,730
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $12,215,527)		11,981,159
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(234,148)
NET ASSETS - 100%		$11,747,011

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(44)	$(54)	$(98)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(32)	(49)	(81)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(62)	(90)	(152)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(62)	(77)	(139)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	3,823	(9)	(2)	(11)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	5,500	(13)	(1)	(14)
TOTAL BUY PROTECTION							(222)	(273)	(495)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	2	0	2

TOTAL CREDIT DEFAULT SWAPS							$(220)	$(273)	$(493)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $263,267,000 or 2.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $430,000.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,972
Fidelity Mortgage Backed Securities Central Fund	30,745
Fidelity Specialized High Income Central Fund	21,324
Total	$55,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,155,355	$141,928*	$--	$--	$(69,290)	$2,227,993	31.1%
Fidelity Specialized High Income Central Fund	476,884	21,324	--	--	(19,082)	479,126	70.8%
Total	$2,632,239	$163,252	$--	$--	$(88,372)	$2,707,119

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,972,881	$--	$2,972,881	$--
U.S. Government and Government Agency Obligations	5,596,076	--	5,596,076	--
Asset-Backed Securities	66,259	--	62,962	3,297
Collateralized Mortgage Obligations	7,987	--	7,987	--
Commercial Mortgage Securities	20,321	--	20,321	--
Municipal Securities	107,868	--	107,868	--
Bank Notes	63,893	--	63,893	--
Fixed-Income Funds	2,707,119	2,707,119	--	--
Preferred Securities	12,025	--	12,025	--
Money Market Funds	426,730	426,730	--	--
Total Investments in Securities:	$11,981,159	$3,133,849	$8,844,013	$3,297
Derivative Instruments:
Assets
Swaps	$2	$--	$2	$--
Total Assets	$2	$--	$2	$--
Liabilities
Swaps	$(222)	$--	$(222)	$--
Total Liabilities	$(222)	$--	$(222)	$--
Total Derivative Instruments:	$(220)	$--	$(220)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$2	$(222)
Total Credit Risk	2	(222)
Total Value of Derivatives	$2	$(222)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,995,337)	$8,847,310
Fidelity Central Funds (cost $3,220,190)	3,133,849
Total Investment in Securities (cost $12,215,527)		$11,981,159
Receivable for fund shares sold		12,041
Interest receivable		55,462
Distributions receivable from Fidelity Central Funds		383
Bi-lateral OTC swaps, at value		2
Other receivables		185
Total assets		12,049,232
Liabilities
Payable for investments purchased	$289,184
Payable for fund shares redeemed	7,034
Distributions payable	1,129
Bi-lateral OTC swaps, at value	222
Accrued management fee	2,974
Distribution and service plan fees payable	38
Other affiliated payables	1,456
Other payables and accrued expenses	184
Total liabilities		302,221
Net Assets		$11,747,011
Net Assets consist of:
Paid in capital		$12,012,102
Undistributed net investment income		10,444
Accumulated undistributed net realized gain (loss) on investments		(40,674)
Net unrealized appreciation (depreciation) on investments		(234,861)
Net Assets		$11,747,011
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($68,431 ÷ 8,850 shares)		$7.73
Maximum offering price per share (100/96.00 of $7.73)		$8.05
Class M:
Net Asset Value and redemption price per share ($20,204 ÷ 2,612 shares)		$7.74
Maximum offering price per share (100/96.00 of $7.74)		$8.06
Class C:
Net Asset Value and offering price per share ($23,266 ÷ 3,005 shares)(a)		$7.74
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($10,655,062 ÷ 1,376,965 shares)		$7.74
Class I:
Net Asset Value, offering price and redemption price per share ($980,048 ÷ 126,516 shares)		$7.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$404
Interest		112,115
Income from Fidelity Central Funds		45,771
Total income		158,290
Expenses
Management fee	$17,353
Transfer agent fees	5,956
Distribution and service plan fees	238
Fund wide operations fee	2,454
Independent trustees' fees and expenses	21
Miscellaneous	15
Total expenses before reductions	26,037
Expense reductions	(5)	26,032
Net investment income (loss)		132,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,414
Fidelity Central Funds	3
Swaps	(461)
Capital gain distributions from Fidelity Central Funds	9,270
Total net realized gain (loss)		14,226
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(277,630)
Fidelity Central Funds	(88,375)
Swaps	434
Total change in net unrealized appreciation (depreciation)		(365,571)
Net gain (loss)		(351,345)
Net increase (decrease) in net assets resulting from operations		$(219,087)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,258	$208,651
Net realized gain (loss)	14,226	57,134
Change in net unrealized appreciation (depreciation)	(365,571)	(111,136)
Net increase (decrease) in net assets resulting from operations	(219,087)	154,649
Distributions to shareholders from net investment income	(134,678)	(195,690)
Share transactions - net increase (decrease)	1,381,965	2,110,536
Total increase (decrease) in net assets	1,028,200	2,069,495
Net Assets
Beginning of period	10,718,811	8,649,316
End of period	$11,747,011	$10,718,811
Other Information
Undistributed net investment income end of period	$10,444	$12,864

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.97	$8.03	$7.74	$7.93	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.080	.151	.197	.203	.197	.152
Net realized and unrealized gain (loss)	(.239)	(.071)	.278	(.204)	.270	(.350)
Total from investment operations	(.159)	.080	.475	(.001)	.467	(.198)
Distributions from net investment income	(.081)	(.140)	(.185)	(.189)	(.177)	(.142)
Total distributions	(.081)	(.140)	(.185)	(.189)	(.177)	(.142)
Net asset value, end of period	$7.73	$7.97	$8.03	$7.74	$7.93	$7.64
Total ReturnB,C,D	(2.00)%	1.03%	6.25%	(.04)%	6.17%	(2.52)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.77%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.78%G	.77%	.77%	.77%	.78%	.77%
Expenses net of all reductions	.78%G	.77%	.77%	.77%	.78%	.77%
Net investment income (loss)	2.04%G	1.91%	2.54%	2.57%	2.52%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$68	$74	$79	$78	$70	$82
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.98	$8.04	$7.75	$7.94	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.079	.148	.194	.201	.196	.150
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.205)	.280	(.349)
Total from investment operations	(.159)	.078	.473	(.004)	.476	(.199)
Distributions from net investment income	(.081)	(.138)	(.183)	(.186)	(.176)	(.141)
Total distributions	(.081)	(.138)	(.183)	(.186)	(.176)	(.141)
Net asset value, end of period	$7.74	$7.98	$8.04	$7.75	$7.94	$7.64
Total ReturnB,C,D	(2.01)%	1.01%	6.20%	(.07)%	6.29%	(2.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.80%	.81%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.79%G	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.79%G	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	2.03%G	1.88%	2.50%	2.54%	2.51%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$20	$22	$24	$21	$27	$41
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.99	$8.05	$7.75	$7.94	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.050	.090	.138	.143	.139	.092
Net realized and unrealized gain (loss)	(.249)	(.070)	.288	(.204)	.270	(.349)
Total from investment operations	(.199)	.020	.426	(.061)	.409	(.257)
Distributions from net investment income	(.051)	(.080)	(.126)	(.129)	(.119)	(.083)
Total distributions	(.051)	(.080)	(.126)	(.129)	(.119)	(.083)
Net asset value, end of period	$7.74	$7.99	$8.05	$7.75	$7.94	$7.65
Total ReturnB,C,D	(2.50)%	.27%	5.57%	(.79)%	5.38%	(3.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Net investment income (loss)	1.27%G	1.14%	1.78%	1.81%	1.78%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$23	$24	$30	$28	$36	$29
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.98	$8.04	$7.75	$7.94	$7.65	$7.98
Income from Investment Operations
Net investment income (loss)A	.092	.176	.222	.228	.222	.177
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.204)	.270	(.339)
Total from investment operations	(.146)	.106	.501	.024	.492	(.162)
Distributions from net investment income	(.094)	(.166)	(.211)	(.214)	(.202)	(.168)
Total distributions	(.094)	(.166)	(.211)	(.214)	(.202)	(.168)
Net asset value, end of period	$7.74	$7.98	$8.04	$7.75	$7.94	$7.65
Total ReturnB,C	(1.84)%	1.36%	6.59%	.28%	6.51%	(2.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.36%F	2.23%	2.86%	2.89%	2.85%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$10,655	$9,742	$7,974	$6,207	$5,520	$5,395
Portfolio turnover rateG	35%F,H	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.99	$8.05	$7.76	$7.95	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.090	.172	.218	.224	.218	.171
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.204)	.280	(.348)
Total from investment operations	(.148)	.102	.497	.020	.498	(.177)
Distributions from net investment income	(.092)	(.162)	(.207)	(.210)	(.198)	(.163)
Total distributions	(.092)	(.162)	(.207)	(.210)	(.198)	(.163)
Net asset value, end of period	$7.75	$7.99	$8.05	$7.76	$7.95	$7.65
Total ReturnB,C	(1.87)%	1.31%	6.53%	.23%	6.58%	(2.26)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.51%F	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.51%F	.50%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.31%F	2.19%	2.81%	2.84%	2.79%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$980	$857	$543	$490	$417	$416
Portfolio turnover rateG	35%F,H	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $49 of unrealized appreciation, of $21,226 in exchange for 197 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,991
Gross unrealized depreciation	(310,695)
Net unrealized appreciation (depreciation)	$(227,704)
Tax cost	$12,208,643

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(49,615)
Total capital loss carryforward	$(49,615)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(461)	$434

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $858,615 and $386,232, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$89	$–
Class M	-%	.25%	26	3
Class C	.75%	.25%	123	14
			$238	$17

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	–(a)
Class C(b)	1
$6

 (a) In the amount of less than five-hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$61.17
Class M	20.19
Class C	23.19
Investment Grade Bond	5,135.10
Class I	717.15
	$5,956

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$733	$1,284
Class M	215	396
Class C	159	278
Investment Grade Bond	122,574	180,476
Class I	10,997	13,256
Total	$134,678	$195,690

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	960	2,873	$7,563	$22,718
Reinvestment of distributions	89	155	702	1,219
Shares redeemed	(1,516)	(3,510)	(11,966)	(27,577)
Net increase (decrease)	(467)	(482)	$(3,701)	$(3,640)
Class M
Shares sold	161	479	$1,265	$3,774
Reinvestment of distributions	27	48	209	380
Shares redeemed	(272)	(816)	(2,141)	(6,413)
Net increase (decrease)	(84)	(289)	$(667)	$(2,259)
Class C
Shares sold	316	644	$2,502	$5,100
Reinvestment of distributions	19	32	149	252
Shares redeemed	(379)	(1,359)	(2,981)	(10,666)
Net increase (decrease)	(44)	(683)	$(330)	$(5,314)
Investment Grade Bond
Shares sold	228,445	413,405	$1,803,289	$3,252,832
Reinvestment of distributions	14,591	21,173	114,975	167,012
Shares redeemed	(86,766)	(205,544)	(684,214)	(1,611,996)
Net increase (decrease)	156,270	229,034	$1,234,050	$1,807,848
Class I
Shares sold	35,486	44,553	$281,624	$351,123
Reinvestment of distributions	1,313	1,603	10,359	12,660
Shares redeemed	(17,564)	(6,314)	(139,370)	(49,882)
Net increase (decrease)	19,235	39,842	$152,613	$313,901

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.78%
Actual		$1,000.00	$980.00	$3.83
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class M	.79%
Actual		$1,000.00	$979.90	$3.88
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class C	1.55%
Actual		$1,000.00	$975.00	$7.59
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Investment Grade Bond	.45%
Actual		$1,000.00	$981.60	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$981.30	$2.51
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIGB-SANN-0418
1.779358.115

Fidelity® Investment Grade Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	67.3%
AAA	0.2%
AA	0.1%
A	4.2%
BBB	17.1%
BB and Below	9.8%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	28.7%
U.S. Government and U.S. Government Agency Obligations	67.3%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Bonds	0.9%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 6.3%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$5,025	$5,050
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,630	2,634
3.5% 7/10/19	5,942	5,977
3.7% 5/9/23	19,000	18,906
4.25% 5/15/23	2,950	3,008
4.375% 9/25/21	11,530	11,861
		47,436
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,394	1,392
Household Durables - 0.4%
Toll Brothers Finance Corp.:
4.35% 2/15/28	10,000	9,450
4.875% 3/15/27	29,787	29,638
		39,088
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,305
4.908% 7/23/25	10,079	10,379
5.375% 5/1/47	68,796	68,097
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,101
4.5% 9/15/42	891	805
5.5% 9/1/41	3,321	3,371
5.875% 11/15/40	7,141	7,536
6.55% 5/1/37	8,170	9,292
6.75% 7/1/18	5,587	5,662
7.3% 7/1/38	8,218	9,855
8.25% 4/1/19	10,913	11,521
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,183
6.2% 3/15/40	5,000	5,847
		188,954

TOTAL CONSUMER DISCRETIONARY		276,870

CONSUMER STAPLES - 1.2%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,178
3.3% 2/1/23	16,500	16,430
3.65% 2/1/26	17,900	17,739
4.7% 2/1/36	15,622	16,417
4.9% 2/1/46	31,247	33,315
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,009
Constellation Brands, Inc. 4.75% 11/15/24	8,249	8,799
		111,887
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,187
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	1,938
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,941
4% 6/12/22	2,039	2,082
5.7% 8/15/35	1,694	1,929
6.15% 9/15/43	2,440	2,948
7.25% 6/15/37	9,654	12,726
		24,564

TOTAL CONSUMER STAPLES		140,638

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,325
Oil, Gas & Consumable Fuels - 4.5%
Amerada Hess Corp. 7.875% 10/1/29	4,826	6,002
Anadarko Finance Co. 7.5% 5/1/31	11,452	14,485
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,834
5.55% 3/15/26	5,568	6,081
6.6% 3/15/46	7,480	9,325
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,804
5.85% 2/1/35	4,394	4,978
Cenovus Energy, Inc. 4.25% 4/15/27	10,629	10,387
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	22,235
6.625% 8/15/20	23,170	23,858
8% 12/15/22 (a)	5,497	5,847
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,237
3.3% 6/1/20	6,073	6,096
4.5% 6/1/25	1,849	1,897
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,934
5.35% 3/15/20 (a)	4,973	5,097
5.85% 5/21/43 (a)(b)	9,697	9,188
DCP Midstream Operating LP:
2.7% 4/1/19	1,510	1,493
3.875% 3/15/23	6,765	6,596
5.6% 4/1/44	5,868	6,059
El Paso Corp. 6.5% 9/15/20	16,220	17,455
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,772
3.9% 5/15/24 (b)	1,887	1,860
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,833
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,193
5.5% 12/1/46	3,661	4,121
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,640
MPLX LP 4.875% 12/1/24	4,286	4,509
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	2,937
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,545
7.25% 3/17/44	59,561	60,454
Petroleos Mexicanos:
4.625% 9/21/23	12,890	12,956
4.875% 1/18/24	4,376	4,442
5.375% 3/13/22 (a)	4,905	5,126
5.625% 1/23/46	29,284	26,221
6.375% 2/4/21	11,660	12,459
6.375% 1/23/45	15,899	15,422
6.5% 3/13/27 (a)	9,240	9,876
6.5% 6/2/41	50,934	50,921
6.75% 9/21/47 (a)	9,830	9,996
6.75% 9/21/47	34,000	34,574
Phillips 66 Co. 4.3% 4/1/22	4,638	4,816
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,103
Southwestern Energy Co. 6.7% 1/23/25 (b)	16,780	16,444
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,905
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,704
4.55% 6/24/24	19,170	19,314
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,023
5.375% 6/1/21	10,438	10,926
Williams Partners LP:
4% 11/15/21	1,262	1,287
4.125% 11/15/20	1,029	1,053
4.3% 3/4/24	4,326	4,435
		523,755

TOTAL ENERGY		527,080

FINANCIALS - 11.9%
Banks - 7.0%
Bank of America Corp.:
3.004% 12/20/23 (a)(b)	2,852	2,791
3.3% 1/11/23	5,772	5,752
3.419% 12/20/28 (a)(b)	11,276	10,796
3.5% 4/19/26	13,196	12,996
3.95% 4/21/25	81,767	81,642
4% 1/22/25	58,310	58,569
4.1% 7/24/23	3,096	3,201
4.183% 11/25/27	15,000	14,994
4.2% 8/26/24	18,046	18,407
4.25% 10/22/26	69,214	69,881
5.65% 5/1/18	3,745	3,767
Barclays PLC:
2.75% 11/8/19	5,118	5,087
4.375% 1/12/26	9,700	9,710
BPCE SA 4.875% 4/1/26 (a)	16,029	16,590
Citigroup, Inc.:
2.7% 10/27/22	71,510	69,397
4.05% 7/30/22	2,865	2,931
4.125% 7/25/28	15,000	14,892
4.4% 6/10/25	17,437	17,898
4.45% 9/29/27	6,820	6,960
4.5% 1/14/22	6,932	7,237
4.6% 3/9/26	14,491	14,964
5.3% 5/6/44	20,628	22,771
5.5% 9/13/25	15,283	16,717
Citizens Bank NA 2.55% 5/13/21	2,683	2,630
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,910
4.3% 12/3/25	13,920	14,159
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,828
3.8% 9/15/22	10,350	10,450
3.8% 6/9/23	14,963	15,056
Discover Bank 7% 4/15/20	6,703	7,214
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,066
8.25% 3/1/38	2,385	3,464
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,083
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,152
5.25% 3/14/44	2,255	2,484
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,759
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,676
2.35% 1/28/19	2,547	2,544
2.95% 10/1/26	6,689	6,286
3.875% 9/10/24	13,659	13,752
4.125% 12/15/26	11,737	11,865
4.25% 10/15/20	2,763	2,857
4.35% 8/15/21	18,417	19,148
4.625% 5/10/21	2,717	2,847
4.95% 3/25/20	11,055	11,518
Rabobank Nederland 4.375% 8/4/25	10,398	10,564
Regions Bank 6.45% 6/26/37	9,230	11,168
Regions Financial Corp. 3.2% 2/8/21	4,870	4,886
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	36,089
6% 12/19/23	25,238	26,946
6.1% 6/10/23	8,465	9,041
6.125% 12/15/22	47,560	50,721
Societe Generale 4.25% 4/14/25 (a)	15,438	15,282
Synchrony Bank 3% 6/15/22	8,650	8,449
		827,844
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,122
Deutsche Bank AG 4.5% 4/1/25	12,526	12,271
Deutsche Bank AG London Branch 4.1% 1/13/26	18,090	17,665
Deutsche Bank AG New York Branch 3.3% 11/16/22	16,000	15,602
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	23,101	22,649
3.2% 2/23/23	13,000	12,800
3.272% 9/29/25 (b)	77,992	75,258
6.75% 10/1/37	59,283	75,094
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,463
3.75% 12/1/25	4,425	4,475
Lazard Group LLC 4.25% 11/14/20	4,700	4,849
Moody's Corp.:
3.25% 1/15/28 (a)	4,528	4,307
4.875% 2/15/24	4,251	4,526
Morgan Stanley:
3.125% 1/23/23	12,000	11,806
3.125% 7/27/26	32,079	30,427
3.625% 1/20/27	36,030	35,321
3.7% 10/23/24	10,321	10,316
3.75% 2/25/23	8,227	8,348
3.875% 4/29/24	9,504	9,611
4.1% 5/22/23	12,000	12,217
4.875% 11/1/22	21,614	22,789
5% 11/24/25	24,777	26,380
5.75% 1/25/21	10,138	10,872
		433,168
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,141
4.5% 5/15/21	2,895	2,984
5% 10/1/21	4,340	4,548
Capital One Financial Corp. 3.8% 1/31/28	9,403	9,129
Discover Financial Services:
3.85% 11/21/22	4,866	4,899
3.95% 11/6/24	4,069	4,063
4.1% 2/9/27	9,942	9,833
5.2% 4/27/22	4,096	4,325
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,991
Synchrony Financial:
3% 8/15/19	2,095	2,096
3.75% 8/15/21	3,164	3,204
4.25% 8/15/24	3,185	3,208
		69,421
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,487
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,290
		8,777
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,279
American International Group, Inc. 4.875% 6/1/22	5,750	6,092
Aon Corp. 5% 9/30/20	2,135	2,238
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	10,398	10,372
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,243
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,558
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,093
Pacific LifeCorp 5.125% 1/30/43 (a)	5,696	6,019
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,107
Prudential Financial, Inc. 4.5% 11/16/21	2,796	2,935
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,737
4.125% 11/1/24 (a)	2,517	2,592
Unum Group:
5.625% 9/15/20	4,155	4,412
5.75% 8/15/42	3,522	4,152
		63,829

TOTAL FINANCIALS		1,403,039

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,769
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,861
4.75% 5/1/23	300	305
5.875% 3/15/22	355	376
6.5% 2/15/20	4,514	4,751
WellPoint, Inc. 3.3% 1/15/23	9,384	9,310
		19,603
Pharmaceuticals - 0.3%
Mylan NV:
2.5% 6/7/19	6,691	6,651
3.15% 6/15/21	8,712	8,634
3.95% 6/15/26	4,484	4,337
Perrigo Finance PLC 3.5% 12/15/21	634	636
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,809
3.15% 10/1/26	5,341	4,356
Zoetis, Inc. 3.25% 2/1/23	2,627	2,607
		33,030

TOTAL HEALTH CARE		59,402

INDUSTRIALS - 0.2%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	283	290
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	197	201
		507
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,329
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	1,265	1,230
3.375% 6/1/21	4,249	4,277
3.75% 2/1/22	6,348	6,435
3.875% 4/1/21	4,585	4,669
4.25% 9/15/24	5,062	5,187
		21,798
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,392

TOTAL INDUSTRIALS		28,026

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,145
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	6,319	6,433
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,049
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,145
4.5% 8/1/47 (a)	3,305	3,297
		15,924
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,262
4.6% 4/1/22	1,830	1,912
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,864
Camden Property Trust:
2.95% 12/15/22	2,605	2,562
4.25% 1/15/24	4,889	5,025
Corporate Office Properties LP 5% 7/1/25	4,935	5,120
DDR Corp.:
3.625% 2/1/25	3,326	3,213
4.25% 2/1/26	2,697	2,674
4.625% 7/15/22	9,008	9,375
Duke Realty LP:
3.25% 6/30/26	1,279	1,239
3.625% 4/15/23	3,352	3,390
3.875% 10/15/22	9,433	9,656
4.375% 6/15/22	2,822	2,944
Equity One, Inc. 3.75% 11/15/22	12,000	12,076
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,516
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,031
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,559
4.5% 1/15/25	4,371	4,254
4.5% 4/1/27	1,555	1,486
4.75% 1/15/28	24,521	23,736
4.95% 4/1/24	1,915	1,955
5.25% 1/15/26	8,152	8,219
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,338
5% 12/15/23	1,073	1,094
Weingarten Realty Investors 3.375% 10/15/22	990	983
WP Carey, Inc.:
4% 2/1/25	7,432	7,349
4.6% 4/1/24	11,566	11,968
		140,800
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	17,004	17,049
3.95% 11/15/27	7,456	7,183
4.1% 10/1/24	6,040	6,033
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,943
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,766
Essex Portfolio LP 3.875% 5/1/24	4,176	4,208
Liberty Property LP:
3.25% 10/1/26	3,443	3,286
3.375% 6/15/23	3,567	3,573
4.125% 6/15/22	2,421	2,499
Mack-Cali Realty LP:
3.15% 5/15/23	7,757	7,059
4.5% 4/18/22	1,473	1,446
Mid-America Apartments LP 4% 11/15/25	1,797	1,812
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,089
Tanger Properties LP:
3.125% 9/1/26	4,443	4,072
3.75% 12/1/24	4,213	4,133
3.875% 12/1/23	2,574	2,557
3.875% 7/15/27	15,083	14,485
Ventas Realty LP:
3.125% 6/15/23	2,242	2,197
4% 3/1/28	4,669	4,621
4.125% 1/15/26	2,168	2,189
		112,200

TOTAL REAL ESTATE		253,000

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,393
4.5% 3/9/48	44,290	40,261
5.55% 8/15/41	27,220	28,934
5.875% 10/1/19	6,291	6,579
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	278
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,374
Verizon Communications, Inc. 5.012% 8/21/54	47,470	47,022
		137,841
UTILITIES - 1.1%
Electric Utilities - 0.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,188
6.4% 9/15/20 (a)	11,231	12,103
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,061
7.375% 11/15/31	13,700	18,063
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,270
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,798
3.7% 9/1/24	4,262	4,168
		67,651
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,577
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,078
2.7% 6/15/21	2,065	2,026
		4,104
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	12,726	11,994
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	3,654	3,617
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,002
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,770
6% 9/1/21	6,916	7,530
6.5% 12/15/20	2,216	2,425
Sempra Energy 6% 10/15/39	5,958	7,345
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	4,001	3,901
		50,584

TOTAL UTILITIES		123,916

TOTAL NONCONVERTIBLE BONDS
(Cost $2,961,656)		2,972,881

U.S. Government and Government Agency Obligations - 47.6%
U.S. Treasury Inflation-Protected Obligations - 9.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,971	$126,692
1% 2/15/46	145,088	145,758
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	88,585	88,676
0.125% 4/15/20	136,536	136,128
0.375% 7/15/25	293,198	287,910
0.625% 1/15/26	340,320	339,115

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,124,279

U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	142,492
3% 11/15/45	83,000	81,042
3% 2/15/47	164,727	160,628
U.S. Treasury Notes:
0.875% 3/31/18	74,900	74,866
1.25% 3/31/21	170,000	163,970
1.25% 10/31/21	590,217	563,819
1.75% 6/30/22	2,348,114	2,265,836
2.125% 7/31/24	237,077	228,085
2.125% 11/30/24	62,104	59,554
2.125% 5/15/25	99,165	94,699
2.25% 10/31/24	47,507	45,948
2.25% 12/31/24	147,745	142,730
2.375% 5/15/27	120,000	115,097
2.625% 2/28/23	260,000	259,716
2.875% 3/31/18 (d)	73,228	73,315

TOTAL U.S. TREASURY OBLIGATIONS		4,471,797

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,756,225)		5,596,076

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$10,084	$10,084
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	421	424
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	83	85
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.0875% 6/15/32 (a)(b)(c)(e)	3,934	2,405
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	20	20
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	57	53
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	30	29
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	588	603
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	678	261
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	16,500	16,828
Class AA, 4.213% 12/16/41 (a)	3,891	3,812
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	1,140	962
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	16	17
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	32	31
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	47	47
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	21	21
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	7,004	6,929
Class A2II, 4.03% 11/20/47 (a)	11,913	11,928
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	25	24
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (b)(c)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	220	188
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	190	184
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	192	188
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	69	68
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	115	107
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	55	51
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,889	4,896
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	8
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	91	92
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (b)(c)	198	199
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	842	621
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	1,605	1,187
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	171	52
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	37	36
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	60	60
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	570	553
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	36	35
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.7957% 7/25/34 (b)(c)	265	263
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	294	291
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	64	62
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	63	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	903	898
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	285	290
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	433	390
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	38	38
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	25	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	18	18
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(e)	1,689	892
TOTAL ASSET-BACKED SECURITIES
(Cost $64,254)		66,259

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (a)(b)(c)	3,439	3,364
Class AA1, 1 month U.S. LIBOR + 0.280% 1.8932% 5/27/37 (a)(b)(c)	3,698	3,522
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	147	151
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (b)	349	338
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	183	179
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (b)(c)	229	227
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	100	80
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	132	89
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	11	10
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	27	27
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,617)		7,987

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	32	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	15	15
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.0207% 11/25/35 (a)(b)(c)	134	129
Class M1, 1 month U.S. LIBOR + 0.440% 2.0607% 11/25/35 (a)(b)(c)	36	35
Class M2, 1 month U.S. LIBOR + 0.490% 2.1107% 11/25/35 (a)(b)(c)	27	26
Class M3, 1 month U.S. LIBOR + 0.510% 2.1307% 11/25/35 (a)(b)(c)	24	23
Class M4, 1 month U.S. LIBOR + 0.600% 2.2207% 11/25/35 (a)(b)(c)	30	29
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	338	317
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	19	15
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	109	101
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	41	38
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	60	55
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	33	30
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	33	25
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	35	27
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.9121% 4/25/36 (a)(b)(c)	62	59
Class M1, 1 month U.S. LIBOR + 0.380% 1.9321% 4/25/36 (a)(b)(c)	38	36
Class M2, 1 month U.S. LIBOR + 0.400% 1.9521% 4/25/36 (a)(b)(c)	40	38
Class M3, 1 month U.S. LIBOR + 0.420% 1.9721% 4/25/36 (a)(b)(c)	34	32
Class M4, 1 month U.S. LIBOR + 0.520% 2.0721% 4/25/36 (a)(b)(c)	19	18
Class M5, 1 month U.S. LIBOR + 0.560% 2.1121% 4/25/36 (a)(b)(c)	19	18
Class M6, 1 month U.S. LIBOR + 0.640% 2.1921% 4/25/36 (a)(b)(c)	37	35
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.9307% 7/25/36 (a)(b)(c)	53	50
Class M2, 1 month U.S. LIBOR + 0.330% 1.9507% 7/25/36 (a)(b)(c)	37	35
Class M3, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/36 (a)(b)(c)	31	29
Class M4, 1 month U.S. LIBOR + 0.420% 2.0407% 7/25/36 (a)(b)(c)	35	34
Class M5, 1 month U.S. LIBOR + 0.470% 2.0907% 7/25/36 (a)(b)(c)	26	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	19	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 12/25/36 (a)(b)(c)	945	894
Class M1, 1 month U.S. LIBOR + 0.290% 1.9107% 12/25/36 (a)(b)(c)	76	70
Class M2, 1 month U.S. LIBOR + 0.310% 1.9307% 12/25/36 (a)(b)(c)	51	45
Class M3, 1 month U.S. LIBOR + 0.340% 1.9607% 12/25/36 (a)(b)(c)	51	44
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	204	190
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	599	572
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	561	531
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	191	173
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	125	110
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	101	80
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	205	191
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	109	103
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	116	109
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	187	161
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	294	245
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	110	86
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 5.8875% 2/12/49 (b)	93	10
Class C, 5.8875% 2/12/49 (b)	245	11
Class D, 5.8875% 2/12/49 (b)	9	0
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,576
Class B, 4.181% 11/15/34 (a)	3,453	3,408
Class C, 5.205% 11/15/34 (a)	2,422	2,424
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,636)		20,321

Municipal Securities - 0.9%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,250
4.95% 6/1/23	10,235	10,554
5.1% 6/1/33	47,970	45,228
Series 2010-1, 6.63% 2/1/35	4,420	4,678
Series 2010-3:
6.725% 4/1/35	5,880	6,178
7.35% 7/1/35	3,010	3,302
Series 2010-5, 6.2% 7/1/21	2,564	2,676
Series 2011:
5.665% 3/1/18	7,610	7,610
5.877% 3/1/19	18,645	19,096
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,131
TOTAL MUNICIPAL SECURITIES
(Cost $110,321)		107,868

Bank Notes - 0.5%
Capital One NA 2.95% 7/23/21	8,151	8,066
Citizens Bank NA 2.3% 12/3/18	5,551	5,540
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	9,955
3.1% 6/4/20	8,842	8,830
8.7% 11/18/19	1,409	1,532
KeyBank NA 6.95% 2/1/28	1,344	1,655
PNC Bank NA 2.45% 11/5/20	9,934	9,803
Regions Bank 7.5% 5/15/18	18,321	18,512
TOTAL BANK NOTES
(Cost $63,703)		63,893
	Shares	Value (000s)

Fixed-Income Funds - 23.1%
Fidelity Mortgage Backed Securities Central Fund (g)	21,134,444	$2,227,993
Fidelity Specialized High Income Central Fund (g)	4,764,574	479,126
TOTAL FIXED-INCOME FUNDS
(Cost $2,793,474)		2,707,119
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,025
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.41% (h)
(Cost $426,716)	426,644,841	426,730
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $12,215,527)		11,981,159
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(234,148)
NET ASSETS - 100%		$11,747,011

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(44)	$(54)	$(98)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(32)	(49)	(81)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(62)	(90)	(152)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(62)	(77)	(139)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	3,823	(9)	(2)	(11)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	5,500	(13)	(1)	(14)
TOTAL BUY PROTECTION							(222)	(273)	(495)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	2	0	2

TOTAL CREDIT DEFAULT SWAPS							$(220)	$(273)	$(493)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $263,267,000 or 2.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $430,000.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,972
Fidelity Mortgage Backed Securities Central Fund	30,745
Fidelity Specialized High Income Central Fund	21,324
Total	$55,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,155,355	$141,928*	$--	$--	$(69,290)	$2,227,993	31.1%
Fidelity Specialized High Income Central Fund	476,884	21,324	--	--	(19,082)	479,126	70.8%
Total	$2,632,239	$163,252	$--	$--	$(88,372)	$2,707,119

 * Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,972,881	$--	$2,972,881	$--
U.S. Government and Government Agency Obligations	5,596,076	--	5,596,076	--
Asset-Backed Securities	66,259	--	62,962	3,297
Collateralized Mortgage Obligations	7,987	--	7,987	--
Commercial Mortgage Securities	20,321	--	20,321	--
Municipal Securities	107,868	--	107,868	--
Bank Notes	63,893	--	63,893	--
Fixed-Income Funds	2,707,119	2,707,119	--	--
Preferred Securities	12,025	--	12,025	--
Money Market Funds	426,730	426,730	--	--
Total Investments in Securities:	$11,981,159	$3,133,849	$8,844,013	$3,297
Derivative Instruments:
Assets
Swaps	$2	$--	$2	$--
Total Assets	$2	$--	$2	$--
Liabilities
Swaps	$(222)	$--	$(222)	$--
Total Liabilities	$(222)	$--	$(222)	$--
Total Derivative Instruments:	$(220)	$--	$(220)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$2	$(222)
Total Credit Risk	2	(222)
Total Value of Derivatives	$2	$(222)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,995,337)	$8,847,310
Fidelity Central Funds (cost $3,220,190)	3,133,849
Total Investment in Securities (cost $12,215,527)		$11,981,159
Receivable for fund shares sold		12,041
Interest receivable		55,462
Distributions receivable from Fidelity Central Funds		383
Bi-lateral OTC swaps, at value		2
Other receivables		185
Total assets		12,049,232
Liabilities
Payable for investments purchased	$289,184
Payable for fund shares redeemed	7,034
Distributions payable	1,129
Bi-lateral OTC swaps, at value	222
Accrued management fee	2,974
Distribution and service plan fees payable	38
Other affiliated payables	1,456
Other payables and accrued expenses	184
Total liabilities		302,221
Net Assets		$11,747,011
Net Assets consist of:
Paid in capital		$12,012,102
Undistributed net investment income		10,444
Accumulated undistributed net realized gain (loss) on investments		(40,674)
Net unrealized appreciation (depreciation) on investments		(234,861)
Net Assets		$11,747,011
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($68,431 ÷ 8,850 shares)		$7.73
Maximum offering price per share (100/96.00 of $7.73)		$8.05
Class M:
Net Asset Value and redemption price per share ($20,204 ÷ 2,612 shares)		$7.74
Maximum offering price per share (100/96.00 of $7.74)		$8.06
Class C:
Net Asset Value and offering price per share ($23,266 ÷ 3,005 shares)(a)		$7.74
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($10,655,062 ÷ 1,376,965 shares)		$7.74
Class I:
Net Asset Value, offering price and redemption price per share ($980,048 ÷ 126,516 shares)		$7.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$404
Interest		112,115
Income from Fidelity Central Funds		45,771
Total income		158,290
Expenses
Management fee	$17,353
Transfer agent fees	5,956
Distribution and service plan fees	238
Fund wide operations fee	2,454
Independent trustees' fees and expenses	21
Miscellaneous	15
Total expenses before reductions	26,037
Expense reductions	(5)	26,032
Net investment income (loss)		132,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,414
Fidelity Central Funds	3
Swaps	(461)
Capital gain distributions from Fidelity Central Funds	9,270
Total net realized gain (loss)		14,226
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(277,630)
Fidelity Central Funds	(88,375)
Swaps	434
Total change in net unrealized appreciation (depreciation)		(365,571)
Net gain (loss)		(351,345)
Net increase (decrease) in net assets resulting from operations		$(219,087)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,258	$208,651
Net realized gain (loss)	14,226	57,134
Change in net unrealized appreciation (depreciation)	(365,571)	(111,136)
Net increase (decrease) in net assets resulting from operations	(219,087)	154,649
Distributions to shareholders from net investment income	(134,678)	(195,690)
Share transactions - net increase (decrease)	1,381,965	2,110,536
Total increase (decrease) in net assets	1,028,200	2,069,495
Net Assets
Beginning of period	10,718,811	8,649,316
End of period	$11,747,011	$10,718,811
Other Information
Undistributed net investment income end of period	$10,444	$12,864

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.97	$8.03	$7.74	$7.93	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.080	.151	.197	.203	.197	.152
Net realized and unrealized gain (loss)	(.239)	(.071)	.278	(.204)	.270	(.350)
Total from investment operations	(.159)	.080	.475	(.001)	.467	(.198)
Distributions from net investment income	(.081)	(.140)	(.185)	(.189)	(.177)	(.142)
Total distributions	(.081)	(.140)	(.185)	(.189)	(.177)	(.142)
Net asset value, end of period	$7.73	$7.97	$8.03	$7.74	$7.93	$7.64
Total ReturnB,C,D	(2.00)%	1.03%	6.25%	(.04)%	6.17%	(2.52)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.77%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.78%G	.77%	.77%	.77%	.78%	.77%
Expenses net of all reductions	.78%G	.77%	.77%	.77%	.78%	.77%
Net investment income (loss)	2.04%G	1.91%	2.54%	2.57%	2.52%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$68	$74	$79	$78	$70	$82
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.98	$8.04	$7.75	$7.94	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.079	.148	.194	.201	.196	.150
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.205)	.280	(.349)
Total from investment operations	(.159)	.078	.473	(.004)	.476	(.199)
Distributions from net investment income	(.081)	(.138)	(.183)	(.186)	(.176)	(.141)
Total distributions	(.081)	(.138)	(.183)	(.186)	(.176)	(.141)
Net asset value, end of period	$7.74	$7.98	$8.04	$7.75	$7.94	$7.64
Total ReturnB,C,D	(2.01)%	1.01%	6.20%	(.07)%	6.29%	(2.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.80%	.81%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.79%G	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.79%G	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	2.03%G	1.88%	2.50%	2.54%	2.51%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$20	$22	$24	$21	$27	$41
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.99	$8.05	$7.75	$7.94	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.050	.090	.138	.143	.139	.092
Net realized and unrealized gain (loss)	(.249)	(.070)	.288	(.204)	.270	(.349)
Total from investment operations	(.199)	.020	.426	(.061)	.409	(.257)
Distributions from net investment income	(.051)	(.080)	(.126)	(.129)	(.119)	(.083)
Total distributions	(.051)	(.080)	(.126)	(.129)	(.119)	(.083)
Net asset value, end of period	$7.74	$7.99	$8.05	$7.75	$7.94	$7.65
Total ReturnB,C,D	(2.50)%	.27%	5.57%	(.79)%	5.38%	(3.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.52%	1.51%	1.52%
Net investment income (loss)	1.27%G	1.14%	1.78%	1.81%	1.78%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$23	$24	$30	$28	$36	$29
Portfolio turnover rateH	35%G,I	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.98	$8.04	$7.75	$7.94	$7.65	$7.98
Income from Investment Operations
Net investment income (loss)A	.092	.176	.222	.228	.222	.177
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.204)	.270	(.339)
Total from investment operations	(.146)	.106	.501	.024	.492	(.162)
Distributions from net investment income	(.094)	(.166)	(.211)	(.214)	(.202)	(.168)
Total distributions	(.094)	(.166)	(.211)	(.214)	(.202)	(.168)
Net asset value, end of period	$7.74	$7.98	$8.04	$7.75	$7.94	$7.65
Total ReturnB,C	(1.84)%	1.36%	6.59%	.28%	6.51%	(2.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.36%F	2.23%	2.86%	2.89%	2.85%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$10,655	$9,742	$7,974	$6,207	$5,520	$5,395
Portfolio turnover rateG	35%F,H	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$7.99	$8.05	$7.76	$7.95	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.090	.172	.218	.224	.218	.171
Net realized and unrealized gain (loss)	(.238)	(.070)	.279	(.204)	.280	(.348)
Total from investment operations	(.148)	.102	.497	.020	.498	(.177)
Distributions from net investment income	(.092)	(.162)	(.207)	(.210)	(.198)	(.163)
Total distributions	(.092)	(.162)	(.207)	(.210)	(.198)	(.163)
Net asset value, end of period	$7.75	$7.99	$8.05	$7.76	$7.95	$7.65
Total ReturnB,C	(1.87)%	1.31%	6.53%	.23%	6.58%	(2.26)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.51%F	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.51%F	.50%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.31%F	2.19%	2.81%	2.84%	2.79%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$980	$857	$543	$490	$417	$416
Portfolio turnover rateG	35%F,H	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged investments, including accrued interest, for shares of Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest and $49 of unrealized appreciation, of $21,226 in exchange for 197 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,991
Gross unrealized depreciation	(310,695)
Net unrealized appreciation (depreciation)	$(227,704)
Tax cost	$12,208,643

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(49,615)
Total capital loss carryforward	$(49,615)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(461)	$434

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $858,615 and $386,232, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$89	$–
Class M	-%	.25%	26	3
Class C	.75%	.25%	123	14
			$238	$17

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	–(a)
Class C(b)	1
$6

 (a) In the amount of less than five-hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$61.17
Class M	20.19
Class C	23.19
Investment Grade Bond	5,135.10
Class I	717.15
	$5,956

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$733	$1,284
Class M	215	396
Class C	159	278
Investment Grade Bond	122,574	180,476
Class I	10,997	13,256
Total	$134,678	$195,690

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	960	2,873	$7,563	$22,718
Reinvestment of distributions	89	155	702	1,219
Shares redeemed	(1,516)	(3,510)	(11,966)	(27,577)
Net increase (decrease)	(467)	(482)	$(3,701)	$(3,640)
Class M
Shares sold	161	479	$1,265	$3,774
Reinvestment of distributions	27	48	209	380
Shares redeemed	(272)	(816)	(2,141)	(6,413)
Net increase (decrease)	(84)	(289)	$(667)	$(2,259)
Class C
Shares sold	316	644	$2,502	$5,100
Reinvestment of distributions	19	32	149	252
Shares redeemed	(379)	(1,359)	(2,981)	(10,666)
Net increase (decrease)	(44)	(683)	$(330)	$(5,314)
Investment Grade Bond
Shares sold	228,445	413,405	$1,803,289	$3,252,832
Reinvestment of distributions	14,591	21,173	114,975	167,012
Shares redeemed	(86,766)	(205,544)	(684,214)	(1,611,996)
Net increase (decrease)	156,270	229,034	$1,234,050	$1,807,848
Class I
Shares sold	35,486	44,553	$281,624	$351,123
Reinvestment of distributions	1,313	1,603	10,359	12,660
Shares redeemed	(17,564)	(6,314)	(139,370)	(49,882)
Net increase (decrease)	19,235	39,842	$152,613	$313,901

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.78%
Actual		$1,000.00	$980.00	$3.83
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class M	.79%
Actual		$1,000.00	$979.90	$3.88
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class C	1.55%
Actual		$1,000.00	$975.00	$7.59
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Investment Grade Bond	.45%
Actual		$1,000.00	$981.60	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$981.30	$2.51
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGB-SANN-0418
1.538655.120

Fidelity® Intermediate Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	34.6%
AAA	6.8%
AA	5.2%
A	17.2%
BBB	29.9%
BB and Below	5.5%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	54.0%
U.S. Government and U.S. Government Agency Obligations	34.6%
Asset-Backed Securities	3.0%
CMOs and Other Mortgage Related Securities	4.6%
Municipal Bonds	0.5%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 10.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 53.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 2.5%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	$6,432	$6,320
Daimler Finance North America LLC:
2.25% 9/3/19 (a)	17,149	17,006
2.3% 2/12/21 (a)	5,880	5,757
2.85% 1/6/22 (a)	3,657	3,601
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,611
2.65% 4/13/20	4,423	4,381
3.1% 1/15/19	4,690	4,701
3.15% 1/15/20	6,680	6,690
3.25% 1/5/23	5,500	5,385
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,646
2.45% 11/20/19 (a)	6,500	6,452
		70,550
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	3,857	3,791
Household Durables - 0.8%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,173
Lennar Corp. 2.95% 11/29/20 (a)	6,000	5,835
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,207
4.875% 11/15/25	4,400	4,400
		23,615
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	5,431	5,258
Media - 1.8%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,220
4.5% 2/15/21	1,705	1,778
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,072
4.908% 7/23/25	4,820	4,964
Comcast Corp.:
1.625% 1/15/22	5,124	4,860
5.15% 3/1/20	4,685	4,908
5.7% 5/15/18	355	357
Discovery Communications LLC:
2.95% 3/20/23	6,130	5,926
3.25% 4/1/23	563	551
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,138
Time Warner Cable, Inc.:
6.75% 7/1/18	7,189	7,285
8.25% 4/1/19	2,550	2,692
Time Warner, Inc. 4.875% 3/15/20	5,060	5,246
		50,997
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,341
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,202
		6,543

TOTAL CONSUMER DISCRETIONARY		160,754

CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,555
2.65% 2/1/21	6,659	6,597
3.3% 2/1/23	7,172	7,141
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	3,580	3,579
		23,872
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,834
3.5% 7/20/22	1,679	1,673
4.125% 5/15/21	4,367	4,470
		8,977
Food Products - 0.3%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,026
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,490
		7,516
Tobacco - 0.9%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,373
3.5% 6/15/22 (a)	4,810	4,830
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,849
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,031
Reynolds American, Inc.:
3.25% 6/12/20	638	640
4% 6/12/22	2,191	2,237
		25,960

TOTAL CONSUMER STAPLES		66,325

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,403
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,367
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	4,973
		14,743
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,664
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,938
2.521% 1/15/20	3,410	3,396
3.245% 5/6/22	4,160	4,182
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,138
3.9% 2/1/25	3,400	3,382
Cenovus Energy, Inc.:
3% 8/15/22	1,650	1,600
5.7% 10/15/19	7,250	7,524
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	2,985
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,221
DCP Midstream Operating LP:
2.7% 4/1/19	1,120	1,107
3.875% 3/15/23	3,530	3,442
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,413
Enterprise Products Operating LP:
2.55% 10/15/19	693	690
4.05% 2/15/22	4,350	4,474
EQT Corp. 2.5% 10/1/20	2,725	2,684
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,143
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,628
3.95% 9/1/22	775	786
MPLX LP:
3.375% 3/15/23	3,545	3,518
4% 2/15/25	500	499
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,086
4.625% 9/21/23	3,200	3,216
5.35% 2/12/28 (a)	3,350	3,293
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,068
3.65% 6/1/22	5,156	5,093
Shell International Finance BV 2.125% 5/11/20	4,895	4,834
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,101
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	974
4.55% 6/24/24	4,547	4,581
Total Capital International SA 2.125% 1/10/19	8,195	8,172
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,971	5,911
3.125% 1/15/19	2,847	2,856
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,507
5.375% 6/1/21	4,300	4,501
Williams Partners LP 4.3% 3/4/24	4,990	5,116
		137,723

TOTAL ENERGY		152,466

FINANCIALS - 22.4%
Banks - 12.6%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,672
2.65% 4/1/19	7,598	7,602
3.004% 12/20/23 (a)(b)	6,528	6,387
4.2% 8/26/24	3,440	3,509
4.25% 10/22/26	3,412	3,445
4.45% 3/3/26	3,485	3,563
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,418
4.5% 12/16/25	6,400	6,540
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,320	3,278
Barclays PLC:
2.75% 11/8/19	2,863	2,846
2.875% 6/8/20	4,810	4,765
3.2% 8/10/21	4,798	4,745
3.25% 1/12/21	3,509	3,484
BNP Paribas SA 2.45% 3/17/19	3,370	3,365
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,516
CIT Group, Inc. 3.875% 2/19/19	7,345	7,382
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,222
2.7% 10/27/22	11,000	10,675
2.75% 4/25/22	4,500	4,404
2.9% 12/8/21	4,703	4,643
4.6% 3/9/26	3,280	3,387
Citizens Bank NA:
2.45% 12/4/19	6,790	6,735
2.55% 5/13/21	4,261	4,177
2.65% 5/26/22	3,090	3,006
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,292
Comerica, Inc. 2.125% 5/23/19	2,052	2,043
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,320
2.3% 9/6/19	3,440	3,421
2.55% 3/15/21	3,120	3,073
Credit Suisse New York Branch 3% 10/29/21	3,500	3,480
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,194
4.5% 6/1/18	440	443
First Horizon National Corp. 3.5% 12/15/20	7,958	8,034
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,031
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,885
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,749
4% 3/30/22	3,778	3,872
5.1% 4/5/21	4,270	4,503
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,806
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,621
3.15% 3/14/21	4,700	4,715
7% 12/15/20	1,204	1,326
Huntington National Bank 2.2% 4/1/19	4,985	4,959
ING Bank NV 2.7% 8/17/20 (a)	1,586	1,573
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	7,600	7,445
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,686
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,401
2.35% 1/28/19	7,995	7,986
3.875% 9/10/24	5,168	5,203
4.125% 12/15/26	5,070	5,125
4.5% 1/24/22	4,210	4,403
KeyCorp. 5.1% 3/24/21	4,303	4,558
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,689
2.95% 3/1/21	7,298	7,280
3.455% 3/2/23	6,000	5,998
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,041
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,637
MUFG Americas Holdings Corp. 2.25% 2/10/20	3,292	3,247
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,352
Regions Financial Corp.:
2.75% 8/14/22	4,704	4,586
3.2% 2/8/21	4,701	4,717
Royal Bank of Canada 2.35% 10/30/20	6,360	6,280
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,256
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	5,000	4,890
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	3,996
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,197
2.934% 3/9/21	4,046	4,028
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,651
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,327
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	7,995
2.125% 4/7/21	4,740	4,628
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,061
3% 1/22/21	6,034	6,026
4.3% 7/22/27	4,780	4,844
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,733
2.8% 1/11/22	4,802	4,742
		363,114
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,608
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,839
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,382
Goldman Sachs Group, Inc.:
2.625% 1/31/19	7,920	7,922
2.625% 4/25/21	3,282	3,228
3.2% 2/23/23	13,500	13,293
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,098
Lazard Group LLC 4.25% 11/14/20	1,723	1,778
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	5,899
Moody's Corp. 2.75% 12/15/21	779	768
Morgan Stanley:
2.375% 7/23/19	3,430	3,414
2.5% 4/21/21	5,000	4,910
2.65% 1/27/20	5,010	4,989
3.125% 1/23/23	5,609	5,518
3.875% 1/27/26	4,600	4,611
4.875% 11/1/22	3,010	3,174
5.625% 9/23/19	933	972
5.75% 1/25/21	4,378	4,695
7.3% 5/13/19	3,668	3,860
S&P Global, Inc. 2.5% 8/15/18	1,947	1,949
UBS AG Stamford Branch 2.375% 8/14/19	7,600	7,554
		95,461
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,675
3.5% 5/26/22	1,109	1,105
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,868
Capital One Financial Corp. 3.2% 1/30/23	6,000	5,878
Discover Financial Services:
3.85% 11/21/22	196	197
5.2% 4/27/22	5,287	5,583
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,307
3.336% 3/18/21	7,800	7,761
3.339% 3/28/22	2,657	2,617
4.25% 9/20/22	4,080	4,157
Hyundai Capital America:
2.55% 2/6/19 (a)	2,513	2,505
2.6% 3/19/20 (a)	6,620	6,533
2.875% 8/9/18 (a)	1,665	1,667
3% 10/30/20 (a)	6,329	6,278
Synchrony Financial:
3% 8/15/19	1,208	1,209
3.75% 8/15/21	4,450	4,506
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,458
		77,304
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,856
3.875% 8/15/22	3,628	3,657
4.125% 6/15/26	1,347	1,326
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,601
		12,440
Insurance - 3.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,106
AIA Group Ltd. 2.25% 3/11/19 (a)	743	737
American International Group, Inc.:
3.3% 3/1/21	5,232	5,244
4.875% 6/1/22	6,517	6,905
Aon Corp. 5% 9/30/20	4,000	4,193
Aon PLC 3.875% 12/15/25	6,215	6,288
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	1,929	1,924
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,018
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,703
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,568
4.8% 7/15/21	4,925	5,180
MassMutual Global Funding II:
2.45% 11/23/20 (a)	4,750	4,697
2.5% 4/13/22 (a)	6,290	6,140
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	4,130	4,067
2.3% 4/10/19 (a)	8,370	8,341
2.65% 4/8/22 (a)	7,790	7,629
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,371
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,029
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,687
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	980
Unum Group:
4% 3/15/24	3,330	3,380
5.625% 9/15/20	5,021	5,332
		98,519

TOTAL FINANCIALS		646,838

HEALTH CARE - 3.9%
Biotechnology - 0.6%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,050
2.9% 11/6/22	7,275	7,126
Amgen, Inc. 2.125% 5/1/20	3,530	3,474
Celgene Corp. 2.875% 8/15/20	3,000	2,993
		17,643
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,609
Becton, Dickinson & Co.:
2.675% 12/15/19	890	887
2.894% 6/6/22	4,633	4,514
Danaher Corp. 2.4% 9/15/20	1,130	1,122
Medtronic, Inc. 2.5% 3/15/20	6,790	6,751
		17,883
Health Care Providers & Services - 1.5%
Aetna, Inc. 2.75% 11/15/22	597	578
Anthem, Inc. 3.35% 12/1/24	6,000	5,843
Express Scripts Holding Co.:
2.25% 6/15/19	5,140	5,101
2.6% 11/30/20	1,311	1,294
4.75% 11/15/21	2,329	2,439
McKesson Corp. 2.284% 3/15/19	3,330	3,320
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,577
2.7% 7/15/20	2,557	2,554
2.75% 2/15/23	684	670
3.35% 7/15/22	1,155	1,166
3.875% 10/15/20	5,296	5,437
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,258
4.35% 8/15/20	5,502	5,692
		42,929
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,417
4.15% 2/1/24	918	945
		4,362
Pharmaceuticals - 1.0%
Actavis Funding SCS 3% 3/12/20	6,026	6,022
Mylan NV 2.5% 6/7/19	1,677	1,667
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,620
Perrigo Finance PLC 3.5% 12/15/21	351	352
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,762
Teva Pharmaceutical Finance Netherlands III BV 1.4% 7/20/18	7,600	7,581
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,541
3.45% 11/13/20	887	897
		28,442

TOTAL HEALTH CARE		111,259

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,232
3.8% 10/7/24 (a)	2,162	2,184
		8,416
Airlines - 0.2%
Continental Airlines, Inc. 6.795% 8/2/18	7	7
Delta Air Lines, Inc. 2.875% 3/13/20	6,200	6,185
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	39	40
		6,232
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,071
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,232
Industrial Conglomerates - 0.4%
General Electric Co. 2.7% 10/9/22	3,340	3,232
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,715
3% 12/15/20	3,140	3,146
		12,093
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,058
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	918
		8,976
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,899
3.375% 6/1/21	4,710	4,741
4.75% 3/1/20	2,913	3,014
International Lease Finance Corp. 5.875% 8/15/22	6,480	7,068
		17,722

TOTAL INDUSTRIALS		58,742

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,660
Electronic Equipment & Components - 0.4%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,121
3.2% 4/1/24	1,056	1,035
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,624
		11,780
IT Services - 0.1%
Visa, Inc. 2.8% 12/14/22	4,670	4,611
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,267

TOTAL INFORMATION TECHNOLOGY		27,318

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
2.45% 5/1/20 (a)	2,969	2,943
3.3% 5/1/23 (a)	3,392	3,395
LYB International Finance II BV 3.5% 3/2/27	3,160	3,076
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,206
The Mosaic Co. 4.25% 11/15/23	5,095	5,238
		18,858
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	720
4.6% 4/1/22	1,262	1,318
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,610
Boston Properties, Inc.:
3.2% 1/15/25	3,000	2,909
3.85% 2/1/23	3,900	3,993
Camden Property Trust 4.25% 1/15/24	2,807	2,885
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,265
5% 7/1/25	1,529	1,586
DDR Corp.:
3.625% 2/1/25	1,358	1,312
4.25% 2/1/26	2,246	2,227
4.625% 7/15/22	6,764	7,040
Duke Realty LP:
3.625% 4/15/23	1,976	1,999
3.875% 10/15/22	3,009	3,080
Equity One, Inc. 3.75% 11/15/22	8,200	8,252
ERP Operating LP:
4.625% 12/15/21	3,194	3,368
4.75% 7/15/20	2,996	3,121
Federal Realty Investment Trust 3% 8/1/22	1,518	1,505
HCP, Inc. 4.25% 11/15/23	5,100	5,262
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,651
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,657
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,052
3.4% 11/1/22	2,493	2,501
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,174
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,039
4.5% 1/15/25	1,111	1,081
4.5% 4/1/27	3,298	3,151
4.95% 4/1/24	1,104	1,127
5.25% 1/15/26	3,160	3,186
Regency Centers LP 3.75% 6/15/24	2,349	2,328
Simon Property Group LP:
2.35% 1/30/22	1,248	1,214
2.625% 6/15/22	4,174	4,084
		88,697
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,412
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,329
3.95% 7/1/22	4,592	4,717
Liberty Property LP:
4.125% 6/15/22	1,971	2,034
4.75% 10/1/20	7,111	7,413
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,211
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,701
Tanger Properties LP 3.75% 12/1/24	3,076	3,017
Ventas Realty LP:
3.125% 6/15/23	885	867
4% 3/1/28	1,168	1,156
Washington Prime Group LP 3.85% 4/1/20	4,940	4,887
		35,744

TOTAL REAL ESTATE		124,441

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,104
2.45% 6/30/20	2,237	2,213
2.8% 2/17/21	7,750	7,691
3% 6/30/22	2,110	2,075
3.4% 5/15/25	4,920	4,737
3.6% 2/17/23	2,810	2,816
5.875% 10/1/19	287	300
British Telecommunications PLC 2.35% 2/14/19	1,992	1,987
SBA Tower Trust 3.156% 10/15/20 (a)	4,730	4,651
Verizon Communications, Inc.:
1.75% 8/15/21	1,403	1,342
2.946% 3/15/22	2,884	2,845
3% 11/1/21	9,890	9,839
5.15% 9/15/23	4,000	4,334
		47,934
UTILITIES - 4.1%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,670
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,785
Commonwealth Edison Co. 4% 8/1/20	4,400	4,507
Duke Energy Corp. 1.8% 9/1/21	1,793	1,715
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	398
Edison International 2.95% 3/15/23	1,206	1,176
Eversource Energy:
2.5% 3/15/21	2,923	2,880
2.8% 5/1/23	4,679	4,540
Exelon Corp.:
2.85% 6/15/20	934	930
3.497% 6/1/22 (b)	2,741	2,738
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,117
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,199
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,739	3,648
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	6,844
6.5% 8/1/18	2,033	2,068
Pacific Gas & Electric Co. 3.25% 9/15/21	662	663
PG&E Corp. 2.4% 3/1/19	489	486
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,430
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,121
Southern Co. 2.35% 7/1/21	7,954	7,729
Tampa Electric Co. 5.4% 5/15/21	1,635	1,740
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,777
Wisconsin Electric Power Co. 2.95% 9/15/21	768	768
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,701
		70,649
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,373
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	806	791
Southern Power Co. 2.375% 6/1/20	2,294	2,268
		3,059
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28 (a)	6,000	5,804
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,809
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	4,542	4,281
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	4,221	4,179
2% 8/15/21	1,125	1,081
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,179
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,054
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,639
Sempra Energy:
2.875% 10/1/22	1,677	1,648
3.4% 2/1/28	5,950	5,667
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	3,383	3,298
		42,639

TOTAL UTILITIES		117,720

TOTAL NONCONVERTIBLE BONDS
(Cost $1,530,330)		1,532,655

U.S. Treasury Obligations - 32.7%
U.S. Treasury Notes:
1.375% 3/31/20	$206,521	$202,633
1.875% 9/30/22	59,113	57,190
2.125% 6/30/22	87,706	86,003
2.125% 5/15/25	243,797	232,817
2.25% 2/15/27	245,264	233,000
2.375% 8/15/24	136,200	132,981
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $971,385)		944,624

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
2.5% 1/1/33	6,578	6,410
5.5% 3/1/18 to 6/1/36	3,746	4,077
6.5% 7/1/32 to 8/1/36	2,013	2,254
7% 8/1/25 to 2/1/32	9	10
7.5% 11/1/22 to 8/1/29	81	90

TOTAL FANNIE MAE		12,841

Freddie Mac - 0.2%
4.5% 8/1/18	118	118
5% 3/1/19	166	167
5.5% 3/1/34 to 7/1/35	5,573	6,113
7.5% 7/1/27 to 1/1/33	14	16

TOTAL FREDDIE MAC		6,414

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,444	1,653
8% 5/15/22	0	0

TOTAL GINNIE MAE		1,653

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $20,823)		20,908

Asset-Backed Securities - 3.0%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	$299	$302
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	135	138
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	14	14
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	40	38
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	21	21
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (b)(c)	185	188
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	704	723
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	482	185
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (b)(c)	585	572
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	13	6
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	7,686	7,578
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.7457% 2/25/35 (b)(c)	1,285	1,291
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	2,291	2,286
Capital One Multi-Asset Execution Trust Series 2017-A1 Class A1, 2% 1/17/23	7,787	7,689
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	812	685
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	23	22
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	33	34
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	15	15
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,033
Discover Card Master Trust Series 2016-A3 Class A3, 1.85% 10/16/23	4,337	4,219
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	18	17
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,472
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,574
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,039
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	427	424
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	157	134
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	127	123
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	251	246
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	91	89
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	151	141
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	57	53
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,769
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	7
Home Equity Asset Trust Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	148	150
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	706	521
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	2,280	1,686
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	122	37
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	60	58
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	86	86
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	629	610
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	26	25
Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.8707% 8/25/34 (b)(c)	186	124
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	46	44
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	45	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	642	638
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	203	206
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	308	277
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	665	664
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	3,357	3,348
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	27	27
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	23	22
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	168	162
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	3,078	3,102
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(d)	1,745	921
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,629
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	6,085	5,997
TOTAL ASSET-BACKED SECURITIES
(Cost $81,633)		85,464

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	153	150
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	110	88
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	30	20
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	8	7

TOTAL PRIVATE SPONSOR		265

U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	11,570	11,264
Series 2013-16 Class GP, 3% 3/25/33	10,288	10,331
Series 2015-28 Class JE, 3% 5/25/45	7,816	7,782
Series 2016-19 Class AH, 3% 4/25/46	5,051	5,026
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	897	935

TOTAL U.S. GOVERNMENT AGENCY		35,338

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $37,325)		35,603

Commercial Mortgage Securities - 4.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	620	622
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(e)	28	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,892	5,917
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	13	13
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	240	225
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	17	13
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	78	72
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	37	34
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	34	31
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	30	27
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	30	23
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	32	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	17	13
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	183	170
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	190	181
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	178	168
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	83	75
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	45	39
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	36	29
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	146	136
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	50	47
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	53	49
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	83	72
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	99	83
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	50	39
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	4,916
Class D, 3.768% 4/10/28 (a)	1,568	1,566
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,541	1,514
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,094	5,104
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,528
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,695	7,633
Series 2014-CR15 Class A2, 2.928% 2/10/47	5,700	5,717
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,850
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,256
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,799
GS Mortgage Securities Trust sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,003	7,377
Class A3, 3.482% 1/10/45	3,142	3,182
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	3,739	3,826
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,471
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	1,650	1,724
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,481
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,349
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,752
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	3,484	3,410
SBA Tower Trust 3.168% 4/9/47 (a)	6,190	6,093
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	5,801	5,801
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.047% 12/15/50 (b)(e)	94,895	7,221
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,901	2,860
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	5,972
Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,645
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,363
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $134,749)		132,512

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	10,877
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,488
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,756
TOTAL MUNICIPAL SECURITIES
(Cost $16,234)		16,121

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,613
Province of Quebec 2.375% 1/31/22	6,291	6,168
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,086)		16,781

Bank Notes - 1.9%
Capital One NA 2.95% 7/23/21	3,430	3,394
Citizens Bank NA 2.25% 10/30/20	4,523	4,438
Compass Bank 2.875% 6/29/22	3,074	2,986
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,479
3.1% 6/4/20	3,441	3,436
Fifth Third Bank 2.875% 10/1/21	3,440	3,416
KeyBank NA 2.35% 3/8/19	4,690	4,678
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,521
PNC Bank NA:
2.15% 4/29/21	3,170	3,086
2.2% 1/28/19	3,285	3,276
2.45% 11/5/20	4,458	4,399
2.55% 12/9/21	6,260	6,140
RBS Citizens NA 2.5% 3/14/19	1,899	1,896
Regions Bank 7.5% 5/15/18	1,200	1,213
SunTrust Bank 2.75% 5/1/23	4,300	4,175
TOTAL BANK NOTES
(Cost $55,245)		54,533
	Shares	Value (000s)

Fixed-Income Funds - 1.0%
Fidelity Specialized High Income Central Fund (f)
(Cost $31,163)	300,156	30,184

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $10,497)	10,495,460	10,498
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,906,470)		2,879,883
NET OTHER ASSETS (LIABILITIES) - 0.3%		7,642
NET ASSETS - 100%		$2,887,525

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,966,000 or 12.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$107
Fidelity Specialized High Income Central Fund	1,343
Total	$1,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,042	$1,342	$--	$--	$(1,200)	$30,184	4.5%
Total	$30,042	$1,342	$--	$--	$(1,200)	$30,184

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,532,655	$--	$1,532,655	$--
U.S. Government and Government Agency Obligations	944,624	--	944,624	--
U.S. Government Agency - Mortgage Securities	20,908	--	20,908	--
Asset-Backed Securities	85,464	--	84,543	921
Collateralized Mortgage Obligations	35,603	--	35,603	--
Commercial Mortgage Securities	132,512	--	132,512	--
Municipal Securities	16,121	--	16,121	--
Foreign Government and Government Agency Obligations	16,781	--	16,781	--
Bank Notes	54,533	--	54,533	--
Fixed-Income Funds	30,184	30,184	--	--
Money Market Funds	10,498	10,498	--	--
Total Investments in Securities:	$2,879,883	$40,682	$2,838,280	$921

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Canada	2.8%
United Kingdom	2.7%
Japan	1.7%
Others (Individually Less Than 1%)	3.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,864,810)	$2,839,201
Fidelity Central Funds (cost $41,660)	40,682
Total Investment in Securities (cost $2,906,470)		$2,879,883
Receivable for investments sold		58
Receivable for fund shares sold		2,770
Interest receivable		18,513
Distributions receivable from Fidelity Central Funds		38
Other receivables		145
Total assets		2,901,407
Liabilities
Payable for investments purchased	$9,390
Payable for fund shares redeemed	3,021
Distributions payable	235
Accrued management fee	741
Other affiliated payables	351
Other payables and accrued expenses	144
Total liabilities		13,882
Net Assets		$2,887,525
Net Assets consist of:
Paid in capital		$2,934,501
Undistributed net investment income		5,168
Accumulated undistributed net realized gain (loss) on investments		(25,557)
Net unrealized appreciation (depreciation) on investments		(26,587)
Net Assets, for 272,133 shares outstanding		$2,887,525
Net Asset Value, offering price and redemption price per share ($2,887,525 ÷ 272,133 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$40,664
Income from Fidelity Central Funds		866
Total income		41,530
Expenses
Management fee	$4,567
Transfer agent fees	1,491
Fund wide operations fee	645
Independent trustees' fees and expenses	6
Miscellaneous	3
Total expenses before reductions	6,712
Expense reductions	–	6,712
Net investment income (loss)		34,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,537)
Capital gain distributions from Fidelity Central Funds	584
Total net realized gain (loss)		(3,953)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(90,601)
Fidelity Central Funds	(1,200)
Total change in net unrealized appreciation (depreciation)		(91,801)
Net gain (loss)		(95,754)
Net increase (decrease) in net assets resulting from operations		$(60,936)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,818	$74,952
Net realized gain (loss)	(3,953)	(3,289)
Change in net unrealized appreciation (depreciation)	(91,801)	(37,234)
Net increase (decrease) in net assets resulting from operations	(60,936)	34,429
Distributions to shareholders from net investment income	(33,376)	(68,692)
Share transactions
Proceeds from sales of shares	313,880	667,856
Reinvestment of distributions	31,873	65,672
Cost of shares redeemed	(428,839)	(862,360)
Net increase (decrease) in net assets resulting from share transactions	(83,086)	(128,832)
Total increase (decrease) in net assets	(177,398)	(163,095)
Net Assets
Beginning of period	3,064,923	3,228,018
End of period	$2,887,525	$3,064,923
Other Information
Undistributed net investment income end of period	$5,168	$3,726
Shares
Sold	29,109	61,471
Issued in reinvestment of distributions	2,958	6,031
Redeemed	(39,742)	(79,320)
Net increase (decrease)	(7,675)	(11,818)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.07	$10.85	$10.98	$10.79	$11.13
Income from Investment Operations
Net investment income (loss)A	.126	.261	.297	.276	.281	.269
Net realized and unrealized gain (loss)	(.345)	(.142)	.188	(.158)	.166	(.367)
Total from investment operations	(.219)	.119	.485	.118	.447	(.098)
Distributions from net investment income	(.121)	(.239)	(.265)	(.248)	(.251)	(.242)
Tax return of capital	–	–	–	–	(.006)	–
Total distributions	(.121)	(.239)	(.265)	(.248)	(.257)	(.242)
Net asset value, end of period	$10.61	$10.95	$11.07	$10.85	$10.98	$10.79
Total ReturnB,C	(2.01)%	1.11%	4.53%	1.08%	4.18%	(.91)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.35%F	2.40%	2.73%	2.52%	2.58%	2.43%
Supplemental Data
Net assets, end of period (in millions)	$2,888	$3,065	$3,228	$3,181	$3,453	$3,495
Portfolio turnover rateG	56%F	59%	58%	53%	109%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,197
Gross unrealized depreciation	(53,775)
Net unrealized appreciation (depreciation)	$(32,578)
Tax cost	$2,912,461

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(10,279)
No expiration
Short-term	(851)
Total capital loss carryforward	$(11,130)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $255,303 and $163,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.45%	$1,000.00	$979.90	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IBF-SANN-0418
1.538685.120

Fidelity® Short-Term Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	27.5%
AAA	18.1%
AA	3.8%
A	17.7%
BBB	27.0%
BB and Below	2.4%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	48.5%
U.S. Government and U.S. Government Agency Obligations	27.5%
Asset-Backed Securities	14.8%
CMOs and Other Mortgage Related Securities	3.7%
Municipal Bonds	0.5%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 11.9%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 2.7%
American Honda Finance Corp.:
1.7% 2/22/19	$6,267	$6,221
2% 2/14/20	12,600	12,439
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	19,752
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,572
1.65% 5/18/18 (a)	11,600	11,589
2.2% 5/5/20 (a)	15,650	15,394
2.3% 1/6/20 (a)	12,000	11,871
2.3% 2/12/21 (a)	15,000	14,686
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	9,992
2.4% 4/10/18	13,827	13,829
2.4% 5/9/19	5,000	4,978
2.65% 4/13/20	8,943	8,858
3.15% 1/15/20	2,000	2,003
4.2% 3/1/21	6,000	6,141
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,292
		154,617
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	9,048
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,558
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	8,003
Media - 1.6%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	20,858
8.25% 8/10/18	4,320	4,428
CBS Corp. 2.3% 8/15/19	5,200	5,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,366
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (b)(c)	9,726	9,776
Historic Tw, Inc. 6.875% 6/15/18	9,300	9,411
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,030
Time Warner, Inc. 4.75% 3/29/21	5,980	6,265
		88,308

TOTAL CONSUMER DISCRETIONARY		262,534

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,450
2.65% 2/1/21	22,878	22,666
		49,116
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	14,973
CVS Health Corp.:
1.9% 7/20/18	16,613	16,589
2.25% 12/5/18	5,000	4,987
		36,549
Food Products - 0.3%
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.4342% 5/30/19 (b)(c)	11,349	11,380
2.65% 8/15/19	6,460	6,442
		17,822
Tobacco - 2.1%
Bat Capital Corp. 2.297% 8/14/20 (a)	12,620	12,391
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 2.0985% 6/15/18 (a)(b)(c)	10,000	10,009
1.85% 6/15/18 (a)	30,000	29,925
2.75% 6/15/20 (a)	15,080	14,971
Imperial Tobacco Finance PLC 2.05% 7/20/18 (a)	25,710	25,662
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,806
1.875% 1/15/19	3,400	3,380
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,804
		119,948

TOTAL CONSUMER STAPLES		223,435

ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,173
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,740
		29,913
Oil, Gas & Consumable Fuels - 2.9%
BP Capital Markets PLC:
1.676% 5/3/19	3,128	3,099
1.768% 9/19/19	12,266	12,106
2.315% 2/13/20	10,676	10,586
Cenovus Energy, Inc. 3% 8/15/22	3,323	3,222
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,096
DCP Midstream Operating LP 2.7% 4/1/19	544	538
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,455
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,690
2.55% 10/15/19	7,751	7,715
2.8% 2/15/21	4,353	4,323
EQT Corp. 2.5% 10/1/20	5,508	5,425
Exxon Mobil Corp. 1.708% 3/1/19	17,000	16,897
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	572
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,598
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,604
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5582% 2/26/21 (b)(c)	7,389	7,395
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,332
Shell International Finance BV 2.125% 5/11/20	9,067	8,955
TransCanada PipeLines Ltd.:
2.125% 11/15/19	12,200	12,078
3.125% 1/15/19	5,527	5,544
Western Gas Partners LP 5.375% 6/1/21	12,000	12,561
		166,791

TOTAL ENERGY		196,704

FINANCIALS - 22.2%
Banks - 11.3%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,143
Bank of America Corp.:
2.25% 4/21/20	5,084	5,023
2.369% 7/21/21 (b)	10,000	9,852
2.6% 1/15/19	20,519	20,525
2.625% 10/19/20	22,200	21,992
2.65% 4/1/19	8,000	8,004
Barclays Bank PLC 2.65% 1/11/21	12,000	11,845
Barclays PLC:
2.75% 11/8/19	14,000	13,916
3.25% 1/12/21	6,858	6,810
BNP Paribas SA 2.7% 8/20/18	12,311	12,343
BPCE SA 2.5% 12/10/18	18,000	18,018
Capital One NA:
2.35% 8/17/18	10,500	10,493
2.35% 1/31/20	15,650	15,464
Citibank NA 1.85% 9/18/19	16,000	15,803
Citigroup, Inc.:
2.05% 6/7/19	31,921	31,667
2.15% 7/30/18	5,750	5,745
2.45% 1/10/20	10,150	10,068
2.5% 9/26/18	12,200	12,200
2.5% 7/29/19	8,367	8,336
2.75% 4/25/22	10,000	9,787
Citizens Bank NA:
2.25% 3/2/20	12,000	11,837
2.45% 12/4/19	1,240	1,230
2.55% 5/13/21	10,093	9,893
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,433
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,091
Discover Bank 2.6% 11/13/18	7,250	7,255
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,121
4.5% 6/1/18	5,894	5,928
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,308
Huntington National Bank:
2% 6/30/18	12,100	12,085
2.375% 3/10/20	12,000	11,909
ING Bank NV:
3 month U.S. LIBOR + 0.690% 2.3847% 10/1/19 (a)(b)(c)	5,200	5,230
2.7% 8/17/20 (a)	3,116	3,091
ING Groep NV 3.15% 3/29/22	12,250	12,141
JPMorgan Chase & Co.:
2.2% 10/22/19	3,329	3,300
2.25% 1/23/20	4,447	4,405
2.35% 1/28/19	11,485	11,473
2.55% 10/29/20	4,750	4,705
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,259
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,073	4,018
Regions Bank of Alabama 2.75% 4/1/21	11,226	11,155
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,522
3.2% 2/8/21	6,820	6,843
Royal Bank of Canada:
1.5% 7/29/19	12,690	12,498
2.125% 3/2/20	15,000	14,797
2.15% 10/26/20	20,000	19,654
Sumitomo Mitsui Banking Corp.:
2.05% 1/18/19	16,150	16,070
2.514% 1/17/20	12,000	11,925
SunTrust Bank 2.25% 1/31/20	25,000	24,711
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,680
2.25% 11/5/19	13,700	13,612
2.5% 12/14/20	9,901	9,809
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,370
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,812
2.15% 3/6/20	12,400	12,239
		644,443
Capital Markets - 4.0%
CBOE Holdings, Inc. 1.95% 6/28/19	11,637	11,518
Deutsche Bank AG 2.7% 7/13/20	25,500	25,133
Deutsche Bank AG London Branch:
2.5% 2/13/19	1,000	996
2.85% 5/10/19	16,350	16,324
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,656
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.3635% 12/13/19 (b)(c)	15,000	15,132
1.95% 7/23/19	12,000	11,890
2% 4/25/19	9,100	9,038
2.55% 10/23/19	15,830	15,761
2.625% 1/31/19	20,185	20,190
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,232
Moody's Corp.:
2.75% 7/15/19	12,276	12,274
2.75% 12/15/21	1,564	1,541
Morgan Stanley:
2.375% 7/23/19	5,730	5,703
2.5% 1/24/19	15,000	14,985
2.625% 11/17/21	14,942	14,630
2.65% 1/27/20	12,000	11,950
S&P Global, Inc. 2.5% 8/15/18	3,751	3,755
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,012
UBS AG Stamford Branch 2.375% 8/14/19	9,006	8,951
		228,671
Consumer Finance - 3.8%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,785
2.2% 3/3/20	10,275	10,151
2.25% 5/5/21	9,000	8,784
2.6% 9/14/20	16,520	16,366
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,157
2.5% 5/12/20	10,000	9,882
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,549
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,852
2.262% 3/28/19	20,170	20,051
2.425% 6/12/20	10,000	9,822
2.597% 11/4/19	10,000	9,935
2.681% 1/9/20	9,933	9,862
3.336% 3/18/21	25,885	25,755
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,773
2% 7/1/19 (a)	9,125	8,999
2.875% 8/9/18 (a)	583	584
Synchrony Financial:
2.6% 1/15/19	20,271	20,238
3% 8/15/19	6,020	6,023
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,565
1.95% 4/17/20	12,100	11,918
		214,051
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,121
Insurance - 3.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,068
AFLAC, Inc. 2.4% 3/16/20	13,291	13,189
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	7,932
American International Group, Inc. 2.3% 7/16/19	25,278	25,102
Aon Corp. 5% 9/30/20	5,671	5,944
Assurant, Inc. 2.5% 3/15/18	7,873	7,875
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,371
2.55% 10/15/18	7,356	7,374
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	12,300	12,138
2.05% 6/12/20 (a)	15,230	14,956
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,202
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,732
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,573
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	14,879
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	16,750
		173,085

TOTAL FINANCIALS		1,265,371

HEALTH CARE - 5.3%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,766
2.5% 5/14/20	15,888	15,747
Amgen, Inc. 2.2% 5/22/19	8,204	8,164
		39,677
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories 2.35% 11/22/19	18,475	18,378
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	14,032	14,048
2.404% 6/5/20	16,230	15,966
Medtronic, Inc. 1.5% 3/15/18	9,841	9,839
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,877
		72,108
Health Care Providers & Services - 0.7%
Anthem, Inc. 2.5% 11/21/20	12,140	12,006
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,763
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,648
4.75% 11/15/21	4,763	4,989
Humana, Inc. 2.5% 12/15/20	7,580	7,479
UnitedHealth Group, Inc. 1.9% 7/16/18	10,738	10,727
		39,612
Pharmaceuticals - 2.6%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.6288% 3/12/18 (b)(c)	15,958	15,962
3% 3/12/20	15,452	15,443
3.45% 3/15/22	11,000	10,950
Mylan NV:
2.5% 6/7/19	17,230	17,126
3% 12/15/18	8,000	8,010
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,119
Roche Holdings, Inc. 2.25% 9/30/19 (a)	15,000	14,925
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,691
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,937
1.7% 7/19/19	10,682	10,423
2.2% 7/21/21	10,000	9,267
Zoetis, Inc. 3.45% 11/13/20	1,708	1,727
		150,580

TOTAL HEALTH CARE		301,977

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,302
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,107
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,088
		33,497
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,413
		15,418
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,760
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,735
Machinery - 0.2%
John Deere Capital Corp. 2.35% 1/8/21	10,000	9,880
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/20	6,030	5,945
2.5% 3/1/21	6,552	6,435
2.625% 9/4/18	5,039	5,042
International Lease Finance Corp. 5.875% 8/15/22	12,000	13,088
		30,510

TOTAL INDUSTRIALS		97,800

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	15,000	14,831
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	13,870
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,387
		30,088
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,751	3,774
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	16,730	16,762

TOTAL INFORMATION TECHNOLOGY		50,624

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.7% 5/1/18 (a)	17,050	17,036
3.3% 5/1/23 (a)	6,696	6,702
		23,738
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
ERP Operating LP 2.375% 7/1/19	7,103	7,077
Health Care REIT, Inc. 2.25% 3/15/18	2,747	2,747
		9,824
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,504
3.4% 10/1/20	9,129	9,231
Washington Prime Group LP 3.85% 4/1/20	9,340	9,239
		22,974

TOTAL REAL ESTATE		32,798

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,266
2.45% 6/30/20	13,309	13,167
British Telecommunications PLC 2.35% 2/14/19	11,567	11,536
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,178
		39,147
UTILITIES - 4.8%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,476
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,631
2.1% 6/15/18	13,883	13,872
Edison International 2.125% 4/15/20	15,000	14,755
Eversource Energy 2.5% 3/15/21	7,387	7,278
Exelon Corp.:
2.85% 6/15/20	6,843	6,814
3.497% 6/1/22 (b)	5,555	5,548
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (b)(c)	28,725	28,725
ITC Holdings Corp. 2.7% 11/15/22 (a)	7,621	7,435
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,580
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,637
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,000
Southern Co. 1.85% 7/1/19	23,180	22,923
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(c)	13,000	13,004
		139,678
Gas Utilities - 0.2%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 2.3842% 11/29/19 (b)(c)	12,200	12,180
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,682
2.7% 6/15/21	1,671	1,639
Southern Power Co. 1.5% 6/1/18	9,011	8,995
		12,316
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co.:
2% 11/15/18	7,527	7,510
2.375% 1/15/21 (a)	11,369	11,216
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,233
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	6,389	6,022
1.6% 8/15/19	4,062	3,992
1.875% 1/15/19	15,000	14,918
1.9% 6/15/18	9,703	9,693
2.5% 12/1/19	10,591	10,504
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,954
Sempra Energy:
1.625% 10/7/19	10,647	10,453
2.4% 2/1/20	15,050	14,920
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,440
		108,855

TOTAL UTILITIES		273,029

TOTAL NONCONVERTIBLE BONDS
(Cost $2,791,711)		2,767,157

U.S. Treasury Obligations - 25.6%
U.S. Treasury Notes:
1.375% 3/31/20	$522,454	$512,622
1.375% 4/30/20	75,030	73,544
1.375% 1/31/21	310,000	300,833
1.5% 5/15/20	398,961	391,995
1.75% 12/31/20	145,000	142,406
2% 1/15/21	37,154	36,735
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,486,580)		1,458,135

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
3.5% 1/1/26 to 9/1/29	17,188	17,533
4.5% 6/1/19 to 7/1/20	28	28
5.5% 3/1/18 to 11/1/34	5,968	6,541
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		24,103

Freddie Mac - 0.3%
3.5% 8/1/26	8,855	9,020
4% 6/1/24 to 4/1/26	3,941	4,059
4.5% 8/1/18 to 11/1/18	358	360
5% 4/1/20	159	161
8.5% 5/1/26 to 7/1/28	91	105

TOTAL FREDDIE MAC		13,705

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	594	676
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,252)		38,484

Asset-Backed Securities - 14.8%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$680	$697
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	380	383
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	30	31
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,231
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.1295% 1/15/21 (b)(c)	10,000	10,033
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,151
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,310
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,052
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,439
Series 2017-6 Class A, 2.04% 5/15/23	10,120	9,947
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	256	256
Series 2016-1 Class A3, 1.81% 10/8/20	4,254	4,248
Series 2016-2 Class A2A, 1.42% 10/8/19	97	97
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	53	50
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	324	317
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	115	118
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	637	245
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	4	2
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,318
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,616
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	13,998
BMW Vehicle Lease Trust Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,911
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,847
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,024
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,599	4,590
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,463
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,502
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,221
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,848
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	11,957
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	3,309	3,299
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,067
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,913
Series 2017-4 Class A3, 2.15% 10/17/22	5,039	4,963
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	1,073	905
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,192
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,569
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,727
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	2,295	2,294
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	108	108
Citibank Credit Card Issuance Trust:
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,639
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	13,847
Series 2017-A8 Class A8, 1.88% 8/8/22	15,000	14,691
Series 2017-A9 Class A9, 1.8% 9/20/21	12,226	12,096
Series 2018-A1 Class A1, 2.539% 1/20/23	14,396	14,288
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	6,068	6,058
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	2,817	2,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.1207% 7/25/34 (b)(c)	261	239
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	30	29
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	42	43
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	179	176
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,111
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,149
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,657
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,564
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,359
DLL Securitization Trust Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,735
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	4,372	4,354
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	7,241	7,214
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 2.1988% 5/28/35 (b)(c)	531	501
Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	245	238
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	7,509	7,410
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	3,770	3,778
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,134
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,622
Series 2015-C Class A3, 1.41% 2/15/20	3,917	3,905
Series 2016-B Class A3, 1.33% 10/15/20	8,879	8,820
Series 2017-A Class A3, 1.67% 6/15/21	11,089	10,958
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,234
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,891
Series 2017-2 Class A1, 2.37% 9/15/22	12,180	11,989
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	565	560
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	207	177
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	130	126
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	40	39
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	14	14
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	24	23
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	9	8
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	162	162
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,523
GM Financial Securitized Term Automobile Recievables Trust 2.39% 7/18/22	5,240	5,197
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,240
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,927
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,826
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	33	34
Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.3207% 6/25/34 (b)(c)	103	103
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	4,554	4,529
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	697	514
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,195
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	5,338	5,321
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,807
John Deere Owner Trust Series 2018-A Class A3, 2.72% 4/18/22	10,804	10,803
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	359	265
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.7707% 7/25/36 (b)(c)	4,609	2,229
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	217	66
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,670
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,840
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	14	13
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	18	18
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	384	372
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	369	359
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	31	30
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	60	58
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	59	2
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.1007% 3/25/66 (a)(b)(c)	4,834	4,846
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,335
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,878
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,045
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.128% 10/30/45 (b)(c)	1,181	1,172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	2,500	2,539
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	1,212	1,093
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	845	844
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	7,544	7,535
Series 2017-3A Class A, 2.54% 11/15/23 (a)	6,811	6,794
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	11,959	11,842
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,221
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,904
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,203
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	236	236
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.4585% 9/15/33 (b)(c)	993	993
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	25	25
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,510
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	591	590
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	340	327
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	9,693	9,683
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	4,900	4,870
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,539
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(d)	261	138
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	4,166	4,122
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,740
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,718
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,314
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,184
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,236	2,234
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,291
TOTAL ASSET-BACKED SECURITIES
(Cost $852,390)		843,307

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(b)	1,915	1,912
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	8,616	8,558
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	151	149
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	69	55
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	10	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	10	10

TOTAL PRIVATE SPONSOR		10,691

U.S. Government Agency - 1.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/45 (b)(c)	15,219	15,178
sequential payer Series 2001-40 Class Z, 6% 8/25/31	332	363
Series 2016-27:
Class HK, 3% 1/25/41	13,385	13,297
Class KG, 3% 1/25/40	6,685	6,634
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/46(b)(c)	16,424	16,444
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	1,505	1,569
Series 4221-CLS Class GA, 1.4% 7/15/23	5,994	5,874
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	8,549	8,523

TOTAL U.S. GOVERNMENT AGENCY		67,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,872)		78,573

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	105	1
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	5,333	5,242
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	15	15
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	1,304	1,223
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	54	42
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	415	386
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	147	136
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	185	169
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	101	92
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	101	77
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	102	78
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	19	15
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	733	682
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	149	142
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	140	132
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	67	61
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	37	33
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	30	24
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	193	180
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	145	138
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	155	145
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37(a)(b)(c)	251	216
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	395	330
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	148	115
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 2.1707% 9/25/37 (a)(b)(c)	1,741	1,245
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	11,745	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	8,686	8,702
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 5/15/30 (a)(b)(c)	10,143	10,159
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	9,099	9,118
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.4095% 7/15/32 (a)(b)(c)	8,384	8,388
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	8,810
Series 2014-CR18 Class ASB, 3.452% 7/15/47	15,681	15,885
Series 2012-CR4 Class ASB, 2.436% 10/15/45	6,962	6,879
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,407	1,411
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	4,002	3,931
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 7/15/32 (a)(b)(c)	12,462	12,482
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	1,346	1,343
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	2,920	2,921
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,779	1,786
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(c)	2,333	2,333
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	6,436	6,517
Series 2017-GS8 Class A1, 2.159% 11/10/50	11,349	11,143
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,513
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,250
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	4,401	4,459
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,322	1,328
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	4,543	4,550
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (a)(b)(c)	3,094	3,100
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	4,071	3,996
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	11,678	11,678
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	7,734	7,756
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,558	2,553
Series 2016-LC25 Class A1, 1.795% 12/15/59	3,693	3,621
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	2,875	2,835
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	3,009	2,979
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,357
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	8,947
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,500
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,705)		198,149

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	11,778
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	15,510	15,269
TOTAL MUNICIPAL SECURITIES
(Cost $27,293)		27,047

Foreign Government and Government Agency Obligations - 0.2%
Ontario Province 1.25% 6/17/19 (Cost $8,942)	$9,000	$8,871

Bank Notes - 2.1%
Citibank NA 2.1% 6/12/20	15,430	15,149
Citizens Bank NA 2.3% 12/3/18	10,896	10,874
Discover Bank 3.1% 6/4/20	5,758	5,750
Fifth Third Bank 2.375% 4/25/19	7,425	7,393
KeyBank NA:
2.25% 3/16/20	$3,604	$3,561
2.35% 3/8/19	6,000	5,985
2.5% 12/15/19	4,770	4,745
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,078
PNC Bank NA:
1.45% 7/29/19	12,033	11,808
1.95% 3/4/19	11,500	11,433
2.45% 11/5/20	10,000	9,868
RBS Citizens NA 2.5% 3/14/19	3,813	3,807
Regions Bank 7.5% 5/15/18	994	1,004
Regions Financial Corp. 2.25% 9/14/18	17,720	17,704
Wells Fargo Bank NA 2.6% 1/15/21	10,000	9,880
TOTAL BANK NOTES
(Cost $121,188)		120,039

Commercial Paper - 0.5%
Catholic Health Initiatives:
2.17% 3/16/18	12,700	12,691
2.17% 3/16/18	9,000	8,994
Sempra Global 2.4% 8/20/18	10,000	9,885
TOTAL COMMERCIAL PAPER
(Cost $31,566)		31,570
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $2,131)	2,130,706	2,131
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
2.8%, dated 2/7/18 due 8/6/18 (Collateralized by Corporate Obligations valued at $22,718,808, 12.00%, 6/16/20)	21,294	20,998
2.97%, dated 2/28/18 due 8/27/18 (Collateralized by Corporate Obligations valued at $44,301,548, 2.04% - 8.38%, 5/15/18 - 7/1/27)	42,624	42,014
Morgan Stanley & Co., Inc. at 2.12%, dated:
12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $20,497,024, 0.00% - 9.00%, 8/1/18 - 8/16/77)(b)(c)(h)	20,106	20,000
2/8/18 due 5/9/18 (Collateralized by Equity Securities valued at $23,727,482)(b)(c)(h)	22,117	21,998
TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)		105,010
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,748,630)		5,678,473
NET OTHER ASSETS (LIABILITIES) - 0.4%		23,520
NET ASSETS - 100%		$5,701,993

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,476,000 or 14.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$236
Total	$236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,767,157	$--	$2,767,157	$--
U.S. Government and Government Agency Obligations	1,458,135	--	1,458,135	--
U.S. Government Agency - Mortgage Securities	38,484	--	38,484	--
Asset-Backed Securities	843,307	--	843,169	138
Collateralized Mortgage Obligations	78,573	--	78,573	--
Commercial Mortgage Securities	198,149	--	198,149	--
Municipal Securities	27,047	--	27,047	--
Foreign Government and Government Agency Obligations	8,871	--	8,871	--
Bank Notes	120,039	--	120,039	--
Commercial Paper	31,570	--	31,570	--
Money Market Funds	2,131	2,131	--	--
Repurchase Agreements	105,010	--	105,010	--
Total Investments in Securities:	$5,678,473	$2,131	$5,676,204	$138

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	3.0%
Canada	2.6%
Netherlands	2.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $105,010) — See accompanying schedule: Unaffiliated issuers (cost $5,746,499)	$5,676,342
Fidelity Central Funds (cost $2,131)	2,131
Total Investment in Securities (cost $5,748,630)		$5,678,473
Receivable for investments sold		29,495
Receivable for fund shares sold		3,555
Interest receivable		25,163
Distributions receivable from Fidelity Central Funds		25
Other receivables		76
Total assets		5,736,787
Liabilities
Payable for investments purchased	$28,113
Payable for fund shares redeemed	3,908
Distributions payable	442
Accrued management fee	1,453
Distribution and service plan fees payable	80
Other affiliated payables	722
Other payables and accrued expenses	76
Total liabilities		34,794
Net Assets		$5,701,993
Net Assets consist of:
Paid in capital		$5,923,908
Undistributed net investment income		4,006
Accumulated undistributed net realized gain (loss) on investments		(155,764)
Net unrealized appreciation (depreciation) on investments		(70,157)
Net Assets		$5,701,993
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($157,426 ÷ 18,470 shares)		$8.52
Maximum offering price per share (100/98.50 of $8.52)		$8.65
Class M:
Net Asset Value and redemption price per share ($73,912 ÷ 8,671 shares)		$8.52
Maximum offering price per share (100/98.50 of $8.52)		$8.65
Class C:
Net Asset Value and offering price per share ($56,228 ÷ 6,602 shares)(a)		$8.52
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,006,010 ÷ 587,574 shares)		$8.52
Class I:
Net Asset Value, offering price and redemption price per share ($408,417 ÷ 47,916 shares)		$8.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$56,499
Income from Fidelity Central Funds		236
Total income		56,735
Expenses
Management fee	$9,125
Transfer agent fees	3,184
Distribution and service plan fees	507
Fund wide operations fee	1,288
Independent trustees' fees and expenses	12
Miscellaneous	8
Total expenses before reductions	14,124
Expense reductions	(1)	14,123
Net investment income (loss)		42,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,940)
Total net realized gain (loss)		(4,940)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,326)
Total change in net unrealized appreciation (depreciation)		(76,326)
Net gain (loss)		(81,266)
Net increase (decrease) in net assets resulting from operations		$(38,654)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,612	$71,478
Net realized gain (loss)	(4,940)	(7,798)
Change in net unrealized appreciation (depreciation)	(76,326)	1,686
Net increase (decrease) in net assets resulting from operations	(38,654)	65,366
Distributions to shareholders from net investment income	(43,930)	(71,099)
Share transactions - net increase (decrease)	(384,108)	(631,874)
Total increase (decrease) in net assets	(466,692)	(637,607)
Net Assets
Beginning of period	6,168,685	6,806,292
End of period	$5,701,993	$6,168,685
Other Information
Undistributed net investment income end of period	$4,006	$5,324

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.054	.082	.009
Net realized and unrealized gain (loss)	(.118)	(.011)	(.001)
Total from investment operations	(.064)	.071	.008
Distributions from net investment income	(.056)	(.081)	(.008)
Total distributions	(.056)	(.081)	(.008)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(.74)%	.83%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.67%H
Expenses net of fee waivers, if any	.66%H	.65%	.67%H
Expenses net of all reductions	.66%H	.65%	.67%H
Net investment income (loss)	1.26%H	.94%	.79%H
Supplemental Data
Net assets, end of period (in millions)	$157	$170	$208
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.053	.081	.009
Net realized and unrealized gain (loss)	(.118)	(.011)	(.001)
Total from investment operations	(.065)	.070	.008
Distributions from net investment income	(.055)	(.080)	(.008)
Total distributions	(.055)	(.080)	(.008)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(.75)%	.81%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.66%	.70%H
Expenses net of fee waivers, if any	.67%H	.66%	.70%H
Expenses net of all reductions	.67%H	.66%	.70%H
Net investment income (loss)	1.25%H	.93%	.76%H
Supplemental Data
Net assets, end of period (in millions)	$74	$81	$96
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.017	.007	(.001)
Net realized and unrealized gain (loss)	(.118)	(.006)	.002
Total from investment operations	(.101)	.001	.001
Distributions from net investment income	(.019)	(.011)	(.001)
Total distributions	(.019)	(.011)	(.001)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(1.17)%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%H	1.52%	1.53%H
Expenses net of all reductions	1.52%H	1.51%	1.53%H
Net investment income (loss)	.40%H	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$56	$69	$84
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.58	$8.60	$8.55	$8.59
Income from Investment Operations
Net investment income (loss)A	.062	.099	.087	.091	.082	.073
Net realized and unrealized gain (loss)	(.117)	(.011)	.065	(.029)	.047	(.043)
Total from investment operations	(.055)	.088	.152	.062	.129	.030
Distributions from net investment income	(.065)	(.098)	(.082)	(.082)	(.079)	(.070)
Total distributions	(.065)	(.098)	(.082)	(.082)	(.079)	(.070)
Net asset value, end of period	$8.52	$8.64	$8.65	$8.58	$8.60	$8.55
Total ReturnB,C	(.64)%	1.03%	1.79%	.72%	1.51%	.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.47%F	1.15%	1.01%	1.06%	.96%	.85%
Supplemental Data
Net assets, end of period (in millions)	$5,006	$5,423	$5,894	$5,278	$6,386	$7,251
Portfolio turnover rateG	49%F	56%	138%H	83%I	76%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.060	.094	.011
Net realized and unrealized gain (loss)	(.118)	(.010)	(.001)
Total from investment operations	(.058)	.084	.010
Distributions from net investment income	(.062)	(.094)	(.010)
Total distributions	(.062)	(.094)	(.010)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D	(.67)%	.97%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.53%G
Expenses net of fee waivers, if any	.51%G	.51%	.53%G
Expenses net of all reductions	.51%G	.51%	.53%G
Net investment income (loss)	1.41%G	1.09%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$408	$425	$525
Portfolio turnover rateH	49%G	56%	138%I

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper, and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, swaps, deferred trustees compensation, in-kind transactions, expiring capital loss carryforwards, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,778
Gross unrealized depreciation	(72,679)
Net unrealized appreciation (depreciation)	$(67,901)
Tax cost	$5,746,374

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(142,198)
Total capital loss carryforward	$(142,198)

The Fund elected to defer to its next fiscal year approximately $7,208 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $785,096 and $984,168, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$123	$9
Class M	-%	.15%	58	1
Class C	.75%	.25%	326	1
			$507	$11

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class C(a)	$2

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$125.15
Class M	64.17
Class C	53.16
Short-Term Bond	2,616.10
Class I	326.16
	$3,184

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $59.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$1,064	$1,813
Class M	500	820
Class C	141	100
Short-Term Bond	39,203	63,840
Class I	3,022	4,526
Total	$43,930	$71,099

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	3,691	9,700	$31,696	$83,639
Reinvestment of distributions	120	200	1,026	1,720
Shares redeemed	(5,035)	(14,224)	(43,240)	(122,498)
Net increase (decrease)	(1,224)	(4,324)	$(10,518)	$(37,139)
Class M
Shares sold	721	1,752	$6,189	$15,105
Reinvestment of distributions	55	90	474	773
Shares redeemed	(1,516)	(3,543)	(13,018)	(30,537)
Net increase (decrease)	(740)	(1,701)	$(6,355)	$(14,659)
Class C
Shares sold	873	1,760	$7,490	$15,170
Reinvestment of distributions	15	11	128	91
Shares redeemed	(2,286)	(3,492)	(19,584)	(30,078)
Net increase (decrease)	(1,398)	(1,721)	$(11,966)	$(14,817)
Short-Term Bond
Shares sold	62,450	198,258	$535,614	$1,708,616
Reinvestment of distributions	4,192	6,666	35,945	57,436
Shares redeemed	(106,795)	(258,839)	(916,337)	(2,231,685)
Net increase (decrease)	(40,153)	(53,915)	$(344,778)	$(465,633)
Class I
Shares sold	10,201	17,248	$87,606	$148,690
Reinvestment of distributions	328	488	2,816	4,206
Shares redeemed	(11,751)	(29,254)	(100,913)	(252,522)
Net increase (decrease)	(1,222)	(11,518)	$(10,491)	$(99,626)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.66%
Actual		$1,000.00	$992.60	$3.26
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class M	.67%
Actual		$1,000.00	$992.50	$3.31
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.52%
Actual		$1,000.00	$988.30	$7.49
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Short-Term Bond	.45%
Actual		$1,000.00	$993.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$993.30	$2.52
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016. The Board noted that the total expense ratio of Class M (formerly Class T) ranked below the competitive median for the period and the total expense ratio of each of Class A, Class C, and Class I ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the total expense ratio of Class I was above the competitive median due to higher transfer agent fees from small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STP-SANN-0418
1.538290.120

Fidelity® U.S. Bond Index Fund Investor Class and Premium Class Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	70.6%
AAA	3.8%
AA	3.0%
A	9.6%
BBB	12.1%
BB and Below	0.9%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	25.3%
U.S. Government and U.S. Government Agency Obligations	70.6%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.5%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 7.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,625
1.7% 9/9/21	4,500	4,312
2.125% 10/10/18	6,550	6,538
2.15% 3/13/20	8,550	8,443
2.25% 8/15/19	7,650	7,608
2.3% 9/9/26	5,000	4,594
Ford Motor Co. 4.75% 1/15/43	7,650	7,061
General Motors Co.:
5.2% 4/1/45	4,270	4,212
6.6% 4/1/36	5,840	6,788
6.75% 4/1/46	7,155	8,452
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,640
3.25% 1/5/23	7,200	7,050
3.85% 1/5/28	7,000	6,650
4% 1/15/25	6,170	6,117
4% 10/6/26	3,680	3,599
4.3% 7/13/25	12,400	12,433
4.375% 9/25/21	9,190	9,454
		117,576
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,084
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	1,623	1,629
2.9% 2/21/21	4,750	4,731
3.75% 8/21/28	4,650	4,600
4.3% 2/21/48	4,970	4,970
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,540
3.959% 7/1/38	4,725	4,947
Northwestern University 4.643% 12/1/44	3,350	3,810
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,379
3.619% 10/1/37	1,000	990
Rice University 3.774% 5/15/55	1,900	1,867
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,291
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,108
University of Southern California 5.25% 10/1/2111	2,000	2,364
		43,310
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,297
3.7% 1/30/26	16,870	16,923
4.875% 12/9/45	5,430	5,881
5.35% 3/1/18	2,317	2,317
6.3% 3/1/38	7,045	9,060
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,767
Starbucks Corp.:
2.45% 6/15/26	10,000	9,312
3.85% 10/1/23	1,875	1,951
		50,508
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,274
3.15% 8/22/27 (a)	10,460	10,083
3.875% 8/22/37 (a)	5,060	5,040
4.05% 8/22/47 (a)	12,940	12,870
4.25% 8/22/57 (a)	6,640	6,623
4.8% 12/5/34	6,000	6,645
		47,535
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,060
5.4% 10/1/43	3,875	4,500
5.65% 8/15/20	1,000	1,065
6.15% 3/1/37	3,955	4,884
6.15% 2/15/41	10,500	13,238
6.9% 3/1/19	2,110	2,196
6.9% 8/15/39	2,000	2,696
7.75% 12/1/45	3,160	4,803
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,349
CBS Corp.:
3.375% 2/15/28	10,550	9,873
4% 1/15/26	6,000	5,985
4.6% 1/15/45	7,300	7,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,538
4.908% 7/23/25	7,980	8,218
6.384% 10/23/35	13,450	15,186
6.484% 10/23/45	4,690	5,283
Comcast Corp.:
1.625% 1/15/22	10,500	9,959
2.35% 1/15/27	23,800	21,376
3.125% 7/15/22	3,000	2,995
3.15% 3/1/26	5,000	4,822
3.3% 2/1/27	11,910	11,502
3.375% 8/15/25	13,700	13,485
3.969% 11/1/47	5,200	4,857
4.65% 7/15/42	9,000	9,292
4.75% 3/1/44	5,400	5,750
5.7% 5/15/18	2,940	2,960
5.7% 7/1/19	8,500	8,839
6.4% 3/1/40	1,000	1,278
6.55% 7/1/39	3,000	3,886
6.95% 8/15/37	6,700	8,958
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,287
4.875% 4/1/43	4,900	4,673
5.05% 6/1/20	3,200	3,336
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,838
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,937
6.75% 7/1/18	1,162	1,178
7.3% 7/1/38	4,000	4,797
8.75% 2/14/19	2,368	2,495
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,983
3.55% 6/1/24	3,000	2,972
3.6% 7/15/25	6,340	6,160
3.8% 2/15/27	9,000	8,710
4% 1/15/22	1,000	1,026
4.65% 6/1/44	3,000	2,910
4.85% 7/15/45	3,000	2,998
Viacom, Inc.:
4.25% 9/1/23	7,775	7,975
4.375% 3/15/43	2,635	2,369
5.625% 9/15/19	1,000	1,041
Walt Disney Co.:
1.85% 5/30/19	1,500	1,491
1.85% 7/30/26	5,110	4,531
2.3% 2/12/21	4,740	4,676
2.55% 2/15/22	2,810	2,768
3% 7/30/46	4,500	3,822
3.15% 9/17/25	9,470	9,370
4.125% 6/1/44	5,700	5,914
5.5% 3/15/19	2,000	2,059
		326,281
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,231
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,441
4.3% 2/15/43	4,750	3,816
Nordstrom, Inc.:
4% 3/15/27	4,510	4,404
5% 1/15/44	2,000	1,929
Target Corp.:
3.875% 7/15/20	3,000	3,088
4% 7/1/42	7,000	6,863
		32,772
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,877
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,762
3.25% 4/15/25	4,000	3,858
3.7% 4/15/22	5,500	5,585
3.75% 6/1/27	5,804	5,688
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,002
3% 4/1/26	10,030	9,728
3.75% 2/15/24	6,725	6,937
3.9% 6/15/47	3,400	3,349
4.2% 4/1/43	1,575	1,613
4.25% 4/1/46	3,280	3,396
4.875% 2/15/44	2,875	3,234
5.875% 12/16/36	10,400	13,283
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,233
4.05% 5/3/47	8,000	7,834
4.625% 4/15/20	2,000	2,064
4.65% 4/15/42	6,500	6,940
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,893
		92,276
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,063

TOTAL CONSUMER DISCRETIONARY		714,321

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,740
2.65% 2/1/21	19,340	19,160
3.3% 2/1/23	10,250	10,206
3.65% 2/1/26	60,530	59,984
4.625% 2/1/44	5,750	5,922
4.7% 2/1/36	4,870	5,118
4.9% 2/1/46	18,180	19,383
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,479
3.75% 1/15/22	8,000	8,160
4.439% 10/6/48	7,394	7,366
5.375% 1/15/20	1,500	1,570
8.2% 1/15/39	2,800	4,203
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,698
3.7% 12/6/26	7,550	7,482
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,805
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,723
3% 7/15/26	17,400	16,258
4.2% 7/15/46	13,230	12,402
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,830
2.25% 5/2/22	12,000	11,662
2.375% 10/6/26	6,750	6,218
3% 10/15/27	18,210	17,515
3.6% 8/13/42	3,000	2,794
4.25% 10/22/44	6,000	6,250
4.45% 4/14/46	800	851
4.875% 11/1/40	2,300	2,601
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,830
2.875% 10/27/25	9,580	9,312
3.15% 11/15/20	3,700	3,744
		282,266
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,836
CVS Health Corp.:
2.25% 8/12/19	3,750	3,718
2.8% 7/20/20	8,400	8,341
2.875% 6/1/26	7,500	6,838
3.875% 7/20/25	4,660	4,604
4.875% 7/20/35	3,100	3,220
5.125% 7/20/45	8,810	9,190
5.3% 12/5/43	4,391	4,715
Kroger Co.:
2.65% 10/15/26	2,850	2,576
3.5% 2/1/26	4,000	3,888
5.15% 8/1/43	2,725	2,814
Sysco Corp.:
3.3% 7/15/26	3,280	3,187
3.75% 10/1/25	5,700	5,756
Walgreen Co. 3.1% 9/15/22	2,850	2,801
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,734
4.65% 6/1/46	5,500	5,350
Walmart, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,197
4.3% 4/22/44	6,000	6,470
5.625% 4/1/40	2,000	2,555
5.625% 4/15/41	4,600	5,940
6.5% 8/15/37	8,275	11,475
		131,097
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,582
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,755
General Mills, Inc.:
2.2% 10/21/19	7,000	6,938
5.65% 2/15/19	13,501	13,871
H.J. Heinz Co.:
3% 6/1/26	13,000	11,942
4.375% 6/1/46	1,830	1,662
5% 7/15/35	3,500	3,640
5.2% 7/15/45	5,180	5,277
Kellogg Co.:
3.125% 5/17/22	1,875	1,874
3.25% 5/21/18	2,800	2,805
3.25% 4/1/26	3,720	3,548
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,668
5% 6/4/42	2,825	2,812
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,664
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,701
Unilever Capital Corp.:
2% 7/28/26	2,000	1,791
2.2% 3/6/19	7,475	7,453
3.1% 7/30/25	2,900	2,845
		104,828
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,265
2.4% 3/1/22	5,200	5,079
2.4% 6/1/23	8,000	7,716
3.2% 7/30/46	2,500	2,189
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,967
2.3% 2/6/22	4,700	4,611
2.85% 8/11/27	4,500	4,286
3.1% 8/15/23	10,000	10,031
		46,144
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,081
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,882
4.25% 8/9/42	9,780	9,672
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,229
3.222% 8/15/24 (a)	10,300	9,921
3.557% 8/15/27 (a)	9,500	9,081
4.54% 8/15/47 (a)	11,340	11,030
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,502
2.125% 5/10/23	3,100	2,927
2.75% 2/25/26	3,750	3,539
3.875% 8/21/42	4,825	4,528
4.5% 3/26/20	2,000	2,068
4.875% 11/15/43	6,000	6,508
5.65% 5/16/18	6,789	6,837
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,268
4.85% 9/15/23	1,800	1,924
5.85% 8/15/45	4,240	4,911
7.25% 6/15/37	7,220	9,517
		122,222

TOTAL CONSUMER STAPLES		696,638

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	2,214
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,571
Halliburton Co.:
3.8% 11/15/25	10,380	10,374
5% 11/15/45	7,540	8,151
7.45% 9/15/39	1,500	2,057
		26,367
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,895
4.85% 3/15/21	10,145	10,586
6.2% 3/15/40	2,000	2,350
6.45% 9/15/36	2,675	3,187
6.6% 3/15/46	4,650	5,797
Apache Corp. 5.1% 9/1/40	3,000	3,076
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,905
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,772
2.315% 2/13/20	1,800	1,785
2.5% 11/6/22	3,000	2,916
2.521% 1/15/20	6,000	5,975
3.017% 1/16/27	9,500	9,056
3.062% 3/17/22	3,750	3,742
3.245% 5/6/22	7,750	7,791
3.279% 9/19/27	12,740	12,301
4.5% 10/1/20	2,000	2,078
4.75% 3/10/19	1,000	1,023
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,865
4.95% 6/1/47	6,400	6,638
6.25% 3/15/38	6,850	8,257
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,648
3.8% 9/15/23	1,750	1,738
4.25% 4/15/27	9,500	9,284
5.4% 6/15/47	9,400	9,414
6.75% 11/15/39	2,000	2,293
Chevron Corp.:
1.718% 6/24/18	7,525	7,515
1.961% 3/3/20	8,625	8,510
2.1% 5/16/21	13,750	13,432
2.193% 11/15/19	11,400	11,336
2.954% 5/16/26	11,000	10,552
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,054
4.5% 6/1/25	3,325	3,412
ConocoPhillips Co.:
3.35% 5/15/25	6,810	6,741
4.95% 3/15/26	24,550	26,668
5.95% 3/15/46	6,000	7,566
6.5% 2/1/39	7,529	9,846
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,681
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,960
5% 6/15/45	3,500	3,666
5.6% 7/15/41	2,875	3,214
Ecopetrol SA:
5.375% 6/26/26	4,740	5,005
5.875% 5/28/45	3,800	3,811
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,912
6.5% 4/15/18	1,000	1,005
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,779
5.5% 12/1/46	14,490	16,311
Encana Corp.:
3.9% 11/15/21	4,900	4,987
6.5% 2/1/38	5,000	6,075
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,438
4.15% 10/1/20	4,500	4,590
5.15% 3/15/45	8,000	7,542
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,767
3.95% 2/15/27	25,880	26,171
4.05% 2/15/22	9,325	9,591
4.85% 8/15/42	2,500	2,605
4.85% 3/15/44	5,000	5,209
4.9% 5/15/46	4,280	4,499
5.7% 2/15/42	2,000	2,314
6.65% 4/15/18	2,000	2,010
7.55% 4/15/38	2,000	2,701
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,777
5.625% 6/1/19	1,000	1,034
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,861
3.043% 3/1/26	8,330	8,141
3.567% 3/6/45	6,650	6,308
Hess Corp.:
3.5% 7/15/24	3,800	3,694
5.6% 2/15/41	3,400	3,505
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,419
3.45% 2/15/23	12,200	12,079
3.5% 9/1/23	2,000	1,970
3.95% 9/1/22	7,000	7,101
5% 3/1/43	1,000	976
5.5% 3/1/44	6,997	7,221
5.625% 9/1/41	1,000	1,037
6.55% 9/15/40	3,000	3,460
Kinder Morgan, Inc.:
5.2% 3/1/48	4,000	4,017
5.3% 12/1/34	8,550	8,823
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,297
5% 3/1/26	3,000	3,234
6.55% 7/15/19	4,592	4,817
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,937
5.2% 6/1/45	5,000	5,282
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,059
6.5% 3/1/41	1,000	1,203
MPLX LP:
4.125% 3/1/27	9,450	9,371
4.7% 4/15/48	7,300	7,029
5.2% 3/1/47	6,120	6,294
Nexen, Inc. 5.875% 3/10/35	3,710	4,316
Noble Energy, Inc. 4.95% 8/15/47	13,800	14,167
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,882
3.125% 2/15/22	2,000	2,004
3.4% 4/15/26	3,400	3,353
4.1% 2/15/47	2,820	2,740
4.4% 4/15/46	5,100	5,197
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,011
3.375% 10/1/22	5,000	4,978
ONEOK, Inc. 4.95% 7/13/47	5,850	5,935
Petro-Canada 6.8% 5/15/38	8,445	11,191
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,476
4.625% 9/21/23	10,420	10,473
4.875% 1/24/22	18,010	18,468
5.35% 2/12/28 (a)	9,680	9,515
5.5% 6/27/44	2,748	2,462
5.625% 1/23/46	5,680	5,086
6.35% 2/12/48 (a)	8,800	8,579
6.375% 1/23/45	10,400	10,088
6.5% 3/13/27 (a)	11,320	12,100
6.5% 3/13/27 (a)	5,700	6,093
6.75% 9/21/47	5,486	5,579
6.75% 9/21/47 (a)	7,750	7,881
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,048
5.875% 5/1/42	9,500	11,299
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,874
4.65% 10/15/25	12,250	12,352
4.9% 2/15/45	1,900	1,763
5.75% 1/15/20	1,000	1,046
6.65% 1/15/37	2,795	3,176
Shell International Finance BV:
1.75% 9/12/21	6,500	6,228
2.125% 5/11/20	8,300	8,197
2.375% 8/21/22	3,000	2,919
3.25% 5/11/25	4,160	4,109
4% 5/10/46	4,000	3,960
4.375% 5/11/45	13,300	13,974
6.375% 12/15/38	4,200	5,548
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,090
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,884
3.375% 10/15/26	16,310	15,532
4.75% 3/15/24	4,825	5,082
Statoil ASA:
2.25% 11/8/19	8,000	7,947
3.7% 3/1/24	3,650	3,734
5.1% 8/17/40	2,000	2,307
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,800
6.85% 6/1/39	2,000	2,695
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,192
5.3% 4/1/44	5,800	5,628
5.4% 10/1/47	5,500	5,377
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,718
5.75% 6/24/44	1,900	2,019
Total Capital International SA:
2.1% 6/19/19	4,275	4,248
2.7% 1/25/23	1,900	1,860
2.75% 6/19/21	6,000	5,974
2.875% 2/17/22	4,175	4,144
3.75% 4/10/24	2,000	2,054
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,863
4.875% 1/15/26	5,000	5,430
6.1% 6/1/40	6,700	8,292
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,600
Valero Energy Corp. 6.625% 6/15/37	5,420	6,724
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,369
4% 7/1/22	3,000	3,016
4.5% 3/1/28	7,000	7,044
5.3% 3/1/48	7,000	6,998
Williams Partners LP:
3.35% 8/15/22	2,800	2,773
3.75% 6/15/27	23,360	22,579
3.9% 1/15/25	3,525	3,499
		938,332

TOTAL ENERGY		964,699

FINANCIALS - 8.2%
Banks - 4.5%
Asian Development Bank:
2.25% 1/20/21	2,948	2,921
2.5% 11/2/27	6,700	6,392
2.625% 1/12/27	6,500	6,297
2.75% 1/19/28	4,900	4,789
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,734
Bank of America Corp.:
2.503% 10/21/22	9,000	8,693
2.6% 1/15/19	545	545
2.625% 4/19/21	7,000	6,899
2.65% 4/1/19	17,925	17,934
3.004% 12/20/23 (a)(b)	10,595	10,367
3.248% 10/21/27	3,750	3,565
3.366% 1/23/26 (b)	10,600	10,354
3.419% 12/20/28 (a)(b)	18,125	17,354
3.593% 7/21/28 (b)	11,100	10,797
3.705% 4/24/28 (b)	8,800	8,637
4% 4/1/24	4,864	4,990
4% 1/22/25	6,000	6,027
4.1% 7/24/23	7,000	7,237
4.183% 11/25/27	5,150	5,148
4.2% 8/26/24	8,500	8,670
4.25% 10/22/26	4,000	4,039
4.443% 1/20/48 (b)	15,250	15,834
4.45% 3/3/26	13,000	13,292
5% 1/21/44	5,370	6,032
Bank of Montreal 2.375% 1/25/19	3,700	3,695
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,041
4.5% 12/16/25	15,880	16,227
Barclays PLC:
2.75% 11/8/19	10,000	9,940
3.25% 1/12/21	7,500	7,447
4.337% 1/10/28	5,600	5,551
4.375% 1/12/26	5,000	5,005
4.836% 5/9/28	9,600	9,456
4.95% 1/10/47	6,000	6,170
5.25% 8/17/45	5,600	6,006
BB&T Corp.:
2.05% 6/19/18	1,900	1,899
2.75% 4/1/22	8,870	8,744
Bnp Paribas Mtn Be 2.375% 5/21/20	11,600	11,460
BNP Paribas SA 2.7% 8/20/18	4,900	4,913
BPCE SA:
2.25% 1/27/20	4,000	3,943
2.5% 7/15/19	12,100	12,043
4% 4/15/24	2,000	2,040
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,033
Capital One NA:
2.25% 9/13/21	9,000	8,675
2.4% 9/5/19	7,000	6,949
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	11,250	10,842
2.35% 8/2/21	21,100	20,554
2.5% 9/26/18	750	750
2.5% 7/29/19	7,400	7,373
2.55% 4/8/19	3,700	3,695
2.75% 4/25/22	14,590	14,280
3.668% 7/24/28 (b)	7,580	7,415
3.7% 1/12/26	11,130	11,057
3.887% 1/10/28 (b)	4,500	4,480
4.125% 7/25/28	15,440	15,329
4.4% 6/10/25	4,000	4,106
4.6% 3/9/26	6,000	6,196
4.75% 5/18/46	7,870	8,051
5.3% 5/6/44	2,000	2,208
5.5% 9/13/25	5,000	5,469
5.875% 1/30/42	1,675	2,078
8.125% 7/15/39	8,000	12,127
Citizens Bank NA 2.65% 5/26/22	20,380	19,824
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,252
4.3% 12/3/25	1,891	1,923
Comerica, Inc. 3.8% 7/22/26	3,650	3,607
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,460
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,802
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,660
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,651
3.8% 6/9/23	20,000	20,125
4.55% 4/17/26	8,500	8,813
4.875% 5/15/45	5,000	5,287
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,983
3.625% 9/9/24	3,425	3,416
Discover Bank:
3.45% 7/27/26	12,750	12,078
4.2% 8/8/23	7,000	7,190
European Investment Bank 2.5% 3/15/23	21,000	20,646
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,196
5% 4/11/22	6,170	6,533
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,274
3.5% 3/15/22	1,650	1,664
4.5% 6/1/18	824	829
8.25% 3/1/38	2,079	3,020
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,845
3.4% 3/8/21	10,600	10,672
3.9% 5/25/26	11,000	11,009
4.25% 8/18/25	5,600	5,580
4.375% 11/23/26	28,700	28,829
4.875% 1/14/22	10,100	10,643
5.1% 4/5/21	2,800	2,953
5.25% 3/14/44	4,600	5,067
6.5% 9/15/37	10,500	13,092
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,510
3.5% 6/23/24	7,000	6,977
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,328
2.6% 8/2/18	4,675	4,679
3.15% 3/14/21	9,500	9,530
Inter-American Development Bank:
1.25% 9/14/21	7,350	6,996
1.75% 4/14/22	1,875	1,805
1.875% 6/16/20	5,270	5,211
1.875% 3/15/21	3,900	3,820
2% 6/2/26	4,000	3,709
2.125% 1/18/22	6,100	5,975
2.375% 7/7/27	6,730	6,368
2.5% 1/18/23	6,960	6,866
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	14,949
1.875% 7/21/26	3,800	3,427
2.125% 2/10/25	2,000	1,869
2.25% 11/4/26	5,230	4,846
2.375% 11/16/22	11,486	11,189
2.75% 1/21/26	3,170	3,077
2.875% 6/1/27	7,600	7,387
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,792
2.35% 1/28/19	23,000	22,975
2.776% 4/25/23 (b)	5,000	4,896
2.95% 10/1/26	25,230	23,712
3.25% 9/23/22	4,000	4,001
3.3% 4/1/26	9,000	8,714
3.375% 5/1/23	1,900	1,883
3.54% 5/1/28 (b)	17,000	16,562
3.875% 9/10/24	7,725	7,777
3.882% 7/24/38 (b)	4,500	4,356
3.964% 11/15/48 (b)	9,400	8,976
4.125% 12/15/26	5,875	5,939
4.35% 8/15/21	2,000	2,079
4.5% 1/24/22	13,000	13,595
4.625% 5/10/21	1,500	1,572
4.85% 2/1/44	5,000	5,520
4.95% 6/1/45	2,550	2,752
5.5% 10/15/40	5,700	6,802
5.6% 7/15/41	1,500	1,807
5.625% 8/16/43	5,000	5,804
6.3% 4/23/19	10,000	10,423
KeyBank NA 3.4% 5/20/26	5,000	4,830
KeyCorp. 2.9% 9/15/20	5,800	5,786
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,615
4.344% 1/9/48	10,000	9,456
4.65% 3/24/26	8,600	8,746
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,932
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,845
2.998% 2/22/22	9,200	9,062
3.85% 3/1/26	6,580	6,625
3.961% 3/2/28	22,000	22,094
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,449
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,752
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,702
Nordic Investment Bank 2.125% 2/1/22	3,800	3,717
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,670
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,255
PNC Bank NA:
2.6% 7/21/20	6,680	6,636
2.625% 2/17/22	12,000	11,764
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,754
PNC Funding Corp. 6.7% 6/10/19	2,500	2,626
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,380
4.5% 1/11/21	1,000	1,040
5.25% 5/24/41	3,000	3,548
Rabobank Nederland:
3.75% 7/21/26	19,250	18,707
4.375% 8/4/25	6,000	6,096
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,568
3.375% 5/21/25	3,750	3,700
Regions Financial Corp.:
2% 5/15/18	3,650	3,646
2.75% 8/14/22	7,580	7,390
3.2% 2/8/21	22,090	22,165
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,495
2.75% 2/1/22	13,000	12,849
4.65% 1/27/26	12,990	13,476
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,780
4.8% 4/5/26	6,600	6,837
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	10,920	10,679
Societe Generale SA 2.625% 10/1/18	3,750	3,752
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,687
2.45% 1/16/20	5,000	4,958
2.5% 7/19/18	4,351	4,356
3.4% 7/11/24	5,725	5,715
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,612
2.778% 10/18/22	7,550	7,341
2.784% 7/12/22	10,490	10,252
2.846% 1/11/22	10,600	10,427
3.102% 1/17/23	9,000	8,882
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	2,998
2.5% 5/1/19	2,000	1,996
3.3% 5/15/26	7,600	7,312
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,742
Synchrony Bank 3% 6/15/22	7,000	6,837
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	13,889
U.S. Bancorp:
2.625% 1/24/22	13,875	13,665
3.1% 4/27/26	9,000	8,600
4.125% 5/24/21	3,000	3,110
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,663
2.6% 7/22/20	7,640	7,583
2.625% 7/22/22	14,780	14,358
3% 10/23/26	20,330	19,172
3.3% 9/9/24	4,625	4,555
3.45% 2/13/23	3,675	3,652
3.55% 9/29/25	4,240	4,201
3.9% 5/1/45	4,760	4,578
4.1% 6/3/26	3,225	3,230
4.4% 6/14/46	7,140	7,024
4.48% 1/16/24	3,816	3,976
4.75% 12/7/46	12,000	12,455
4.9% 11/17/45	2,770	2,926
5.375% 11/2/43	1,850	2,070
5.606% 1/15/44	11,380	13,116
Westpac Banking Corp.:
2% 8/19/21	8,580	8,292
2.3% 5/26/20	3,000	2,961
2.5% 6/28/22	25,430	24,717
2.85% 5/13/26	4,750	4,467
4.875% 11/19/19	3,700	3,827
Zions Bancorp. 4.5% 6/13/23	207	211
		1,636,603
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,654
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,783
2.8% 5/4/26	5,630	5,303
2.95% 1/29/23	15,000	14,780
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,949
4.25% 5/24/21	6,500	6,778
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	8,879
Deutsche Bank AG 4.5% 4/1/25	3,000	2,939
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,706
4.1% 1/13/26	21,800	21,288
Deutsche Bank AG New York Branch 3.3% 11/16/22	9,200	8,971
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,849
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,680
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,550
2.55% 10/23/19	11,000	10,952
2.625% 1/31/19	12,850	12,853
2.9% 7/19/18	2,800	2,805
3% 4/26/22	16,720	16,485
3.2% 2/23/23	23,170	22,814
3.5% 1/23/25	5,000	4,911
3.625% 1/22/23	9,000	9,070
3.75% 2/25/26	5,820	5,743
3.85% 7/8/24	3,800	3,828
3.85% 1/26/27	19,560	19,297
4.25% 10/21/25	5,000	5,040
5.25% 7/27/21	4,500	4,796
5.75% 1/24/22	4,300	4,664
5.95% 1/15/27	15,000	16,909
6% 6/15/20	1,650	1,758
6.15% 4/1/18	7,451	7,474
6.75% 10/1/37	14,860	18,823
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,679
3.75% 12/1/25	5,750	5,815
4% 10/15/23	3,750	3,874
Lazard Group LLC 4.25% 11/14/20	2,650	2,734
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,038
7.75% 5/14/38	4,175	5,956
Morgan Stanley:
2.125% 4/25/18	8,000	8,000
2.375% 7/23/19	7,550	7,515
2.5% 1/24/19	6,000	5,994
2.625% 11/17/21	17,380	17,017
2.65% 1/27/20	11,000	10,954
2.75% 5/19/22	12,000	11,729
3.125% 1/23/23	18,200	17,906
3.125% 7/27/26	5,600	5,312
3.591% 7/22/28 (b)	8,500	8,221
3.7% 10/23/24	6,000	5,997
3.75% 2/25/23	6,775	6,874
3.875% 4/29/24	14,680	14,845
3.875% 1/27/26	5,250	5,263
3.95% 4/23/27	19,030	18,724
3.971% 7/22/38 (b)	6,250	6,093
4.3% 1/27/45	2,000	2,000
4.375% 1/22/47	8,000	8,100
5.5% 7/28/21	3,400	3,647
5.625% 9/23/19	2,000	2,085
5.75% 1/25/21	5,000	5,362
6.375% 7/24/42	2,900	3,761
6.625% 4/1/18	5,055	5,073
7.25% 4/1/32	1,000	1,325
7.3% 5/13/19	3,000	3,157
State Street Corp. 2.65% 5/19/26	7,550	7,041
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,322
5.45% 5/15/19	2,000	2,067
Thomson Reuters Corp.:
3.35% 5/15/26	7,000	6,725
4.7% 10/15/19	4,000	4,128
		541,664
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,416
3.65% 7/21/27	4,500	4,231
3.875% 1/23/28	10,700	10,264
4.5% 5/15/21	14,100	14,531
4.625% 7/1/22	9,450	9,806
American Express Co.:
2.5% 8/1/22	12,560	12,135
4.05% 12/3/42	6,975	6,940
7% 3/19/18	5,750	5,763
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,389
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,310
3.75% 3/9/27	23,200	22,552
4.75% 7/15/21	4,000	4,192
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,650
1.7% 8/9/21	9,390	9,005
2% 3/5/20	3,900	3,846
2.1% 6/9/19	1,600	1,594
2.25% 12/1/19	6,600	6,558
2.4% 8/9/26	2,850	2,636
2.85% 6/1/22	4,000	3,980
Discover Financial Services 5.2% 4/27/22	1,000	1,056
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,414
2.875% 10/1/18	1,575	1,578
3.2% 1/15/21	3,600	3,576
3.219% 1/9/22	3,500	3,443
3.336% 3/18/21	4,250	4,229
3.815% 11/2/27	10,630	9,928
4.134% 8/4/25	7,000	6,888
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,088
4.389% 1/8/26	3,290	3,268
5.875% 8/2/21	11,375	12,205
Synchrony Financial:
2.7% 2/3/20	8,000	7,945
3% 8/15/19	5,675	5,678
3.7% 8/4/26	4,723	4,509
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,943
2.1% 1/17/19	6,000	5,985
2.125% 7/18/19	10,400	10,339
2.15% 3/12/20	6,750	6,684
2.6% 1/11/22	8,000	7,885
2.7% 1/11/23	10,000	9,886
2.75% 5/17/21	2,600	2,593
		260,752
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,450
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,243
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	11,192
4.5% 2/11/43	2,000	2,150
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,541
3.9% 3/15/27	5,640	5,412
4.125% 6/15/26	7,550	7,433
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	11,988
3.5% 1/15/28	7,000	6,463
3.875% 1/15/27	8,100	7,769
Export Development Canada 1% 6/15/18	5,290	5,276
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,570
3.373% 11/15/25	10,000	9,612
4.418% 11/15/35	20,239	19,874
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,099
5.875% 1/14/38	4,474	5,238
6.875% 1/10/39	1,146	1,485
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	16,739
ING U.S., Inc. 5.7% 7/15/43	3,750	4,388
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,569
1.375% 5/24/21	5,659	5,444
2% 1/26/22	32,427	31,567
International Finance Corp. 2.25% 1/25/21	1,870	1,853
KfW:
1.125% 8/6/18	5,700	5,679
1.5% 2/6/19	4,200	4,171
1.5% 6/15/21	29,860	28,780
1.75% 10/15/19	15,575	15,420
1.875% 6/30/20	5,670	5,593
2% 5/2/25	3,825	3,586
2.125% 3/7/22	8,182	7,989
2.375% 12/29/22	17,739	17,371
2.5% 11/20/24	10,425	10,131
2.875% 4/3/28	15,360	15,156
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,692
2.5% 11/15/27	8,840	8,427
Ontario Province:
2% 1/30/19	5,000	4,986
2.55% 2/12/21	9,850	9,786
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,504
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,493
		355,119
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,169
4.35% 11/3/45	4,000	4,222
5.9% 6/15/19	3,000	3,123
AFLAC, Inc. 4% 10/15/46	3,780	3,648
Allstate Corp.:
3.28% 12/15/26	4,720	4,618
4.2% 12/15/46	7,560	7,673
American International Group, Inc.:
3.375% 8/15/20	5,775	5,820
3.75% 7/10/25	2,850	2,831
3.875% 1/15/35	2,700	2,552
3.9% 4/1/26	3,770	3,751
4.5% 7/16/44	8,875	8,815
4.875% 6/1/22	9,000	9,535
6.4% 12/15/20	2,900	3,147
Aon PLC:
3.5% 6/14/24	2,000	1,989
4% 11/27/23	3,000	3,082
4.6% 6/14/44	1,600	1,654
4.75% 5/15/45	5,880	6,190
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,432
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,075
Lincoln National Corp. 3.625% 12/12/26	6,000	5,942
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,836
2.35% 3/6/20	4,750	4,708
2.55% 10/15/18	5,800	5,814
3.5% 6/3/24	1,900	1,906
4.05% 10/15/23	6,775	6,952
4.2% 3/1/48	4,870	4,858
4.35% 1/30/47	2,800	2,887
MetLife, Inc.:
4.6% 5/13/46	2,000	2,106
4.721% 12/15/44 (b)	5,000	5,395
5.875% 2/6/41	2,400	2,931
7.717% 2/15/19	9,000	9,433
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	2,973
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,986
Progressive Corp. 2.45% 1/15/27	4,740	4,375
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,899
3.905% 12/7/47 (a)	550	521
3.935% 12/7/49 (a)	10,719	10,182
5.7% 12/14/36	380	457
7.375% 6/15/19	3,000	3,179
The Chubb Corp.:
5.75% 5/15/18	4,175	4,206
6.5% 5/15/38	3,510	4,676
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,522
6.25% 6/15/37	8,350	10,829
		196,899

TOTAL FINANCIALS		2,991,037

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,665
2.5% 5/14/20	7,100	7,037
2.9% 11/6/22	5,700	5,583
3.6% 5/14/25	9,000	8,891
4.3% 5/14/36	6,260	6,313
4.4% 11/6/42	4,775	4,752
4.45% 5/14/46	7,000	6,943
4.7% 5/14/45	8,980	9,266
Amgen, Inc.:
2.2% 5/22/19	11,425	11,370
2.6% 8/19/26	10,500	9,545
3.125% 5/1/25	2,000	1,930
3.875% 11/15/21	9,600	9,830
4.4% 5/1/45	4,000	3,969
4.663% 6/15/51	12,474	12,587
Celgene Corp.:
2.875% 8/15/20	3,000	2,993
3.875% 8/15/25	9,500	9,473
4.35% 11/15/47	5,500	5,180
5% 8/15/45	4,300	4,481
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,706
3.65% 3/1/26	6,180	6,169
4.15% 3/1/47	12,440	12,013
4.75% 3/1/46	11,000	11,563
		157,259
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,254
3.75% 11/30/26	12,300	12,199
4.75% 11/30/36	4,500	4,788
4.9% 11/30/46	10,400	11,161
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,831
3.7% 6/6/27	6,740	6,446
4.685% 12/15/44	13,900	13,929
Boston Scientific Corp. 4% 3/1/28	20,000	19,940
Danaher Corp. 2.4% 9/15/20	7,361	7,310
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,457
Medtronic, Inc.:
2.5% 3/15/20	22,100	21,975
4.625% 3/15/45	12,925	13,982
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,037
		154,309
Health Care Providers & Services - 0.6%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,187
4.125% 11/15/42	4,411	4,194
Anthem, Inc.:
3.65% 12/1/27	23,000	22,327
4.375% 12/1/47	4,500	4,396
Cardinal Health, Inc. 4.368% 6/15/47	13,890	13,006
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,867
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,422
Cigna Corp. 4% 2/15/22	4,600	4,736
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,771
3% 7/15/23	10,000	9,649
4.5% 2/25/26	11,660	12,016
4.8% 7/15/46	7,600	7,569
6.125% 11/15/41	3,000	3,536
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,113
Humana, Inc. 4.95% 10/1/44	2,500	2,623
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,053
McKesson Corp.:
1.4% 3/15/18	4,725	4,724
3.796% 3/15/24	5,000	5,044
4.883% 3/15/44	5,000	5,410
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,048
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,512
4.063% 8/1/56	2,630	2,574
NYU Hospitals Center 4.784% 7/1/44	7,600	8,324
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,465
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,831
2.3% 12/15/19	8,625	8,589
2.7% 7/15/20	6,000	5,994
2.875% 12/15/21	2,575	2,565
3.375% 4/15/27	5,400	5,320
3.75% 7/15/25	3,500	3,548
3.75% 10/15/47	9,560	9,003
4.2% 1/15/47	3,600	3,648
4.375% 3/15/42	11,800	12,326
4.75% 7/15/45	1,670	1,842
WellPoint, Inc.:
3.3% 1/15/23	2,000	1,984
4.625% 5/15/42	2,600	2,639
4.65% 1/15/43	2,000	2,038
		204,893
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,845
3% 4/15/23	4,670	4,582
4.15% 2/1/24	4,379	4,506
5.3% 2/1/44	5,820	6,566
		18,499
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,083
3.45% 3/15/22	18,025	17,943
3.8% 3/15/25	8,820	8,703
4.55% 3/15/35	6,650	6,635
4.75% 3/15/45	6,330	6,279
Allergan PLC 3.25% 10/1/22	3,000	2,959
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,601
6.45% 9/15/37	3,250	4,161
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,512
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,557
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,646
6.375% 5/15/38	7,218	9,579
Johnson & Johnson:
1.65% 3/1/21	3,770	3,668
2.45% 3/1/26	5,590	5,256
3.4% 1/15/38	9,330	8,935
3.5% 1/15/48	6,000	5,626
3.625% 3/3/37	4,000	3,980
4.5% 12/5/43	6,625	7,326
4.85% 5/15/41	4,260	4,959
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,988
1.85% 2/10/20	9,000	8,884
2.4% 9/15/22	2,000	1,953
3.6% 9/15/42	2,000	1,917
3.7% 2/10/45	6,400	6,212
3.875% 1/15/21	1,000	1,032
5% 6/30/19	5,970	6,157
Mylan NV:
3.15% 6/15/21	2,000	1,982
3.95% 6/15/26	2,830	2,737
5.25% 6/15/46	3,300	3,333
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,351
2.4% 9/21/22	3,750	3,650
3% 11/20/25	10,470	10,240
3.1% 5/17/27	5,890	5,761
3.7% 9/21/42	2,825	2,732
4% 11/20/45	5,240	5,344
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,688
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,128
4.9% 12/15/44	2,268	2,247
Pfizer, Inc.:
3% 12/15/26	6,700	6,481
4% 12/15/36	9,500	9,785
4.125% 12/15/46	3,290	3,386
4.4% 5/15/44	4,190	4,464
7.2% 3/15/39	5,400	7,840
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,952
2.875% 9/23/23	9,450	9,036
3.2% 9/23/26	39,180	36,442
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,066
2.8% 7/21/23	11,370	9,952
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,961
3.95% 9/12/47	2,000	1,895
4.7% 2/1/43	1,300	1,378
		354,382

TOTAL HEALTH CARE		889,342

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,602
4.09% 9/15/52	9,558	9,265
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,894
3.25% 1/15/28	8,400	8,044
3.85% 4/15/45	1,875	1,760
4.03% 10/15/47	9,930	9,535
4.75% 6/1/43	4,000	4,325
Raytheon Co.:
3.125% 10/15/20	2,000	2,020
3.15% 12/15/24	8,900	8,835
4.875% 10/15/40	1,000	1,143
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,310
4.35% 4/15/47	6,600	6,587
The Boeing Co.:
2.125% 3/1/22	3,760	3,657
2.5% 3/1/25	4,600	4,385
2.8% 3/1/23	4,940	4,888
3.625% 3/1/48	4,000	3,798
3.65% 3/1/47	2,760	2,631
6% 3/15/19	1,000	1,035
6.875% 3/15/39	3,300	4,709
United Technologies Corp.:
2.3% 5/4/22	10,000	9,677
2.65% 11/1/26	4,800	4,459
3.1% 6/1/22	2,875	2,865
3.75% 11/1/46	3,850	3,539
4.05% 5/4/47	2,330	2,241
4.5% 4/15/20	4,000	4,154
4.5% 6/1/42	7,380	7,553
5.7% 4/15/40	2,000	2,387
		136,298
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,237
3.2% 2/1/25	3,820	3,747
3.9% 2/1/35	5,900	5,698
4.4% 1/15/47	8,000	7,940
4.55% 4/1/46	1,500	1,527
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	6,908
3.4% 11/15/46	2,650	2,376
3.75% 11/15/47	6,180	5,912
6.2% 1/15/38	2,500	3,248
		48,593
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,617	2,743
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,394	7,124
Continental Airlines, Inc. 4% 10/29/24	3,748	3,832
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	655	645
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,201	8,878
		23,222
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	3,975
3.2% 3/15/25	11,275	11,007
5.5% 9/15/19	4,000	4,171
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,080
2.9% 9/15/22	6,675	6,605
		30,838
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,608
4% 11/2/32	1,900	1,888
4.15% 11/2/42	1,900	1,871
Fortive Corp. 2.35% 6/15/21	6,600	6,440
General Electric Capital Corp. 6.15% 8/7/37	544	654
		16,461
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,865
2.875% 10/15/27	4,000	3,827
3.125% 9/19/46	2,760	2,414
Covidien International Finance SA 3.2% 6/15/22	2,150	2,156
Danaher Corp. 4.375% 9/15/45	2,370	2,524
General Electric Co.:
3.375% 3/11/24	5,500	5,414
4.5% 3/11/44	14,650	14,512
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,616
3.812% 11/21/47	1,400	1,368
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,661
2.8% 12/15/21	6,610	6,490
3.8% 12/15/26	8,500	8,520
		63,367
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 6/6/22	10,000	9,747
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,887
3.803% 8/15/42	2,500	2,488
5.3% 9/15/35	7,000	8,262
Deere & Co. 5.375% 10/16/29	1,000	1,169
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,059
4.65% 11/1/44	6,000	6,233
John Deere Capital Corp.:
1.3% 3/12/18	3,675	3,674
1.95% 12/13/18	4,825	4,815
1.95% 3/4/19	9,600	9,555
2.05% 3/10/20	7,675	7,605
2.25% 4/17/19	10,250	10,230
2.55% 1/8/21	10,401	10,322
2.65% 6/24/24	10,460	10,083
2.65% 6/10/26	5,000	4,721
2.8% 1/27/23	5,000	4,936
2.8% 3/6/23	3,250	3,191
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,508
4.1% 3/1/47	5,660	5,746
		119,231
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,166
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,791
3.05% 3/15/22	10,000	10,042
3.25% 6/15/27	7,500	7,402
3.9% 8/1/46	4,640	4,568
4.125% 6/15/47	2,850	2,905
4.15% 4/1/45	1,700	1,712
4.375% 9/1/42	4,500	4,686
4.55% 9/1/44	3,000	3,209
4.9% 4/1/44	4,000	4,496
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,990
3.2% 8/2/46	3,300	2,940
CSX Corp.:
3.25% 6/1/27	5,000	4,779
3.4% 8/1/24	4,625	4,605
3.8% 11/1/46	5,720	5,207
3.95% 5/1/50	3,575	3,321
4.1% 3/15/44	6,775	6,529
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,472
3.25% 12/1/21	5,000	5,038
3.95% 10/1/42	1,900	1,830
4.65% 1/15/46	3,260	3,486
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,350
3% 4/15/27	5,000	4,832
3.35% 8/15/46	4,720	4,237
3.6% 9/15/37	3,300	3,187
3.799% 10/1/51	2,800	2,671
		118,451
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,101
2.75% 1/15/23	10,000	9,659
3.375% 6/1/21	14,024	14,117
3.75% 2/1/22	3,820	3,872
		36,749

TOTAL INDUSTRIALS		593,210

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,747
2.2% 9/20/23	7,510	7,170
2.5% 9/20/26	5,000	4,675
3.5% 6/15/25	4,270	4,336
4.45% 1/15/20	2,000	2,070
4.95% 2/15/19	3,479	3,560
5.9% 2/15/39	12,416	16,157
		47,715
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,310
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,513
6.02% 6/15/26 (a)	16,140	17,267
8.35% 7/15/46 (a)	2,890	3,656
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,973
2.375% 12/17/18	3,000	2,997
3.45% 8/1/24	3,650	3,682
7.125% 10/1/37	2,475	3,412
		58,810
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,089
3.625% 5/19/21	3,780	3,903
		5,992
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,644
IBM Corp.:
2.5% 1/27/22	7,800	7,655
3.625% 2/12/24	10,000	10,184
4.7% 2/19/46	4,950	5,561
7.625% 10/15/18	13,000	13,422
IBM Credit LLC 2.2% 9/8/22	9,000	8,659
MasterCard, Inc. 3.8% 11/21/46	3,800	3,740
Visa, Inc.:
2.2% 12/14/20	5,700	5,625
2.75% 9/15/27	11,920	11,221
3.15% 12/14/25	9,010	8,830
4.3% 12/14/45	6,640	7,048
		86,589
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	9,749
Intel Corp.:
2.35% 5/11/22	17,000	16,628
3.3% 10/1/21	15,000	15,278
3.734% 12/8/47 (a)	3,267	3,136
4.1% 5/19/46	7,000	7,151
4.1% 5/11/47	2,400	2,455
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,141
4.3% 5/20/47	10,100	9,414
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,734
		74,686
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,327
2.4% 2/6/22	15,000	14,736
2.7% 2/12/25	17,175	16,581
3.45% 8/8/36	6,100	5,914
3.625% 12/15/23	26,150	26,847
3.7% 8/8/46	16,730	16,244
3.95% 8/8/56	5,000	4,958
4.1% 2/6/37	17,740	18,644
4.2% 6/1/19	2,000	2,043
4.25% 2/6/47	4,780	5,099
4.45% 11/3/45	12,570	13,752
5.3% 2/8/41	1,500	1,826
Oracle Corp.:
1.9% 9/15/21	8,400	8,118
2.25% 10/8/19	4,725	4,710
2.5% 5/15/22	9,600	9,385
2.625% 2/15/23	10,000	9,754
2.65% 7/15/26	9,000	8,411
2.95% 5/15/25	5,000	4,843
3.25% 11/15/27	17,100	16,587
3.4% 7/8/24	4,725	4,736
3.85% 7/15/36	10,130	10,142
4% 7/15/46	9,800	9,684
4% 11/15/47	5,000	4,956
4.125% 5/15/45	3,000	3,014
4.3% 7/8/34	3,875	4,088
5.375% 7/15/40	12,500	15,014
5.75% 4/15/18	7,400	7,428
		266,841
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,452
2.1% 9/12/22	8,500	8,175
2.15% 2/9/22	5,000	4,853
2.25% 2/23/21	15,000	14,777
2.3% 5/11/22	8,000	7,782
2.4% 1/13/23	20,000	19,389
2.45% 8/4/26	20,600	19,083
2.7% 5/13/22	6,650	6,619
2.9% 9/12/27	14,050	13,295
3% 11/13/27	10,000	9,565
3.2% 5/13/25	10,490	10,391
3.2% 5/11/27	5,570	5,428
3.75% 11/13/47	4,000	3,812
3.85% 5/4/43	13,000	12,641
4.25% 2/9/47	2,500	2,576
4.375% 5/13/45	4,690	4,915
4.65% 2/23/46	5,650	6,160
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,207
4.9% 10/15/25 (b)	9,750	10,107
6.2% 10/15/35 (b)	3,890	4,152
6.35% 10/15/45 (b)	1,880	1,985
HP, Inc.:
4.3% 6/1/21	2,780	2,878
6% 9/15/41	1,500	1,593
Xerox Corp.:
2.75% 3/15/19	5,000	4,989
4.5% 5/15/21	4,000	4,099
5.625% 12/15/19	1,000	1,044
		193,967

TOTAL INFORMATION TECHNOLOGY		734,600

MATERIALS - 0.8%
Chemicals - 0.5%
Agrium, Inc. 5.25% 1/15/45	3,500	3,805
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,027
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,102
4.15% 2/15/43	4,000	3,937
4.625% 1/15/20	3,000	3,109
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,107
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,742
2.7% 11/1/26	6,600	6,147
3.95% 12/1/47 (a)	3,329	3,193
5.5% 12/8/41	408	482
LYB International Finance BV:
4% 7/15/23	5,625	5,749
4.875% 3/15/44	5,850	6,130
LYB International Finance II BV 3.5% 3/2/27	9,470	9,218
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,670
5% 4/15/19	1,000	1,019
Monsanto Co.:
2.125% 7/15/19	7,458	7,395
2.75% 7/15/21	6,357	6,280
2.85% 4/15/25	3,825	3,625
3.95% 4/15/45	1,390	1,302
Potash Corp. of Saskatchewan, Inc.:
4% 12/15/26	11,400	11,461
4.875% 3/30/20	1,500	1,552
5.625% 12/1/40	1,800	2,068
Praxair, Inc.:
2.2% 8/15/22	2,000	1,937
2.45% 2/15/22	4,650	4,566
3.2% 1/30/26	6,340	6,328
3.55% 11/7/42	2,000	1,913
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,623
3.45% 6/1/27	10,730	10,340
4.5% 6/1/47	8,530	8,508
The Dow Chemical Co.:
3% 11/15/22	4,900	4,827
4.125% 11/15/21	7,700	7,971
4.375% 11/15/42	4,875	4,871
8.55% 5/15/19	2,358	2,519
9.4% 5/15/39	3,000	4,865
The Mosaic Co.:
4.05% 11/15/27	5,760	5,583
4.25% 11/15/23	10,888	11,194
5.625% 11/15/43	3,750	3,927
Westlake Chemical Corp. 5% 8/15/46	2,000	2,111
		179,203
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,165
International Paper Co.:
3.65% 6/15/24	4,725	4,747
3.8% 1/15/26	2,880	2,896
4.4% 8/15/47	3,800	3,738
4.75% 2/15/22	11,500	12,115
5.15% 5/15/46	1,810	1,976
		28,637
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,980
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,729
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,033
Nucor Corp.:
4% 8/1/23	3,000	3,098
5.2% 8/1/43	4,000	4,598
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,288
3.75% 6/15/25	21,300	21,710
7.125% 7/15/28	2,000	2,586
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	5,937
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,680
5.25% 11/8/42	5,775	6,159
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,679
5.875% 6/10/21	8,220	8,781
Vale SA 5.625% 9/11/42	6,600	7,102
		93,815

TOTAL MATERIALS		301,655

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,774
3.9% 6/15/23	5,650	5,741
American Tower Corp.:
3.4% 2/15/19	7,475	7,511
3.55% 7/15/27	8,550	8,118
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,866
4.125% 5/15/21	2,100	2,167
DDR Corp. 4.625% 7/15/22	1,900	1,977
Duke Realty LP:
3.625% 4/15/23	2,750	2,781
3.75% 12/1/24	5,750	5,818
ERP Operating LP:
2.375% 7/1/19	5,750	5,729
3% 4/15/23	1,875	1,863
4.625% 12/15/21	5,700	6,011
Federal Realty Investment Trust 3% 8/1/22	4,750	4,709
HCP, Inc.:
3.4% 2/1/25	8,000	7,775
3.875% 8/15/24	7,575	7,593
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,470
3.75% 3/15/23	8,660	8,799
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,912
4.45% 9/1/47	5,180	4,989
6.875% 10/1/19	1,000	1,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,969
4.5% 1/15/25	8,010	7,797
4.5% 4/1/27	9,500	9,078
Simon Property Group LP:
2.625% 6/15/22	7,930	7,759
3.375% 12/1/27	14,000	13,499
4.125% 12/1/21	3,200	3,316
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,756
		147,840
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,810
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,006
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,791
Liberty Property LP:
3.25% 10/1/26	4,660	4,448
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,753
4.4% 2/15/24	7,425	7,746
4.75% 10/1/20	1,000	1,042
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,132
Tanger Properties LP:
3.75% 12/1/24	6,500	6,376
3.875% 7/15/27	6,200	5,954
Ventas Realty LP:
3.125% 6/15/23	6,315	6,187
3.25% 10/15/26	3,500	3,309
3.5% 2/1/25	4,000	3,923
3.85% 4/1/27	9,500	9,344
4% 3/1/28	9,000	8,908
4.125% 1/15/26	1,450	1,464
4.375% 2/1/45	3,000	2,923
		95,172

TOTAL REAL ESTATE		243,012

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,303
2.8% 2/17/21	9,000	8,932
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	8,925
3.8% 3/15/22	10,000	10,160
4.125% 2/17/26	27,320	27,295
4.35% 6/15/45	24,760	22,104
4.5% 3/9/48	9,570	8,699
4.55% 3/9/49	183	167
4.75% 5/15/46	10,300	9,759
4.9% 8/14/37	25,430	25,484
5.15% 11/15/46 (a)	843	842
5.15% 2/14/50	24,040	23,993
5.55% 8/15/41	7,300	7,760
5.8% 2/15/19	4,000	4,116
5.875% 10/1/19	2,905	3,038
6.35% 3/15/40	1,000	1,154
6.375% 3/1/41	6,850	7,994
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,574
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,666
Orange SA:
5.375% 7/8/19	4,000	4,136
5.5% 2/6/44	3,000	3,488
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,306
5.213% 3/8/47	6,550	6,885
5.462% 2/16/21	2,700	2,874
5.877% 7/15/19	2,000	2,081
7.045% 6/20/36	2,600	3,301
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,067
3.5% 11/1/24	3,000	2,974
4.125% 3/16/27	7,000	7,111
4.272% 1/15/36	24,278	23,287
4.4% 11/1/34	3,775	3,705
4.75% 11/1/41	1,000	995
5.012% 4/15/49	11,779	11,953
5.012% 8/21/54	12,557	12,439
5.25% 3/16/37	15,500	16,427
5.5% 3/16/47	11,880	12,979
6.55% 9/15/43	12,516	15,540
		359,142
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,222
6.125% 11/15/37	8,365	9,969
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,331
3.625% 12/15/25	2,000	1,994
4.1% 10/1/23	4,825	4,978
5.45% 10/1/43	5,775	6,699
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,908
2.95% 2/19/23	6,900	6,767
5.45% 6/10/19	6,000	6,202
		47,070

TOTAL TELECOMMUNICATION SERVICES		406,212

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,596
3.75% 3/1/45	1,000	972
4.15% 8/15/44	4,650	4,782
5.2% 6/1/41	3,850	4,369
AmerenUE 3.9% 9/15/42	3,700	3,682
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,951
Appalachian Power Co. 4.45% 6/1/45	6,000	6,287
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,869
3.5% 8/15/46	2,500	2,301
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,320
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,800
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,451
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,088
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,808
3.4% 9/1/21	1,000	1,015
3.65% 6/15/46	2,860	2,694
3.7% 3/1/45	3,100	2,956
3.75% 8/15/47	6,150	5,904
4% 3/1/48	6,830	6,838
5.8% 3/15/18	9,945	9,959
Detroit Edison Co. 2.65% 6/15/22	8,000	7,830
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,747
3.75% 6/1/45	2,000	1,936
4% 9/30/42	3,750	3,807
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,788
2.1% 6/15/18	4,650	4,646
2.65% 9/1/26	13,350	12,258
3.75% 4/15/24	6,000	6,064
3.75% 9/1/46	9,130	8,295
3.95% 10/15/23	2,443	2,506
4.8% 12/15/45	2,790	2,998
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,843
4.375% 3/30/44	2,000	2,123
Edison International 2.95% 3/15/23	8,190	7,984
Entergy Corp.:
2.95% 9/1/26	4,700	4,422
4% 7/15/22	6,640	6,801
Eversource Energy:
2.9% 10/1/24	8,550	8,214
3.35% 3/15/26	6,610	6,475
Exelon Corp.:
3.95% 6/15/25	7,830	7,889
5.1% 6/15/45	1,100	1,230
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,394
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,032
3.25% 6/1/24	4,725	4,751
4.05% 10/1/44	5,419	5,532
Florida Power Corp. 3.4% 10/1/46	2,500	2,249
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,766
Nevada Power Co. 6.5% 8/1/18	1,555	1,582
Northern States Power Co.:
3.4% 8/15/42	2,000	1,858
4.125% 5/15/44	4,500	4,633
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,438
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,845
2.95% 3/1/26	6,800	6,330
3.75% 8/15/42	5,900	5,198
4% 12/1/46	1,350	1,243
5.4% 1/15/40	4,000	4,449
PacifiCorp:
3.6% 4/1/24	4,000	4,089
6% 1/15/39	6,193	7,960
PG&E Corp. 2.4% 3/1/19	2,406	2,392
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,057
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,587
3.4% 6/1/23	2,675	2,672
4.2% 6/15/22	2,000	2,076
4.7% 6/1/43	1,800	1,900
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,610
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,759
6% 12/1/39	5,200	6,437
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,559
3.8% 6/15/47	4,630	4,527
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,721
4% 6/1/44	5,000	5,004
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,778
Southern California Edison Co. 4% 4/1/47	10,000	9,982
Southern Co.:
2.35% 7/1/21	6,600	6,413
3.25% 7/1/26	11,000	10,459
4.4% 7/1/46	7,320	7,346
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,902
3.45% 2/15/24	2,750	2,772
3.8% 9/15/47	8,210	7,883
4.2% 5/15/45	2,400	2,454
4.45% 2/15/44	2,750	2,909
5% 6/30/19	5,000	5,151
6% 5/15/37	2,000	2,501
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,842
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,031
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,589
3.35% 12/1/26	3,000	2,938
		437,826
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	12,657
Southern California Gas Co. 2.6% 6/15/26	13,230	12,360
		25,017
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,497
4.75% 6/15/46	5,210	5,228
		13,725
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28 (a)	10,000	9,674
3.8% 7/15/48 (a)	10,000	9,513
4.5% 2/1/45	6,650	7,029
5.15% 11/15/43	1,650	1,909
5.75% 4/1/18	3,750	3,761
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,350
CMS Energy Corp. 4.875% 3/1/44	5,000	5,487
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,799
4.45% 6/15/20	2,000	2,082
4.45% 3/15/44	8,000	8,541
5.5% 12/1/39	2,500	3,012
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,356
Consumers Energy Co. 2.85% 5/15/22	6,650	6,608
Delmarva Power & Light 4% 6/1/42	4,000	3,933
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	1,000	943
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	1,000	990
2.5% 12/1/19	6,700	6,645
3.9% 10/1/25	12,900	13,048
4.9% 8/1/41	2,000	2,146
DTE Energy Co. 2.85% 10/1/26	6,000	5,589
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,834
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,498
4.375% 5/15/47	4,780	4,843
4.8% 2/15/44	5,500	5,903
6.25% 12/15/40	2,453	3,062
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,026
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,092
Sempra Energy:
2.4% 3/15/20	12,406	12,280
2.875% 10/1/22	3,000	2,949
2.9% 2/1/23	2,970	2,917
3.25% 6/15/27	6,100	5,829
4% 2/1/48	4,000	3,735
4.05% 12/1/23	5,000	5,151
6% 10/15/39	1,000	1,233
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	4,228	4,122
		185,889

TOTAL UTILITIES		662,457

TOTAL NONCONVERTIBLE BONDS
(Cost $9,207,994)		9,197,183

U.S. Government and Government Agency Obligations - 41.8%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,034
1.5% 11/30/20	18,106	17,668
1.875% 9/18/18	15,050	15,041
1.875% 4/5/22	32,247	31,305
1.875% 9/24/26	13,350	12,153
2% 10/5/22	36,870	35,717
2.125% 4/24/26	4,000	3,750
2.375% 1/19/23	29,930	29,409
2.625% 9/6/24	4,000	3,937
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,686
1.375% 2/18/21	20,300	19,680
1.875% 11/29/21	19,170	18,712
2% 9/9/22	38,000	37,063
5.5% 7/15/36	1,500	1,955
Freddie Mac:
1.375% 5/1/20	14,000	13,721
2.375% 1/13/22	13,000	12,888
3.75% 3/27/19	2,300	2,339
6.25% 7/15/32	7,700	10,323
6.75% 3/15/31	26,000	35,615
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,702
5.375% 4/1/56	5,395	7,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		375,853

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	44,737
2.5% 2/15/45	106,220	94,067
2.5% 2/15/46	89,150	78,657
2.5% 5/15/46	78,650	69,335
2.75% 8/15/47	130,870	121,239
2.75% 11/15/47	9,720	9,005
2.875% 8/15/45	78,240	74,588
2.875% 11/15/46	122,930	116,942
3% 11/15/44	8,970	8,769
3% 5/15/45	43,090	42,102
3% 11/15/45	86,290	84,254
3% 2/15/47	136,950	133,542
3% 5/15/47	97,530	95,061
3.125% 8/15/44	32,960	32,982
3.375% 5/15/44	72,390	75,696
3.5% 2/15/39	8,315	8,909
3.625% 8/15/43	26,640	29,028
3.625% 2/15/44	67,570	73,654
3.75% 11/15/43	44,780	49,785
3.875% 8/15/40	30,080	34,006
4.25% 5/15/39	26,000	30,891
4.25% 11/15/40	811	967
4.375% 11/15/39	100	121
4.375% 5/15/40	8,000	9,689
4.375% 5/15/41	57,765	70,175
4.5% 2/15/36	113,580	137,676
4.5% 5/15/38	15,000	18,367
4.5% 8/15/39	39,000	47,912
4.625% 2/15/40	21,500	26,881
4.75% 2/15/37	68,560	86,003
4.75% 2/15/41	54,830	69,932
5% 5/15/37	395,620	511,030
5.375% 2/15/31	53,470	67,631
6.25% 5/15/30	86,360	115,891
8.875% 2/15/19	6,960	7,416
9% 11/15/18	4,000	4,200
U.S. Treasury Notes:
0.75% 2/15/19	129,060	127,396
0.75% 7/15/19	218,640	214,438
0.875% 4/15/19	111,790	110,235
0.875% 5/15/19	158,915	156,531
0.875% 6/15/19	158,550	155,980
0.875% 9/15/19	256,560	251,389
1% 3/15/19	44,780	44,267
1% 10/15/19	4,990	4,894
1.125% 1/15/19	52,100	51,675
1.125% 2/28/21	39,910	38,399
1.125% 6/30/21	71,040	67,949
1.125% 7/31/21	270	258
1.125% 8/31/21	68,410	65,225
1.125% 9/30/21	171,290	163,107
1.25% 12/15/18	24,740	24,589
1.25% 1/31/19	14,670	14,560
1.25% 4/30/19	100,760	99,721
1.25% 8/31/19	31,460	31,020
1.25% 1/31/20	825	809
1.25% 3/31/21	112,290	108,307
1.25% 10/31/21	44,670	42,672
1.25% 7/31/23	74,300	68,913
1.375% 2/28/19	98,500	97,796
1.375% 7/31/19	70,270	69,485
1.375% 12/15/19	103,400	101,841
1.375% 1/15/20	298,415	293,601
1.375% 1/31/20	20,920	20,576
1.375% 2/15/20	161,270	158,492
1.375% 2/29/20	49,140	48,276
1.375% 3/31/20	6,630	6,505
1.375% 4/30/20	232,560	227,954
1.375% 8/31/20	78,960	77,085
1.375% 9/15/20	222,260	216,921
1.375% 9/30/20	25,600	24,968
1.375% 10/31/20	5,720	5,573
1.375% 1/31/21	20,530	19,923
1.375% 4/30/21	85,980	83,139
1.375% 5/31/21	64,380	62,169
1.375% 6/30/23	65,070	60,858
1.375% 8/31/23	21,470	20,022
1.375% 9/30/23	79,110	73,684
1.5% 12/31/18	4,060	4,041
1.5% 1/31/19	37,180	36,981
1.5% 2/28/19	32,250	32,060
1.5% 3/31/19	12,800	12,716
1.5% 10/31/19	36,700	36,267
1.5% 11/30/19	51,090	50,449
1.5% 4/15/20	163,720	161,008
1.5% 5/15/20	184,420	181,200
1.5% 5/31/20	39,630	38,912
1.5% 6/15/20	160,530	157,570
1.5% 7/15/20	307,300	301,370
1.5% 8/15/20	15,000	14,700
1.5% 1/31/22	4,370	4,196
1.5% 2/28/23	15,050	14,235
1.5% 3/31/23	90,980	85,973
1.5% 8/15/26	87,340	78,388
1.625% 4/30/19	4,980	4,951
1.625% 7/31/19	130,304	129,291
1.625% 8/31/19	290,380	287,907
1.625% 12/31/19	8,990	8,889
1.625% 3/15/20	151,490	149,478
1.625% 6/30/20	50,460	49,640
1.625% 7/31/20	47,580	46,779
1.625% 10/15/20	199,250	195,483
1.625% 11/30/20	94,780	92,847
1.625% 8/31/22	94,180	90,214
1.625% 4/30/23	47,390	45,000
1.625% 5/31/23	52,030	49,353
1.625% 10/31/23	94,170	88,829
1.625% 2/15/26	50,280	45,904
1.625% 5/15/26	5,610	5,105
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,149
1.75% 11/30/19	117,340	116,359
1.75% 10/31/20	9,960	9,797
1.75% 11/15/20	221,930	218,246
1.75% 12/31/20	71,130	69,857
1.75% 11/30/21	84,370	81,984
1.75% 3/31/22	117,000	113,266
1.75% 5/31/22	79,360	76,651
1.75% 6/30/22	27,300	26,343
1.75% 9/30/22	28,790	27,699
1.75% 1/31/23	25,640	24,582
1.875% 6/30/20	24,290	24,031
1.875% 12/15/20	29,180	28,773
1.875% 11/30/21	81,260	79,359
1.875% 1/31/22	54,860	53,448
1.875% 2/28/22	131,780	128,280
1.875% 3/31/22	132,820	129,178
1.875% 4/30/22	121,810	118,346
1.875% 5/31/22	16,035	15,581
1.875% 7/31/22	139,950	135,620
1.875% 8/31/22	69,670	67,490
1.875% 9/30/22	79,000	76,429
1.875% 10/31/22	27,400	26,493
1.875% 8/31/24	104,100	98,590
2% 11/30/20	31,910	31,575
2% 1/15/21	307,950	304,474
2% 2/28/21	26,380	26,052
2% 5/31/21	40,290	39,695
2% 8/31/21	108,300	106,422
2% 10/31/21	29,700	29,140
2% 12/31/21	65,460	64,130
2% 7/31/22	48,060	46,860
2% 10/31/22	87,440	84,991
2% 11/30/22	148,010	143,807
2% 4/30/24	58,490	55,984
2% 5/31/24	98,730	94,414
2% 6/30/24	97,830	93,481
2% 2/15/25	3,635	3,449
2% 8/15/25	36,140	34,140
2% 11/15/26	153,170	142,855
2.125% 8/31/20	49,753	49,465
2.125% 1/31/21	3,060	3,035
2.125% 6/30/21	7,260	7,176
2.125% 8/15/21	90,750	89,594
2.125% 9/30/21	43,640	43,038
2.125% 12/31/21	15,950	15,703
2.125% 6/30/22	40,770	39,978
2.125% 12/31/22	138,550	135,286
2.125% 11/30/23	116,310	112,657
2.125% 2/29/24	52,620	50,813
2.125% 3/31/24	114,480	110,469
2.125% 7/31/24	52,100	50,124
2.125% 9/30/24	89,850	86,291
2.125% 11/30/24	55,140	52,876
2.125% 5/15/25	58,355	55,727
2.25% 4/30/21	42,310	42,041
2.25% 7/31/21	31,690	31,423
2.25% 12/31/23	2,930	2,854
2.25% 1/31/24	76,020	73,995
2.25% 10/31/24	133,930	129,535
2.25% 11/15/24	85,930	83,060
2.25% 12/31/24	172,650	166,789
2.25% 11/15/25	106,250	101,950
2.25% 2/15/27	130,890	124,346
2.25% 8/15/27	116,540	110,408
2.25% 11/15/27	199,430	188,703
2.375% 1/31/23	42,210	41,677
2.375% 8/15/24	78,790	76,928
2.375% 5/15/27	89,320	85,670
2.5% 8/15/23	97,170	96,217
2.5% 5/15/24	95,500	94,112
2.5% 1/31/25	30,160	29,598
2.625% 8/15/20	141,000	141,887
2.625% 11/15/20	94,180	94,772
2.625% 2/28/23	61,000	60,933
2.75% 11/15/23	102,790	102,991
2.75% 2/15/24	135,610	135,711
2.75% 2/28/25	32,370	32,266
2.75% 2/15/28	42,350	41,922
3.125% 5/15/21	50,876	51,890
3.375% 11/15/19	27,740	28,267
3.5% 5/15/20	81,800	83,867
3.625% 2/15/20	59,600	61,127
3.625% 2/15/21	39,800	41,160

TOTAL U.S. TREASURY OBLIGATIONS		14,809,439

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,482,047)		15,185,292

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 13.5%
12 month U.S. LIBOR + 1.530% 3.253% 11/1/34 (b)(c)	7,079	7,328
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,835	2,970
12 month U.S. LIBOR + 1.880% 3.608% 11/1/34 (b)(c)	509	532
2.5% 3/1/22 to 2/1/47	416,804	407,238
2.5% 3/1/33 (d)	1,400	1,365
3% 4/1/24 to 3/1/48	1,395,642	1,369,520
3% 3/1/33 (d)	10,200	10,156
3% 3/1/48 (d)	4,200	4,070
3.5% 9/1/18 to 3/1/48	1,413,354	1,418,129
3.5% 3/1/33 (d)	3,800	3,864
3.5% 3/1/48 (d)	54,800	54,700
4% 7/1/18 to 10/1/47	881,632	907,018
4% 3/1/33 (d)	1,000	1,024
4% 11/1/41	27	28
4% 3/1/48 (d)	28,500	29,195
4.5% 1/1/19 to 8/1/47	303,369	319,597
4.5% 3/1/48 (d)	22,800	23,881
4.5% 3/1/48 (d)	5,000	5,237
4.5% 3/1/48 (d)	7,000	7,332
5% 12/1/20 to 8/1/47	133,734	143,941
5% 3/1/48 (d)	100	107
5.5% 7/1/23 to 5/1/44	100,311	110,163
5.5% 5/1/44 (d)	8,904	9,787
6% 2/1/23 to 7/1/41	37,486	41,769
6.5% 3/1/22 to 6/1/40	14,267	16,033
4% 8/1/20	500	512

TOTAL FANNIE MAE		4,895,496

Freddie Mac - 6.6%
12 month U.S. LIBOR + 1.915% 3.665% 9/1/37 (b)(c)	672	695
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.627% 3/1/36 (b)(c)	3,947	4,068
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.483% 12/1/35 (b)(c)	2,982	3,139
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.192% 3/1/35 (b)(c)	1,376	1,452
2.5% 1/1/22 to 10/1/32	206,901	202,639
3% 3/1/27 to 2/1/48	795,247	778,220
3% 8/1/47	991	960
3.5% 9/1/25 to 12/1/47	768,276	771,070
3.5% 8/1/47	2,087	2,087
3.5% 9/1/47	495	495
3.5% 9/1/47	31,945	32,021
4% 4/1/25 to 10/1/47	411,323	422,992
4.5% 6/1/25 to 9/1/47	113,026	119,181
5% 4/1/23 to 9/1/40	38,103	41,242
5.5% 5/1/23 to 6/1/41	36,949	40,619
6% 4/1/32 to 8/1/37	1,096	1,223
6.5% 8/1/36 to 12/1/37	249	280

TOTAL FREDDIE MAC		2,422,383

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	92	89
Ginnie Mae - 8.1%
3.5% 10/15/40 to 10/20/47	1,157,052	1,167,676
4% 1/15/25 to 7/20/47	504,383	520,924
5% 7/15/38 to 12/20/47	78,438	84,588
2.5% 10/20/42 to 11/20/47	26,415	25,111
3% 4/15/42 to 2/20/48	822,938	807,125
3% 3/1/48 (d)	7,700	7,529
3.5% 3/1/48 (d)	34,100	34,296
4% 3/1/48 (d)	13,800	14,159
4.5% 3/20/33 to 3/20/47	182,830	191,761
4.5% 3/1/48 (d)	7,600	7,905
4.5% 3/1/48 (d)	12,700	13,210
4.5% 3/1/48 (d)	3,400	3,536
4.5% 4/1/48 (d)	20,300	21,090
5% 3/1/48 (d)	200	210
5.5% 10/20/32 to 7/20/47	28,699	31,428
6% 5/20/34 to 12/15/40	9,988	11,282
6.5% 8/20/36 to 1/15/39	1,926	2,196

TOTAL GINNIE MAE		2,944,026

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,520,841)		10,261,994

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,520
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,322
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,778
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,008
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,669
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,840
2.19% 11/20/23	5,680	5,554
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,631
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,744
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	164	164
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,905
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,384
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,927
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	741	741
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,051
TOTAL ASSET-BACKED SECURITIES
(Cost $102,669)		101,737

Commercial Mortgage Securities - 1.6%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,083
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,972
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	11,976
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	14,140	14,555
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	18,931
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	11,078
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,618
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,179
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,730
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,896
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	19,540
Series K034 Class A2, 3.531% 7/25/23	9,000	9,218
Series K057 Class A2, 2.57% 7/25/26	5,660	5,397
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,562
Series K013 Class A2, 3.974% 1/25/21	11,575	11,947
Series K020 Class A2, 2.373% 5/25/22	10,400	10,206
Series K036 Class A2, 3.527% 10/25/23	8,975	9,187
Series K046 Class A2, 3.205% 3/25/25	33,300	33,374
Series K053 Class A2, 2.995% 12/25/25	7,111	7,024
Series K056 Class A2, 2.5382% 5/25/26	20,750	19,737
Series K062 Class A1, 3.032% 9/25/26	21,265	21,167
Series K064 Class A2, 3.224% 3/25/27	17,250	17,185
Series K068 Class A2, 3.244% 8/25/27	8,060	8,028
Series K730 Class A2, 3.59% 1/25/25 (d)	38,680	39,746
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,149
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,407
Series 2014-C21 Class A5, 3.7748% 8/15/47	18,530	18,982
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,858
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,365	20,652
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,080
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,383
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,656
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,588
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	18,892	19,736
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,799
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,059
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,555
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	9,922
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,640
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $585,495)		571,802

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,858
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,563
California Gen. Oblig. 7.55% 4/1/39	15,000	22,585
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,812
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,391
Series 2011, 5.877% 3/1/19	9,700	9,935
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,185
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,822
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,359
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,353
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,896
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,858
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,055
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,301
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,070
Series 2010 164, 5.647% 11/1/40	5,210	6,559
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,046
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,831
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,477
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,261
Series 2015 AP, 3.931% 5/15/45	3,740	3,780
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,595
TOTAL MUNICIPAL SECURITIES
(Cost $171,142)		189,592

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 1.9% 12/6/19	$9,500	$9,392
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,166
Canadian Government:
1.125% 3/19/18	6,640	6,637
2% 11/15/22	4,730	4,573
Chilean Republic:
3.125% 1/21/26	1,000	984
3.25% 9/14/21	9,000	9,054
3.35% 2/2/28	2,800	2,706
3.86% 6/21/47	3,000	2,850
Colombian Republic:
2.625% 3/15/23	7,575	7,223
4% 2/26/24	4,825	4,849
4.5% 1/28/26	1,000	1,029
5% 6/15/45	8,640	8,597
5.625% 2/26/44	7,775	8,389
6.125% 1/18/41	4,750	5,410
7.375% 3/18/19	3,450	3,605
Export Development Canada 1.5% 10/3/18	1,700	1,694
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,022
Hungarian Republic 5.75% 11/22/23	18,900	20,937
Israeli State 4% 6/30/22	7,000	7,243
Italian Republic 6.875% 9/27/23	6,000	6,985
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,519
3% 6/30/25	2,400	2,409
KfW:
1.5% 4/20/20	2,825	2,766
1.875% 4/1/19	16,930	16,862
2.125% 1/17/23	12,000	11,609
2.75% 10/1/20	4,175	4,195
4% 1/27/20	3,000	3,088
4.875% 6/17/19	25,000	25,818
Korean Republic 7.125% 4/16/19	6,650	6,971
Manitoba Province:
2.1% 9/6/22	1,900	1,827
2.125% 5/4/22	4,000	3,872
3.05% 5/14/24	1,500	1,491
New Brunswick Province 2.75% 6/15/18	4,350	4,359
Ontario Province:
2.25% 5/18/22	5,820	5,660
2.4% 2/8/22	5,210	5,110
2.5% 4/27/26	5,000	4,739
4% 10/7/19	15,000	15,352
Panamanian Republic:
3.75% 3/16/25	3,800	3,842
3.875% 3/17/28	9,600	9,686
4% 9/22/24	4,800	4,944
4.3% 4/29/53	5,675	5,596
5.2% 1/30/20	1,800	1,881
Peruvian Republic:
4.125% 8/25/27	2,800	2,901
5.625% 11/18/50	7,150	8,544
6.55% 3/14/37	3,075	3,968
7.125% 3/30/19	1,900	1,991
Philippine Republic:
3.95% 1/20/40	8,100	7,922
4.2% 1/21/24	4,765	4,965
6.375% 10/23/34	10,375	13,180
6.5% 1/20/20	6,144	6,536
Polish Government:
3.25% 4/6/26	6,600	6,511
4% 1/22/24	4,550	4,710
5% 3/23/22	14,500	15,492
Province of British Columbia 2.25% 6/2/26	3,770	3,513
Province of Quebec:
2.375% 1/31/22	3,800	3,726
2.75% 8/25/21	20,000	19,945
2.75% 4/12/27	4,750	4,565
2.875% 10/16/24	2,075	2,042
Quebec Province 2.5% 4/20/26	5,660	5,374
Ukraine Government 1.471% 9/29/21	10,300	9,900
United Mexican States:
3.5% 1/21/21	7,400	7,537
3.625% 3/15/22	3,000	3,045
3.75% 1/11/28	9,000	8,622
4% 10/2/23	18,750	19,106
4.125% 1/21/26	3,200	3,229
4.35% 1/15/47	14,410	13,055
4.6% 1/23/46	5,800	5,417
4.6% 2/10/48	4,750	4,458
4.75% 3/8/44	9,700	9,336
5.55% 1/21/45	3,916	4,186
6.05% 1/11/40	4,800	5,400
Uruguay Republic:
4.125% 11/20/45	4,750	4,477
4.375% 10/27/27	12,250	12,629
4.5% 8/14/24	3,625	3,828
5.1% 6/18/50	5,755	5,977
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $535,431)		531,028

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,900
1.25% 7/26/21	9,390	8,963
1.625% 10/2/18	2,800	2,792
2.375% 9/23/21	2,900	2,872
Asian Development Bank:
1.125% 6/5/18	7,290	7,276
1.5% 1/22/20	4,750	4,671
1.75% 9/13/22	14,272	13,646
1.875% 4/12/19	12,000	11,947
1.875% 2/18/22	2,000	1,938
2% 4/24/26	6,300	5,852
2.125% 11/24/21	4,825	4,731
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,533
1.75% 6/14/19	4,700	4,669
1.75% 11/26/19	2,875	2,845
2.125% 3/7/22	4,690	4,581
European Investment Bank:
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,545
1.375% 6/15/20	2,725	2,656
1.375% 9/15/21	17,570	16,798
1.625% 12/18/18	30,900	30,775
1.625% 6/15/21	7,000	6,773
1.75% 6/17/19	8,625	8,565
1.875% 3/15/19	3,000	2,989
1.875% 2/10/25	3,000	2,792
2% 3/15/21	4,770	4,682
2% 12/15/22	14,167	13,648
2.125% 10/15/21	2,840	2,785
2.25% 3/15/22	15,900	15,594
2.25% 8/15/22	1,880	1,835
2.375% 6/15/22	14,000	13,770
2.375% 5/24/27	4,000	3,788
2.5% 4/15/21	4,650	4,632
2.5% 10/15/24	5,725	5,568
2.875% 9/15/20	9,000	9,075
3.25% 1/29/24	2,000	2,034
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,362
1.75% 9/14/22	6,150	5,887
2.125% 1/15/25	1,830	1,742
3% 10/4/23	3,575	3,601
3.875% 9/17/19	5,000	5,116
4.375% 1/24/44	4,000	4,618
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,586
1.125% 8/10/20	19,800	19,161
1.375% 9/20/21	5,230	5,005
1.625% 3/9/21	6,000	5,835
1.625% 2/10/22	3,900	3,742
1.75% 4/19/23	6,700	6,355
1.875% 10/7/19	3,825	3,798
1.875% 10/7/22	17,000	16,338
1.875% 10/27/26	4,760	4,343
2.25% 6/24/21	16,075	15,879
2.5% 11/25/24	5,700	5,542
2.5% 7/29/25	3,790	3,669
International Finance Corp.:
1.125% 7/20/21	6,550	6,229
1.625% 7/16/20	2,870	2,814
1.75% 9/16/19	11,350	11,248
Nordic Investment Bank 1.125% 2/25/19	6,600	6,527
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $400,338)		393,121

Bank Notes - 0.0%
Bank of America NA 6% 10/15/36	2,419	2,980
KeyBank NA 2.5% 12/15/19	4,000	3,979
PNC Bank NA 2.4% 10/18/19	4,750	4,719
Regions Bank 7.5% 5/15/18	2,000	2,021
UBS AG Stamford Branch 5.75% 4/25/18	830	834
TOTAL BANK NOTES
(Cost $14,124)		14,533
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.41% (e)
(Cost $179,472)	179,436,525	179,472
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $37,199,553)		36,625,754
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(291,922)
NET ASSETS - 100%		$36,333,832

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 3/1/48
(Proceeds $21,098)	$(20,300)	$(21,115)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,095,000 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,271
Total	$1,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$9,197,183	$--	$9,197,183	$--
U.S. Government and Government Agency Obligations	15,185,292	--	15,185,292	--
U.S. Government Agency - Mortgage Securities	10,261,994	--	10,261,994	--
Asset-Backed Securities	101,737	--	101,737	--
Commercial Mortgage Securities	571,802	--	571,802	--
Municipal Securities	189,592	--	189,592	--
Foreign Government and Government Agency Obligations	531,028	--	531,028	--
Supranational Obligations	393,121	--	393,121	--
Bank Notes	14,533	--	14,533	--
Money Market Funds	179,472	179,472	--	--
Total Investments in Securities:	$36,625,754	$179,472	$36,446,282	$--
Other Financial Instruments:
TBA Sale Commitments	$(21,115)	$--	$(21,115)	$--
Total Other Financial Instruments:	$(21,115)	$--	$(21,115)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $37,020,081)	$36,446,282
Fidelity Central Funds (cost $179,472)	179,472
Total Investment in Securities (cost $37,199,553)		$36,625,754
Cash		660
Receivable for investments sold		140,746
Receivable for TBA sale commitments		21,098
Receivable for fund shares sold		35,370
Interest receivable		186,722
Distributions receivable from Fidelity Central Funds		147
Other receivables		231
Total assets		37,010,728
Liabilities
Payable for investments purchased
Regular delivery	$295,055
Delayed delivery	292,535
TBA sale commitments, at value	21,115
Payable for fund shares redeemed	51,079
Distributions payable	15,911
Accrued management fee	756
Other affiliated payables	213
Other payables and accrued expenses	232
Total liabilities		676,896
Net Assets		$36,333,832
Net Assets consist of:
Paid in capital		$36,920,237
Undistributed net investment income		17,930
Accumulated undistributed net realized gain (loss) on investments		(30,519)
Net unrealized appreciation (depreciation) on investments		(573,816)
Net Assets		$36,333,832
Investor Class:
Net Asset Value, offering price and redemption price per share ($311,085 ÷ 27,530 shares)		$11.30
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,929,189 ÷ 790,417 shares)		$11.30
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,129,251 ÷ 365,515 shares)		$11.30
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($17,731,569 ÷ 1,569,637 shares)		$11.30
Class F:
Net Asset Value, offering price and redemption price per share ($5,232,738 ÷ 463,210 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$442,648
Income from Fidelity Central Funds		1,271
Total income		443,919
Expenses
Management fee	$4,276
Transfer agent fees	1,288
Independent trustees' fees and expenses	64
Miscellaneous	48
Total expenses before reductions	5,676
Expense reductions	(3)	5,673
Net investment income (loss)		438,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,436
Total net realized gain (loss)		2,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,242,945)
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		(1,242,943)
Net gain (loss)		(1,240,507)
Net increase (decrease) in net assets resulting from operations		$(802,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$438,246	$719,313
Net realized gain (loss)	2,436	1,389
Change in net unrealized appreciation (depreciation)	(1,242,943)	(492,820)
Net increase (decrease) in net assets resulting from operations	(802,261)	227,882
Distributions to shareholders from net investment income	(441,951)	(707,986)
Distributions to shareholders from net realized gain	(20,168)	(6,944)
Total distributions	(462,119)	(714,930)
Share transactions - net increase (decrease)	4,696,050	7,703,646
Total increase (decrease) in net assets	3,431,670	7,216,598
Net Assets
Beginning of period	32,902,162	25,685,564
End of period	$36,333,832	$32,902,162
Other Information
Undistributed net investment income end of period	$17,930	$21,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.140	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.402)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	(.262)	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.141)	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.148)	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.30	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB,C	(2.26)%	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.14%F	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.14%F	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.14%F	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.44%F	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$311	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.145	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.402)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	(.257)	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.146)	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.153)	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%F	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.54%F	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,929	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.402)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	(.256)	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.147)	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.55%F	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,129	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.402)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$17,732	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.402)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$5,233	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investing manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$336,034
Gross unrealized depreciation	(896,415)
Net unrealized appreciation (depreciation)	$(560,381)
Tax cost	$37,186,135

The Fund elected to defer to its next fiscal year approximately $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,522,793 and $454,482, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$184
Premium Class	901
Institutional Class	203
$1,288

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $532.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Investor Class	$3,908	$9,080
Premium Class	114,000	207,464
Institutional Class	51,636	94,435
Institutional Premium Class	211,272	304,666
Class F	61,135	92,341
Total	$441,951	$707,986
From net realized gain
Investor Class	$197	$108
Premium Class	5,410	2,163
Institutional Class	2,492	995
Institutional Premium Class	9,336	2,769
Class F	2,733	909
Total	$20,168	$6,944

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Investor Class
Shares sold	9,265	26,655	$107,052	$309,794
Reinvestment of distributions	342	724	3,936	8,413
Shares redeemed	(10,551)	(36,966)	(121,906)	(429,424)
Net increase (decrease)	(944)	(9,587)	$(10,918)	$(111,217)
Premium Class
Shares sold	143,219	292,880	$1,652,598	$3,404,153
Reinvestment of distributions	9,788	17,088	112,793	198,513
Shares redeemed	(128,834)	(238,163)	(1,485,579)	(2,760,693)
Net increase (decrease)	24,173	71,805	$279,812	$841,973
Institutional Class
Shares sold	94,560	137,818	$1,090,067	$1,600,642
Reinvestment of distributions	4,649	8,184	53,575	95,075
Shares redeemed	(78,410)	(122,442)	(905,750)	(1,418,561)
Net increase (decrease)	20,799	23,560	$237,892	$277,156
Institutional Premium Class
Shares sold	384,303	608,892	$4,432,542	$7,067,151
Reinvestment of distributions	11,743	19,755	135,284	229,483
Shares redeemed	(122,781)	(150,534)	(1,408,784)	(1,745,549)
Net increase (decrease)	273,265	478,113	$3,159,042	$5,551,085
Class F
Shares sold	91,416	112,532	$1,054,765	$1,303,276
Reinvestment of distributions	5,546	8,028	63,868	93,250
Shares redeemed	(7,712)	(21,808)	(88,411)	(251,877)
Net increase (decrease)	89,250	98,752	$1,030,222	$1,144,649

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.14%
Actual		$1,000.00	$977.40	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70
Premium Class	.05%
Actual		$1,000.00	$977.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity U.S. Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.03% to 0.025%.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.04% (0.035% effective August 1, 2017); Institutional Premium Class: 0.03% (0.025% effective August 1, 2017); Investor Class: 0.15% (0.14% effective August 1, 2017); Premium Class: 0.05% (0.045% effective August 1, 2017); and Class F: 0.03% (0.025% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UBI-SANN-0418
1.536707.120

Fidelity® U.S. Bond Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	70.6%
AAA	3.8%
AA	3.0%
A	9.6%
BBB	12.1%
BB and Below	0.9%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	25.3%
U.S. Government and U.S. Government Agency Obligations	70.6%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.5%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 7.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,625
1.7% 9/9/21	4,500	4,312
2.125% 10/10/18	6,550	6,538
2.15% 3/13/20	8,550	8,443
2.25% 8/15/19	7,650	7,608
2.3% 9/9/26	5,000	4,594
Ford Motor Co. 4.75% 1/15/43	7,650	7,061
General Motors Co.:
5.2% 4/1/45	4,270	4,212
6.6% 4/1/36	5,840	6,788
6.75% 4/1/46	7,155	8,452
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,640
3.25% 1/5/23	7,200	7,050
3.85% 1/5/28	7,000	6,650
4% 1/15/25	6,170	6,117
4% 10/6/26	3,680	3,599
4.3% 7/13/25	12,400	12,433
4.375% 9/25/21	9,190	9,454
		117,576
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,084
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	1,623	1,629
2.9% 2/21/21	4,750	4,731
3.75% 8/21/28	4,650	4,600
4.3% 2/21/48	4,970	4,970
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,540
3.959% 7/1/38	4,725	4,947
Northwestern University 4.643% 12/1/44	3,350	3,810
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,379
3.619% 10/1/37	1,000	990
Rice University 3.774% 5/15/55	1,900	1,867
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,291
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,108
University of Southern California 5.25% 10/1/2111	2,000	2,364
		43,310
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,297
3.7% 1/30/26	16,870	16,923
4.875% 12/9/45	5,430	5,881
5.35% 3/1/18	2,317	2,317
6.3% 3/1/38	7,045	9,060
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,767
Starbucks Corp.:
2.45% 6/15/26	10,000	9,312
3.85% 10/1/23	1,875	1,951
		50,508
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,274
3.15% 8/22/27 (a)	10,460	10,083
3.875% 8/22/37 (a)	5,060	5,040
4.05% 8/22/47 (a)	12,940	12,870
4.25% 8/22/57 (a)	6,640	6,623
4.8% 12/5/34	6,000	6,645
		47,535
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,060
5.4% 10/1/43	3,875	4,500
5.65% 8/15/20	1,000	1,065
6.15% 3/1/37	3,955	4,884
6.15% 2/15/41	10,500	13,238
6.9% 3/1/19	2,110	2,196
6.9% 8/15/39	2,000	2,696
7.75% 12/1/45	3,160	4,803
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,349
CBS Corp.:
3.375% 2/15/28	10,550	9,873
4% 1/15/26	6,000	5,985
4.6% 1/15/45	7,300	7,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,538
4.908% 7/23/25	7,980	8,218
6.384% 10/23/35	13,450	15,186
6.484% 10/23/45	4,690	5,283
Comcast Corp.:
1.625% 1/15/22	10,500	9,959
2.35% 1/15/27	23,800	21,376
3.125% 7/15/22	3,000	2,995
3.15% 3/1/26	5,000	4,822
3.3% 2/1/27	11,910	11,502
3.375% 8/15/25	13,700	13,485
3.969% 11/1/47	5,200	4,857
4.65% 7/15/42	9,000	9,292
4.75% 3/1/44	5,400	5,750
5.7% 5/15/18	2,940	2,960
5.7% 7/1/19	8,500	8,839
6.4% 3/1/40	1,000	1,278
6.55% 7/1/39	3,000	3,886
6.95% 8/15/37	6,700	8,958
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,287
4.875% 4/1/43	4,900	4,673
5.05% 6/1/20	3,200	3,336
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,838
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,937
6.75% 7/1/18	1,162	1,178
7.3% 7/1/38	4,000	4,797
8.75% 2/14/19	2,368	2,495
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,983
3.55% 6/1/24	3,000	2,972
3.6% 7/15/25	6,340	6,160
3.8% 2/15/27	9,000	8,710
4% 1/15/22	1,000	1,026
4.65% 6/1/44	3,000	2,910
4.85% 7/15/45	3,000	2,998
Viacom, Inc.:
4.25% 9/1/23	7,775	7,975
4.375% 3/15/43	2,635	2,369
5.625% 9/15/19	1,000	1,041
Walt Disney Co.:
1.85% 5/30/19	1,500	1,491
1.85% 7/30/26	5,110	4,531
2.3% 2/12/21	4,740	4,676
2.55% 2/15/22	2,810	2,768
3% 7/30/46	4,500	3,822
3.15% 9/17/25	9,470	9,370
4.125% 6/1/44	5,700	5,914
5.5% 3/15/19	2,000	2,059
		326,281
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,231
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,441
4.3% 2/15/43	4,750	3,816
Nordstrom, Inc.:
4% 3/15/27	4,510	4,404
5% 1/15/44	2,000	1,929
Target Corp.:
3.875% 7/15/20	3,000	3,088
4% 7/1/42	7,000	6,863
		32,772
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,877
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,762
3.25% 4/15/25	4,000	3,858
3.7% 4/15/22	5,500	5,585
3.75% 6/1/27	5,804	5,688
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,002
3% 4/1/26	10,030	9,728
3.75% 2/15/24	6,725	6,937
3.9% 6/15/47	3,400	3,349
4.2% 4/1/43	1,575	1,613
4.25% 4/1/46	3,280	3,396
4.875% 2/15/44	2,875	3,234
5.875% 12/16/36	10,400	13,283
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,233
4.05% 5/3/47	8,000	7,834
4.625% 4/15/20	2,000	2,064
4.65% 4/15/42	6,500	6,940
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,893
		92,276
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,063

TOTAL CONSUMER DISCRETIONARY		714,321

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,740
2.65% 2/1/21	19,340	19,160
3.3% 2/1/23	10,250	10,206
3.65% 2/1/26	60,530	59,984
4.625% 2/1/44	5,750	5,922
4.7% 2/1/36	4,870	5,118
4.9% 2/1/46	18,180	19,383
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,479
3.75% 1/15/22	8,000	8,160
4.439% 10/6/48	7,394	7,366
5.375% 1/15/20	1,500	1,570
8.2% 1/15/39	2,800	4,203
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,698
3.7% 12/6/26	7,550	7,482
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,805
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,723
3% 7/15/26	17,400	16,258
4.2% 7/15/46	13,230	12,402
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,830
2.25% 5/2/22	12,000	11,662
2.375% 10/6/26	6,750	6,218
3% 10/15/27	18,210	17,515
3.6% 8/13/42	3,000	2,794
4.25% 10/22/44	6,000	6,250
4.45% 4/14/46	800	851
4.875% 11/1/40	2,300	2,601
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,830
2.875% 10/27/25	9,580	9,312
3.15% 11/15/20	3,700	3,744
		282,266
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,836
CVS Health Corp.:
2.25% 8/12/19	3,750	3,718
2.8% 7/20/20	8,400	8,341
2.875% 6/1/26	7,500	6,838
3.875% 7/20/25	4,660	4,604
4.875% 7/20/35	3,100	3,220
5.125% 7/20/45	8,810	9,190
5.3% 12/5/43	4,391	4,715
Kroger Co.:
2.65% 10/15/26	2,850	2,576
3.5% 2/1/26	4,000	3,888
5.15% 8/1/43	2,725	2,814
Sysco Corp.:
3.3% 7/15/26	3,280	3,187
3.75% 10/1/25	5,700	5,756
Walgreen Co. 3.1% 9/15/22	2,850	2,801
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,734
4.65% 6/1/46	5,500	5,350
Walmart, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,197
4.3% 4/22/44	6,000	6,470
5.625% 4/1/40	2,000	2,555
5.625% 4/15/41	4,600	5,940
6.5% 8/15/37	8,275	11,475
		131,097
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,582
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,755
General Mills, Inc.:
2.2% 10/21/19	7,000	6,938
5.65% 2/15/19	13,501	13,871
H.J. Heinz Co.:
3% 6/1/26	13,000	11,942
4.375% 6/1/46	1,830	1,662
5% 7/15/35	3,500	3,640
5.2% 7/15/45	5,180	5,277
Kellogg Co.:
3.125% 5/17/22	1,875	1,874
3.25% 5/21/18	2,800	2,805
3.25% 4/1/26	3,720	3,548
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,668
5% 6/4/42	2,825	2,812
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,664
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,701
Unilever Capital Corp.:
2% 7/28/26	2,000	1,791
2.2% 3/6/19	7,475	7,453
3.1% 7/30/25	2,900	2,845
		104,828
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,265
2.4% 3/1/22	5,200	5,079
2.4% 6/1/23	8,000	7,716
3.2% 7/30/46	2,500	2,189
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,967
2.3% 2/6/22	4,700	4,611
2.85% 8/11/27	4,500	4,286
3.1% 8/15/23	10,000	10,031
		46,144
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,081
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,882
4.25% 8/9/42	9,780	9,672
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,229
3.222% 8/15/24 (a)	10,300	9,921
3.557% 8/15/27 (a)	9,500	9,081
4.54% 8/15/47 (a)	11,340	11,030
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,502
2.125% 5/10/23	3,100	2,927
2.75% 2/25/26	3,750	3,539
3.875% 8/21/42	4,825	4,528
4.5% 3/26/20	2,000	2,068
4.875% 11/15/43	6,000	6,508
5.65% 5/16/18	6,789	6,837
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,268
4.85% 9/15/23	1,800	1,924
5.85% 8/15/45	4,240	4,911
7.25% 6/15/37	7,220	9,517
		122,222

TOTAL CONSUMER STAPLES		696,638

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	2,214
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,571
Halliburton Co.:
3.8% 11/15/25	10,380	10,374
5% 11/15/45	7,540	8,151
7.45% 9/15/39	1,500	2,057
		26,367
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,895
4.85% 3/15/21	10,145	10,586
6.2% 3/15/40	2,000	2,350
6.45% 9/15/36	2,675	3,187
6.6% 3/15/46	4,650	5,797
Apache Corp. 5.1% 9/1/40	3,000	3,076
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,905
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,772
2.315% 2/13/20	1,800	1,785
2.5% 11/6/22	3,000	2,916
2.521% 1/15/20	6,000	5,975
3.017% 1/16/27	9,500	9,056
3.062% 3/17/22	3,750	3,742
3.245% 5/6/22	7,750	7,791
3.279% 9/19/27	12,740	12,301
4.5% 10/1/20	2,000	2,078
4.75% 3/10/19	1,000	1,023
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,865
4.95% 6/1/47	6,400	6,638
6.25% 3/15/38	6,850	8,257
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,648
3.8% 9/15/23	1,750	1,738
4.25% 4/15/27	9,500	9,284
5.4% 6/15/47	9,400	9,414
6.75% 11/15/39	2,000	2,293
Chevron Corp.:
1.718% 6/24/18	7,525	7,515
1.961% 3/3/20	8,625	8,510
2.1% 5/16/21	13,750	13,432
2.193% 11/15/19	11,400	11,336
2.954% 5/16/26	11,000	10,552
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,054
4.5% 6/1/25	3,325	3,412
ConocoPhillips Co.:
3.35% 5/15/25	6,810	6,741
4.95% 3/15/26	24,550	26,668
5.95% 3/15/46	6,000	7,566
6.5% 2/1/39	7,529	9,846
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,681
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,960
5% 6/15/45	3,500	3,666
5.6% 7/15/41	2,875	3,214
Ecopetrol SA:
5.375% 6/26/26	4,740	5,005
5.875% 5/28/45	3,800	3,811
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,912
6.5% 4/15/18	1,000	1,005
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,779
5.5% 12/1/46	14,490	16,311
Encana Corp.:
3.9% 11/15/21	4,900	4,987
6.5% 2/1/38	5,000	6,075
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,438
4.15% 10/1/20	4,500	4,590
5.15% 3/15/45	8,000	7,542
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,767
3.95% 2/15/27	25,880	26,171
4.05% 2/15/22	9,325	9,591
4.85% 8/15/42	2,500	2,605
4.85% 3/15/44	5,000	5,209
4.9% 5/15/46	4,280	4,499
5.7% 2/15/42	2,000	2,314
6.65% 4/15/18	2,000	2,010
7.55% 4/15/38	2,000	2,701
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,777
5.625% 6/1/19	1,000	1,034
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,861
3.043% 3/1/26	8,330	8,141
3.567% 3/6/45	6,650	6,308
Hess Corp.:
3.5% 7/15/24	3,800	3,694
5.6% 2/15/41	3,400	3,505
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,419
3.45% 2/15/23	12,200	12,079
3.5% 9/1/23	2,000	1,970
3.95% 9/1/22	7,000	7,101
5% 3/1/43	1,000	976
5.5% 3/1/44	6,997	7,221
5.625% 9/1/41	1,000	1,037
6.55% 9/15/40	3,000	3,460
Kinder Morgan, Inc.:
5.2% 3/1/48	4,000	4,017
5.3% 12/1/34	8,550	8,823
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,297
5% 3/1/26	3,000	3,234
6.55% 7/15/19	4,592	4,817
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,937
5.2% 6/1/45	5,000	5,282
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,059
6.5% 3/1/41	1,000	1,203
MPLX LP:
4.125% 3/1/27	9,450	9,371
4.7% 4/15/48	7,300	7,029
5.2% 3/1/47	6,120	6,294
Nexen, Inc. 5.875% 3/10/35	3,710	4,316
Noble Energy, Inc. 4.95% 8/15/47	13,800	14,167
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,882
3.125% 2/15/22	2,000	2,004
3.4% 4/15/26	3,400	3,353
4.1% 2/15/47	2,820	2,740
4.4% 4/15/46	5,100	5,197
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,011
3.375% 10/1/22	5,000	4,978
ONEOK, Inc. 4.95% 7/13/47	5,850	5,935
Petro-Canada 6.8% 5/15/38	8,445	11,191
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,476
4.625% 9/21/23	10,420	10,473
4.875% 1/24/22	18,010	18,468
5.35% 2/12/28 (a)	9,680	9,515
5.5% 6/27/44	2,748	2,462
5.625% 1/23/46	5,680	5,086
6.35% 2/12/48 (a)	8,800	8,579
6.375% 1/23/45	10,400	10,088
6.5% 3/13/27 (a)	11,320	12,100
6.5% 3/13/27 (a)	5,700	6,093
6.75% 9/21/47	5,486	5,579
6.75% 9/21/47 (a)	7,750	7,881
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,048
5.875% 5/1/42	9,500	11,299
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,874
4.65% 10/15/25	12,250	12,352
4.9% 2/15/45	1,900	1,763
5.75% 1/15/20	1,000	1,046
6.65% 1/15/37	2,795	3,176
Shell International Finance BV:
1.75% 9/12/21	6,500	6,228
2.125% 5/11/20	8,300	8,197
2.375% 8/21/22	3,000	2,919
3.25% 5/11/25	4,160	4,109
4% 5/10/46	4,000	3,960
4.375% 5/11/45	13,300	13,974
6.375% 12/15/38	4,200	5,548
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,090
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,884
3.375% 10/15/26	16,310	15,532
4.75% 3/15/24	4,825	5,082
Statoil ASA:
2.25% 11/8/19	8,000	7,947
3.7% 3/1/24	3,650	3,734
5.1% 8/17/40	2,000	2,307
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,800
6.85% 6/1/39	2,000	2,695
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,192
5.3% 4/1/44	5,800	5,628
5.4% 10/1/47	5,500	5,377
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,718
5.75% 6/24/44	1,900	2,019
Total Capital International SA:
2.1% 6/19/19	4,275	4,248
2.7% 1/25/23	1,900	1,860
2.75% 6/19/21	6,000	5,974
2.875% 2/17/22	4,175	4,144
3.75% 4/10/24	2,000	2,054
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,863
4.875% 1/15/26	5,000	5,430
6.1% 6/1/40	6,700	8,292
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,600
Valero Energy Corp. 6.625% 6/15/37	5,420	6,724
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,369
4% 7/1/22	3,000	3,016
4.5% 3/1/28	7,000	7,044
5.3% 3/1/48	7,000	6,998
Williams Partners LP:
3.35% 8/15/22	2,800	2,773
3.75% 6/15/27	23,360	22,579
3.9% 1/15/25	3,525	3,499
		938,332

TOTAL ENERGY		964,699

FINANCIALS - 8.2%
Banks - 4.5%
Asian Development Bank:
2.25% 1/20/21	2,948	2,921
2.5% 11/2/27	6,700	6,392
2.625% 1/12/27	6,500	6,297
2.75% 1/19/28	4,900	4,789
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,734
Bank of America Corp.:
2.503% 10/21/22	9,000	8,693
2.6% 1/15/19	545	545
2.625% 4/19/21	7,000	6,899
2.65% 4/1/19	17,925	17,934
3.004% 12/20/23 (a)(b)	10,595	10,367
3.248% 10/21/27	3,750	3,565
3.366% 1/23/26 (b)	10,600	10,354
3.419% 12/20/28 (a)(b)	18,125	17,354
3.593% 7/21/28 (b)	11,100	10,797
3.705% 4/24/28 (b)	8,800	8,637
4% 4/1/24	4,864	4,990
4% 1/22/25	6,000	6,027
4.1% 7/24/23	7,000	7,237
4.183% 11/25/27	5,150	5,148
4.2% 8/26/24	8,500	8,670
4.25% 10/22/26	4,000	4,039
4.443% 1/20/48 (b)	15,250	15,834
4.45% 3/3/26	13,000	13,292
5% 1/21/44	5,370	6,032
Bank of Montreal 2.375% 1/25/19	3,700	3,695
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,041
4.5% 12/16/25	15,880	16,227
Barclays PLC:
2.75% 11/8/19	10,000	9,940
3.25% 1/12/21	7,500	7,447
4.337% 1/10/28	5,600	5,551
4.375% 1/12/26	5,000	5,005
4.836% 5/9/28	9,600	9,456
4.95% 1/10/47	6,000	6,170
5.25% 8/17/45	5,600	6,006
BB&T Corp.:
2.05% 6/19/18	1,900	1,899
2.75% 4/1/22	8,870	8,744
Bnp Paribas Mtn Be 2.375% 5/21/20	11,600	11,460
BNP Paribas SA 2.7% 8/20/18	4,900	4,913
BPCE SA:
2.25% 1/27/20	4,000	3,943
2.5% 7/15/19	12,100	12,043
4% 4/15/24	2,000	2,040
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,033
Capital One NA:
2.25% 9/13/21	9,000	8,675
2.4% 9/5/19	7,000	6,949
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	11,250	10,842
2.35% 8/2/21	21,100	20,554
2.5% 9/26/18	750	750
2.5% 7/29/19	7,400	7,373
2.55% 4/8/19	3,700	3,695
2.75% 4/25/22	14,590	14,280
3.668% 7/24/28 (b)	7,580	7,415
3.7% 1/12/26	11,130	11,057
3.887% 1/10/28 (b)	4,500	4,480
4.125% 7/25/28	15,440	15,329
4.4% 6/10/25	4,000	4,106
4.6% 3/9/26	6,000	6,196
4.75% 5/18/46	7,870	8,051
5.3% 5/6/44	2,000	2,208
5.5% 9/13/25	5,000	5,469
5.875% 1/30/42	1,675	2,078
8.125% 7/15/39	8,000	12,127
Citizens Bank NA 2.65% 5/26/22	20,380	19,824
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,252
4.3% 12/3/25	1,891	1,923
Comerica, Inc. 3.8% 7/22/26	3,650	3,607
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,460
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,802
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,660
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,651
3.8% 6/9/23	20,000	20,125
4.55% 4/17/26	8,500	8,813
4.875% 5/15/45	5,000	5,287
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,983
3.625% 9/9/24	3,425	3,416
Discover Bank:
3.45% 7/27/26	12,750	12,078
4.2% 8/8/23	7,000	7,190
European Investment Bank 2.5% 3/15/23	21,000	20,646
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,196
5% 4/11/22	6,170	6,533
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,274
3.5% 3/15/22	1,650	1,664
4.5% 6/1/18	824	829
8.25% 3/1/38	2,079	3,020
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,845
3.4% 3/8/21	10,600	10,672
3.9% 5/25/26	11,000	11,009
4.25% 8/18/25	5,600	5,580
4.375% 11/23/26	28,700	28,829
4.875% 1/14/22	10,100	10,643
5.1% 4/5/21	2,800	2,953
5.25% 3/14/44	4,600	5,067
6.5% 9/15/37	10,500	13,092
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,510
3.5% 6/23/24	7,000	6,977
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,328
2.6% 8/2/18	4,675	4,679
3.15% 3/14/21	9,500	9,530
Inter-American Development Bank:
1.25% 9/14/21	7,350	6,996
1.75% 4/14/22	1,875	1,805
1.875% 6/16/20	5,270	5,211
1.875% 3/15/21	3,900	3,820
2% 6/2/26	4,000	3,709
2.125% 1/18/22	6,100	5,975
2.375% 7/7/27	6,730	6,368
2.5% 1/18/23	6,960	6,866
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	14,949
1.875% 7/21/26	3,800	3,427
2.125% 2/10/25	2,000	1,869
2.25% 11/4/26	5,230	4,846
2.375% 11/16/22	11,486	11,189
2.75% 1/21/26	3,170	3,077
2.875% 6/1/27	7,600	7,387
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,792
2.35% 1/28/19	23,000	22,975
2.776% 4/25/23 (b)	5,000	4,896
2.95% 10/1/26	25,230	23,712
3.25% 9/23/22	4,000	4,001
3.3% 4/1/26	9,000	8,714
3.375% 5/1/23	1,900	1,883
3.54% 5/1/28 (b)	17,000	16,562
3.875% 9/10/24	7,725	7,777
3.882% 7/24/38 (b)	4,500	4,356
3.964% 11/15/48 (b)	9,400	8,976
4.125% 12/15/26	5,875	5,939
4.35% 8/15/21	2,000	2,079
4.5% 1/24/22	13,000	13,595
4.625% 5/10/21	1,500	1,572
4.85% 2/1/44	5,000	5,520
4.95% 6/1/45	2,550	2,752
5.5% 10/15/40	5,700	6,802
5.6% 7/15/41	1,500	1,807
5.625% 8/16/43	5,000	5,804
6.3% 4/23/19	10,000	10,423
KeyBank NA 3.4% 5/20/26	5,000	4,830
KeyCorp. 2.9% 9/15/20	5,800	5,786
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,615
4.344% 1/9/48	10,000	9,456
4.65% 3/24/26	8,600	8,746
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,932
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,845
2.998% 2/22/22	9,200	9,062
3.85% 3/1/26	6,580	6,625
3.961% 3/2/28	22,000	22,094
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,449
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,752
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,702
Nordic Investment Bank 2.125% 2/1/22	3,800	3,717
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,670
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,255
PNC Bank NA:
2.6% 7/21/20	6,680	6,636
2.625% 2/17/22	12,000	11,764
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,754
PNC Funding Corp. 6.7% 6/10/19	2,500	2,626
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,380
4.5% 1/11/21	1,000	1,040
5.25% 5/24/41	3,000	3,548
Rabobank Nederland:
3.75% 7/21/26	19,250	18,707
4.375% 8/4/25	6,000	6,096
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,568
3.375% 5/21/25	3,750	3,700
Regions Financial Corp.:
2% 5/15/18	3,650	3,646
2.75% 8/14/22	7,580	7,390
3.2% 2/8/21	22,090	22,165
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,495
2.75% 2/1/22	13,000	12,849
4.65% 1/27/26	12,990	13,476
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,780
4.8% 4/5/26	6,600	6,837
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	10,920	10,679
Societe Generale SA 2.625% 10/1/18	3,750	3,752
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,687
2.45% 1/16/20	5,000	4,958
2.5% 7/19/18	4,351	4,356
3.4% 7/11/24	5,725	5,715
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,612
2.778% 10/18/22	7,550	7,341
2.784% 7/12/22	10,490	10,252
2.846% 1/11/22	10,600	10,427
3.102% 1/17/23	9,000	8,882
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	2,998
2.5% 5/1/19	2,000	1,996
3.3% 5/15/26	7,600	7,312
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,742
Synchrony Bank 3% 6/15/22	7,000	6,837
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	13,889
U.S. Bancorp:
2.625% 1/24/22	13,875	13,665
3.1% 4/27/26	9,000	8,600
4.125% 5/24/21	3,000	3,110
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,663
2.6% 7/22/20	7,640	7,583
2.625% 7/22/22	14,780	14,358
3% 10/23/26	20,330	19,172
3.3% 9/9/24	4,625	4,555
3.45% 2/13/23	3,675	3,652
3.55% 9/29/25	4,240	4,201
3.9% 5/1/45	4,760	4,578
4.1% 6/3/26	3,225	3,230
4.4% 6/14/46	7,140	7,024
4.48% 1/16/24	3,816	3,976
4.75% 12/7/46	12,000	12,455
4.9% 11/17/45	2,770	2,926
5.375% 11/2/43	1,850	2,070
5.606% 1/15/44	11,380	13,116
Westpac Banking Corp.:
2% 8/19/21	8,580	8,292
2.3% 5/26/20	3,000	2,961
2.5% 6/28/22	25,430	24,717
2.85% 5/13/26	4,750	4,467
4.875% 11/19/19	3,700	3,827
Zions Bancorp. 4.5% 6/13/23	207	211
		1,636,603
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,654
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,783
2.8% 5/4/26	5,630	5,303
2.95% 1/29/23	15,000	14,780
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,949
4.25% 5/24/21	6,500	6,778
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	8,879
Deutsche Bank AG 4.5% 4/1/25	3,000	2,939
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,706
4.1% 1/13/26	21,800	21,288
Deutsche Bank AG New York Branch 3.3% 11/16/22	9,200	8,971
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,849
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,680
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,550
2.55% 10/23/19	11,000	10,952
2.625% 1/31/19	12,850	12,853
2.9% 7/19/18	2,800	2,805
3% 4/26/22	16,720	16,485
3.2% 2/23/23	23,170	22,814
3.5% 1/23/25	5,000	4,911
3.625% 1/22/23	9,000	9,070
3.75% 2/25/26	5,820	5,743
3.85% 7/8/24	3,800	3,828
3.85% 1/26/27	19,560	19,297
4.25% 10/21/25	5,000	5,040
5.25% 7/27/21	4,500	4,796
5.75% 1/24/22	4,300	4,664
5.95% 1/15/27	15,000	16,909
6% 6/15/20	1,650	1,758
6.15% 4/1/18	7,451	7,474
6.75% 10/1/37	14,860	18,823
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,679
3.75% 12/1/25	5,750	5,815
4% 10/15/23	3,750	3,874
Lazard Group LLC 4.25% 11/14/20	2,650	2,734
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,038
7.75% 5/14/38	4,175	5,956
Morgan Stanley:
2.125% 4/25/18	8,000	8,000
2.375% 7/23/19	7,550	7,515
2.5% 1/24/19	6,000	5,994
2.625% 11/17/21	17,380	17,017
2.65% 1/27/20	11,000	10,954
2.75% 5/19/22	12,000	11,729
3.125% 1/23/23	18,200	17,906
3.125% 7/27/26	5,600	5,312
3.591% 7/22/28 (b)	8,500	8,221
3.7% 10/23/24	6,000	5,997
3.75% 2/25/23	6,775	6,874
3.875% 4/29/24	14,680	14,845
3.875% 1/27/26	5,250	5,263
3.95% 4/23/27	19,030	18,724
3.971% 7/22/38 (b)	6,250	6,093
4.3% 1/27/45	2,000	2,000
4.375% 1/22/47	8,000	8,100
5.5% 7/28/21	3,400	3,647
5.625% 9/23/19	2,000	2,085
5.75% 1/25/21	5,000	5,362
6.375% 7/24/42	2,900	3,761
6.625% 4/1/18	5,055	5,073
7.25% 4/1/32	1,000	1,325
7.3% 5/13/19	3,000	3,157
State Street Corp. 2.65% 5/19/26	7,550	7,041
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,322
5.45% 5/15/19	2,000	2,067
Thomson Reuters Corp.:
3.35% 5/15/26	7,000	6,725
4.7% 10/15/19	4,000	4,128
		541,664
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,416
3.65% 7/21/27	4,500	4,231
3.875% 1/23/28	10,700	10,264
4.5% 5/15/21	14,100	14,531
4.625% 7/1/22	9,450	9,806
American Express Co.:
2.5% 8/1/22	12,560	12,135
4.05% 12/3/42	6,975	6,940
7% 3/19/18	5,750	5,763
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,389
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,310
3.75% 3/9/27	23,200	22,552
4.75% 7/15/21	4,000	4,192
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,650
1.7% 8/9/21	9,390	9,005
2% 3/5/20	3,900	3,846
2.1% 6/9/19	1,600	1,594
2.25% 12/1/19	6,600	6,558
2.4% 8/9/26	2,850	2,636
2.85% 6/1/22	4,000	3,980
Discover Financial Services 5.2% 4/27/22	1,000	1,056
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,414
2.875% 10/1/18	1,575	1,578
3.2% 1/15/21	3,600	3,576
3.219% 1/9/22	3,500	3,443
3.336% 3/18/21	4,250	4,229
3.815% 11/2/27	10,630	9,928
4.134% 8/4/25	7,000	6,888
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,088
4.389% 1/8/26	3,290	3,268
5.875% 8/2/21	11,375	12,205
Synchrony Financial:
2.7% 2/3/20	8,000	7,945
3% 8/15/19	5,675	5,678
3.7% 8/4/26	4,723	4,509
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,943
2.1% 1/17/19	6,000	5,985
2.125% 7/18/19	10,400	10,339
2.15% 3/12/20	6,750	6,684
2.6% 1/11/22	8,000	7,885
2.7% 1/11/23	10,000	9,886
2.75% 5/17/21	2,600	2,593
		260,752
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,450
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,243
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	11,192
4.5% 2/11/43	2,000	2,150
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,541
3.9% 3/15/27	5,640	5,412
4.125% 6/15/26	7,550	7,433
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	11,988
3.5% 1/15/28	7,000	6,463
3.875% 1/15/27	8,100	7,769
Export Development Canada 1% 6/15/18	5,290	5,276
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,570
3.373% 11/15/25	10,000	9,612
4.418% 11/15/35	20,239	19,874
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,099
5.875% 1/14/38	4,474	5,238
6.875% 1/10/39	1,146	1,485
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	16,739
ING U.S., Inc. 5.7% 7/15/43	3,750	4,388
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,569
1.375% 5/24/21	5,659	5,444
2% 1/26/22	32,427	31,567
International Finance Corp. 2.25% 1/25/21	1,870	1,853
KfW:
1.125% 8/6/18	5,700	5,679
1.5% 2/6/19	4,200	4,171
1.5% 6/15/21	29,860	28,780
1.75% 10/15/19	15,575	15,420
1.875% 6/30/20	5,670	5,593
2% 5/2/25	3,825	3,586
2.125% 3/7/22	8,182	7,989
2.375% 12/29/22	17,739	17,371
2.5% 11/20/24	10,425	10,131
2.875% 4/3/28	15,360	15,156
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,692
2.5% 11/15/27	8,840	8,427
Ontario Province:
2% 1/30/19	5,000	4,986
2.55% 2/12/21	9,850	9,786
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,504
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,493
		355,119
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,169
4.35% 11/3/45	4,000	4,222
5.9% 6/15/19	3,000	3,123
AFLAC, Inc. 4% 10/15/46	3,780	3,648
Allstate Corp.:
3.28% 12/15/26	4,720	4,618
4.2% 12/15/46	7,560	7,673
American International Group, Inc.:
3.375% 8/15/20	5,775	5,820
3.75% 7/10/25	2,850	2,831
3.875% 1/15/35	2,700	2,552
3.9% 4/1/26	3,770	3,751
4.5% 7/16/44	8,875	8,815
4.875% 6/1/22	9,000	9,535
6.4% 12/15/20	2,900	3,147
Aon PLC:
3.5% 6/14/24	2,000	1,989
4% 11/27/23	3,000	3,082
4.6% 6/14/44	1,600	1,654
4.75% 5/15/45	5,880	6,190
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,432
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,075
Lincoln National Corp. 3.625% 12/12/26	6,000	5,942
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,836
2.35% 3/6/20	4,750	4,708
2.55% 10/15/18	5,800	5,814
3.5% 6/3/24	1,900	1,906
4.05% 10/15/23	6,775	6,952
4.2% 3/1/48	4,870	4,858
4.35% 1/30/47	2,800	2,887
MetLife, Inc.:
4.6% 5/13/46	2,000	2,106
4.721% 12/15/44 (b)	5,000	5,395
5.875% 2/6/41	2,400	2,931
7.717% 2/15/19	9,000	9,433
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	2,973
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,986
Progressive Corp. 2.45% 1/15/27	4,740	4,375
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,899
3.905% 12/7/47 (a)	550	521
3.935% 12/7/49 (a)	10,719	10,182
5.7% 12/14/36	380	457
7.375% 6/15/19	3,000	3,179
The Chubb Corp.:
5.75% 5/15/18	4,175	4,206
6.5% 5/15/38	3,510	4,676
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,522
6.25% 6/15/37	8,350	10,829
		196,899

TOTAL FINANCIALS		2,991,037

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,665
2.5% 5/14/20	7,100	7,037
2.9% 11/6/22	5,700	5,583
3.6% 5/14/25	9,000	8,891
4.3% 5/14/36	6,260	6,313
4.4% 11/6/42	4,775	4,752
4.45% 5/14/46	7,000	6,943
4.7% 5/14/45	8,980	9,266
Amgen, Inc.:
2.2% 5/22/19	11,425	11,370
2.6% 8/19/26	10,500	9,545
3.125% 5/1/25	2,000	1,930
3.875% 11/15/21	9,600	9,830
4.4% 5/1/45	4,000	3,969
4.663% 6/15/51	12,474	12,587
Celgene Corp.:
2.875% 8/15/20	3,000	2,993
3.875% 8/15/25	9,500	9,473
4.35% 11/15/47	5,500	5,180
5% 8/15/45	4,300	4,481
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,706
3.65% 3/1/26	6,180	6,169
4.15% 3/1/47	12,440	12,013
4.75% 3/1/46	11,000	11,563
		157,259
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,254
3.75% 11/30/26	12,300	12,199
4.75% 11/30/36	4,500	4,788
4.9% 11/30/46	10,400	11,161
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,831
3.7% 6/6/27	6,740	6,446
4.685% 12/15/44	13,900	13,929
Boston Scientific Corp. 4% 3/1/28	20,000	19,940
Danaher Corp. 2.4% 9/15/20	7,361	7,310
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,457
Medtronic, Inc.:
2.5% 3/15/20	22,100	21,975
4.625% 3/15/45	12,925	13,982
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,037
		154,309
Health Care Providers & Services - 0.6%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,187
4.125% 11/15/42	4,411	4,194
Anthem, Inc.:
3.65% 12/1/27	23,000	22,327
4.375% 12/1/47	4,500	4,396
Cardinal Health, Inc. 4.368% 6/15/47	13,890	13,006
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,867
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,422
Cigna Corp. 4% 2/15/22	4,600	4,736
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,771
3% 7/15/23	10,000	9,649
4.5% 2/25/26	11,660	12,016
4.8% 7/15/46	7,600	7,569
6.125% 11/15/41	3,000	3,536
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,113
Humana, Inc. 4.95% 10/1/44	2,500	2,623
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,053
McKesson Corp.:
1.4% 3/15/18	4,725	4,724
3.796% 3/15/24	5,000	5,044
4.883% 3/15/44	5,000	5,410
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,048
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,512
4.063% 8/1/56	2,630	2,574
NYU Hospitals Center 4.784% 7/1/44	7,600	8,324
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,465
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,831
2.3% 12/15/19	8,625	8,589
2.7% 7/15/20	6,000	5,994
2.875% 12/15/21	2,575	2,565
3.375% 4/15/27	5,400	5,320
3.75% 7/15/25	3,500	3,548
3.75% 10/15/47	9,560	9,003
4.2% 1/15/47	3,600	3,648
4.375% 3/15/42	11,800	12,326
4.75% 7/15/45	1,670	1,842
WellPoint, Inc.:
3.3% 1/15/23	2,000	1,984
4.625% 5/15/42	2,600	2,639
4.65% 1/15/43	2,000	2,038
		204,893
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,845
3% 4/15/23	4,670	4,582
4.15% 2/1/24	4,379	4,506
5.3% 2/1/44	5,820	6,566
		18,499
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,083
3.45% 3/15/22	18,025	17,943
3.8% 3/15/25	8,820	8,703
4.55% 3/15/35	6,650	6,635
4.75% 3/15/45	6,330	6,279
Allergan PLC 3.25% 10/1/22	3,000	2,959
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,601
6.45% 9/15/37	3,250	4,161
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,512
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,557
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,646
6.375% 5/15/38	7,218	9,579
Johnson & Johnson:
1.65% 3/1/21	3,770	3,668
2.45% 3/1/26	5,590	5,256
3.4% 1/15/38	9,330	8,935
3.5% 1/15/48	6,000	5,626
3.625% 3/3/37	4,000	3,980
4.5% 12/5/43	6,625	7,326
4.85% 5/15/41	4,260	4,959
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,988
1.85% 2/10/20	9,000	8,884
2.4% 9/15/22	2,000	1,953
3.6% 9/15/42	2,000	1,917
3.7% 2/10/45	6,400	6,212
3.875% 1/15/21	1,000	1,032
5% 6/30/19	5,970	6,157
Mylan NV:
3.15% 6/15/21	2,000	1,982
3.95% 6/15/26	2,830	2,737
5.25% 6/15/46	3,300	3,333
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,351
2.4% 9/21/22	3,750	3,650
3% 11/20/25	10,470	10,240
3.1% 5/17/27	5,890	5,761
3.7% 9/21/42	2,825	2,732
4% 11/20/45	5,240	5,344
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,688
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,128
4.9% 12/15/44	2,268	2,247
Pfizer, Inc.:
3% 12/15/26	6,700	6,481
4% 12/15/36	9,500	9,785
4.125% 12/15/46	3,290	3,386
4.4% 5/15/44	4,190	4,464
7.2% 3/15/39	5,400	7,840
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,952
2.875% 9/23/23	9,450	9,036
3.2% 9/23/26	39,180	36,442
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,066
2.8% 7/21/23	11,370	9,952
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,961
3.95% 9/12/47	2,000	1,895
4.7% 2/1/43	1,300	1,378
		354,382

TOTAL HEALTH CARE		889,342

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,602
4.09% 9/15/52	9,558	9,265
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,894
3.25% 1/15/28	8,400	8,044
3.85% 4/15/45	1,875	1,760
4.03% 10/15/47	9,930	9,535
4.75% 6/1/43	4,000	4,325
Raytheon Co.:
3.125% 10/15/20	2,000	2,020
3.15% 12/15/24	8,900	8,835
4.875% 10/15/40	1,000	1,143
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,310
4.35% 4/15/47	6,600	6,587
The Boeing Co.:
2.125% 3/1/22	3,760	3,657
2.5% 3/1/25	4,600	4,385
2.8% 3/1/23	4,940	4,888
3.625% 3/1/48	4,000	3,798
3.65% 3/1/47	2,760	2,631
6% 3/15/19	1,000	1,035
6.875% 3/15/39	3,300	4,709
United Technologies Corp.:
2.3% 5/4/22	10,000	9,677
2.65% 11/1/26	4,800	4,459
3.1% 6/1/22	2,875	2,865
3.75% 11/1/46	3,850	3,539
4.05% 5/4/47	2,330	2,241
4.5% 4/15/20	4,000	4,154
4.5% 6/1/42	7,380	7,553
5.7% 4/15/40	2,000	2,387
		136,298
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,237
3.2% 2/1/25	3,820	3,747
3.9% 2/1/35	5,900	5,698
4.4% 1/15/47	8,000	7,940
4.55% 4/1/46	1,500	1,527
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	6,908
3.4% 11/15/46	2,650	2,376
3.75% 11/15/47	6,180	5,912
6.2% 1/15/38	2,500	3,248
		48,593
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,617	2,743
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,394	7,124
Continental Airlines, Inc. 4% 10/29/24	3,748	3,832
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	655	645
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,201	8,878
		23,222
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	3,975
3.2% 3/15/25	11,275	11,007
5.5% 9/15/19	4,000	4,171
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,080
2.9% 9/15/22	6,675	6,605
		30,838
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,608
4% 11/2/32	1,900	1,888
4.15% 11/2/42	1,900	1,871
Fortive Corp. 2.35% 6/15/21	6,600	6,440
General Electric Capital Corp. 6.15% 8/7/37	544	654
		16,461
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,865
2.875% 10/15/27	4,000	3,827
3.125% 9/19/46	2,760	2,414
Covidien International Finance SA 3.2% 6/15/22	2,150	2,156
Danaher Corp. 4.375% 9/15/45	2,370	2,524
General Electric Co.:
3.375% 3/11/24	5,500	5,414
4.5% 3/11/44	14,650	14,512
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,616
3.812% 11/21/47	1,400	1,368
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,661
2.8% 12/15/21	6,610	6,490
3.8% 12/15/26	8,500	8,520
		63,367
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 6/6/22	10,000	9,747
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,887
3.803% 8/15/42	2,500	2,488
5.3% 9/15/35	7,000	8,262
Deere & Co. 5.375% 10/16/29	1,000	1,169
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,059
4.65% 11/1/44	6,000	6,233
John Deere Capital Corp.:
1.3% 3/12/18	3,675	3,674
1.95% 12/13/18	4,825	4,815
1.95% 3/4/19	9,600	9,555
2.05% 3/10/20	7,675	7,605
2.25% 4/17/19	10,250	10,230
2.55% 1/8/21	10,401	10,322
2.65% 6/24/24	10,460	10,083
2.65% 6/10/26	5,000	4,721
2.8% 1/27/23	5,000	4,936
2.8% 3/6/23	3,250	3,191
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,508
4.1% 3/1/47	5,660	5,746
		119,231
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,166
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,791
3.05% 3/15/22	10,000	10,042
3.25% 6/15/27	7,500	7,402
3.9% 8/1/46	4,640	4,568
4.125% 6/15/47	2,850	2,905
4.15% 4/1/45	1,700	1,712
4.375% 9/1/42	4,500	4,686
4.55% 9/1/44	3,000	3,209
4.9% 4/1/44	4,000	4,496
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,990
3.2% 8/2/46	3,300	2,940
CSX Corp.:
3.25% 6/1/27	5,000	4,779
3.4% 8/1/24	4,625	4,605
3.8% 11/1/46	5,720	5,207
3.95% 5/1/50	3,575	3,321
4.1% 3/15/44	6,775	6,529
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,472
3.25% 12/1/21	5,000	5,038
3.95% 10/1/42	1,900	1,830
4.65% 1/15/46	3,260	3,486
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,350
3% 4/15/27	5,000	4,832
3.35% 8/15/46	4,720	4,237
3.6% 9/15/37	3,300	3,187
3.799% 10/1/51	2,800	2,671
		118,451
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,101
2.75% 1/15/23	10,000	9,659
3.375% 6/1/21	14,024	14,117
3.75% 2/1/22	3,820	3,872
		36,749

TOTAL INDUSTRIALS		593,210

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,747
2.2% 9/20/23	7,510	7,170
2.5% 9/20/26	5,000	4,675
3.5% 6/15/25	4,270	4,336
4.45% 1/15/20	2,000	2,070
4.95% 2/15/19	3,479	3,560
5.9% 2/15/39	12,416	16,157
		47,715
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,310
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,513
6.02% 6/15/26 (a)	16,140	17,267
8.35% 7/15/46 (a)	2,890	3,656
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,973
2.375% 12/17/18	3,000	2,997
3.45% 8/1/24	3,650	3,682
7.125% 10/1/37	2,475	3,412
		58,810
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,089
3.625% 5/19/21	3,780	3,903
		5,992
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,644
IBM Corp.:
2.5% 1/27/22	7,800	7,655
3.625% 2/12/24	10,000	10,184
4.7% 2/19/46	4,950	5,561
7.625% 10/15/18	13,000	13,422
IBM Credit LLC 2.2% 9/8/22	9,000	8,659
MasterCard, Inc. 3.8% 11/21/46	3,800	3,740
Visa, Inc.:
2.2% 12/14/20	5,700	5,625
2.75% 9/15/27	11,920	11,221
3.15% 12/14/25	9,010	8,830
4.3% 12/14/45	6,640	7,048
		86,589
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	9,749
Intel Corp.:
2.35% 5/11/22	17,000	16,628
3.3% 10/1/21	15,000	15,278
3.734% 12/8/47 (a)	3,267	3,136
4.1% 5/19/46	7,000	7,151
4.1% 5/11/47	2,400	2,455
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,141
4.3% 5/20/47	10,100	9,414
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,734
		74,686
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,327
2.4% 2/6/22	15,000	14,736
2.7% 2/12/25	17,175	16,581
3.45% 8/8/36	6,100	5,914
3.625% 12/15/23	26,150	26,847
3.7% 8/8/46	16,730	16,244
3.95% 8/8/56	5,000	4,958
4.1% 2/6/37	17,740	18,644
4.2% 6/1/19	2,000	2,043
4.25% 2/6/47	4,780	5,099
4.45% 11/3/45	12,570	13,752
5.3% 2/8/41	1,500	1,826
Oracle Corp.:
1.9% 9/15/21	8,400	8,118
2.25% 10/8/19	4,725	4,710
2.5% 5/15/22	9,600	9,385
2.625% 2/15/23	10,000	9,754
2.65% 7/15/26	9,000	8,411
2.95% 5/15/25	5,000	4,843
3.25% 11/15/27	17,100	16,587
3.4% 7/8/24	4,725	4,736
3.85% 7/15/36	10,130	10,142
4% 7/15/46	9,800	9,684
4% 11/15/47	5,000	4,956
4.125% 5/15/45	3,000	3,014
4.3% 7/8/34	3,875	4,088
5.375% 7/15/40	12,500	15,014
5.75% 4/15/18	7,400	7,428
		266,841
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,452
2.1% 9/12/22	8,500	8,175
2.15% 2/9/22	5,000	4,853
2.25% 2/23/21	15,000	14,777
2.3% 5/11/22	8,000	7,782
2.4% 1/13/23	20,000	19,389
2.45% 8/4/26	20,600	19,083
2.7% 5/13/22	6,650	6,619
2.9% 9/12/27	14,050	13,295
3% 11/13/27	10,000	9,565
3.2% 5/13/25	10,490	10,391
3.2% 5/11/27	5,570	5,428
3.75% 11/13/47	4,000	3,812
3.85% 5/4/43	13,000	12,641
4.25% 2/9/47	2,500	2,576
4.375% 5/13/45	4,690	4,915
4.65% 2/23/46	5,650	6,160
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,207
4.9% 10/15/25 (b)	9,750	10,107
6.2% 10/15/35 (b)	3,890	4,152
6.35% 10/15/45 (b)	1,880	1,985
HP, Inc.:
4.3% 6/1/21	2,780	2,878
6% 9/15/41	1,500	1,593
Xerox Corp.:
2.75% 3/15/19	5,000	4,989
4.5% 5/15/21	4,000	4,099
5.625% 12/15/19	1,000	1,044
		193,967

TOTAL INFORMATION TECHNOLOGY		734,600

MATERIALS - 0.8%
Chemicals - 0.5%
Agrium, Inc. 5.25% 1/15/45	3,500	3,805
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,027
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,102
4.15% 2/15/43	4,000	3,937
4.625% 1/15/20	3,000	3,109
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,107
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,742
2.7% 11/1/26	6,600	6,147
3.95% 12/1/47 (a)	3,329	3,193
5.5% 12/8/41	408	482
LYB International Finance BV:
4% 7/15/23	5,625	5,749
4.875% 3/15/44	5,850	6,130
LYB International Finance II BV 3.5% 3/2/27	9,470	9,218
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,670
5% 4/15/19	1,000	1,019
Monsanto Co.:
2.125% 7/15/19	7,458	7,395
2.75% 7/15/21	6,357	6,280
2.85% 4/15/25	3,825	3,625
3.95% 4/15/45	1,390	1,302
Potash Corp. of Saskatchewan, Inc.:
4% 12/15/26	11,400	11,461
4.875% 3/30/20	1,500	1,552
5.625% 12/1/40	1,800	2,068
Praxair, Inc.:
2.2% 8/15/22	2,000	1,937
2.45% 2/15/22	4,650	4,566
3.2% 1/30/26	6,340	6,328
3.55% 11/7/42	2,000	1,913
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,623
3.45% 6/1/27	10,730	10,340
4.5% 6/1/47	8,530	8,508
The Dow Chemical Co.:
3% 11/15/22	4,900	4,827
4.125% 11/15/21	7,700	7,971
4.375% 11/15/42	4,875	4,871
8.55% 5/15/19	2,358	2,519
9.4% 5/15/39	3,000	4,865
The Mosaic Co.:
4.05% 11/15/27	5,760	5,583
4.25% 11/15/23	10,888	11,194
5.625% 11/15/43	3,750	3,927
Westlake Chemical Corp. 5% 8/15/46	2,000	2,111
		179,203
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,165
International Paper Co.:
3.65% 6/15/24	4,725	4,747
3.8% 1/15/26	2,880	2,896
4.4% 8/15/47	3,800	3,738
4.75% 2/15/22	11,500	12,115
5.15% 5/15/46	1,810	1,976
		28,637
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,980
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,729
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,033
Nucor Corp.:
4% 8/1/23	3,000	3,098
5.2% 8/1/43	4,000	4,598
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,288
3.75% 6/15/25	21,300	21,710
7.125% 7/15/28	2,000	2,586
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	5,937
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,680
5.25% 11/8/42	5,775	6,159
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,679
5.875% 6/10/21	8,220	8,781
Vale SA 5.625% 9/11/42	6,600	7,102
		93,815

TOTAL MATERIALS		301,655

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,774
3.9% 6/15/23	5,650	5,741
American Tower Corp.:
3.4% 2/15/19	7,475	7,511
3.55% 7/15/27	8,550	8,118
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,866
4.125% 5/15/21	2,100	2,167
DDR Corp. 4.625% 7/15/22	1,900	1,977
Duke Realty LP:
3.625% 4/15/23	2,750	2,781
3.75% 12/1/24	5,750	5,818
ERP Operating LP:
2.375% 7/1/19	5,750	5,729
3% 4/15/23	1,875	1,863
4.625% 12/15/21	5,700	6,011
Federal Realty Investment Trust 3% 8/1/22	4,750	4,709
HCP, Inc.:
3.4% 2/1/25	8,000	7,775
3.875% 8/15/24	7,575	7,593
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,470
3.75% 3/15/23	8,660	8,799
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,912
4.45% 9/1/47	5,180	4,989
6.875% 10/1/19	1,000	1,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,969
4.5% 1/15/25	8,010	7,797
4.5% 4/1/27	9,500	9,078
Simon Property Group LP:
2.625% 6/15/22	7,930	7,759
3.375% 12/1/27	14,000	13,499
4.125% 12/1/21	3,200	3,316
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,756
		147,840
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,810
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,006
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,791
Liberty Property LP:
3.25% 10/1/26	4,660	4,448
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,753
4.4% 2/15/24	7,425	7,746
4.75% 10/1/20	1,000	1,042
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,132
Tanger Properties LP:
3.75% 12/1/24	6,500	6,376
3.875% 7/15/27	6,200	5,954
Ventas Realty LP:
3.125% 6/15/23	6,315	6,187
3.25% 10/15/26	3,500	3,309
3.5% 2/1/25	4,000	3,923
3.85% 4/1/27	9,500	9,344
4% 3/1/28	9,000	8,908
4.125% 1/15/26	1,450	1,464
4.375% 2/1/45	3,000	2,923
		95,172

TOTAL REAL ESTATE		243,012

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,303
2.8% 2/17/21	9,000	8,932
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	8,925
3.8% 3/15/22	10,000	10,160
4.125% 2/17/26	27,320	27,295
4.35% 6/15/45	24,760	22,104
4.5% 3/9/48	9,570	8,699
4.55% 3/9/49	183	167
4.75% 5/15/46	10,300	9,759
4.9% 8/14/37	25,430	25,484
5.15% 11/15/46 (a)	843	842
5.15% 2/14/50	24,040	23,993
5.55% 8/15/41	7,300	7,760
5.8% 2/15/19	4,000	4,116
5.875% 10/1/19	2,905	3,038
6.35% 3/15/40	1,000	1,154
6.375% 3/1/41	6,850	7,994
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,574
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,666
Orange SA:
5.375% 7/8/19	4,000	4,136
5.5% 2/6/44	3,000	3,488
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,306
5.213% 3/8/47	6,550	6,885
5.462% 2/16/21	2,700	2,874
5.877% 7/15/19	2,000	2,081
7.045% 6/20/36	2,600	3,301
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,067
3.5% 11/1/24	3,000	2,974
4.125% 3/16/27	7,000	7,111
4.272% 1/15/36	24,278	23,287
4.4% 11/1/34	3,775	3,705
4.75% 11/1/41	1,000	995
5.012% 4/15/49	11,779	11,953
5.012% 8/21/54	12,557	12,439
5.25% 3/16/37	15,500	16,427
5.5% 3/16/47	11,880	12,979
6.55% 9/15/43	12,516	15,540
		359,142
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,222
6.125% 11/15/37	8,365	9,969
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,331
3.625% 12/15/25	2,000	1,994
4.1% 10/1/23	4,825	4,978
5.45% 10/1/43	5,775	6,699
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,908
2.95% 2/19/23	6,900	6,767
5.45% 6/10/19	6,000	6,202
		47,070

TOTAL TELECOMMUNICATION SERVICES		406,212

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,596
3.75% 3/1/45	1,000	972
4.15% 8/15/44	4,650	4,782
5.2% 6/1/41	3,850	4,369
AmerenUE 3.9% 9/15/42	3,700	3,682
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,951
Appalachian Power Co. 4.45% 6/1/45	6,000	6,287
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,869
3.5% 8/15/46	2,500	2,301
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,320
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,800
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,451
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,088
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,808
3.4% 9/1/21	1,000	1,015
3.65% 6/15/46	2,860	2,694
3.7% 3/1/45	3,100	2,956
3.75% 8/15/47	6,150	5,904
4% 3/1/48	6,830	6,838
5.8% 3/15/18	9,945	9,959
Detroit Edison Co. 2.65% 6/15/22	8,000	7,830
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,747
3.75% 6/1/45	2,000	1,936
4% 9/30/42	3,750	3,807
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,788
2.1% 6/15/18	4,650	4,646
2.65% 9/1/26	13,350	12,258
3.75% 4/15/24	6,000	6,064
3.75% 9/1/46	9,130	8,295
3.95% 10/15/23	2,443	2,506
4.8% 12/15/45	2,790	2,998
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,843
4.375% 3/30/44	2,000	2,123
Edison International 2.95% 3/15/23	8,190	7,984
Entergy Corp.:
2.95% 9/1/26	4,700	4,422
4% 7/15/22	6,640	6,801
Eversource Energy:
2.9% 10/1/24	8,550	8,214
3.35% 3/15/26	6,610	6,475
Exelon Corp.:
3.95% 6/15/25	7,830	7,889
5.1% 6/15/45	1,100	1,230
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,394
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,032
3.25% 6/1/24	4,725	4,751
4.05% 10/1/44	5,419	5,532
Florida Power Corp. 3.4% 10/1/46	2,500	2,249
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,766
Nevada Power Co. 6.5% 8/1/18	1,555	1,582
Northern States Power Co.:
3.4% 8/15/42	2,000	1,858
4.125% 5/15/44	4,500	4,633
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,438
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,845
2.95% 3/1/26	6,800	6,330
3.75% 8/15/42	5,900	5,198
4% 12/1/46	1,350	1,243
5.4% 1/15/40	4,000	4,449
PacifiCorp:
3.6% 4/1/24	4,000	4,089
6% 1/15/39	6,193	7,960
PG&E Corp. 2.4% 3/1/19	2,406	2,392
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,057
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,587
3.4% 6/1/23	2,675	2,672
4.2% 6/15/22	2,000	2,076
4.7% 6/1/43	1,800	1,900
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,610
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,759
6% 12/1/39	5,200	6,437
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,559
3.8% 6/15/47	4,630	4,527
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,721
4% 6/1/44	5,000	5,004
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,778
Southern California Edison Co. 4% 4/1/47	10,000	9,982
Southern Co.:
2.35% 7/1/21	6,600	6,413
3.25% 7/1/26	11,000	10,459
4.4% 7/1/46	7,320	7,346
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,902
3.45% 2/15/24	2,750	2,772
3.8% 9/15/47	8,210	7,883
4.2% 5/15/45	2,400	2,454
4.45% 2/15/44	2,750	2,909
5% 6/30/19	5,000	5,151
6% 5/15/37	2,000	2,501
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,842
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,031
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,589
3.35% 12/1/26	3,000	2,938
		437,826
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	12,657
Southern California Gas Co. 2.6% 6/15/26	13,230	12,360
		25,017
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,497
4.75% 6/15/46	5,210	5,228
		13,725
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28 (a)	10,000	9,674
3.8% 7/15/48 (a)	10,000	9,513
4.5% 2/1/45	6,650	7,029
5.15% 11/15/43	1,650	1,909
5.75% 4/1/18	3,750	3,761
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,350
CMS Energy Corp. 4.875% 3/1/44	5,000	5,487
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,799
4.45% 6/15/20	2,000	2,082
4.45% 3/15/44	8,000	8,541
5.5% 12/1/39	2,500	3,012
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,356
Consumers Energy Co. 2.85% 5/15/22	6,650	6,608
Delmarva Power & Light 4% 6/1/42	4,000	3,933
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	1,000	943
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	1,000	990
2.5% 12/1/19	6,700	6,645
3.9% 10/1/25	12,900	13,048
4.9% 8/1/41	2,000	2,146
DTE Energy Co. 2.85% 10/1/26	6,000	5,589
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,834
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,498
4.375% 5/15/47	4,780	4,843
4.8% 2/15/44	5,500	5,903
6.25% 12/15/40	2,453	3,062
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,026
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,092
Sempra Energy:
2.4% 3/15/20	12,406	12,280
2.875% 10/1/22	3,000	2,949
2.9% 2/1/23	2,970	2,917
3.25% 6/15/27	6,100	5,829
4% 2/1/48	4,000	3,735
4.05% 12/1/23	5,000	5,151
6% 10/15/39	1,000	1,233
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	4,228	4,122
		185,889

TOTAL UTILITIES		662,457

TOTAL NONCONVERTIBLE BONDS
(Cost $9,207,994)		9,197,183

U.S. Government and Government Agency Obligations - 41.8%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,034
1.5% 11/30/20	18,106	17,668
1.875% 9/18/18	15,050	15,041
1.875% 4/5/22	32,247	31,305
1.875% 9/24/26	13,350	12,153
2% 10/5/22	36,870	35,717
2.125% 4/24/26	4,000	3,750
2.375% 1/19/23	29,930	29,409
2.625% 9/6/24	4,000	3,937
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,686
1.375% 2/18/21	20,300	19,680
1.875% 11/29/21	19,170	18,712
2% 9/9/22	38,000	37,063
5.5% 7/15/36	1,500	1,955
Freddie Mac:
1.375% 5/1/20	14,000	13,721
2.375% 1/13/22	13,000	12,888
3.75% 3/27/19	2,300	2,339
6.25% 7/15/32	7,700	10,323
6.75% 3/15/31	26,000	35,615
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,702
5.375% 4/1/56	5,395	7,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		375,853

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	44,737
2.5% 2/15/45	106,220	94,067
2.5% 2/15/46	89,150	78,657
2.5% 5/15/46	78,650	69,335
2.75% 8/15/47	130,870	121,239
2.75% 11/15/47	9,720	9,005
2.875% 8/15/45	78,240	74,588
2.875% 11/15/46	122,930	116,942
3% 11/15/44	8,970	8,769
3% 5/15/45	43,090	42,102
3% 11/15/45	86,290	84,254
3% 2/15/47	136,950	133,542
3% 5/15/47	97,530	95,061
3.125% 8/15/44	32,960	32,982
3.375% 5/15/44	72,390	75,696
3.5% 2/15/39	8,315	8,909
3.625% 8/15/43	26,640	29,028
3.625% 2/15/44	67,570	73,654
3.75% 11/15/43	44,780	49,785
3.875% 8/15/40	30,080	34,006
4.25% 5/15/39	26,000	30,891
4.25% 11/15/40	811	967
4.375% 11/15/39	100	121
4.375% 5/15/40	8,000	9,689
4.375% 5/15/41	57,765	70,175
4.5% 2/15/36	113,580	137,676
4.5% 5/15/38	15,000	18,367
4.5% 8/15/39	39,000	47,912
4.625% 2/15/40	21,500	26,881
4.75% 2/15/37	68,560	86,003
4.75% 2/15/41	54,830	69,932
5% 5/15/37	395,620	511,030
5.375% 2/15/31	53,470	67,631
6.25% 5/15/30	86,360	115,891
8.875% 2/15/19	6,960	7,416
9% 11/15/18	4,000	4,200
U.S. Treasury Notes:
0.75% 2/15/19	129,060	127,396
0.75% 7/15/19	218,640	214,438
0.875% 4/15/19	111,790	110,235
0.875% 5/15/19	158,915	156,531
0.875% 6/15/19	158,550	155,980
0.875% 9/15/19	256,560	251,389
1% 3/15/19	44,780	44,267
1% 10/15/19	4,990	4,894
1.125% 1/15/19	52,100	51,675
1.125% 2/28/21	39,910	38,399
1.125% 6/30/21	71,040	67,949
1.125% 7/31/21	270	258
1.125% 8/31/21	68,410	65,225
1.125% 9/30/21	171,290	163,107
1.25% 12/15/18	24,740	24,589
1.25% 1/31/19	14,670	14,560
1.25% 4/30/19	100,760	99,721
1.25% 8/31/19	31,460	31,020
1.25% 1/31/20	825	809
1.25% 3/31/21	112,290	108,307
1.25% 10/31/21	44,670	42,672
1.25% 7/31/23	74,300	68,913
1.375% 2/28/19	98,500	97,796
1.375% 7/31/19	70,270	69,485
1.375% 12/15/19	103,400	101,841
1.375% 1/15/20	298,415	293,601
1.375% 1/31/20	20,920	20,576
1.375% 2/15/20	161,270	158,492
1.375% 2/29/20	49,140	48,276
1.375% 3/31/20	6,630	6,505
1.375% 4/30/20	232,560	227,954
1.375% 8/31/20	78,960	77,085
1.375% 9/15/20	222,260	216,921
1.375% 9/30/20	25,600	24,968
1.375% 10/31/20	5,720	5,573
1.375% 1/31/21	20,530	19,923
1.375% 4/30/21	85,980	83,139
1.375% 5/31/21	64,380	62,169
1.375% 6/30/23	65,070	60,858
1.375% 8/31/23	21,470	20,022
1.375% 9/30/23	79,110	73,684
1.5% 12/31/18	4,060	4,041
1.5% 1/31/19	37,180	36,981
1.5% 2/28/19	32,250	32,060
1.5% 3/31/19	12,800	12,716
1.5% 10/31/19	36,700	36,267
1.5% 11/30/19	51,090	50,449
1.5% 4/15/20	163,720	161,008
1.5% 5/15/20	184,420	181,200
1.5% 5/31/20	39,630	38,912
1.5% 6/15/20	160,530	157,570
1.5% 7/15/20	307,300	301,370
1.5% 8/15/20	15,000	14,700
1.5% 1/31/22	4,370	4,196
1.5% 2/28/23	15,050	14,235
1.5% 3/31/23	90,980	85,973
1.5% 8/15/26	87,340	78,388
1.625% 4/30/19	4,980	4,951
1.625% 7/31/19	130,304	129,291
1.625% 8/31/19	290,380	287,907
1.625% 12/31/19	8,990	8,889
1.625% 3/15/20	151,490	149,478
1.625% 6/30/20	50,460	49,640
1.625% 7/31/20	47,580	46,779
1.625% 10/15/20	199,250	195,483
1.625% 11/30/20	94,780	92,847
1.625% 8/31/22	94,180	90,214
1.625% 4/30/23	47,390	45,000
1.625% 5/31/23	52,030	49,353
1.625% 10/31/23	94,170	88,829
1.625% 2/15/26	50,280	45,904
1.625% 5/15/26	5,610	5,105
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,149
1.75% 11/30/19	117,340	116,359
1.75% 10/31/20	9,960	9,797
1.75% 11/15/20	221,930	218,246
1.75% 12/31/20	71,130	69,857
1.75% 11/30/21	84,370	81,984
1.75% 3/31/22	117,000	113,266
1.75% 5/31/22	79,360	76,651
1.75% 6/30/22	27,300	26,343
1.75% 9/30/22	28,790	27,699
1.75% 1/31/23	25,640	24,582
1.875% 6/30/20	24,290	24,031
1.875% 12/15/20	29,180	28,773
1.875% 11/30/21	81,260	79,359
1.875% 1/31/22	54,860	53,448
1.875% 2/28/22	131,780	128,280
1.875% 3/31/22	132,820	129,178
1.875% 4/30/22	121,810	118,346
1.875% 5/31/22	16,035	15,581
1.875% 7/31/22	139,950	135,620
1.875% 8/31/22	69,670	67,490
1.875% 9/30/22	79,000	76,429
1.875% 10/31/22	27,400	26,493
1.875% 8/31/24	104,100	98,590
2% 11/30/20	31,910	31,575
2% 1/15/21	307,950	304,474
2% 2/28/21	26,380	26,052
2% 5/31/21	40,290	39,695
2% 8/31/21	108,300	106,422
2% 10/31/21	29,700	29,140
2% 12/31/21	65,460	64,130
2% 7/31/22	48,060	46,860
2% 10/31/22	87,440	84,991
2% 11/30/22	148,010	143,807
2% 4/30/24	58,490	55,984
2% 5/31/24	98,730	94,414
2% 6/30/24	97,830	93,481
2% 2/15/25	3,635	3,449
2% 8/15/25	36,140	34,140
2% 11/15/26	153,170	142,855
2.125% 8/31/20	49,753	49,465
2.125% 1/31/21	3,060	3,035
2.125% 6/30/21	7,260	7,176
2.125% 8/15/21	90,750	89,594
2.125% 9/30/21	43,640	43,038
2.125% 12/31/21	15,950	15,703
2.125% 6/30/22	40,770	39,978
2.125% 12/31/22	138,550	135,286
2.125% 11/30/23	116,310	112,657
2.125% 2/29/24	52,620	50,813
2.125% 3/31/24	114,480	110,469
2.125% 7/31/24	52,100	50,124
2.125% 9/30/24	89,850	86,291
2.125% 11/30/24	55,140	52,876
2.125% 5/15/25	58,355	55,727
2.25% 4/30/21	42,310	42,041
2.25% 7/31/21	31,690	31,423
2.25% 12/31/23	2,930	2,854
2.25% 1/31/24	76,020	73,995
2.25% 10/31/24	133,930	129,535
2.25% 11/15/24	85,930	83,060
2.25% 12/31/24	172,650	166,789
2.25% 11/15/25	106,250	101,950
2.25% 2/15/27	130,890	124,346
2.25% 8/15/27	116,540	110,408
2.25% 11/15/27	199,430	188,703
2.375% 1/31/23	42,210	41,677
2.375% 8/15/24	78,790	76,928
2.375% 5/15/27	89,320	85,670
2.5% 8/15/23	97,170	96,217
2.5% 5/15/24	95,500	94,112
2.5% 1/31/25	30,160	29,598
2.625% 8/15/20	141,000	141,887
2.625% 11/15/20	94,180	94,772
2.625% 2/28/23	61,000	60,933
2.75% 11/15/23	102,790	102,991
2.75% 2/15/24	135,610	135,711
2.75% 2/28/25	32,370	32,266
2.75% 2/15/28	42,350	41,922
3.125% 5/15/21	50,876	51,890
3.375% 11/15/19	27,740	28,267
3.5% 5/15/20	81,800	83,867
3.625% 2/15/20	59,600	61,127
3.625% 2/15/21	39,800	41,160

TOTAL U.S. TREASURY OBLIGATIONS		14,809,439

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,482,047)		15,185,292

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 13.5%
12 month U.S. LIBOR + 1.530% 3.253% 11/1/34 (b)(c)	7,079	7,328
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,835	2,970
12 month U.S. LIBOR + 1.880% 3.608% 11/1/34 (b)(c)	509	532
2.5% 3/1/22 to 2/1/47	416,804	407,238
2.5% 3/1/33 (d)	1,400	1,365
3% 4/1/24 to 3/1/48	1,395,642	1,369,520
3% 3/1/33 (d)	10,200	10,156
3% 3/1/48 (d)	4,200	4,070
3.5% 9/1/18 to 3/1/48	1,413,354	1,418,129
3.5% 3/1/33 (d)	3,800	3,864
3.5% 3/1/48 (d)	54,800	54,700
4% 7/1/18 to 10/1/47	881,632	907,018
4% 3/1/33 (d)	1,000	1,024
4% 11/1/41	27	28
4% 3/1/48 (d)	28,500	29,195
4.5% 1/1/19 to 8/1/47	303,369	319,597
4.5% 3/1/48 (d)	22,800	23,881
4.5% 3/1/48 (d)	5,000	5,237
4.5% 3/1/48 (d)	7,000	7,332
5% 12/1/20 to 8/1/47	133,734	143,941
5% 3/1/48 (d)	100	107
5.5% 7/1/23 to 5/1/44	100,311	110,163
5.5% 5/1/44 (d)	8,904	9,787
6% 2/1/23 to 7/1/41	37,486	41,769
6.5% 3/1/22 to 6/1/40	14,267	16,033
4% 8/1/20	500	512

TOTAL FANNIE MAE		4,895,496

Freddie Mac - 6.6%
12 month U.S. LIBOR + 1.915% 3.665% 9/1/37 (b)(c)	672	695
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.627% 3/1/36 (b)(c)	3,947	4,068
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.483% 12/1/35 (b)(c)	2,982	3,139
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.192% 3/1/35 (b)(c)	1,376	1,452
2.5% 1/1/22 to 10/1/32	206,901	202,639
3% 3/1/27 to 2/1/48	795,247	778,220
3% 8/1/47	991	960
3.5% 9/1/25 to 12/1/47	768,276	771,070
3.5% 8/1/47	2,087	2,087
3.5% 9/1/47	495	495
3.5% 9/1/47	31,945	32,021
4% 4/1/25 to 10/1/47	411,323	422,992
4.5% 6/1/25 to 9/1/47	113,026	119,181
5% 4/1/23 to 9/1/40	38,103	41,242
5.5% 5/1/23 to 6/1/41	36,949	40,619
6% 4/1/32 to 8/1/37	1,096	1,223
6.5% 8/1/36 to 12/1/37	249	280

TOTAL FREDDIE MAC		2,422,383

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	92	89
Ginnie Mae - 8.1%
3.5% 10/15/40 to 10/20/47	1,157,052	1,167,676
4% 1/15/25 to 7/20/47	504,383	520,924
5% 7/15/38 to 12/20/47	78,438	84,588
2.5% 10/20/42 to 11/20/47	26,415	25,111
3% 4/15/42 to 2/20/48	822,938	807,125
3% 3/1/48 (d)	7,700	7,529
3.5% 3/1/48 (d)	34,100	34,296
4% 3/1/48 (d)	13,800	14,159
4.5% 3/20/33 to 3/20/47	182,830	191,761
4.5% 3/1/48 (d)	7,600	7,905
4.5% 3/1/48 (d)	12,700	13,210
4.5% 3/1/48 (d)	3,400	3,536
4.5% 4/1/48 (d)	20,300	21,090
5% 3/1/48 (d)	200	210
5.5% 10/20/32 to 7/20/47	28,699	31,428
6% 5/20/34 to 12/15/40	9,988	11,282
6.5% 8/20/36 to 1/15/39	1,926	2,196

TOTAL GINNIE MAE		2,944,026

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,520,841)		10,261,994

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,520
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,322
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,778
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,008
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,669
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,840
2.19% 11/20/23	5,680	5,554
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,631
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,744
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	164	164
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,905
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,384
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,927
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	741	741
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,051
TOTAL ASSET-BACKED SECURITIES
(Cost $102,669)		101,737

Commercial Mortgage Securities - 1.6%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,083
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,972
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	11,976
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	14,140	14,555
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	18,931
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	11,078
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,618
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,179
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,730
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,896
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	19,540
Series K034 Class A2, 3.531% 7/25/23	9,000	9,218
Series K057 Class A2, 2.57% 7/25/26	5,660	5,397
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,562
Series K013 Class A2, 3.974% 1/25/21	11,575	11,947
Series K020 Class A2, 2.373% 5/25/22	10,400	10,206
Series K036 Class A2, 3.527% 10/25/23	8,975	9,187
Series K046 Class A2, 3.205% 3/25/25	33,300	33,374
Series K053 Class A2, 2.995% 12/25/25	7,111	7,024
Series K056 Class A2, 2.5382% 5/25/26	20,750	19,737
Series K062 Class A1, 3.032% 9/25/26	21,265	21,167
Series K064 Class A2, 3.224% 3/25/27	17,250	17,185
Series K068 Class A2, 3.244% 8/25/27	8,060	8,028
Series K730 Class A2, 3.59% 1/25/25 (d)	38,680	39,746
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,149
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,407
Series 2014-C21 Class A5, 3.7748% 8/15/47	18,530	18,982
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,858
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,365	20,652
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,080
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,383
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,656
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,588
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	18,892	19,736
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,799
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,059
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,555
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	9,922
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,640
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $585,495)		571,802

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,858
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,563
California Gen. Oblig. 7.55% 4/1/39	15,000	22,585
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,812
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,391
Series 2011, 5.877% 3/1/19	9,700	9,935
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,185
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,822
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,359
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,353
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,896
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,858
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,055
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,301
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,070
Series 2010 164, 5.647% 11/1/40	5,210	6,559
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,046
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,831
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,477
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,261
Series 2015 AP, 3.931% 5/15/45	3,740	3,780
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,595
TOTAL MUNICIPAL SECURITIES
(Cost $171,142)		189,592

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 1.9% 12/6/19	$9,500	$9,392
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,166
Canadian Government:
1.125% 3/19/18	6,640	6,637
2% 11/15/22	4,730	4,573
Chilean Republic:
3.125% 1/21/26	1,000	984
3.25% 9/14/21	9,000	9,054
3.35% 2/2/28	2,800	2,706
3.86% 6/21/47	3,000	2,850
Colombian Republic:
2.625% 3/15/23	7,575	7,223
4% 2/26/24	4,825	4,849
4.5% 1/28/26	1,000	1,029
5% 6/15/45	8,640	8,597
5.625% 2/26/44	7,775	8,389
6.125% 1/18/41	4,750	5,410
7.375% 3/18/19	3,450	3,605
Export Development Canada 1.5% 10/3/18	1,700	1,694
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,022
Hungarian Republic 5.75% 11/22/23	18,900	20,937
Israeli State 4% 6/30/22	7,000	7,243
Italian Republic 6.875% 9/27/23	6,000	6,985
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,519
3% 6/30/25	2,400	2,409
KfW:
1.5% 4/20/20	2,825	2,766
1.875% 4/1/19	16,930	16,862
2.125% 1/17/23	12,000	11,609
2.75% 10/1/20	4,175	4,195
4% 1/27/20	3,000	3,088
4.875% 6/17/19	25,000	25,818
Korean Republic 7.125% 4/16/19	6,650	6,971
Manitoba Province:
2.1% 9/6/22	1,900	1,827
2.125% 5/4/22	4,000	3,872
3.05% 5/14/24	1,500	1,491
New Brunswick Province 2.75% 6/15/18	4,350	4,359
Ontario Province:
2.25% 5/18/22	5,820	5,660
2.4% 2/8/22	5,210	5,110
2.5% 4/27/26	5,000	4,739
4% 10/7/19	15,000	15,352
Panamanian Republic:
3.75% 3/16/25	3,800	3,842
3.875% 3/17/28	9,600	9,686
4% 9/22/24	4,800	4,944
4.3% 4/29/53	5,675	5,596
5.2% 1/30/20	1,800	1,881
Peruvian Republic:
4.125% 8/25/27	2,800	2,901
5.625% 11/18/50	7,150	8,544
6.55% 3/14/37	3,075	3,968
7.125% 3/30/19	1,900	1,991
Philippine Republic:
3.95% 1/20/40	8,100	7,922
4.2% 1/21/24	4,765	4,965
6.375% 10/23/34	10,375	13,180
6.5% 1/20/20	6,144	6,536
Polish Government:
3.25% 4/6/26	6,600	6,511
4% 1/22/24	4,550	4,710
5% 3/23/22	14,500	15,492
Province of British Columbia 2.25% 6/2/26	3,770	3,513
Province of Quebec:
2.375% 1/31/22	3,800	3,726
2.75% 8/25/21	20,000	19,945
2.75% 4/12/27	4,750	4,565
2.875% 10/16/24	2,075	2,042
Quebec Province 2.5% 4/20/26	5,660	5,374
Ukraine Government 1.471% 9/29/21	10,300	9,900
United Mexican States:
3.5% 1/21/21	7,400	7,537
3.625% 3/15/22	3,000	3,045
3.75% 1/11/28	9,000	8,622
4% 10/2/23	18,750	19,106
4.125% 1/21/26	3,200	3,229
4.35% 1/15/47	14,410	13,055
4.6% 1/23/46	5,800	5,417
4.6% 2/10/48	4,750	4,458
4.75% 3/8/44	9,700	9,336
5.55% 1/21/45	3,916	4,186
6.05% 1/11/40	4,800	5,400
Uruguay Republic:
4.125% 11/20/45	4,750	4,477
4.375% 10/27/27	12,250	12,629
4.5% 8/14/24	3,625	3,828
5.1% 6/18/50	5,755	5,977
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $535,431)		531,028

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,900
1.25% 7/26/21	9,390	8,963
1.625% 10/2/18	2,800	2,792
2.375% 9/23/21	2,900	2,872
Asian Development Bank:
1.125% 6/5/18	7,290	7,276
1.5% 1/22/20	4,750	4,671
1.75% 9/13/22	14,272	13,646
1.875% 4/12/19	12,000	11,947
1.875% 2/18/22	2,000	1,938
2% 4/24/26	6,300	5,852
2.125% 11/24/21	4,825	4,731
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,533
1.75% 6/14/19	4,700	4,669
1.75% 11/26/19	2,875	2,845
2.125% 3/7/22	4,690	4,581
European Investment Bank:
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,545
1.375% 6/15/20	2,725	2,656
1.375% 9/15/21	17,570	16,798
1.625% 12/18/18	30,900	30,775
1.625% 6/15/21	7,000	6,773
1.75% 6/17/19	8,625	8,565
1.875% 3/15/19	3,000	2,989
1.875% 2/10/25	3,000	2,792
2% 3/15/21	4,770	4,682
2% 12/15/22	14,167	13,648
2.125% 10/15/21	2,840	2,785
2.25% 3/15/22	15,900	15,594
2.25% 8/15/22	1,880	1,835
2.375% 6/15/22	14,000	13,770
2.375% 5/24/27	4,000	3,788
2.5% 4/15/21	4,650	4,632
2.5% 10/15/24	5,725	5,568
2.875% 9/15/20	9,000	9,075
3.25% 1/29/24	2,000	2,034
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,362
1.75% 9/14/22	6,150	5,887
2.125% 1/15/25	1,830	1,742
3% 10/4/23	3,575	3,601
3.875% 9/17/19	5,000	5,116
4.375% 1/24/44	4,000	4,618
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,586
1.125% 8/10/20	19,800	19,161
1.375% 9/20/21	5,230	5,005
1.625% 3/9/21	6,000	5,835
1.625% 2/10/22	3,900	3,742
1.75% 4/19/23	6,700	6,355
1.875% 10/7/19	3,825	3,798
1.875% 10/7/22	17,000	16,338
1.875% 10/27/26	4,760	4,343
2.25% 6/24/21	16,075	15,879
2.5% 11/25/24	5,700	5,542
2.5% 7/29/25	3,790	3,669
International Finance Corp.:
1.125% 7/20/21	6,550	6,229
1.625% 7/16/20	2,870	2,814
1.75% 9/16/19	11,350	11,248
Nordic Investment Bank 1.125% 2/25/19	6,600	6,527
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $400,338)		393,121

Bank Notes - 0.0%
Bank of America NA 6% 10/15/36	2,419	2,980
KeyBank NA 2.5% 12/15/19	4,000	3,979
PNC Bank NA 2.4% 10/18/19	4,750	4,719
Regions Bank 7.5% 5/15/18	2,000	2,021
UBS AG Stamford Branch 5.75% 4/25/18	830	834
TOTAL BANK NOTES
(Cost $14,124)		14,533
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.41% (e)
(Cost $179,472)	179,436,525	179,472
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $37,199,553)		36,625,754
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(291,922)
NET ASSETS - 100%		$36,333,832

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 3/1/48
(Proceeds $21,098)	$(20,300)	$(21,115)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,095,000 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,271
Total	$1,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$9,197,183	$--	$9,197,183	$--
U.S. Government and Government Agency Obligations	15,185,292	--	15,185,292	--
U.S. Government Agency - Mortgage Securities	10,261,994	--	10,261,994	--
Asset-Backed Securities	101,737	--	101,737	--
Commercial Mortgage Securities	571,802	--	571,802	--
Municipal Securities	189,592	--	189,592	--
Foreign Government and Government Agency Obligations	531,028	--	531,028	--
Supranational Obligations	393,121	--	393,121	--
Bank Notes	14,533	--	14,533	--
Money Market Funds	179,472	179,472	--	--
Total Investments in Securities:	$36,625,754	$179,472	$36,446,282	$--
Other Financial Instruments:
TBA Sale Commitments	$(21,115)	$--	$(21,115)	$--
Total Other Financial Instruments:	$(21,115)	$--	$(21,115)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $37,020,081)	$36,446,282
Fidelity Central Funds (cost $179,472)	179,472
Total Investment in Securities (cost $37,199,553)		$36,625,754
Cash		660
Receivable for investments sold		140,746
Receivable for TBA sale commitments		21,098
Receivable for fund shares sold		35,370
Interest receivable		186,722
Distributions receivable from Fidelity Central Funds		147
Other receivables		231
Total assets		37,010,728
Liabilities
Payable for investments purchased
Regular delivery	$295,055
Delayed delivery	292,535
TBA sale commitments, at value	21,115
Payable for fund shares redeemed	51,079
Distributions payable	15,911
Accrued management fee	756
Other affiliated payables	213
Other payables and accrued expenses	232
Total liabilities		676,896
Net Assets		$36,333,832
Net Assets consist of:
Paid in capital		$36,920,237
Undistributed net investment income		17,930
Accumulated undistributed net realized gain (loss) on investments		(30,519)
Net unrealized appreciation (depreciation) on investments		(573,816)
Net Assets		$36,333,832
Investor Class:
Net Asset Value, offering price and redemption price per share ($311,085 ÷ 27,530 shares)		$11.30
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,929,189 ÷ 790,417 shares)		$11.30
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,129,251 ÷ 365,515 shares)		$11.30
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($17,731,569 ÷ 1,569,637 shares)		$11.30
Class F:
Net Asset Value, offering price and redemption price per share ($5,232,738 ÷ 463,210 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$442,648
Income from Fidelity Central Funds		1,271
Total income		443,919
Expenses
Management fee	$4,276
Transfer agent fees	1,288
Independent trustees' fees and expenses	64
Miscellaneous	48
Total expenses before reductions	5,676
Expense reductions	(3)	5,673
Net investment income (loss)		438,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,436
Total net realized gain (loss)		2,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,242,945)
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		(1,242,943)
Net gain (loss)		(1,240,507)
Net increase (decrease) in net assets resulting from operations		$(802,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$438,246	$719,313
Net realized gain (loss)	2,436	1,389
Change in net unrealized appreciation (depreciation)	(1,242,943)	(492,820)
Net increase (decrease) in net assets resulting from operations	(802,261)	227,882
Distributions to shareholders from net investment income	(441,951)	(707,986)
Distributions to shareholders from net realized gain	(20,168)	(6,944)
Total distributions	(462,119)	(714,930)
Share transactions - net increase (decrease)	4,696,050	7,703,646
Total increase (decrease) in net assets	3,431,670	7,216,598
Net Assets
Beginning of period	32,902,162	25,685,564
End of period	$36,333,832	$32,902,162
Other Information
Undistributed net investment income end of period	$17,930	$21,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.140	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.402)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	(.262)	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.141)	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.148)	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.30	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB,C	(2.26)%	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.14%F	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.14%F	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.14%F	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.44%F	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$311	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.145	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.402)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	(.257)	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.146)	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.153)	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%F	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.54%F	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,929	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.402)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	(.256)	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.147)	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.55%F	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,129	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.402)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$17,732	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.402)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$5,233	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investing manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$336,034
Gross unrealized depreciation	(896,415)
Net unrealized appreciation (depreciation)	$(560,381)
Tax cost	$37,186,135

The Fund elected to defer to its next fiscal year approximately $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,522,793 and $454,482, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$184
Premium Class	901
Institutional Class	203
$1,288

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $532.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Investor Class	$3,908	$9,080
Premium Class	114,000	207,464
Institutional Class	51,636	94,435
Institutional Premium Class	211,272	304,666
Class F	61,135	92,341
Total	$441,951	$707,986
From net realized gain
Investor Class	$197	$108
Premium Class	5,410	2,163
Institutional Class	2,492	995
Institutional Premium Class	9,336	2,769
Class F	2,733	909
Total	$20,168	$6,944

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Investor Class
Shares sold	9,265	26,655	$107,052	$309,794
Reinvestment of distributions	342	724	3,936	8,413
Shares redeemed	(10,551)	(36,966)	(121,906)	(429,424)
Net increase (decrease)	(944)	(9,587)	$(10,918)	$(111,217)
Premium Class
Shares sold	143,219	292,880	$1,652,598	$3,404,153
Reinvestment of distributions	9,788	17,088	112,793	198,513
Shares redeemed	(128,834)	(238,163)	(1,485,579)	(2,760,693)
Net increase (decrease)	24,173	71,805	$279,812	$841,973
Institutional Class
Shares sold	94,560	137,818	$1,090,067	$1,600,642
Reinvestment of distributions	4,649	8,184	53,575	95,075
Shares redeemed	(78,410)	(122,442)	(905,750)	(1,418,561)
Net increase (decrease)	20,799	23,560	$237,892	$277,156
Institutional Premium Class
Shares sold	384,303	608,892	$4,432,542	$7,067,151
Reinvestment of distributions	11,743	19,755	135,284	229,483
Shares redeemed	(122,781)	(150,534)	(1,408,784)	(1,745,549)
Net increase (decrease)	273,265	478,113	$3,159,042	$5,551,085
Class F
Shares sold	91,416	112,532	$1,054,765	$1,303,276
Reinvestment of distributions	5,546	8,028	63,868	93,250
Shares redeemed	(7,712)	(21,808)	(88,411)	(251,877)
Net increase (decrease)	89,250	98,752	$1,030,222	$1,144,649

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.14%
Actual		$1,000.00	$977.40	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70
Premium Class	.05%
Actual		$1,000.00	$977.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity U.S. Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.03% to 0.025%.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.04% (0.035% effective August 1, 2017); Institutional Premium Class: 0.03% (0.025% effective August 1, 2017); Investor Class: 0.15% (0.14% effective August 1, 2017); Premium Class: 0.05% (0.045% effective August 1, 2017); and Class F: 0.03% (0.025% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UII-UDV-SANN-0418
1.925933.106

Fidelity® U.S. Bond Index Fund Class F Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	70.6%
AAA	3.8%
AA	3.0%
A	9.6%
BBB	12.1%
BB and Below	0.9%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	25.3%
U.S. Government and U.S. Government Agency Obligations	70.6%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.5%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 7.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,625
1.7% 9/9/21	4,500	4,312
2.125% 10/10/18	6,550	6,538
2.15% 3/13/20	8,550	8,443
2.25% 8/15/19	7,650	7,608
2.3% 9/9/26	5,000	4,594
Ford Motor Co. 4.75% 1/15/43	7,650	7,061
General Motors Co.:
5.2% 4/1/45	4,270	4,212
6.6% 4/1/36	5,840	6,788
6.75% 4/1/46	7,155	8,452
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,640
3.25% 1/5/23	7,200	7,050
3.85% 1/5/28	7,000	6,650
4% 1/15/25	6,170	6,117
4% 10/6/26	3,680	3,599
4.3% 7/13/25	12,400	12,433
4.375% 9/25/21	9,190	9,454
		117,576
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,084
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	1,623	1,629
2.9% 2/21/21	4,750	4,731
3.75% 8/21/28	4,650	4,600
4.3% 2/21/48	4,970	4,970
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,540
3.959% 7/1/38	4,725	4,947
Northwestern University 4.643% 12/1/44	3,350	3,810
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,379
3.619% 10/1/37	1,000	990
Rice University 3.774% 5/15/55	1,900	1,867
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,291
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,108
University of Southern California 5.25% 10/1/2111	2,000	2,364
		43,310
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,297
3.7% 1/30/26	16,870	16,923
4.875% 12/9/45	5,430	5,881
5.35% 3/1/18	2,317	2,317
6.3% 3/1/38	7,045	9,060
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,767
Starbucks Corp.:
2.45% 6/15/26	10,000	9,312
3.85% 10/1/23	1,875	1,951
		50,508
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,274
3.15% 8/22/27 (a)	10,460	10,083
3.875% 8/22/37 (a)	5,060	5,040
4.05% 8/22/47 (a)	12,940	12,870
4.25% 8/22/57 (a)	6,640	6,623
4.8% 12/5/34	6,000	6,645
		47,535
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,060
5.4% 10/1/43	3,875	4,500
5.65% 8/15/20	1,000	1,065
6.15% 3/1/37	3,955	4,884
6.15% 2/15/41	10,500	13,238
6.9% 3/1/19	2,110	2,196
6.9% 8/15/39	2,000	2,696
7.75% 12/1/45	3,160	4,803
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,349
CBS Corp.:
3.375% 2/15/28	10,550	9,873
4% 1/15/26	6,000	5,985
4.6% 1/15/45	7,300	7,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,538
4.908% 7/23/25	7,980	8,218
6.384% 10/23/35	13,450	15,186
6.484% 10/23/45	4,690	5,283
Comcast Corp.:
1.625% 1/15/22	10,500	9,959
2.35% 1/15/27	23,800	21,376
3.125% 7/15/22	3,000	2,995
3.15% 3/1/26	5,000	4,822
3.3% 2/1/27	11,910	11,502
3.375% 8/15/25	13,700	13,485
3.969% 11/1/47	5,200	4,857
4.65% 7/15/42	9,000	9,292
4.75% 3/1/44	5,400	5,750
5.7% 5/15/18	2,940	2,960
5.7% 7/1/19	8,500	8,839
6.4% 3/1/40	1,000	1,278
6.55% 7/1/39	3,000	3,886
6.95% 8/15/37	6,700	8,958
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,287
4.875% 4/1/43	4,900	4,673
5.05% 6/1/20	3,200	3,336
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,838
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,937
6.75% 7/1/18	1,162	1,178
7.3% 7/1/38	4,000	4,797
8.75% 2/14/19	2,368	2,495
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,983
3.55% 6/1/24	3,000	2,972
3.6% 7/15/25	6,340	6,160
3.8% 2/15/27	9,000	8,710
4% 1/15/22	1,000	1,026
4.65% 6/1/44	3,000	2,910
4.85% 7/15/45	3,000	2,998
Viacom, Inc.:
4.25% 9/1/23	7,775	7,975
4.375% 3/15/43	2,635	2,369
5.625% 9/15/19	1,000	1,041
Walt Disney Co.:
1.85% 5/30/19	1,500	1,491
1.85% 7/30/26	5,110	4,531
2.3% 2/12/21	4,740	4,676
2.55% 2/15/22	2,810	2,768
3% 7/30/46	4,500	3,822
3.15% 9/17/25	9,470	9,370
4.125% 6/1/44	5,700	5,914
5.5% 3/15/19	2,000	2,059
		326,281
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,231
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,441
4.3% 2/15/43	4,750	3,816
Nordstrom, Inc.:
4% 3/15/27	4,510	4,404
5% 1/15/44	2,000	1,929
Target Corp.:
3.875% 7/15/20	3,000	3,088
4% 7/1/42	7,000	6,863
		32,772
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,877
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,762
3.25% 4/15/25	4,000	3,858
3.7% 4/15/22	5,500	5,585
3.75% 6/1/27	5,804	5,688
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,002
3% 4/1/26	10,030	9,728
3.75% 2/15/24	6,725	6,937
3.9% 6/15/47	3,400	3,349
4.2% 4/1/43	1,575	1,613
4.25% 4/1/46	3,280	3,396
4.875% 2/15/44	2,875	3,234
5.875% 12/16/36	10,400	13,283
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,233
4.05% 5/3/47	8,000	7,834
4.625% 4/15/20	2,000	2,064
4.65% 4/15/42	6,500	6,940
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,893
		92,276
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,063

TOTAL CONSUMER DISCRETIONARY		714,321

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,740
2.65% 2/1/21	19,340	19,160
3.3% 2/1/23	10,250	10,206
3.65% 2/1/26	60,530	59,984
4.625% 2/1/44	5,750	5,922
4.7% 2/1/36	4,870	5,118
4.9% 2/1/46	18,180	19,383
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,479
3.75% 1/15/22	8,000	8,160
4.439% 10/6/48	7,394	7,366
5.375% 1/15/20	1,500	1,570
8.2% 1/15/39	2,800	4,203
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,698
3.7% 12/6/26	7,550	7,482
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,805
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,723
3% 7/15/26	17,400	16,258
4.2% 7/15/46	13,230	12,402
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,830
2.25% 5/2/22	12,000	11,662
2.375% 10/6/26	6,750	6,218
3% 10/15/27	18,210	17,515
3.6% 8/13/42	3,000	2,794
4.25% 10/22/44	6,000	6,250
4.45% 4/14/46	800	851
4.875% 11/1/40	2,300	2,601
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,830
2.875% 10/27/25	9,580	9,312
3.15% 11/15/20	3,700	3,744
		282,266
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,836
CVS Health Corp.:
2.25% 8/12/19	3,750	3,718
2.8% 7/20/20	8,400	8,341
2.875% 6/1/26	7,500	6,838
3.875% 7/20/25	4,660	4,604
4.875% 7/20/35	3,100	3,220
5.125% 7/20/45	8,810	9,190
5.3% 12/5/43	4,391	4,715
Kroger Co.:
2.65% 10/15/26	2,850	2,576
3.5% 2/1/26	4,000	3,888
5.15% 8/1/43	2,725	2,814
Sysco Corp.:
3.3% 7/15/26	3,280	3,187
3.75% 10/1/25	5,700	5,756
Walgreen Co. 3.1% 9/15/22	2,850	2,801
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,734
4.65% 6/1/46	5,500	5,350
Walmart, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,197
4.3% 4/22/44	6,000	6,470
5.625% 4/1/40	2,000	2,555
5.625% 4/15/41	4,600	5,940
6.5% 8/15/37	8,275	11,475
		131,097
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,582
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,755
General Mills, Inc.:
2.2% 10/21/19	7,000	6,938
5.65% 2/15/19	13,501	13,871
H.J. Heinz Co.:
3% 6/1/26	13,000	11,942
4.375% 6/1/46	1,830	1,662
5% 7/15/35	3,500	3,640
5.2% 7/15/45	5,180	5,277
Kellogg Co.:
3.125% 5/17/22	1,875	1,874
3.25% 5/21/18	2,800	2,805
3.25% 4/1/26	3,720	3,548
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,668
5% 6/4/42	2,825	2,812
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,664
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,701
Unilever Capital Corp.:
2% 7/28/26	2,000	1,791
2.2% 3/6/19	7,475	7,453
3.1% 7/30/25	2,900	2,845
		104,828
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,265
2.4% 3/1/22	5,200	5,079
2.4% 6/1/23	8,000	7,716
3.2% 7/30/46	2,500	2,189
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,967
2.3% 2/6/22	4,700	4,611
2.85% 8/11/27	4,500	4,286
3.1% 8/15/23	10,000	10,031
		46,144
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,081
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,882
4.25% 8/9/42	9,780	9,672
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,229
3.222% 8/15/24 (a)	10,300	9,921
3.557% 8/15/27 (a)	9,500	9,081
4.54% 8/15/47 (a)	11,340	11,030
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,502
2.125% 5/10/23	3,100	2,927
2.75% 2/25/26	3,750	3,539
3.875% 8/21/42	4,825	4,528
4.5% 3/26/20	2,000	2,068
4.875% 11/15/43	6,000	6,508
5.65% 5/16/18	6,789	6,837
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,268
4.85% 9/15/23	1,800	1,924
5.85% 8/15/45	4,240	4,911
7.25% 6/15/37	7,220	9,517
		122,222

TOTAL CONSUMER STAPLES		696,638

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	2,214
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,571
Halliburton Co.:
3.8% 11/15/25	10,380	10,374
5% 11/15/45	7,540	8,151
7.45% 9/15/39	1,500	2,057
		26,367
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,895
4.85% 3/15/21	10,145	10,586
6.2% 3/15/40	2,000	2,350
6.45% 9/15/36	2,675	3,187
6.6% 3/15/46	4,650	5,797
Apache Corp. 5.1% 9/1/40	3,000	3,076
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,905
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,772
2.315% 2/13/20	1,800	1,785
2.5% 11/6/22	3,000	2,916
2.521% 1/15/20	6,000	5,975
3.017% 1/16/27	9,500	9,056
3.062% 3/17/22	3,750	3,742
3.245% 5/6/22	7,750	7,791
3.279% 9/19/27	12,740	12,301
4.5% 10/1/20	2,000	2,078
4.75% 3/10/19	1,000	1,023
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,865
4.95% 6/1/47	6,400	6,638
6.25% 3/15/38	6,850	8,257
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,648
3.8% 9/15/23	1,750	1,738
4.25% 4/15/27	9,500	9,284
5.4% 6/15/47	9,400	9,414
6.75% 11/15/39	2,000	2,293
Chevron Corp.:
1.718% 6/24/18	7,525	7,515
1.961% 3/3/20	8,625	8,510
2.1% 5/16/21	13,750	13,432
2.193% 11/15/19	11,400	11,336
2.954% 5/16/26	11,000	10,552
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,054
4.5% 6/1/25	3,325	3,412
ConocoPhillips Co.:
3.35% 5/15/25	6,810	6,741
4.95% 3/15/26	24,550	26,668
5.95% 3/15/46	6,000	7,566
6.5% 2/1/39	7,529	9,846
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,681
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,960
5% 6/15/45	3,500	3,666
5.6% 7/15/41	2,875	3,214
Ecopetrol SA:
5.375% 6/26/26	4,740	5,005
5.875% 5/28/45	3,800	3,811
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,912
6.5% 4/15/18	1,000	1,005
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,779
5.5% 12/1/46	14,490	16,311
Encana Corp.:
3.9% 11/15/21	4,900	4,987
6.5% 2/1/38	5,000	6,075
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,438
4.15% 10/1/20	4,500	4,590
5.15% 3/15/45	8,000	7,542
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,767
3.95% 2/15/27	25,880	26,171
4.05% 2/15/22	9,325	9,591
4.85% 8/15/42	2,500	2,605
4.85% 3/15/44	5,000	5,209
4.9% 5/15/46	4,280	4,499
5.7% 2/15/42	2,000	2,314
6.65% 4/15/18	2,000	2,010
7.55% 4/15/38	2,000	2,701
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,777
5.625% 6/1/19	1,000	1,034
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,861
3.043% 3/1/26	8,330	8,141
3.567% 3/6/45	6,650	6,308
Hess Corp.:
3.5% 7/15/24	3,800	3,694
5.6% 2/15/41	3,400	3,505
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,419
3.45% 2/15/23	12,200	12,079
3.5% 9/1/23	2,000	1,970
3.95% 9/1/22	7,000	7,101
5% 3/1/43	1,000	976
5.5% 3/1/44	6,997	7,221
5.625% 9/1/41	1,000	1,037
6.55% 9/15/40	3,000	3,460
Kinder Morgan, Inc.:
5.2% 3/1/48	4,000	4,017
5.3% 12/1/34	8,550	8,823
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,297
5% 3/1/26	3,000	3,234
6.55% 7/15/19	4,592	4,817
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,937
5.2% 6/1/45	5,000	5,282
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,059
6.5% 3/1/41	1,000	1,203
MPLX LP:
4.125% 3/1/27	9,450	9,371
4.7% 4/15/48	7,300	7,029
5.2% 3/1/47	6,120	6,294
Nexen, Inc. 5.875% 3/10/35	3,710	4,316
Noble Energy, Inc. 4.95% 8/15/47	13,800	14,167
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,882
3.125% 2/15/22	2,000	2,004
3.4% 4/15/26	3,400	3,353
4.1% 2/15/47	2,820	2,740
4.4% 4/15/46	5,100	5,197
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,011
3.375% 10/1/22	5,000	4,978
ONEOK, Inc. 4.95% 7/13/47	5,850	5,935
Petro-Canada 6.8% 5/15/38	8,445	11,191
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,476
4.625% 9/21/23	10,420	10,473
4.875% 1/24/22	18,010	18,468
5.35% 2/12/28 (a)	9,680	9,515
5.5% 6/27/44	2,748	2,462
5.625% 1/23/46	5,680	5,086
6.35% 2/12/48 (a)	8,800	8,579
6.375% 1/23/45	10,400	10,088
6.5% 3/13/27 (a)	11,320	12,100
6.5% 3/13/27 (a)	5,700	6,093
6.75% 9/21/47	5,486	5,579
6.75% 9/21/47 (a)	7,750	7,881
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,048
5.875% 5/1/42	9,500	11,299
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,874
4.65% 10/15/25	12,250	12,352
4.9% 2/15/45	1,900	1,763
5.75% 1/15/20	1,000	1,046
6.65% 1/15/37	2,795	3,176
Shell International Finance BV:
1.75% 9/12/21	6,500	6,228
2.125% 5/11/20	8,300	8,197
2.375% 8/21/22	3,000	2,919
3.25% 5/11/25	4,160	4,109
4% 5/10/46	4,000	3,960
4.375% 5/11/45	13,300	13,974
6.375% 12/15/38	4,200	5,548
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,090
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,884
3.375% 10/15/26	16,310	15,532
4.75% 3/15/24	4,825	5,082
Statoil ASA:
2.25% 11/8/19	8,000	7,947
3.7% 3/1/24	3,650	3,734
5.1% 8/17/40	2,000	2,307
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,800
6.85% 6/1/39	2,000	2,695
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,192
5.3% 4/1/44	5,800	5,628
5.4% 10/1/47	5,500	5,377
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,718
5.75% 6/24/44	1,900	2,019
Total Capital International SA:
2.1% 6/19/19	4,275	4,248
2.7% 1/25/23	1,900	1,860
2.75% 6/19/21	6,000	5,974
2.875% 2/17/22	4,175	4,144
3.75% 4/10/24	2,000	2,054
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,863
4.875% 1/15/26	5,000	5,430
6.1% 6/1/40	6,700	8,292
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,600
Valero Energy Corp. 6.625% 6/15/37	5,420	6,724
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,369
4% 7/1/22	3,000	3,016
4.5% 3/1/28	7,000	7,044
5.3% 3/1/48	7,000	6,998
Williams Partners LP:
3.35% 8/15/22	2,800	2,773
3.75% 6/15/27	23,360	22,579
3.9% 1/15/25	3,525	3,499
		938,332

TOTAL ENERGY		964,699

FINANCIALS - 8.2%
Banks - 4.5%
Asian Development Bank:
2.25% 1/20/21	2,948	2,921
2.5% 11/2/27	6,700	6,392
2.625% 1/12/27	6,500	6,297
2.75% 1/19/28	4,900	4,789
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,734
Bank of America Corp.:
2.503% 10/21/22	9,000	8,693
2.6% 1/15/19	545	545
2.625% 4/19/21	7,000	6,899
2.65% 4/1/19	17,925	17,934
3.004% 12/20/23 (a)(b)	10,595	10,367
3.248% 10/21/27	3,750	3,565
3.366% 1/23/26 (b)	10,600	10,354
3.419% 12/20/28 (a)(b)	18,125	17,354
3.593% 7/21/28 (b)	11,100	10,797
3.705% 4/24/28 (b)	8,800	8,637
4% 4/1/24	4,864	4,990
4% 1/22/25	6,000	6,027
4.1% 7/24/23	7,000	7,237
4.183% 11/25/27	5,150	5,148
4.2% 8/26/24	8,500	8,670
4.25% 10/22/26	4,000	4,039
4.443% 1/20/48 (b)	15,250	15,834
4.45% 3/3/26	13,000	13,292
5% 1/21/44	5,370	6,032
Bank of Montreal 2.375% 1/25/19	3,700	3,695
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,041
4.5% 12/16/25	15,880	16,227
Barclays PLC:
2.75% 11/8/19	10,000	9,940
3.25% 1/12/21	7,500	7,447
4.337% 1/10/28	5,600	5,551
4.375% 1/12/26	5,000	5,005
4.836% 5/9/28	9,600	9,456
4.95% 1/10/47	6,000	6,170
5.25% 8/17/45	5,600	6,006
BB&T Corp.:
2.05% 6/19/18	1,900	1,899
2.75% 4/1/22	8,870	8,744
Bnp Paribas Mtn Be 2.375% 5/21/20	11,600	11,460
BNP Paribas SA 2.7% 8/20/18	4,900	4,913
BPCE SA:
2.25% 1/27/20	4,000	3,943
2.5% 7/15/19	12,100	12,043
4% 4/15/24	2,000	2,040
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,033
Capital One NA:
2.25% 9/13/21	9,000	8,675
2.4% 9/5/19	7,000	6,949
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	11,250	10,842
2.35% 8/2/21	21,100	20,554
2.5% 9/26/18	750	750
2.5% 7/29/19	7,400	7,373
2.55% 4/8/19	3,700	3,695
2.75% 4/25/22	14,590	14,280
3.668% 7/24/28 (b)	7,580	7,415
3.7% 1/12/26	11,130	11,057
3.887% 1/10/28 (b)	4,500	4,480
4.125% 7/25/28	15,440	15,329
4.4% 6/10/25	4,000	4,106
4.6% 3/9/26	6,000	6,196
4.75% 5/18/46	7,870	8,051
5.3% 5/6/44	2,000	2,208
5.5% 9/13/25	5,000	5,469
5.875% 1/30/42	1,675	2,078
8.125% 7/15/39	8,000	12,127
Citizens Bank NA 2.65% 5/26/22	20,380	19,824
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,252
4.3% 12/3/25	1,891	1,923
Comerica, Inc. 3.8% 7/22/26	3,650	3,607
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,460
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,802
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,660
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,651
3.8% 6/9/23	20,000	20,125
4.55% 4/17/26	8,500	8,813
4.875% 5/15/45	5,000	5,287
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,983
3.625% 9/9/24	3,425	3,416
Discover Bank:
3.45% 7/27/26	12,750	12,078
4.2% 8/8/23	7,000	7,190
European Investment Bank 2.5% 3/15/23	21,000	20,646
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,196
5% 4/11/22	6,170	6,533
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,274
3.5% 3/15/22	1,650	1,664
4.5% 6/1/18	824	829
8.25% 3/1/38	2,079	3,020
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,845
3.4% 3/8/21	10,600	10,672
3.9% 5/25/26	11,000	11,009
4.25% 8/18/25	5,600	5,580
4.375% 11/23/26	28,700	28,829
4.875% 1/14/22	10,100	10,643
5.1% 4/5/21	2,800	2,953
5.25% 3/14/44	4,600	5,067
6.5% 9/15/37	10,500	13,092
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,510
3.5% 6/23/24	7,000	6,977
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,328
2.6% 8/2/18	4,675	4,679
3.15% 3/14/21	9,500	9,530
Inter-American Development Bank:
1.25% 9/14/21	7,350	6,996
1.75% 4/14/22	1,875	1,805
1.875% 6/16/20	5,270	5,211
1.875% 3/15/21	3,900	3,820
2% 6/2/26	4,000	3,709
2.125% 1/18/22	6,100	5,975
2.375% 7/7/27	6,730	6,368
2.5% 1/18/23	6,960	6,866
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	14,949
1.875% 7/21/26	3,800	3,427
2.125% 2/10/25	2,000	1,869
2.25% 11/4/26	5,230	4,846
2.375% 11/16/22	11,486	11,189
2.75% 1/21/26	3,170	3,077
2.875% 6/1/27	7,600	7,387
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,792
2.35% 1/28/19	23,000	22,975
2.776% 4/25/23 (b)	5,000	4,896
2.95% 10/1/26	25,230	23,712
3.25% 9/23/22	4,000	4,001
3.3% 4/1/26	9,000	8,714
3.375% 5/1/23	1,900	1,883
3.54% 5/1/28 (b)	17,000	16,562
3.875% 9/10/24	7,725	7,777
3.882% 7/24/38 (b)	4,500	4,356
3.964% 11/15/48 (b)	9,400	8,976
4.125% 12/15/26	5,875	5,939
4.35% 8/15/21	2,000	2,079
4.5% 1/24/22	13,000	13,595
4.625% 5/10/21	1,500	1,572
4.85% 2/1/44	5,000	5,520
4.95% 6/1/45	2,550	2,752
5.5% 10/15/40	5,700	6,802
5.6% 7/15/41	1,500	1,807
5.625% 8/16/43	5,000	5,804
6.3% 4/23/19	10,000	10,423
KeyBank NA 3.4% 5/20/26	5,000	4,830
KeyCorp. 2.9% 9/15/20	5,800	5,786
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,615
4.344% 1/9/48	10,000	9,456
4.65% 3/24/26	8,600	8,746
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,932
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,845
2.998% 2/22/22	9,200	9,062
3.85% 3/1/26	6,580	6,625
3.961% 3/2/28	22,000	22,094
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,449
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,752
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,702
Nordic Investment Bank 2.125% 2/1/22	3,800	3,717
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,670
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,255
PNC Bank NA:
2.6% 7/21/20	6,680	6,636
2.625% 2/17/22	12,000	11,764
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,754
PNC Funding Corp. 6.7% 6/10/19	2,500	2,626
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,380
4.5% 1/11/21	1,000	1,040
5.25% 5/24/41	3,000	3,548
Rabobank Nederland:
3.75% 7/21/26	19,250	18,707
4.375% 8/4/25	6,000	6,096
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,568
3.375% 5/21/25	3,750	3,700
Regions Financial Corp.:
2% 5/15/18	3,650	3,646
2.75% 8/14/22	7,580	7,390
3.2% 2/8/21	22,090	22,165
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,495
2.75% 2/1/22	13,000	12,849
4.65% 1/27/26	12,990	13,476
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,780
4.8% 4/5/26	6,600	6,837
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	10,920	10,679
Societe Generale SA 2.625% 10/1/18	3,750	3,752
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,687
2.45% 1/16/20	5,000	4,958
2.5% 7/19/18	4,351	4,356
3.4% 7/11/24	5,725	5,715
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,612
2.778% 10/18/22	7,550	7,341
2.784% 7/12/22	10,490	10,252
2.846% 1/11/22	10,600	10,427
3.102% 1/17/23	9,000	8,882
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	2,998
2.5% 5/1/19	2,000	1,996
3.3% 5/15/26	7,600	7,312
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,742
Synchrony Bank 3% 6/15/22	7,000	6,837
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	13,889
U.S. Bancorp:
2.625% 1/24/22	13,875	13,665
3.1% 4/27/26	9,000	8,600
4.125% 5/24/21	3,000	3,110
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,663
2.6% 7/22/20	7,640	7,583
2.625% 7/22/22	14,780	14,358
3% 10/23/26	20,330	19,172
3.3% 9/9/24	4,625	4,555
3.45% 2/13/23	3,675	3,652
3.55% 9/29/25	4,240	4,201
3.9% 5/1/45	4,760	4,578
4.1% 6/3/26	3,225	3,230
4.4% 6/14/46	7,140	7,024
4.48% 1/16/24	3,816	3,976
4.75% 12/7/46	12,000	12,455
4.9% 11/17/45	2,770	2,926
5.375% 11/2/43	1,850	2,070
5.606% 1/15/44	11,380	13,116
Westpac Banking Corp.:
2% 8/19/21	8,580	8,292
2.3% 5/26/20	3,000	2,961
2.5% 6/28/22	25,430	24,717
2.85% 5/13/26	4,750	4,467
4.875% 11/19/19	3,700	3,827
Zions Bancorp. 4.5% 6/13/23	207	211
		1,636,603
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,654
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,783
2.8% 5/4/26	5,630	5,303
2.95% 1/29/23	15,000	14,780
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,949
4.25% 5/24/21	6,500	6,778
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	8,879
Deutsche Bank AG 4.5% 4/1/25	3,000	2,939
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,706
4.1% 1/13/26	21,800	21,288
Deutsche Bank AG New York Branch 3.3% 11/16/22	9,200	8,971
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,849
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,680
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,550
2.55% 10/23/19	11,000	10,952
2.625% 1/31/19	12,850	12,853
2.9% 7/19/18	2,800	2,805
3% 4/26/22	16,720	16,485
3.2% 2/23/23	23,170	22,814
3.5% 1/23/25	5,000	4,911
3.625% 1/22/23	9,000	9,070
3.75% 2/25/26	5,820	5,743
3.85% 7/8/24	3,800	3,828
3.85% 1/26/27	19,560	19,297
4.25% 10/21/25	5,000	5,040
5.25% 7/27/21	4,500	4,796
5.75% 1/24/22	4,300	4,664
5.95% 1/15/27	15,000	16,909
6% 6/15/20	1,650	1,758
6.15% 4/1/18	7,451	7,474
6.75% 10/1/37	14,860	18,823
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,679
3.75% 12/1/25	5,750	5,815
4% 10/15/23	3,750	3,874
Lazard Group LLC 4.25% 11/14/20	2,650	2,734
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,038
7.75% 5/14/38	4,175	5,956
Morgan Stanley:
2.125% 4/25/18	8,000	8,000
2.375% 7/23/19	7,550	7,515
2.5% 1/24/19	6,000	5,994
2.625% 11/17/21	17,380	17,017
2.65% 1/27/20	11,000	10,954
2.75% 5/19/22	12,000	11,729
3.125% 1/23/23	18,200	17,906
3.125% 7/27/26	5,600	5,312
3.591% 7/22/28 (b)	8,500	8,221
3.7% 10/23/24	6,000	5,997
3.75% 2/25/23	6,775	6,874
3.875% 4/29/24	14,680	14,845
3.875% 1/27/26	5,250	5,263
3.95% 4/23/27	19,030	18,724
3.971% 7/22/38 (b)	6,250	6,093
4.3% 1/27/45	2,000	2,000
4.375% 1/22/47	8,000	8,100
5.5% 7/28/21	3,400	3,647
5.625% 9/23/19	2,000	2,085
5.75% 1/25/21	5,000	5,362
6.375% 7/24/42	2,900	3,761
6.625% 4/1/18	5,055	5,073
7.25% 4/1/32	1,000	1,325
7.3% 5/13/19	3,000	3,157
State Street Corp. 2.65% 5/19/26	7,550	7,041
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,322
5.45% 5/15/19	2,000	2,067
Thomson Reuters Corp.:
3.35% 5/15/26	7,000	6,725
4.7% 10/15/19	4,000	4,128
		541,664
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,416
3.65% 7/21/27	4,500	4,231
3.875% 1/23/28	10,700	10,264
4.5% 5/15/21	14,100	14,531
4.625% 7/1/22	9,450	9,806
American Express Co.:
2.5% 8/1/22	12,560	12,135
4.05% 12/3/42	6,975	6,940
7% 3/19/18	5,750	5,763
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,389
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,310
3.75% 3/9/27	23,200	22,552
4.75% 7/15/21	4,000	4,192
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,650
1.7% 8/9/21	9,390	9,005
2% 3/5/20	3,900	3,846
2.1% 6/9/19	1,600	1,594
2.25% 12/1/19	6,600	6,558
2.4% 8/9/26	2,850	2,636
2.85% 6/1/22	4,000	3,980
Discover Financial Services 5.2% 4/27/22	1,000	1,056
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,414
2.875% 10/1/18	1,575	1,578
3.2% 1/15/21	3,600	3,576
3.219% 1/9/22	3,500	3,443
3.336% 3/18/21	4,250	4,229
3.815% 11/2/27	10,630	9,928
4.134% 8/4/25	7,000	6,888
4.25% 9/20/22	1,800	1,834
4.375% 8/6/23	4,000	4,088
4.389% 1/8/26	3,290	3,268
5.875% 8/2/21	11,375	12,205
Synchrony Financial:
2.7% 2/3/20	8,000	7,945
3% 8/15/19	5,675	5,678
3.7% 8/4/26	4,723	4,509
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,943
2.1% 1/17/19	6,000	5,985
2.125% 7/18/19	10,400	10,339
2.15% 3/12/20	6,750	6,684
2.6% 1/11/22	8,000	7,885
2.7% 1/11/23	10,000	9,886
2.75% 5/17/21	2,600	2,593
		260,752
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,450
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,243
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	11,192
4.5% 2/11/43	2,000	2,150
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,541
3.9% 3/15/27	5,640	5,412
4.125% 6/15/26	7,550	7,433
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	11,988
3.5% 1/15/28	7,000	6,463
3.875% 1/15/27	8,100	7,769
Export Development Canada 1% 6/15/18	5,290	5,276
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,570
3.373% 11/15/25	10,000	9,612
4.418% 11/15/35	20,239	19,874
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,099
5.875% 1/14/38	4,474	5,238
6.875% 1/10/39	1,146	1,485
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	16,739
ING U.S., Inc. 5.7% 7/15/43	3,750	4,388
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,569
1.375% 5/24/21	5,659	5,444
2% 1/26/22	32,427	31,567
International Finance Corp. 2.25% 1/25/21	1,870	1,853
KfW:
1.125% 8/6/18	5,700	5,679
1.5% 2/6/19	4,200	4,171
1.5% 6/15/21	29,860	28,780
1.75% 10/15/19	15,575	15,420
1.875% 6/30/20	5,670	5,593
2% 5/2/25	3,825	3,586
2.125% 3/7/22	8,182	7,989
2.375% 12/29/22	17,739	17,371
2.5% 11/20/24	10,425	10,131
2.875% 4/3/28	15,360	15,156
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,692
2.5% 11/15/27	8,840	8,427
Ontario Province:
2% 1/30/19	5,000	4,986
2.55% 2/12/21	9,850	9,786
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,504
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,493
		355,119
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,169
4.35% 11/3/45	4,000	4,222
5.9% 6/15/19	3,000	3,123
AFLAC, Inc. 4% 10/15/46	3,780	3,648
Allstate Corp.:
3.28% 12/15/26	4,720	4,618
4.2% 12/15/46	7,560	7,673
American International Group, Inc.:
3.375% 8/15/20	5,775	5,820
3.75% 7/10/25	2,850	2,831
3.875% 1/15/35	2,700	2,552
3.9% 4/1/26	3,770	3,751
4.5% 7/16/44	8,875	8,815
4.875% 6/1/22	9,000	9,535
6.4% 12/15/20	2,900	3,147
Aon PLC:
3.5% 6/14/24	2,000	1,989
4% 11/27/23	3,000	3,082
4.6% 6/14/44	1,600	1,654
4.75% 5/15/45	5,880	6,190
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,432
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,075
Lincoln National Corp. 3.625% 12/12/26	6,000	5,942
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,836
2.35% 3/6/20	4,750	4,708
2.55% 10/15/18	5,800	5,814
3.5% 6/3/24	1,900	1,906
4.05% 10/15/23	6,775	6,952
4.2% 3/1/48	4,870	4,858
4.35% 1/30/47	2,800	2,887
MetLife, Inc.:
4.6% 5/13/46	2,000	2,106
4.721% 12/15/44 (b)	5,000	5,395
5.875% 2/6/41	2,400	2,931
7.717% 2/15/19	9,000	9,433
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	2,973
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,986
Progressive Corp. 2.45% 1/15/27	4,740	4,375
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,899
3.905% 12/7/47 (a)	550	521
3.935% 12/7/49 (a)	10,719	10,182
5.7% 12/14/36	380	457
7.375% 6/15/19	3,000	3,179
The Chubb Corp.:
5.75% 5/15/18	4,175	4,206
6.5% 5/15/38	3,510	4,676
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,522
6.25% 6/15/37	8,350	10,829
		196,899

TOTAL FINANCIALS		2,991,037

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,665
2.5% 5/14/20	7,100	7,037
2.9% 11/6/22	5,700	5,583
3.6% 5/14/25	9,000	8,891
4.3% 5/14/36	6,260	6,313
4.4% 11/6/42	4,775	4,752
4.45% 5/14/46	7,000	6,943
4.7% 5/14/45	8,980	9,266
Amgen, Inc.:
2.2% 5/22/19	11,425	11,370
2.6% 8/19/26	10,500	9,545
3.125% 5/1/25	2,000	1,930
3.875% 11/15/21	9,600	9,830
4.4% 5/1/45	4,000	3,969
4.663% 6/15/51	12,474	12,587
Celgene Corp.:
2.875% 8/15/20	3,000	2,993
3.875% 8/15/25	9,500	9,473
4.35% 11/15/47	5,500	5,180
5% 8/15/45	4,300	4,481
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,706
3.65% 3/1/26	6,180	6,169
4.15% 3/1/47	12,440	12,013
4.75% 3/1/46	11,000	11,563
		157,259
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,254
3.75% 11/30/26	12,300	12,199
4.75% 11/30/36	4,500	4,788
4.9% 11/30/46	10,400	11,161
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,831
3.7% 6/6/27	6,740	6,446
4.685% 12/15/44	13,900	13,929
Boston Scientific Corp. 4% 3/1/28	20,000	19,940
Danaher Corp. 2.4% 9/15/20	7,361	7,310
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,457
Medtronic, Inc.:
2.5% 3/15/20	22,100	21,975
4.625% 3/15/45	12,925	13,982
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,037
		154,309
Health Care Providers & Services - 0.6%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,187
4.125% 11/15/42	4,411	4,194
Anthem, Inc.:
3.65% 12/1/27	23,000	22,327
4.375% 12/1/47	4,500	4,396
Cardinal Health, Inc. 4.368% 6/15/47	13,890	13,006
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,867
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,422
Cigna Corp. 4% 2/15/22	4,600	4,736
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,771
3% 7/15/23	10,000	9,649
4.5% 2/25/26	11,660	12,016
4.8% 7/15/46	7,600	7,569
6.125% 11/15/41	3,000	3,536
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,113
Humana, Inc. 4.95% 10/1/44	2,500	2,623
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,053
McKesson Corp.:
1.4% 3/15/18	4,725	4,724
3.796% 3/15/24	5,000	5,044
4.883% 3/15/44	5,000	5,410
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,048
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,512
4.063% 8/1/56	2,630	2,574
NYU Hospitals Center 4.784% 7/1/44	7,600	8,324
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,465
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,831
2.3% 12/15/19	8,625	8,589
2.7% 7/15/20	6,000	5,994
2.875% 12/15/21	2,575	2,565
3.375% 4/15/27	5,400	5,320
3.75% 7/15/25	3,500	3,548
3.75% 10/15/47	9,560	9,003
4.2% 1/15/47	3,600	3,648
4.375% 3/15/42	11,800	12,326
4.75% 7/15/45	1,670	1,842
WellPoint, Inc.:
3.3% 1/15/23	2,000	1,984
4.625% 5/15/42	2,600	2,639
4.65% 1/15/43	2,000	2,038
		204,893
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,845
3% 4/15/23	4,670	4,582
4.15% 2/1/24	4,379	4,506
5.3% 2/1/44	5,820	6,566
		18,499
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,083
3.45% 3/15/22	18,025	17,943
3.8% 3/15/25	8,820	8,703
4.55% 3/15/35	6,650	6,635
4.75% 3/15/45	6,330	6,279
Allergan PLC 3.25% 10/1/22	3,000	2,959
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,601
6.45% 9/15/37	3,250	4,161
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,512
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,557
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,646
6.375% 5/15/38	7,218	9,579
Johnson & Johnson:
1.65% 3/1/21	3,770	3,668
2.45% 3/1/26	5,590	5,256
3.4% 1/15/38	9,330	8,935
3.5% 1/15/48	6,000	5,626
3.625% 3/3/37	4,000	3,980
4.5% 12/5/43	6,625	7,326
4.85% 5/15/41	4,260	4,959
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,988
1.85% 2/10/20	9,000	8,884
2.4% 9/15/22	2,000	1,953
3.6% 9/15/42	2,000	1,917
3.7% 2/10/45	6,400	6,212
3.875% 1/15/21	1,000	1,032
5% 6/30/19	5,970	6,157
Mylan NV:
3.15% 6/15/21	2,000	1,982
3.95% 6/15/26	2,830	2,737
5.25% 6/15/46	3,300	3,333
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,351
2.4% 9/21/22	3,750	3,650
3% 11/20/25	10,470	10,240
3.1% 5/17/27	5,890	5,761
3.7% 9/21/42	2,825	2,732
4% 11/20/45	5,240	5,344
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,688
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,128
4.9% 12/15/44	2,268	2,247
Pfizer, Inc.:
3% 12/15/26	6,700	6,481
4% 12/15/36	9,500	9,785
4.125% 12/15/46	3,290	3,386
4.4% 5/15/44	4,190	4,464
7.2% 3/15/39	5,400	7,840
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,952
2.875% 9/23/23	9,450	9,036
3.2% 9/23/26	39,180	36,442
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,066
2.8% 7/21/23	11,370	9,952
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,961
3.95% 9/12/47	2,000	1,895
4.7% 2/1/43	1,300	1,378
		354,382

TOTAL HEALTH CARE		889,342

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,602
4.09% 9/15/52	9,558	9,265
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,894
3.25% 1/15/28	8,400	8,044
3.85% 4/15/45	1,875	1,760
4.03% 10/15/47	9,930	9,535
4.75% 6/1/43	4,000	4,325
Raytheon Co.:
3.125% 10/15/20	2,000	2,020
3.15% 12/15/24	8,900	8,835
4.875% 10/15/40	1,000	1,143
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,310
4.35% 4/15/47	6,600	6,587
The Boeing Co.:
2.125% 3/1/22	3,760	3,657
2.5% 3/1/25	4,600	4,385
2.8% 3/1/23	4,940	4,888
3.625% 3/1/48	4,000	3,798
3.65% 3/1/47	2,760	2,631
6% 3/15/19	1,000	1,035
6.875% 3/15/39	3,300	4,709
United Technologies Corp.:
2.3% 5/4/22	10,000	9,677
2.65% 11/1/26	4,800	4,459
3.1% 6/1/22	2,875	2,865
3.75% 11/1/46	3,850	3,539
4.05% 5/4/47	2,330	2,241
4.5% 4/15/20	4,000	4,154
4.5% 6/1/42	7,380	7,553
5.7% 4/15/40	2,000	2,387
		136,298
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,237
3.2% 2/1/25	3,820	3,747
3.9% 2/1/35	5,900	5,698
4.4% 1/15/47	8,000	7,940
4.55% 4/1/46	1,500	1,527
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	6,908
3.4% 11/15/46	2,650	2,376
3.75% 11/15/47	6,180	5,912
6.2% 1/15/38	2,500	3,248
		48,593
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,617	2,743
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,394	7,124
Continental Airlines, Inc. 4% 10/29/24	3,748	3,832
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	655	645
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,201	8,878
		23,222
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	3,975
3.2% 3/15/25	11,275	11,007
5.5% 9/15/19	4,000	4,171
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,080
2.9% 9/15/22	6,675	6,605
		30,838
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,608
4% 11/2/32	1,900	1,888
4.15% 11/2/42	1,900	1,871
Fortive Corp. 2.35% 6/15/21	6,600	6,440
General Electric Capital Corp. 6.15% 8/7/37	544	654
		16,461
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,865
2.875% 10/15/27	4,000	3,827
3.125% 9/19/46	2,760	2,414
Covidien International Finance SA 3.2% 6/15/22	2,150	2,156
Danaher Corp. 4.375% 9/15/45	2,370	2,524
General Electric Co.:
3.375% 3/11/24	5,500	5,414
4.5% 3/11/44	14,650	14,512
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,616
3.812% 11/21/47	1,400	1,368
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,661
2.8% 12/15/21	6,610	6,490
3.8% 12/15/26	8,500	8,520
		63,367
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 6/6/22	10,000	9,747
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,887
3.803% 8/15/42	2,500	2,488
5.3% 9/15/35	7,000	8,262
Deere & Co. 5.375% 10/16/29	1,000	1,169
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,059
4.65% 11/1/44	6,000	6,233
John Deere Capital Corp.:
1.3% 3/12/18	3,675	3,674
1.95% 12/13/18	4,825	4,815
1.95% 3/4/19	9,600	9,555
2.05% 3/10/20	7,675	7,605
2.25% 4/17/19	10,250	10,230
2.55% 1/8/21	10,401	10,322
2.65% 6/24/24	10,460	10,083
2.65% 6/10/26	5,000	4,721
2.8% 1/27/23	5,000	4,936
2.8% 3/6/23	3,250	3,191
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,508
4.1% 3/1/47	5,660	5,746
		119,231
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,166
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,791
3.05% 3/15/22	10,000	10,042
3.25% 6/15/27	7,500	7,402
3.9% 8/1/46	4,640	4,568
4.125% 6/15/47	2,850	2,905
4.15% 4/1/45	1,700	1,712
4.375% 9/1/42	4,500	4,686
4.55% 9/1/44	3,000	3,209
4.9% 4/1/44	4,000	4,496
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,990
3.2% 8/2/46	3,300	2,940
CSX Corp.:
3.25% 6/1/27	5,000	4,779
3.4% 8/1/24	4,625	4,605
3.8% 11/1/46	5,720	5,207
3.95% 5/1/50	3,575	3,321
4.1% 3/15/44	6,775	6,529
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,472
3.25% 12/1/21	5,000	5,038
3.95% 10/1/42	1,900	1,830
4.65% 1/15/46	3,260	3,486
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,350
3% 4/15/27	5,000	4,832
3.35% 8/15/46	4,720	4,237
3.6% 9/15/37	3,300	3,187
3.799% 10/1/51	2,800	2,671
		118,451
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,101
2.75% 1/15/23	10,000	9,659
3.375% 6/1/21	14,024	14,117
3.75% 2/1/22	3,820	3,872
		36,749

TOTAL INDUSTRIALS		593,210

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,747
2.2% 9/20/23	7,510	7,170
2.5% 9/20/26	5,000	4,675
3.5% 6/15/25	4,270	4,336
4.45% 1/15/20	2,000	2,070
4.95% 2/15/19	3,479	3,560
5.9% 2/15/39	12,416	16,157
		47,715
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,310
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,513
6.02% 6/15/26 (a)	16,140	17,267
8.35% 7/15/46 (a)	2,890	3,656
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,973
2.375% 12/17/18	3,000	2,997
3.45% 8/1/24	3,650	3,682
7.125% 10/1/37	2,475	3,412
		58,810
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,089
3.625% 5/19/21	3,780	3,903
		5,992
IT Services - 0.3%
Apple, Inc. 4.5% 2/23/36	4,260	4,644
IBM Corp.:
2.5% 1/27/22	7,800	7,655
3.625% 2/12/24	10,000	10,184
4.7% 2/19/46	4,950	5,561
7.625% 10/15/18	13,000	13,422
IBM Credit LLC 2.2% 9/8/22	9,000	8,659
MasterCard, Inc. 3.8% 11/21/46	3,800	3,740
Visa, Inc.:
2.2% 12/14/20	5,700	5,625
2.75% 9/15/27	11,920	11,221
3.15% 12/14/25	9,010	8,830
4.3% 12/14/45	6,640	7,048
		86,589
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	9,749
Intel Corp.:
2.35% 5/11/22	17,000	16,628
3.3% 10/1/21	15,000	15,278
3.734% 12/8/47 (a)	3,267	3,136
4.1% 5/19/46	7,000	7,151
4.1% 5/11/47	2,400	2,455
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,141
4.3% 5/20/47	10,100	9,414
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,734
		74,686
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,327
2.4% 2/6/22	15,000	14,736
2.7% 2/12/25	17,175	16,581
3.45% 8/8/36	6,100	5,914
3.625% 12/15/23	26,150	26,847
3.7% 8/8/46	16,730	16,244
3.95% 8/8/56	5,000	4,958
4.1% 2/6/37	17,740	18,644
4.2% 6/1/19	2,000	2,043
4.25% 2/6/47	4,780	5,099
4.45% 11/3/45	12,570	13,752
5.3% 2/8/41	1,500	1,826
Oracle Corp.:
1.9% 9/15/21	8,400	8,118
2.25% 10/8/19	4,725	4,710
2.5% 5/15/22	9,600	9,385
2.625% 2/15/23	10,000	9,754
2.65% 7/15/26	9,000	8,411
2.95% 5/15/25	5,000	4,843
3.25% 11/15/27	17,100	16,587
3.4% 7/8/24	4,725	4,736
3.85% 7/15/36	10,130	10,142
4% 7/15/46	9,800	9,684
4% 11/15/47	5,000	4,956
4.125% 5/15/45	3,000	3,014
4.3% 7/8/34	3,875	4,088
5.375% 7/15/40	12,500	15,014
5.75% 4/15/18	7,400	7,428
		266,841
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,452
2.1% 9/12/22	8,500	8,175
2.15% 2/9/22	5,000	4,853
2.25% 2/23/21	15,000	14,777
2.3% 5/11/22	8,000	7,782
2.4% 1/13/23	20,000	19,389
2.45% 8/4/26	20,600	19,083
2.7% 5/13/22	6,650	6,619
2.9% 9/12/27	14,050	13,295
3% 11/13/27	10,000	9,565
3.2% 5/13/25	10,490	10,391
3.2% 5/11/27	5,570	5,428
3.75% 11/13/47	4,000	3,812
3.85% 5/4/43	13,000	12,641
4.25% 2/9/47	2,500	2,576
4.375% 5/13/45	4,690	4,915
4.65% 2/23/46	5,650	6,160
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,207
4.9% 10/15/25 (b)	9,750	10,107
6.2% 10/15/35 (b)	3,890	4,152
6.35% 10/15/45 (b)	1,880	1,985
HP, Inc.:
4.3% 6/1/21	2,780	2,878
6% 9/15/41	1,500	1,593
Xerox Corp.:
2.75% 3/15/19	5,000	4,989
4.5% 5/15/21	4,000	4,099
5.625% 12/15/19	1,000	1,044
		193,967

TOTAL INFORMATION TECHNOLOGY		734,600

MATERIALS - 0.8%
Chemicals - 0.5%
Agrium, Inc. 5.25% 1/15/45	3,500	3,805
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,027
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,102
4.15% 2/15/43	4,000	3,937
4.625% 1/15/20	3,000	3,109
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,107
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,742
2.7% 11/1/26	6,600	6,147
3.95% 12/1/47 (a)	3,329	3,193
5.5% 12/8/41	408	482
LYB International Finance BV:
4% 7/15/23	5,625	5,749
4.875% 3/15/44	5,850	6,130
LYB International Finance II BV 3.5% 3/2/27	9,470	9,218
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,670
5% 4/15/19	1,000	1,019
Monsanto Co.:
2.125% 7/15/19	7,458	7,395
2.75% 7/15/21	6,357	6,280
2.85% 4/15/25	3,825	3,625
3.95% 4/15/45	1,390	1,302
Potash Corp. of Saskatchewan, Inc.:
4% 12/15/26	11,400	11,461
4.875% 3/30/20	1,500	1,552
5.625% 12/1/40	1,800	2,068
Praxair, Inc.:
2.2% 8/15/22	2,000	1,937
2.45% 2/15/22	4,650	4,566
3.2% 1/30/26	6,340	6,328
3.55% 11/7/42	2,000	1,913
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,623
3.45% 6/1/27	10,730	10,340
4.5% 6/1/47	8,530	8,508
The Dow Chemical Co.:
3% 11/15/22	4,900	4,827
4.125% 11/15/21	7,700	7,971
4.375% 11/15/42	4,875	4,871
8.55% 5/15/19	2,358	2,519
9.4% 5/15/39	3,000	4,865
The Mosaic Co.:
4.05% 11/15/27	5,760	5,583
4.25% 11/15/23	10,888	11,194
5.625% 11/15/43	3,750	3,927
Westlake Chemical Corp. 5% 8/15/46	2,000	2,111
		179,203
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,165
International Paper Co.:
3.65% 6/15/24	4,725	4,747
3.8% 1/15/26	2,880	2,896
4.4% 8/15/47	3,800	3,738
4.75% 2/15/22	11,500	12,115
5.15% 5/15/46	1,810	1,976
		28,637
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,980
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,729
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,033
Nucor Corp.:
4% 8/1/23	3,000	3,098
5.2% 8/1/43	4,000	4,598
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,288
3.75% 6/15/25	21,300	21,710
7.125% 7/15/28	2,000	2,586
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	5,937
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,680
5.25% 11/8/42	5,775	6,159
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,679
5.875% 6/10/21	8,220	8,781
Vale SA 5.625% 9/11/42	6,600	7,102
		93,815

TOTAL MATERIALS		301,655

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,774
3.9% 6/15/23	5,650	5,741
American Tower Corp.:
3.4% 2/15/19	7,475	7,511
3.55% 7/15/27	8,550	8,118
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,866
4.125% 5/15/21	2,100	2,167
DDR Corp. 4.625% 7/15/22	1,900	1,977
Duke Realty LP:
3.625% 4/15/23	2,750	2,781
3.75% 12/1/24	5,750	5,818
ERP Operating LP:
2.375% 7/1/19	5,750	5,729
3% 4/15/23	1,875	1,863
4.625% 12/15/21	5,700	6,011
Federal Realty Investment Trust 3% 8/1/22	4,750	4,709
HCP, Inc.:
3.4% 2/1/25	8,000	7,775
3.875% 8/15/24	7,575	7,593
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,470
3.75% 3/15/23	8,660	8,799
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,912
4.45% 9/1/47	5,180	4,989
6.875% 10/1/19	1,000	1,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,969
4.5% 1/15/25	8,010	7,797
4.5% 4/1/27	9,500	9,078
Simon Property Group LP:
2.625% 6/15/22	7,930	7,759
3.375% 12/1/27	14,000	13,499
4.125% 12/1/21	3,200	3,316
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,756
		147,840
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,810
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,006
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,791
Liberty Property LP:
3.25% 10/1/26	4,660	4,448
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,753
4.4% 2/15/24	7,425	7,746
4.75% 10/1/20	1,000	1,042
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,277
4.5% 4/18/22	4,210	4,132
Tanger Properties LP:
3.75% 12/1/24	6,500	6,376
3.875% 7/15/27	6,200	5,954
Ventas Realty LP:
3.125% 6/15/23	6,315	6,187
3.25% 10/15/26	3,500	3,309
3.5% 2/1/25	4,000	3,923
3.85% 4/1/27	9,500	9,344
4% 3/1/28	9,000	8,908
4.125% 1/15/26	1,450	1,464
4.375% 2/1/45	3,000	2,923
		95,172

TOTAL REAL ESTATE		243,012

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,303
2.8% 2/17/21	9,000	8,932
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	8,925
3.8% 3/15/22	10,000	10,160
4.125% 2/17/26	27,320	27,295
4.35% 6/15/45	24,760	22,104
4.5% 3/9/48	9,570	8,699
4.55% 3/9/49	183	167
4.75% 5/15/46	10,300	9,759
4.9% 8/14/37	25,430	25,484
5.15% 11/15/46 (a)	843	842
5.15% 2/14/50	24,040	23,993
5.55% 8/15/41	7,300	7,760
5.8% 2/15/19	4,000	4,116
5.875% 10/1/19	2,905	3,038
6.35% 3/15/40	1,000	1,154
6.375% 3/1/41	6,850	7,994
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,574
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,666
Orange SA:
5.375% 7/8/19	4,000	4,136
5.5% 2/6/44	3,000	3,488
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,306
5.213% 3/8/47	6,550	6,885
5.462% 2/16/21	2,700	2,874
5.877% 7/15/19	2,000	2,081
7.045% 6/20/36	2,600	3,301
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,067
3.5% 11/1/24	3,000	2,974
4.125% 3/16/27	7,000	7,111
4.272% 1/15/36	24,278	23,287
4.4% 11/1/34	3,775	3,705
4.75% 11/1/41	1,000	995
5.012% 4/15/49	11,779	11,953
5.012% 8/21/54	12,557	12,439
5.25% 3/16/37	15,500	16,427
5.5% 3/16/47	11,880	12,979
6.55% 9/15/43	12,516	15,540
		359,142
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,222
6.125% 11/15/37	8,365	9,969
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,331
3.625% 12/15/25	2,000	1,994
4.1% 10/1/23	4,825	4,978
5.45% 10/1/43	5,775	6,699
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,908
2.95% 2/19/23	6,900	6,767
5.45% 6/10/19	6,000	6,202
		47,070

TOTAL TELECOMMUNICATION SERVICES		406,212

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,596
3.75% 3/1/45	1,000	972
4.15% 8/15/44	4,650	4,782
5.2% 6/1/41	3,850	4,369
AmerenUE 3.9% 9/15/42	3,700	3,682
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,951
Appalachian Power Co. 4.45% 6/1/45	6,000	6,287
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,869
3.5% 8/15/46	2,500	2,301
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,320
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,800
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,451
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,088
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,808
3.4% 9/1/21	1,000	1,015
3.65% 6/15/46	2,860	2,694
3.7% 3/1/45	3,100	2,956
3.75% 8/15/47	6,150	5,904
4% 3/1/48	6,830	6,838
5.8% 3/15/18	9,945	9,959
Detroit Edison Co. 2.65% 6/15/22	8,000	7,830
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,747
3.75% 6/1/45	2,000	1,936
4% 9/30/42	3,750	3,807
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,788
2.1% 6/15/18	4,650	4,646
2.65% 9/1/26	13,350	12,258
3.75% 4/15/24	6,000	6,064
3.75% 9/1/46	9,130	8,295
3.95% 10/15/23	2,443	2,506
4.8% 12/15/45	2,790	2,998
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,843
4.375% 3/30/44	2,000	2,123
Edison International 2.95% 3/15/23	8,190	7,984
Entergy Corp.:
2.95% 9/1/26	4,700	4,422
4% 7/15/22	6,640	6,801
Eversource Energy:
2.9% 10/1/24	8,550	8,214
3.35% 3/15/26	6,610	6,475
Exelon Corp.:
3.95% 6/15/25	7,830	7,889
5.1% 6/15/45	1,100	1,230
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,394
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,032
3.25% 6/1/24	4,725	4,751
4.05% 10/1/44	5,419	5,532
Florida Power Corp. 3.4% 10/1/46	2,500	2,249
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,766
Nevada Power Co. 6.5% 8/1/18	1,555	1,582
Northern States Power Co.:
3.4% 8/15/42	2,000	1,858
4.125% 5/15/44	4,500	4,633
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,438
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,845
2.95% 3/1/26	6,800	6,330
3.75% 8/15/42	5,900	5,198
4% 12/1/46	1,350	1,243
5.4% 1/15/40	4,000	4,449
PacifiCorp:
3.6% 4/1/24	4,000	4,089
6% 1/15/39	6,193	7,960
PG&E Corp. 2.4% 3/1/19	2,406	2,392
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,057
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,587
3.4% 6/1/23	2,675	2,672
4.2% 6/15/22	2,000	2,076
4.7% 6/1/43	1,800	1,900
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,610
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,759
6% 12/1/39	5,200	6,437
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,559
3.8% 6/15/47	4,630	4,527
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,721
4% 6/1/44	5,000	5,004
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,778
Southern California Edison Co. 4% 4/1/47	10,000	9,982
Southern Co.:
2.35% 7/1/21	6,600	6,413
3.25% 7/1/26	11,000	10,459
4.4% 7/1/46	7,320	7,346
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,902
3.45% 2/15/24	2,750	2,772
3.8% 9/15/47	8,210	7,883
4.2% 5/15/45	2,400	2,454
4.45% 2/15/44	2,750	2,909
5% 6/30/19	5,000	5,151
6% 5/15/37	2,000	2,501
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,842
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,031
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,589
3.35% 12/1/26	3,000	2,938
		437,826
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	12,657
Southern California Gas Co. 2.6% 6/15/26	13,230	12,360
		25,017
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,497
4.75% 6/15/46	5,210	5,228
		13,725
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28 (a)	10,000	9,674
3.8% 7/15/48 (a)	10,000	9,513
4.5% 2/1/45	6,650	7,029
5.15% 11/15/43	1,650	1,909
5.75% 4/1/18	3,750	3,761
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,350
CMS Energy Corp. 4.875% 3/1/44	5,000	5,487
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,799
4.45% 6/15/20	2,000	2,082
4.45% 3/15/44	8,000	8,541
5.5% 12/1/39	2,500	3,012
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,356
Consumers Energy Co. 2.85% 5/15/22	6,650	6,608
Delmarva Power & Light 4% 6/1/42	4,000	3,933
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	1,000	943
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	1,000	990
2.5% 12/1/19	6,700	6,645
3.9% 10/1/25	12,900	13,048
4.9% 8/1/41	2,000	2,146
DTE Energy Co. 2.85% 10/1/26	6,000	5,589
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,834
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,498
4.375% 5/15/47	4,780	4,843
4.8% 2/15/44	5,500	5,903
6.25% 12/15/40	2,453	3,062
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,026
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,092
Sempra Energy:
2.4% 3/15/20	12,406	12,280
2.875% 10/1/22	3,000	2,949
2.9% 2/1/23	2,970	2,917
3.25% 6/15/27	6,100	5,829
4% 2/1/48	4,000	3,735
4.05% 12/1/23	5,000	5,151
6% 10/15/39	1,000	1,233
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	4,228	4,122
		185,889

TOTAL UTILITIES		662,457

TOTAL NONCONVERTIBLE BONDS
(Cost $9,207,994)		9,197,183

U.S. Government and Government Agency Obligations - 41.8%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,034
1.5% 11/30/20	18,106	17,668
1.875% 9/18/18	15,050	15,041
1.875% 4/5/22	32,247	31,305
1.875% 9/24/26	13,350	12,153
2% 10/5/22	36,870	35,717
2.125% 4/24/26	4,000	3,750
2.375% 1/19/23	29,930	29,409
2.625% 9/6/24	4,000	3,937
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,686
1.375% 2/18/21	20,300	19,680
1.875% 11/29/21	19,170	18,712
2% 9/9/22	38,000	37,063
5.5% 7/15/36	1,500	1,955
Freddie Mac:
1.375% 5/1/20	14,000	13,721
2.375% 1/13/22	13,000	12,888
3.75% 3/27/19	2,300	2,339
6.25% 7/15/32	7,700	10,323
6.75% 3/15/31	26,000	35,615
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,702
5.375% 4/1/56	5,395	7,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		375,853

U.S. Treasury Obligations - 40.8%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	44,737
2.5% 2/15/45	106,220	94,067
2.5% 2/15/46	89,150	78,657
2.5% 5/15/46	78,650	69,335
2.75% 8/15/47	130,870	121,239
2.75% 11/15/47	9,720	9,005
2.875% 8/15/45	78,240	74,588
2.875% 11/15/46	122,930	116,942
3% 11/15/44	8,970	8,769
3% 5/15/45	43,090	42,102
3% 11/15/45	86,290	84,254
3% 2/15/47	136,950	133,542
3% 5/15/47	97,530	95,061
3.125% 8/15/44	32,960	32,982
3.375% 5/15/44	72,390	75,696
3.5% 2/15/39	8,315	8,909
3.625% 8/15/43	26,640	29,028
3.625% 2/15/44	67,570	73,654
3.75% 11/15/43	44,780	49,785
3.875% 8/15/40	30,080	34,006
4.25% 5/15/39	26,000	30,891
4.25% 11/15/40	811	967
4.375% 11/15/39	100	121
4.375% 5/15/40	8,000	9,689
4.375% 5/15/41	57,765	70,175
4.5% 2/15/36	113,580	137,676
4.5% 5/15/38	15,000	18,367
4.5% 8/15/39	39,000	47,912
4.625% 2/15/40	21,500	26,881
4.75% 2/15/37	68,560	86,003
4.75% 2/15/41	54,830	69,932
5% 5/15/37	395,620	511,030
5.375% 2/15/31	53,470	67,631
6.25% 5/15/30	86,360	115,891
8.875% 2/15/19	6,960	7,416
9% 11/15/18	4,000	4,200
U.S. Treasury Notes:
0.75% 2/15/19	129,060	127,396
0.75% 7/15/19	218,640	214,438
0.875% 4/15/19	111,790	110,235
0.875% 5/15/19	158,915	156,531
0.875% 6/15/19	158,550	155,980
0.875% 9/15/19	256,560	251,389
1% 3/15/19	44,780	44,267
1% 10/15/19	4,990	4,894
1.125% 1/15/19	52,100	51,675
1.125% 2/28/21	39,910	38,399
1.125% 6/30/21	71,040	67,949
1.125% 7/31/21	270	258
1.125% 8/31/21	68,410	65,225
1.125% 9/30/21	171,290	163,107
1.25% 12/15/18	24,740	24,589
1.25% 1/31/19	14,670	14,560
1.25% 4/30/19	100,760	99,721
1.25% 8/31/19	31,460	31,020
1.25% 1/31/20	825	809
1.25% 3/31/21	112,290	108,307
1.25% 10/31/21	44,670	42,672
1.25% 7/31/23	74,300	68,913
1.375% 2/28/19	98,500	97,796
1.375% 7/31/19	70,270	69,485
1.375% 12/15/19	103,400	101,841
1.375% 1/15/20	298,415	293,601
1.375% 1/31/20	20,920	20,576
1.375% 2/15/20	161,270	158,492
1.375% 2/29/20	49,140	48,276
1.375% 3/31/20	6,630	6,505
1.375% 4/30/20	232,560	227,954
1.375% 8/31/20	78,960	77,085
1.375% 9/15/20	222,260	216,921
1.375% 9/30/20	25,600	24,968
1.375% 10/31/20	5,720	5,573
1.375% 1/31/21	20,530	19,923
1.375% 4/30/21	85,980	83,139
1.375% 5/31/21	64,380	62,169
1.375% 6/30/23	65,070	60,858
1.375% 8/31/23	21,470	20,022
1.375% 9/30/23	79,110	73,684
1.5% 12/31/18	4,060	4,041
1.5% 1/31/19	37,180	36,981
1.5% 2/28/19	32,250	32,060
1.5% 3/31/19	12,800	12,716
1.5% 10/31/19	36,700	36,267
1.5% 11/30/19	51,090	50,449
1.5% 4/15/20	163,720	161,008
1.5% 5/15/20	184,420	181,200
1.5% 5/31/20	39,630	38,912
1.5% 6/15/20	160,530	157,570
1.5% 7/15/20	307,300	301,370
1.5% 8/15/20	15,000	14,700
1.5% 1/31/22	4,370	4,196
1.5% 2/28/23	15,050	14,235
1.5% 3/31/23	90,980	85,973
1.5% 8/15/26	87,340	78,388
1.625% 4/30/19	4,980	4,951
1.625% 7/31/19	130,304	129,291
1.625% 8/31/19	290,380	287,907
1.625% 12/31/19	8,990	8,889
1.625% 3/15/20	151,490	149,478
1.625% 6/30/20	50,460	49,640
1.625% 7/31/20	47,580	46,779
1.625% 10/15/20	199,250	195,483
1.625% 11/30/20	94,780	92,847
1.625% 8/31/22	94,180	90,214
1.625% 4/30/23	47,390	45,000
1.625% 5/31/23	52,030	49,353
1.625% 10/31/23	94,170	88,829
1.625% 2/15/26	50,280	45,904
1.625% 5/15/26	5,610	5,105
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,149
1.75% 11/30/19	117,340	116,359
1.75% 10/31/20	9,960	9,797
1.75% 11/15/20	221,930	218,246
1.75% 12/31/20	71,130	69,857
1.75% 11/30/21	84,370	81,984
1.75% 3/31/22	117,000	113,266
1.75% 5/31/22	79,360	76,651
1.75% 6/30/22	27,300	26,343
1.75% 9/30/22	28,790	27,699
1.75% 1/31/23	25,640	24,582
1.875% 6/30/20	24,290	24,031
1.875% 12/15/20	29,180	28,773
1.875% 11/30/21	81,260	79,359
1.875% 1/31/22	54,860	53,448
1.875% 2/28/22	131,780	128,280
1.875% 3/31/22	132,820	129,178
1.875% 4/30/22	121,810	118,346
1.875% 5/31/22	16,035	15,581
1.875% 7/31/22	139,950	135,620
1.875% 8/31/22	69,670	67,490
1.875% 9/30/22	79,000	76,429
1.875% 10/31/22	27,400	26,493
1.875% 8/31/24	104,100	98,590
2% 11/30/20	31,910	31,575
2% 1/15/21	307,950	304,474
2% 2/28/21	26,380	26,052
2% 5/31/21	40,290	39,695
2% 8/31/21	108,300	106,422
2% 10/31/21	29,700	29,140
2% 12/31/21	65,460	64,130
2% 7/31/22	48,060	46,860
2% 10/31/22	87,440	84,991
2% 11/30/22	148,010	143,807
2% 4/30/24	58,490	55,984
2% 5/31/24	98,730	94,414
2% 6/30/24	97,830	93,481
2% 2/15/25	3,635	3,449
2% 8/15/25	36,140	34,140
2% 11/15/26	153,170	142,855
2.125% 8/31/20	49,753	49,465
2.125% 1/31/21	3,060	3,035
2.125% 6/30/21	7,260	7,176
2.125% 8/15/21	90,750	89,594
2.125% 9/30/21	43,640	43,038
2.125% 12/31/21	15,950	15,703
2.125% 6/30/22	40,770	39,978
2.125% 12/31/22	138,550	135,286
2.125% 11/30/23	116,310	112,657
2.125% 2/29/24	52,620	50,813
2.125% 3/31/24	114,480	110,469
2.125% 7/31/24	52,100	50,124
2.125% 9/30/24	89,850	86,291
2.125% 11/30/24	55,140	52,876
2.125% 5/15/25	58,355	55,727
2.25% 4/30/21	42,310	42,041
2.25% 7/31/21	31,690	31,423
2.25% 12/31/23	2,930	2,854
2.25% 1/31/24	76,020	73,995
2.25% 10/31/24	133,930	129,535
2.25% 11/15/24	85,930	83,060
2.25% 12/31/24	172,650	166,789
2.25% 11/15/25	106,250	101,950
2.25% 2/15/27	130,890	124,346
2.25% 8/15/27	116,540	110,408
2.25% 11/15/27	199,430	188,703
2.375% 1/31/23	42,210	41,677
2.375% 8/15/24	78,790	76,928
2.375% 5/15/27	89,320	85,670
2.5% 8/15/23	97,170	96,217
2.5% 5/15/24	95,500	94,112
2.5% 1/31/25	30,160	29,598
2.625% 8/15/20	141,000	141,887
2.625% 11/15/20	94,180	94,772
2.625% 2/28/23	61,000	60,933
2.75% 11/15/23	102,790	102,991
2.75% 2/15/24	135,610	135,711
2.75% 2/28/25	32,370	32,266
2.75% 2/15/28	42,350	41,922
3.125% 5/15/21	50,876	51,890
3.375% 11/15/19	27,740	28,267
3.5% 5/15/20	81,800	83,867
3.625% 2/15/20	59,600	61,127
3.625% 2/15/21	39,800	41,160

TOTAL U.S. TREASURY OBLIGATIONS		14,809,439

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,482,047)		15,185,292

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 13.5%
12 month U.S. LIBOR + 1.530% 3.253% 11/1/34 (b)(c)	7,079	7,328
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,835	2,970
12 month U.S. LIBOR + 1.880% 3.608% 11/1/34 (b)(c)	509	532
2.5% 3/1/22 to 2/1/47	416,804	407,238
2.5% 3/1/33 (d)	1,400	1,365
3% 4/1/24 to 3/1/48	1,395,642	1,369,520
3% 3/1/33 (d)	10,200	10,156
3% 3/1/48 (d)	4,200	4,070
3.5% 9/1/18 to 3/1/48	1,413,354	1,418,129
3.5% 3/1/33 (d)	3,800	3,864
3.5% 3/1/48 (d)	54,800	54,700
4% 7/1/18 to 10/1/47	881,632	907,018
4% 3/1/33 (d)	1,000	1,024
4% 11/1/41	27	28
4% 3/1/48 (d)	28,500	29,195
4.5% 1/1/19 to 8/1/47	303,369	319,597
4.5% 3/1/48 (d)	22,800	23,881
4.5% 3/1/48 (d)	5,000	5,237
4.5% 3/1/48 (d)	7,000	7,332
5% 12/1/20 to 8/1/47	133,734	143,941
5% 3/1/48 (d)	100	107
5.5% 7/1/23 to 5/1/44	100,311	110,163
5.5% 5/1/44 (d)	8,904	9,787
6% 2/1/23 to 7/1/41	37,486	41,769
6.5% 3/1/22 to 6/1/40	14,267	16,033
4% 8/1/20	500	512

TOTAL FANNIE MAE		4,895,496

Freddie Mac - 6.6%
12 month U.S. LIBOR + 1.915% 3.665% 9/1/37 (b)(c)	672	695
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.627% 3/1/36 (b)(c)	3,947	4,068
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.483% 12/1/35 (b)(c)	2,982	3,139
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.192% 3/1/35 (b)(c)	1,376	1,452
2.5% 1/1/22 to 10/1/32	206,901	202,639
3% 3/1/27 to 2/1/48	795,247	778,220
3% 8/1/47	991	960
3.5% 9/1/25 to 12/1/47	768,276	771,070
3.5% 8/1/47	2,087	2,087
3.5% 9/1/47	495	495
3.5% 9/1/47	31,945	32,021
4% 4/1/25 to 10/1/47	411,323	422,992
4.5% 6/1/25 to 9/1/47	113,026	119,181
5% 4/1/23 to 9/1/40	38,103	41,242
5.5% 5/1/23 to 6/1/41	36,949	40,619
6% 4/1/32 to 8/1/37	1,096	1,223
6.5% 8/1/36 to 12/1/37	249	280

TOTAL FREDDIE MAC		2,422,383

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	92	89
Ginnie Mae - 8.1%
3.5% 10/15/40 to 10/20/47	1,157,052	1,167,676
4% 1/15/25 to 7/20/47	504,383	520,924
5% 7/15/38 to 12/20/47	78,438	84,588
2.5% 10/20/42 to 11/20/47	26,415	25,111
3% 4/15/42 to 2/20/48	822,938	807,125
3% 3/1/48 (d)	7,700	7,529
3.5% 3/1/48 (d)	34,100	34,296
4% 3/1/48 (d)	13,800	14,159
4.5% 3/20/33 to 3/20/47	182,830	191,761
4.5% 3/1/48 (d)	7,600	7,905
4.5% 3/1/48 (d)	12,700	13,210
4.5% 3/1/48 (d)	3,400	3,536
4.5% 4/1/48 (d)	20,300	21,090
5% 3/1/48 (d)	200	210
5.5% 10/20/32 to 7/20/47	28,699	31,428
6% 5/20/34 to 12/15/40	9,988	11,282
6.5% 8/20/36 to 1/15/39	1,926	2,196

TOTAL GINNIE MAE		2,944,026

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,520,841)		10,261,994

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,520
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,322
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,778
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,008
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,669
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,840
2.19% 11/20/23	5,680	5,554
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,631
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,744
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	164	164
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,905
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,384
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,927
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	741	741
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,051
TOTAL ASSET-BACKED SECURITIES
(Cost $102,669)		101,737

Commercial Mortgage Securities - 1.6%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,083
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,972
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	11,976
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	14,140	14,555
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	18,931
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	11,078
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,618
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,179
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,730
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,896
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	19,540
Series K034 Class A2, 3.531% 7/25/23	9,000	9,218
Series K057 Class A2, 2.57% 7/25/26	5,660	5,397
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,562
Series K013 Class A2, 3.974% 1/25/21	11,575	11,947
Series K020 Class A2, 2.373% 5/25/22	10,400	10,206
Series K036 Class A2, 3.527% 10/25/23	8,975	9,187
Series K046 Class A2, 3.205% 3/25/25	33,300	33,374
Series K053 Class A2, 2.995% 12/25/25	7,111	7,024
Series K056 Class A2, 2.5382% 5/25/26	20,750	19,737
Series K062 Class A1, 3.032% 9/25/26	21,265	21,167
Series K064 Class A2, 3.224% 3/25/27	17,250	17,185
Series K068 Class A2, 3.244% 8/25/27	8,060	8,028
Series K730 Class A2, 3.59% 1/25/25 (d)	38,680	39,746
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,149
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,407
Series 2014-C21 Class A5, 3.7748% 8/15/47	18,530	18,982
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,858
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,365	20,652
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,080
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,383
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,656
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,588
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	18,892	19,736
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,799
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,059
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,555
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	9,922
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,640
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $585,495)		571,802

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,858
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,563
California Gen. Oblig. 7.55% 4/1/39	15,000	22,585
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,812
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,391
Series 2011, 5.877% 3/1/19	9,700	9,935
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,185
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,822
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,359
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,353
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,896
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,858
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,055
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,301
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,070
Series 2010 164, 5.647% 11/1/40	5,210	6,559
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,046
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,831
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,477
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,261
Series 2015 AP, 3.931% 5/15/45	3,740	3,780
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,595
TOTAL MUNICIPAL SECURITIES
(Cost $171,142)		189,592

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 1.9% 12/6/19	$9,500	$9,392
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,166
Canadian Government:
1.125% 3/19/18	6,640	6,637
2% 11/15/22	4,730	4,573
Chilean Republic:
3.125% 1/21/26	1,000	984
3.25% 9/14/21	9,000	9,054
3.35% 2/2/28	2,800	2,706
3.86% 6/21/47	3,000	2,850
Colombian Republic:
2.625% 3/15/23	7,575	7,223
4% 2/26/24	4,825	4,849
4.5% 1/28/26	1,000	1,029
5% 6/15/45	8,640	8,597
5.625% 2/26/44	7,775	8,389
6.125% 1/18/41	4,750	5,410
7.375% 3/18/19	3,450	3,605
Export Development Canada 1.5% 10/3/18	1,700	1,694
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,022
Hungarian Republic 5.75% 11/22/23	18,900	20,937
Israeli State 4% 6/30/22	7,000	7,243
Italian Republic 6.875% 9/27/23	6,000	6,985
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,519
3% 6/30/25	2,400	2,409
KfW:
1.5% 4/20/20	2,825	2,766
1.875% 4/1/19	16,930	16,862
2.125% 1/17/23	12,000	11,609
2.75% 10/1/20	4,175	4,195
4% 1/27/20	3,000	3,088
4.875% 6/17/19	25,000	25,818
Korean Republic 7.125% 4/16/19	6,650	6,971
Manitoba Province:
2.1% 9/6/22	1,900	1,827
2.125% 5/4/22	4,000	3,872
3.05% 5/14/24	1,500	1,491
New Brunswick Province 2.75% 6/15/18	4,350	4,359
Ontario Province:
2.25% 5/18/22	5,820	5,660
2.4% 2/8/22	5,210	5,110
2.5% 4/27/26	5,000	4,739
4% 10/7/19	15,000	15,352
Panamanian Republic:
3.75% 3/16/25	3,800	3,842
3.875% 3/17/28	9,600	9,686
4% 9/22/24	4,800	4,944
4.3% 4/29/53	5,675	5,596
5.2% 1/30/20	1,800	1,881
Peruvian Republic:
4.125% 8/25/27	2,800	2,901
5.625% 11/18/50	7,150	8,544
6.55% 3/14/37	3,075	3,968
7.125% 3/30/19	1,900	1,991
Philippine Republic:
3.95% 1/20/40	8,100	7,922
4.2% 1/21/24	4,765	4,965
6.375% 10/23/34	10,375	13,180
6.5% 1/20/20	6,144	6,536
Polish Government:
3.25% 4/6/26	6,600	6,511
4% 1/22/24	4,550	4,710
5% 3/23/22	14,500	15,492
Province of British Columbia 2.25% 6/2/26	3,770	3,513
Province of Quebec:
2.375% 1/31/22	3,800	3,726
2.75% 8/25/21	20,000	19,945
2.75% 4/12/27	4,750	4,565
2.875% 10/16/24	2,075	2,042
Quebec Province 2.5% 4/20/26	5,660	5,374
Ukraine Government 1.471% 9/29/21	10,300	9,900
United Mexican States:
3.5% 1/21/21	7,400	7,537
3.625% 3/15/22	3,000	3,045
3.75% 1/11/28	9,000	8,622
4% 10/2/23	18,750	19,106
4.125% 1/21/26	3,200	3,229
4.35% 1/15/47	14,410	13,055
4.6% 1/23/46	5,800	5,417
4.6% 2/10/48	4,750	4,458
4.75% 3/8/44	9,700	9,336
5.55% 1/21/45	3,916	4,186
6.05% 1/11/40	4,800	5,400
Uruguay Republic:
4.125% 11/20/45	4,750	4,477
4.375% 10/27/27	12,250	12,629
4.5% 8/14/24	3,625	3,828
5.1% 6/18/50	5,755	5,977
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $535,431)		531,028

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,900
1.25% 7/26/21	9,390	8,963
1.625% 10/2/18	2,800	2,792
2.375% 9/23/21	2,900	2,872
Asian Development Bank:
1.125% 6/5/18	7,290	7,276
1.5% 1/22/20	4,750	4,671
1.75% 9/13/22	14,272	13,646
1.875% 4/12/19	12,000	11,947
1.875% 2/18/22	2,000	1,938
2% 4/24/26	6,300	5,852
2.125% 11/24/21	4,825	4,731
Council of Europe Development Bank 1% 3/7/18	1,900	1,900
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,533
1.75% 6/14/19	4,700	4,669
1.75% 11/26/19	2,875	2,845
2.125% 3/7/22	4,690	4,581
European Investment Bank:
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,545
1.375% 6/15/20	2,725	2,656
1.375% 9/15/21	17,570	16,798
1.625% 12/18/18	30,900	30,775
1.625% 6/15/21	7,000	6,773
1.75% 6/17/19	8,625	8,565
1.875% 3/15/19	3,000	2,989
1.875% 2/10/25	3,000	2,792
2% 3/15/21	4,770	4,682
2% 12/15/22	14,167	13,648
2.125% 10/15/21	2,840	2,785
2.25% 3/15/22	15,900	15,594
2.25% 8/15/22	1,880	1,835
2.375% 6/15/22	14,000	13,770
2.375% 5/24/27	4,000	3,788
2.5% 4/15/21	4,650	4,632
2.5% 10/15/24	5,725	5,568
2.875% 9/15/20	9,000	9,075
3.25% 1/29/24	2,000	2,034
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,362
1.75% 9/14/22	6,150	5,887
2.125% 1/15/25	1,830	1,742
3% 10/4/23	3,575	3,601
3.875% 9/17/19	5,000	5,116
4.375% 1/24/44	4,000	4,618
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,586
1.125% 8/10/20	19,800	19,161
1.375% 9/20/21	5,230	5,005
1.625% 3/9/21	6,000	5,835
1.625% 2/10/22	3,900	3,742
1.75% 4/19/23	6,700	6,355
1.875% 10/7/19	3,825	3,798
1.875% 10/7/22	17,000	16,338
1.875% 10/27/26	4,760	4,343
2.25% 6/24/21	16,075	15,879
2.5% 11/25/24	5,700	5,542
2.5% 7/29/25	3,790	3,669
International Finance Corp.:
1.125% 7/20/21	6,550	6,229
1.625% 7/16/20	2,870	2,814
1.75% 9/16/19	11,350	11,248
Nordic Investment Bank 1.125% 2/25/19	6,600	6,527
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $400,338)		393,121

Bank Notes - 0.0%
Bank of America NA 6% 10/15/36	2,419	2,980
KeyBank NA 2.5% 12/15/19	4,000	3,979
PNC Bank NA 2.4% 10/18/19	4,750	4,719
Regions Bank 7.5% 5/15/18	2,000	2,021
UBS AG Stamford Branch 5.75% 4/25/18	830	834
TOTAL BANK NOTES
(Cost $14,124)		14,533
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.41% (e)
(Cost $179,472)	179,436,525	179,472
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $37,199,553)		36,625,754
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(291,922)
NET ASSETS - 100%		$36,333,832

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
4.5% 3/1/48
(Proceeds $21,098)	$(20,300)	$(21,115)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,095,000 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,271
Total	$1,271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$9,197,183	$--	$9,197,183	$--
U.S. Government and Government Agency Obligations	15,185,292	--	15,185,292	--
U.S. Government Agency - Mortgage Securities	10,261,994	--	10,261,994	--
Asset-Backed Securities	101,737	--	101,737	--
Commercial Mortgage Securities	571,802	--	571,802	--
Municipal Securities	189,592	--	189,592	--
Foreign Government and Government Agency Obligations	531,028	--	531,028	--
Supranational Obligations	393,121	--	393,121	--
Bank Notes	14,533	--	14,533	--
Money Market Funds	179,472	179,472	--	--
Total Investments in Securities:	$36,625,754	$179,472	$36,446,282	$--
Other Financial Instruments:
TBA Sale Commitments	$(21,115)	$--	$(21,115)	$--
Total Other Financial Instruments:	$(21,115)	$--	$(21,115)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $37,020,081)	$36,446,282
Fidelity Central Funds (cost $179,472)	179,472
Total Investment in Securities (cost $37,199,553)		$36,625,754
Cash		660
Receivable for investments sold		140,746
Receivable for TBA sale commitments		21,098
Receivable for fund shares sold		35,370
Interest receivable		186,722
Distributions receivable from Fidelity Central Funds		147
Other receivables		231
Total assets		37,010,728
Liabilities
Payable for investments purchased
Regular delivery	$295,055
Delayed delivery	292,535
TBA sale commitments, at value	21,115
Payable for fund shares redeemed	51,079
Distributions payable	15,911
Accrued management fee	756
Other affiliated payables	213
Other payables and accrued expenses	232
Total liabilities		676,896
Net Assets		$36,333,832
Net Assets consist of:
Paid in capital		$36,920,237
Undistributed net investment income		17,930
Accumulated undistributed net realized gain (loss) on investments		(30,519)
Net unrealized appreciation (depreciation) on investments		(573,816)
Net Assets		$36,333,832
Investor Class:
Net Asset Value, offering price and redemption price per share ($311,085 ÷ 27,530 shares)		$11.30
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,929,189 ÷ 790,417 shares)		$11.30
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,129,251 ÷ 365,515 shares)		$11.30
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($17,731,569 ÷ 1,569,637 shares)		$11.30
Class F:
Net Asset Value, offering price and redemption price per share ($5,232,738 ÷ 463,210 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$442,648
Income from Fidelity Central Funds		1,271
Total income		443,919
Expenses
Management fee	$4,276
Transfer agent fees	1,288
Independent trustees' fees and expenses	64
Miscellaneous	48
Total expenses before reductions	5,676
Expense reductions	(3)	5,673
Net investment income (loss)		438,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,436
Total net realized gain (loss)		2,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,242,945)
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		(1,242,943)
Net gain (loss)		(1,240,507)
Net increase (decrease) in net assets resulting from operations		$(802,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$438,246	$719,313
Net realized gain (loss)	2,436	1,389
Change in net unrealized appreciation (depreciation)	(1,242,943)	(492,820)
Net increase (decrease) in net assets resulting from operations	(802,261)	227,882
Distributions to shareholders from net investment income	(441,951)	(707,986)
Distributions to shareholders from net realized gain	(20,168)	(6,944)
Total distributions	(462,119)	(714,930)
Share transactions - net increase (decrease)	4,696,050	7,703,646
Total increase (decrease) in net assets	3,431,670	7,216,598
Net Assets
Beginning of period	32,902,162	25,685,564
End of period	$36,333,832	$32,902,162
Other Information
Undistributed net investment income end of period	$17,930	$21,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.140	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.402)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	(.262)	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.141)	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.148)	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.30	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB,C	(2.26)%	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.14%F	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.14%F	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.14%F	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.44%F	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$311	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.145	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.402)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	(.257)	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.146)	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.153)	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%F	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.54%F	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,929	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.402)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	(.256)	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.147)	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.21)%	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.55%F	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,129	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.402)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$17,732	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.146	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.402)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	(.256)	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.147)	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.007)	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.154)	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.30	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB,C	(2.20)%	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.56%F	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$5,233	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateG	52%F	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investing manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$336,034
Gross unrealized depreciation	(896,415)
Net unrealized appreciation (depreciation)	$(560,381)
Tax cost	$37,186,135

The Fund elected to defer to its next fiscal year approximately $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,522,793 and $454,482, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$184
Premium Class	901
Institutional Class	203
$1,288

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $532.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Investor Class	$3,908	$9,080
Premium Class	114,000	207,464
Institutional Class	51,636	94,435
Institutional Premium Class	211,272	304,666
Class F	61,135	92,341
Total	$441,951	$707,986
From net realized gain
Investor Class	$197	$108
Premium Class	5,410	2,163
Institutional Class	2,492	995
Institutional Premium Class	9,336	2,769
Class F	2,733	909
Total	$20,168	$6,944

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Investor Class
Shares sold	9,265	26,655	$107,052	$309,794
Reinvestment of distributions	342	724	3,936	8,413
Shares redeemed	(10,551)	(36,966)	(121,906)	(429,424)
Net increase (decrease)	(944)	(9,587)	$(10,918)	$(111,217)
Premium Class
Shares sold	143,219	292,880	$1,652,598	$3,404,153
Reinvestment of distributions	9,788	17,088	112,793	198,513
Shares redeemed	(128,834)	(238,163)	(1,485,579)	(2,760,693)
Net increase (decrease)	24,173	71,805	$279,812	$841,973
Institutional Class
Shares sold	94,560	137,818	$1,090,067	$1,600,642
Reinvestment of distributions	4,649	8,184	53,575	95,075
Shares redeemed	(78,410)	(122,442)	(905,750)	(1,418,561)
Net increase (decrease)	20,799	23,560	$237,892	$277,156
Institutional Premium Class
Shares sold	384,303	608,892	$4,432,542	$7,067,151
Reinvestment of distributions	11,743	19,755	135,284	229,483
Shares redeemed	(122,781)	(150,534)	(1,408,784)	(1,745,549)
Net increase (decrease)	273,265	478,113	$3,159,042	$5,551,085
Class F
Shares sold	91,416	112,532	$1,054,765	$1,303,276
Reinvestment of distributions	5,546	8,028	63,868	93,250
Shares redeemed	(7,712)	(21,808)	(88,411)	(251,877)
Net increase (decrease)	89,250	98,752	$1,030,222	$1,144,649

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Investor Class	.14%
Actual		$1,000.00	$977.40	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70
Premium Class	.05%
Actual		$1,000.00	$977.90	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$978.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to the fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2016.

Fidelity U.S. Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.03% to 0.025%.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.04% (0.035% effective August 1, 2017); Institutional Premium Class: 0.03% (0.025% effective August 1, 2017); Investor Class: 0.15% (0.14% effective August 1, 2017); Premium Class: 0.05% (0.045% effective August 1, 2017); and Class F: 0.03% (0.025% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UBI-F-SANN-0418
1.899041.108

Fidelity® Series Investment Grade Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	62.9%
AAA	0.3%
AA	0.8%
A	6.2%
BBB	20.5%
BB and Below	6.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Corporate Bonds	30.5%
U.S. Government and U.S. Government Agency Obligations	62.9%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	0.4%
Municipal Bonds	1.6%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 7.7%

 ** Futures and Swaps - 0.5%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18	$15,850,000	$15,930,426
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	25,999,362
3.25% 5/15/18	8,305,000	8,317,150
3.5% 7/10/19	18,875,000	18,986,732
4.2% 3/1/21	27,410,000	28,052,291
4.25% 5/15/23	9,285,000	9,466,778
4.375% 9/25/21	41,737,000	42,935,182
		149,687,921
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,694,422
4.25% 6/15/23	18,902,000	19,693,948
		22,388,370
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	4,768,000	4,761,703
Media - 1.6%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,905,180
7.75% 12/1/45	10,133,000	15,401,263
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	47,265,392
4.908% 7/23/25	25,893,000	26,664,703
5.375% 5/1/47	37,324,000	36,944,618
6.484% 10/23/45	20,000,000	22,530,193
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	30,180,874
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,518,984
4.5% 9/15/42	19,770,000	17,859,019
5.5% 9/1/41	14,842,000	15,066,572
5.875% 11/15/40	9,556,000	10,084,780
6.55% 5/1/37	40,036,000	45,535,328
6.75% 7/1/18	23,280,000	23,591,000
7.3% 7/1/38	30,237,000	36,259,503
8.25% 4/1/19	42,627,000	45,000,898
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,451,223
6.2% 3/15/40	15,555,000	18,190,885
		449,450,415

TOTAL CONSUMER DISCRETIONARY		626,288,409

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	50,666,309
3.3% 2/1/23	55,080,000	54,845,230
4.7% 2/1/36	52,149,000	54,801,190
4.9% 2/1/46	59,642,000	63,589,745
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	16,792,000	17,128,397
		241,030,871
Food & Staples Retailing - 0.2%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	22,994,038
3.5% 7/20/22	13,624,000	13,572,617
4% 12/5/23	18,015,000	18,265,085
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,166,328
		68,998,068
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,032,326
9.25% 8/6/19	1,547,000	1,687,875
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,274,186
2.95% 7/21/20 (a)	24,400,000	24,359,488
3.75% 7/21/22 (a)	56,649,000	57,356,986
4.25% 7/21/25 (a)	25,864,000	26,371,319
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,471,137
3.25% 6/12/20	5,106,000	5,121,207
4% 6/12/22	17,554,000	17,920,426
4.45% 6/12/25	12,732,000	13,107,532
5.7% 8/15/35	6,607,000	7,524,767
5.85% 8/15/45	50,684,000	58,703,866
6.15% 9/15/43	11,136,000	13,452,802
7.25% 6/15/37	15,680,000	20,669,559
		302,053,476

TOTAL CONSUMER STAPLES		612,082,415

ENERGY - 5.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,334,965
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,122,326
6.5% 4/1/20	2,078,000	2,215,957
Ensco PLC:
5.2% 3/15/25	32,677,000	27,121,910
5.75% 10/1/44	12,542,000	8,669,658
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,893,037
4.85% 11/15/35	11,266,000	12,066,040
Noble Holding International Ltd.:
7.7% 4/1/25 (b)	32,232,000	28,847,640
8.7% 4/1/45 (b)	11,807,000	9,976,915
		119,248,448
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	42,319,658
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,519,678
5.55% 3/15/26	16,886,000	18,441,440
6.45% 9/15/36	4,820,000	5,741,787
6.6% 3/15/46	45,900,000	57,223,078
Canadian Natural Resources Ltd. 5.85% 2/1/35	11,807,000	13,375,919
Cenovus Energy, Inc. 4.25% 4/15/27	26,894,000	26,282,137
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,896,566
3.3% 6/1/20	23,925,000	24,014,958
4.5% 6/1/25	7,318,000	7,509,007
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,546,580
5.35% 3/15/20 (a)	39,799,000	40,793,975
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,899,225
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,670,200
El Paso Corp. 6.5% 9/15/20	21,920,000	23,588,336
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,410,921
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,870,044
3.9% 5/15/24 (b)	7,314,000	7,208,405
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,355,013
4.375% 10/15/20	16,600,000	17,070,571
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,265,837
5.5% 12/1/46	9,479,000	10,670,423
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,967,131
3.75% 2/15/25	16,764,000	16,838,022
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,680,374
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,954,292
MPLX LP 4.875% 12/1/24	10,489,000	11,035,215
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,061,112
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	67,637,122
5.625% 5/20/43	47,507,000	40,618,485
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	81,955,000	84,413,650
Petroleos Mexicanos:
3.5% 1/30/23	28,927,000	27,856,701
4.5% 1/23/26	25,619,000	24,786,383
4.625% 9/21/23	51,115,000	51,375,687
4.875% 1/24/22	17,019,000	17,451,963
4.875% 1/18/24	25,208,000	25,586,120
5.375% 3/13/22 (a)	10,290,000	10,753,050
5.5% 1/21/21	41,149,000	43,062,429
5.5% 6/27/44	29,591,000	26,513,832
5.625% 1/23/46	24,828,000	22,230,991
6% 3/5/20	6,833,000	7,160,984
6.35% 2/12/48 (a)	17,400,000	16,963,260
6.375% 1/23/45	22,458,000	21,784,260
6.5% 3/13/27 (a)	23,110,000	24,701,586
6.5% 6/2/41	47,555,000	47,543,111
6.75% 9/21/47	59,102,000	60,099,051
6.75% 9/21/47 (a)	24,105,000	24,511,651
6.875% 8/4/26	20,000,000	21,948,000
8% 5/3/19	11,765,000	12,419,134
Phillips 66 Co. 4.3% 4/1/22	21,152,000	21,963,356
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,087,764
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,597,164
3.85% 10/15/23	20,000,000	19,752,074
Southwestern Energy Co. 6.7% 1/23/25 (b)	13,262,000	12,996,760
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,651,498
4.55% 6/24/24	86,182,000	86,828,365
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,319,671
4.65% 7/1/26	5,606,000	5,693,740
5.375% 6/1/21	39,434,000	41,276,140
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,530,434
3.9% 1/15/25	6,023,000	5,978,897
4% 11/15/21	7,970,000	8,127,540
4.125% 11/15/20	4,302,000	4,402,298
4.3% 3/4/24	17,006,000	17,434,211
4.5% 11/15/23	8,697,000	8,994,871
		1,496,262,137

TOTAL ENERGY		1,615,510,585

FINANCIALS - 11.6%
Banks - 5.5%
Bank of America Corp.:
2.25% 4/21/20	682,000	673,760
2.6% 1/15/19	6,602,000	6,603,849
3.004% 12/20/23 (a)(b)	64,210,000	62,826,630
3.3% 1/11/23	22,906,000	22,827,413
3.419% 12/20/28 (a)(b)	29,790,000	28,522,344
3.5% 4/19/26	25,446,000	25,060,097
3.95% 4/21/25	22,702,000	22,667,394
4.1% 7/24/23	35,172,000	36,363,543
4.2% 8/26/24	36,930,000	37,668,337
4.25% 10/22/26	24,664,000	24,901,553
5.65% 5/1/18	16,400,000	16,494,952
Barclays PLC:
2.75% 11/8/19	20,644,000	20,520,342
3.25% 1/12/21	24,010,000	23,841,354
4.375% 1/12/26	32,341,000	32,375,152
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	56,677,632
2.75% 4/25/22	25,000,000	24,468,638
2.9% 12/8/21	20,972,000	20,705,134
3.142% 1/24/23 (b)	22,396,000	22,233,020
4.05% 7/30/22	10,740,000	10,987,217
4.4% 6/10/25	52,520,000	53,907,896
5.5% 9/13/25	11,022,000	12,056,119
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,583,971
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,633,995
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,432,783
3.75% 3/26/25	26,750,000	26,407,078
3.8% 9/15/22	38,070,000	38,438,732
3.8% 6/9/23	42,579,000	42,844,218
Discover Bank:
3.35% 2/6/23	15,572,000	15,462,113
4.2% 8/8/23	35,498,000	36,459,026
7% 4/15/20	9,043,000	9,733,025
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,576,936
8.25% 3/1/38	12,528,000	18,196,810
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,634,554
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,376,529
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,912,144
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	37,169,269
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,704,197
2.2% 10/22/19	22,906,000	22,705,411
2.35% 1/28/19	21,611,000	21,587,615
2.95% 10/1/26	27,458,000	25,805,625
3.25% 9/23/22	53,888,000	53,907,044
3.875% 9/10/24	52,753,000	53,110,854
4.125% 12/15/26	48,163,000	48,689,486
4.25% 10/15/20	40,500,000	41,882,994
4.35% 8/15/21	37,606,000	39,099,256
4.625% 5/10/21	10,326,000	10,821,805
4.95% 3/25/20	8,235,000	8,580,065
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,607,159
Regions Bank 6.45% 6/26/37	40,184,000	48,620,296
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,094,506
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	43,796,864
5.125% 5/28/24	45,938,000	47,065,827
6% 12/19/23	30,612,000	32,683,866
6.1% 6/10/23	35,599,000	38,023,136
6.125% 12/15/22	71,538,000	76,293,233
		1,567,322,798
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	30,182,412
4.25% 2/15/24	23,736,000	24,454,912
Credit Suisse Group AG 3.869% 1/12/29(a)(b)	19,608,000	19,046,160
Deutsche Bank AG 4.5% 4/1/25	67,755,000	66,377,548
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,801,400
3.3% 11/16/22	46,140,000	44,991,621
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	158,668,000	155,564,441
3.2% 2/23/23	83,857,000	82,569,607
3.272% 9/29/25 (b)	52,832,000	50,979,917
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,470,558
Lazard Group LLC 4.25% 11/14/20	20,221,000	20,860,939
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,028,635
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,750,792
3.25% 1/15/28 (a)	11,244,000	10,696,372
4.875% 2/15/24	10,558,000	11,242,199
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,578,671
2.8% 6/16/20	40,000,000	39,876,829
3.125% 1/23/23	52,000,000	51,159,979
3.7% 10/23/24	18,925,000	18,914,951
3.75% 2/25/23	53,516,000	54,301,828
4.1% 5/22/23	20,000,000	20,362,392
4.875% 11/1/22	39,633,000	41,786,742
5% 11/24/25	6,349,000	6,759,684
5.625% 9/23/19	16,919,000	17,634,400
5.75% 1/25/21	26,624,000	28,551,741
7.3% 5/13/19	22,127,000	23,285,078
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	18,834,427
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	28,260,486
		936,324,721
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,132,757
4.5% 5/15/21	5,650,000	5,822,851
5% 10/1/21	8,475,000	8,881,153
Capital One Financial Corp. 3.8% 1/31/28	21,736,000	21,102,578
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,640,272
3.85% 11/21/22	38,277,000	38,532,902
3.95% 11/6/24	16,412,000	16,387,294
5.2% 4/27/22	16,852,000	17,795,859
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,314,287
2.875% 10/1/18	27,070,000	27,125,665
Hyundai Capital America 2.875% 8/9/18 (a)	12,509,000	12,520,943
Synchrony Financial:
3% 8/15/19	8,044,000	8,048,661
3.75% 8/15/21	12,146,000	12,299,830
4.25% 8/15/24	12,226,000	12,313,506
		237,918,558
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,204,490
3.85% 2/1/25	22,346,000	21,791,967
3.875% 8/15/22	17,670,000	17,808,963
4.125% 6/15/26	10,088,000	9,931,437
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,370,037
		98,106,894
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,031,075
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,713,832
3.3% 3/1/21	11,928,000	11,955,491
3.875% 1/15/35	29,736,000	28,109,445
4.875% 6/1/22	26,181,000	27,737,816
Aon Corp. 5% 9/30/20	5,687,000	5,960,902
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	11,133,000	11,105,168
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	29,489,067
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	24,427,417
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	13,797,273
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	33,272,982
MetLife, Inc.:
3.048% 12/15/22 (b)	21,302,000	21,175,325
4.75% 2/8/21	6,004,000	6,292,579
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	22,952,653
3% 1/10/23 (a)	15,204,000	15,002,633
Pacific LifeCorp 5.125% 1/30/43 (a)	30,812,000	32,557,343
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,556,179
5.375% 5/15/45 (b)	27,275,000	28,366,000
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,899,872
7.375% 6/15/19	3,820,000	4,047,596
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	32,247,234
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,066,284
4.125% 11/1/24 (a)	10,239,000	10,545,079
Unum Group:
3.875% 11/5/25	25,368,000	25,244,287
5.625% 9/15/20	18,528,000	19,676,197
5.75% 8/15/42	40,693,000	47,973,501
		483,203,230

TOTAL FINANCIALS		3,322,876,201

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	24,675,910
4.5% 5/14/35	36,362,000	37,458,209
		62,134,119
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
2.675% 12/15/19	6,576,000	6,550,253
2.894% 6/6/22	30,000,000	29,229,674
		35,779,927
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,362,616
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,855,615
		32,218,231
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,071,296
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,193,355
3.45% 3/15/22	25,461,000	25,345,281
Allergan PLC 3.25% 10/1/22	15,000,000	14,796,024
Mylan NV:
2.5% 6/7/19	12,126,000	12,053,062
3.15% 6/15/21	24,804,000	24,581,192
3.95% 6/15/26	37,112,000	35,895,894
Perrigo Finance PLC:
3.5% 12/15/21	2,562,000	2,571,451
3.9% 12/15/24	19,061,000	19,003,009
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	47,810,813
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,074,542
2.8% 7/21/23	27,416,000	23,997,021
3.15% 10/1/26	14,782,000	12,056,030
Zoetis, Inc. 3.25% 2/1/23	33,171,000	32,915,057
		289,292,731

TOTAL HEALTH CARE		423,496,304

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	15,736,364
6.375% 6/1/19 (a)	9,485,000	9,907,744
		25,644,108
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	246,259	252,883
6.795% 8/2/18	18,412	18,596
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	213,512	217,782
		489,261
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18	24,956,000	24,968,959
3% 9/15/23	4,809,000	4,677,691
3.375% 6/1/21	12,831,000	12,916,492
3.75% 2/1/22	25,484,000	25,833,119
3.875% 4/1/21	17,429,000	17,748,067
4.25% 9/15/24	19,743,000	20,230,605
4.75% 3/1/20	19,421,000	20,093,442
		126,468,375
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,954,517

TOTAL INDUSTRIALS		155,556,261

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	4,946,000	4,941,246
MATERIALS - 0.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,463,504
4.25% 11/15/20	6,609,000	6,809,479
		27,272,983
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,683,653
6.75% 10/19/75 (a)(b)	24,962,000	28,331,870
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,127,000	7,851,576
4.5% 8/1/47 (a)	6,415,000	6,399,347
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	22,539,000
		75,805,446

TOTAL MATERIALS		103,078,429

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,798,763
4.6% 4/1/22	7,545,000	7,881,980
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,341,604
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,625,602
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	11,074,634
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,866,604
4.25% 1/15/24	20,255,000	20,820,379
Corporate Office Properties LP 5% 7/1/25	16,542,000	17,162,503
DDR Corp.:
3.625% 2/1/25	12,380,000	11,958,577
4.25% 2/1/26	9,452,000	9,371,698
4.625% 7/15/22	19,208,000	19,990,989
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,192,221
3.75% 12/1/24	9,068,000	9,174,657
3.875% 10/15/22	20,422,000	20,903,925
Equity One, Inc. 3.75% 11/15/22	30,646,000	30,838,993
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,839,921
4.75% 7/15/20	31,427,000	32,735,287
Health Care REIT, Inc. 2.25% 3/15/18	10,222,000	10,221,966
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,835,176
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	29,712,359
4.5% 1/15/25	13,762,000	13,395,188
4.5% 4/1/27	73,646,000	70,373,546
4.75% 1/15/28	30,475,000	29,499,403
4.95% 4/1/24	7,519,000	7,674,776
5.25% 1/15/26	29,837,000	30,083,934
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,410,713
5% 12/15/23	4,225,000	4,307,024
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,600,055
WP Carey, Inc. 4% 2/1/25	30,215,000	29,877,231
		509,569,708
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	30,761,100
3.95% 11/15/27	17,688,000	17,040,419
4.1% 10/1/24	24,424,000	24,397,492
4.55% 10/1/29	23,929,000	23,891,043
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,351,387
3.95% 7/1/22	17,850,000	18,335,930
4.75% 10/1/25	18,728,000	19,765,762
5.25% 3/15/21	10,656,000	11,279,909
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,743,274
3.75% 4/1/25	17,751,000	17,764,022
4.125% 6/15/22	11,558,000	11,928,572
4.4% 2/15/24	32,513,000	33,920,177
4.75% 10/1/20	17,245,000	17,977,718
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	37,463,431
4.5% 4/18/22	7,126,000	6,994,407
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,553,756
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,211,573
3.75% 12/1/24	17,037,000	16,711,759
3.875% 12/1/23	10,722,000	10,651,929
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,267,248
3.5% 2/1/25	8,762,000	8,592,312
4% 3/1/28	11,430,000	11,312,827
4.125% 1/15/26	8,443,000	8,523,866
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	5,600,000	5,769,232
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,784,659
		413,993,804

TOTAL REAL ESTATE		923,563,512

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,813,055
3% 6/30/22	20,000,000	19,664,437
3.4% 5/15/25	51,500,000	49,582,050
3.6% 2/17/23	59,546,000	59,680,053
4.5% 3/9/48	20,350,000	18,498,854
5.875% 10/1/19	16,408,000	17,158,994
6.3% 1/15/38	40,737,000	46,970,364
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	242,011
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,215,559
5.012% 8/21/54	41,944,000	41,548,315
5.5% 3/16/47	18,182,000	19,863,453
		312,237,145
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,043,695

TOTAL TELECOMMUNICATION SERVICES		328,280,840

UTILITIES - 2.1%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,449,664
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,450,991
6.4% 9/15/20 (a)	34,900,000	37,609,802
Eversource Energy:
1.45% 5/1/18	7,067,000	7,057,539
2.8% 5/1/23	32,099,000	31,144,277
Exelon Corp. 2.85% 6/15/20	7,468,000	7,436,688
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	68,311,361
7.375% 11/15/31	30,718,000	40,501,644
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	17,363,160
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	42,144,711
3.7% 9/1/24	10,405,000	10,175,204
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,271,956
Nevada Power Co. 6.5% 5/15/18	15,159,000	15,292,947
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,677,365
PG&E Corp. 2.4% 3/1/19	3,334,000	3,314,381
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,450,520
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	42,118,261
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,540,402
		385,310,873
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,944,288
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,898,915
2.7% 6/15/21	5,862,000	5,751,383
3.55% 6/15/26	9,377,000	9,027,314
		20,677,612
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	28,934,187
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	66,502,000	62,678,135
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	7,991,000	7,911,090
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,543,758
5.95% 6/15/41	21,763,000	26,470,488
6.8% 1/15/19	1,039,000	1,074,693
Puget Energy, Inc.:
6% 9/1/21	26,400,000	28,742,612
6.5% 12/15/20	8,451,000	9,249,456
Sempra Energy 2.875% 10/1/22	9,886,000	9,717,458
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	13,102,000	12,774,450
		201,096,327

TOTAL UTILITIES		614,029,100

TOTAL NONCONVERTIBLE BONDS
(Cost $8,625,721,624)		8,729,703,302

U.S. Government and Government Agency Obligations - 39.6%
U.S. Treasury Inflation-Protected Obligations - 7.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$135,949,135	$128,562,687
0.875% 2/15/47	162,645,868	158,127,425
1% 2/15/46	84,691,002	85,082,025
1.375% 2/15/44	271,087,858	296,151,472
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	372,355,998	362,373,412
0.125% 7/15/26	234,170,057	223,664,941
0.25% 1/15/25	26,020,750	25,325,155
0.375% 7/15/25	341,940,392	335,773,374
0.375% 1/15/27	125,497,034	121,569,427
0.375% 7/15/27	139,075,020	134,830,584
0.5% 1/15/28	75,000,000	73,192,102
0.625% 1/15/26	207,502,000	206,393,581

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,151,046,185

U.S. Treasury Obligations - 32.1%
U.S. Treasury Bonds:
2.75% 11/15/47	232,880,000	215,759,682
3% 5/15/45	226,184,000	220,997,671
3% 11/15/45	197,310,000	192,654,717
3% 2/15/47	459,054,000	447,631,447
3% 5/15/47	273,340,000	266,421,081
U.S. Treasury Notes:
1% 5/15/18	96,174,000	96,053,911
1.25% 3/31/21	384,860,000	371,209,497
1.25% 10/31/21	890,411,000	850,585,979
1.375% 4/30/21	143,110,000	138,380,661
1.5% 5/15/20	253,710,000	249,279,985
1.75% 12/31/20	345,223,000	339,046,746
1.75% 6/30/22	511,054,000	493,147,148
1.875% 3/31/22	1,061,519,000	1,032,410,136
1.875% 7/31/22	400,905,000	388,502,002
1.875% 9/30/22	210,000,000	203,166,797
2% 12/31/21	766,143,000	750,580,720
2% 11/15/26	94,726,000	88,346,796
2.125% 12/31/22	117,180,000	114,419,861
2.125% 7/31/24	458,189,000	440,810,033
2.125% 11/30/24	454,473,000	435,814,752
2.25% 12/31/24	651,796,000	629,670,583
2.25% 11/15/27	486,870,000	460,681,720
2.375% 1/31/23	300,000,000	296,214,843
2.375% 5/15/27	232,280,000	222,789,183
2.5% 1/31/25	225,000,000	220,807,618

TOTAL U.S. TREASURY OBLIGATIONS		9,165,383,569

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,651,537,612)		11,316,429,754

U.S. Government Agency - Mortgage Securities - 22.8%
Fannie Mae - 12.1%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(c)	32,963	33,607
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (b)(c)	126,810	131,291
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (b)(c)	102,022	105,642
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (b)(c)	201,747	208,494
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (b)(c)	35,812	37,143
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(c)	124,913	129,959
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	54,994	57,134
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (b)(c)	261,609	274,649
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (b)(c)	137,239	142,369
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (b)(c)	105,392	109,751
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	71,316	74,147
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (b)(c)	111,051	114,264
12 month U.S. LIBOR + 1.718% 3.429% 5/1/35 (b)(c)	325,627	339,073
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(c)	1,934,101	1,991,546
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (b)(c)	326,061	343,622
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (b)(c)	514,517	529,906
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (b)(c)	202,433	208,159
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (b)(c)	1,173,753	1,223,444
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (b)(c)	1,167,654	1,212,061
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (b)(c)	1,731,417	1,824,908
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (b)(c)	227,709	234,859
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (b)(c)	11,087,621	11,600,081
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (b)(c)	1,711,404	1,773,976
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (b)(c)	1,000,431	1,031,227
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (b)(c)	1,328,260	1,394,254
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (b)(c)	924,222	972,465
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (b)(c)	152,461	157,530
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(c)	97,775	103,175
12 month U.S. LIBOR + 1.932% 3.696% 9/1/36 (b)(c)	297,907	314,286
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (b)(c)	2,806	2,899
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (b)(c)	36,960	37,803
6 month U.S. LIBOR + 1.505% 3.031% 1/1/35 (b)(c)	382,573	392,874
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (b)(c)	21,219	21,762
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (b)(c)	111,038	114,095
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (b)(c)	54,788	56,320
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (b)(c)	42,414	43,641
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (b)(c)	50,796	51,763
6 month U.S. LIBOR + 1.740% 3.316% 12/1/34 (b)(c)	8,020	8,365
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (b)(c)	55,927	58,459
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	101,561	107,220
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.159% 12/1/33 (b)(c)	1,126,712	1,198,135
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (b)(c)	440,104	464,840
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (b)(c)	184,208	193,124
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.537% 7/1/34 (b)(c)	323,620	342,985
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.51% 5/1/35 (b)(c)	89,466	94,929
2.5% 7/1/31 to 4/1/43	20,112,694	19,026,789
3% 11/1/24 to 3/1/47	710,455,914	694,486,761
3% 3/1/33 (d)	600,000	597,402
3% 3/1/33 (d)	23,200,000	23,099,544
3% 3/1/33 (d)	60,450,000	60,188,252
3% 3/1/33 (d)	32,650,000	32,508,626
3% 3/1/33 (d)	108,950,000	108,478,247
3% 3/1/48 (d)	129,600,000	125,587,066
3% 3/1/48 (d)	75,400,000	73,065,314
3.5% 5/1/26 to 10/1/56	987,429,990	990,851,257
3.5% 3/1/48 (d)	40,300,000	40,226,336
3.5% 3/1/48 (d)	40,300,000	40,226,336
4% 9/1/24 to 10/1/47	402,142,647	414,924,701
4% 3/1/48 (d)	46,800,000	47,940,750
4% 3/1/48 (d)	43,650,000	44,713,969
4% 3/1/48 (d)	22,350,000	22,894,781
4% 3/1/48 (d)	62,650,000	64,177,094
4% 3/1/48 (d)	60,300,000	61,769,813
4% 4/1/48 (d)	214,850,000	219,734,486
4.5% 4/1/21 to 8/1/56	133,791,896	141,281,645
5% 3/1/18 to 8/1/56	55,318,173	59,725,315
5.255% 8/1/41	3,181,123	3,395,775
5.5% 3/1/18 to 5/1/44	62,973,727	69,225,372
6% 7/1/19 to 1/1/42	24,040,004	26,753,080
6.309% 2/1/39	4,404,631	4,772,187
6.5% 4/1/18 to 8/1/39	35,206,033	39,348,628
7% 9/1/18 to 7/1/37	2,540,219	2,858,811
7.5% 11/1/22 to 2/1/32	1,163,817	1,318,246
8% 7/1/29 to 3/1/37	26,440	31,103
8.5% 12/1/19 to 9/1/25	1,832	2,010
9.5% 6/1/18 to 2/1/25	4,393	4,512
10.5% 8/1/20	210	211

TOTAL FANNIE MAE		3,463,076,655

Freddie Mac - 4.7%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(c)	112,317	115,208
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	35,716	36,635
12 month U.S. LIBOR + 1.375% 3.117% 3/1/36 (b)(c)	382,105	392,917
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (b)(c)	247,471	252,815
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	90,021	91,876
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (b)(c)	1,610,242	1,688,246
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (b)(c)	6,413,854	6,670,317
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (b)(c)	2,168,248	2,268,846
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(c)	78,417	81,966
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (b)(c)	176,169	184,894
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (b)(c)	987,258	1,032,350
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (b)(c)	872,933	902,253
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (b)(c)	1,045,759	1,076,852
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (b)(c)	1,067,383	1,120,912
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (b)(c)	1,056,062	1,113,788
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (b)(c)	1,447,945	1,523,581
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (b)(c)	1,332,315	1,401,221
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (b)(c)	44,724	46,995
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (b)(c)	240,433	251,798
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(c)	124,484	131,488
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (b)(c)	92,368	97,066
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (b)(c)	6,418	6,718
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (b)(c)	242,478	256,339
6 month U.S. LIBOR + 1.125% 2.7% 8/1/37 (b)(c)	73,779	74,490
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (b)(c)	79,601	81,244
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (b)(c)	112,974	115,028
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (b)(c)	298,707	308,312
6 month U.S. LIBOR + 1.655% 3.147% 4/1/35 (b)(c)	197,198	204,966
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(c)	61,702	63,809
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (b)(c)	114,100	118,101
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (b)(c)	56,882	58,634
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (b)(c)	390,361	400,124
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (b)(c)	256,026	266,529
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (b)(c)	51,682	54,013
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (b)(c)	131,003	134,917
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (b)(c)	85,585	89,641
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (b)(c)	179,976	190,966
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (b)(c)	349,981	363,635
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.13% 1/1/35 (b)(c)	20,894	21,998
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.206% 6/1/33 (b)(c)	852,120	897,786
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.504% 3/1/35 (b)(c)	1,510,152	1,598,010
2.5% 7/1/31	8,324,175	8,146,374
3% 10/1/28 to 12/1/46	352,322,339	345,186,009
3.5% 6/1/27 to 3/1/48 (e)(f)	496,301,558	500,417,823
3.5% 8/1/47	14,491,230	14,500,970
4% 6/1/33 to 6/1/47	290,923,200	300,573,905
4.5% 6/1/25 to 7/1/44	64,355,174	68,069,729
5% 3/1/19 to 7/1/41	39,063,310	42,375,926
5.5% 5/1/18 to 4/1/41	8,310,515	9,095,011
6% 2/1/19 to 12/1/37	4,008,187	4,457,842
6.5% 7/1/21 to 9/1/39	6,322,380	7,048,988
7% 6/1/21 to 9/1/36	2,267,470	2,562,659
7.5% 1/1/27 to 1/1/33	56,049	63,864
8% 7/1/24 to 1/1/37	72,055	83,453
8.5% 9/1/19 to 1/1/28	65,819	74,560
9% 10/1/20	33	34
9.5% 5/1/21 to 7/1/21	108	111
10% 2/1/20 to 11/1/20	83	86
11% 7/1/19 to 9/1/20	20	21

TOTAL FREDDIE MAC		1,328,444,649

Ginnie Mae - 6.0%
3% 4/15/42 to 5/20/47 (e)	418,978,444	410,685,564
3.5% 11/15/40 to 10/20/47	537,290,728	541,824,845
4% 2/15/39 to 7/20/47	268,179,967	277,189,572
4.5% 6/20/33 to 8/15/41	88,684,108	93,690,947
5.5% 6/15/33 to 9/15/39	3,805,016	4,207,625
6% 10/15/30 to 5/15/40	6,721,954	7,676,607
7% 10/15/22 to 3/15/33	3,166,781	3,622,798
7.5% 11/15/21 to 9/15/31	1,006,345	1,131,424
8% 11/15/21 to 11/15/29	309,047	344,441
8.5% 10/15/21 to 1/15/31	65,655	75,215
9% 9/15/19 to 1/15/23	1,369	1,448
9.5% 12/15/20 to 3/15/23	530	562
3% 3/1/48 (d)	52,650,000	51,480,733
3.5% 3/1/48 (d)	90,000,000	90,516,393
3.5% 3/1/48 (d)	100,050,000	100,624,057
4.5% 3/1/48 (d)	42,150,000	43,841,728
4.5% 4/1/48 (d)	19,700,000	20,466,823
4.5% 4/1/48 (d)	22,450,000	23,323,866
5% 12/15/32 to 9/15/41	39,939,077	43,355,023
6.5% 3/20/31 to 6/15/37	691,398	784,333
11% 7/20/19 to 9/20/19	530	549

TOTAL GINNIE MAE		1,714,844,553

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,647,278,384)		6,506,365,857

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$23,338,271	$23,338,236
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	562,768	567,207
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	159,282	162,714
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.0875% 6/15/32 (a)(b)(c)(g)	2,733,361	1,670,947
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	25,621	25,426
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	73,246	68,662
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	39,667	38,813
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (b)(c)	334,402	340,028
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	953,317	978,370
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	873,702	335,890
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (b)(c)	1,095,653	1,072,844
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	15,940	6,537
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.7457% 2/25/35 (b)(c)	851,878	856,085
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	43,385,125	44,249,400
Class AA, 4.213% 12/16/41 (a)	10,146,750	9,942,160
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	16,766,970	16,732,564
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	1,471,000	1,241,181
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	42,219	40,561
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	62,337	63,085
Series 2004-7 Class AF5, 5.868% 1/25/35	2,393,545	2,419,324
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	27,804	27,367
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	16,945,530	16,763,354
Class A2II, 4.03% 11/20/47 (a)	28,682,115	28,718,613
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	31,732	30,796
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 3/25/34 (b)(c)	2,091	1,874
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	801,000	794,945
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	282,636	241,519
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	209,154	202,261
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	329,170	322,888
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	119,007	116,570
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	197,399	184,445
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	75,040	69,066
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	11,971
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	174,955	176,950
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.9107% 8/25/33 (b)(c)	263,304	265,398
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	1,191,036	878,745
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	2,867,000	2,119,832
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	221,346	67,054
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	70,968	68,484
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	107,188	106,811
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	2,282	1,407
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	902,484	876,002
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	48,462	47,040
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	82,522	79,376
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	80,611	2,956
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(c)	3,908,000	3,932,591
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.8607% 9/27/66 (a)(b)(c)	21,200,524	21,200,547
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	1,164,000	1,156,695
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	368,063	373,673
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	558,000	503,347
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	1,245,000	1,243,443
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	49,419	49,400
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	17,464	17,168
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	115,176	110,963
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(g)	2,300,000	1,214,485
TOTAL ASSET-BACKED SECURITIES
(Cost $177,202,695)		186,128,070

Collateralized Mortgage Obligations - 2.6%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.1807% 1/25/35 (b)(c)	344,950	346,454
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (b)	128,281	131,434
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.461% 8/25/36 (b)	304,130	294,470
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	258,185	253,387
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.8514% 7/25/35 (b)(c)	305,612	302,567
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	155,581	123,941
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	145,342	97,339
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	13,661	13,506
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (b)	23,581	23,746

TOTAL PRIVATE SPONSOR		1,586,844

U.S. Government Agency - 2.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4207% 2/25/32 (b)(c)	44,553	45,294
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.59% 3/18/32 (b)(c)	78,810	80,271
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (b)(c)	96,319	98,399
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6207% 10/25/32 (b)(c)	125,852	128,534
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3707% 1/25/32 (b)(c)	44,650	45,358
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (b)(h)(i)	1,470,828	312,106
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0593% 11/25/36 (b)(h)(i)	1,113,806	174,895
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	50,259	52,924
Series 1993-207 Class H, 6.5% 11/25/23	723,812	773,756
Series 1996-28 Class PK, 6.5% 7/25/25	236,978	254,006
Series 1999-17 Class PG, 6% 4/25/29	694,995	751,123
Series 1999-32 Class PL, 6% 7/25/29	642,048	694,661
Series 1999-33 Class PK, 6% 7/25/29	480,787	520,791
Series 2001-52 Class YZ, 6.5% 10/25/31	56,540	63,171
Series 2003-28 Class KG, 5.5% 4/25/23	410,449	429,305
Series 2005-102 Class CO 11/25/35 (j)	366,232	321,083
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (b)(i)	122,942	143,393
Series 2005-81 Class PC, 5.5% 9/25/35	888,517	947,733
Series 2006-12 Class BO 10/25/35 (j)	1,643,911	1,442,581
Series 2006-37 Class OW 5/25/36 (j)	155,082	131,145
Series 2006-45 Class OP 6/25/36 (j)	501,357	425,212
Series 2006-62 Class KP 4/25/36 (j)	790,337	670,533
Series 2012-149:
Class DA, 1.75% 1/25/43	8,167,501	7,811,034
Class GA, 1.75% 6/25/42	8,045,237	7,679,509
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	146,277	164,247
Series 1999-25 Class Z, 6% 6/25/29	504,059	548,964
Series 2001-20 Class Z, 6% 5/25/31	736,663	803,721
Series 2001-31 Class ZC, 6.5% 7/25/31	375,497	415,824
Series 2002-16 Class ZD, 6.5% 4/25/32	197,475	220,760
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (b)(h)(i)	961,844	130,425
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,174,429
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	2,320,832	236,882
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (b)(h)(i)	707,413	128,590
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (b)(h)(i)	431,073	67,622
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (b)(i)	31,164	36,511
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (b)(h)(i)	104,801	18,641
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (b)(h)(i)	737	3
Series 2005-72 Class ZC, 5.5% 8/25/35	5,447,741	5,815,483
Series 2005-79 Class ZC, 5.9% 9/25/35	1,758,876	1,954,783
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (b)(i)	358,105	651,815
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (b)(i)	537,864	967,547
Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (b)(i)	223,378	360,250
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (b)(h)(i)	2,872,639	412,940
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (b)(h)(i)	44	0
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	13,470	334
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	149,499	5,220
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	205,242	6,621
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7393% 6/25/21 (b)(h)(i)	112,375	2,608
Series 2010-12 Class AI, 5% 12/25/18 (h)	74,616	362
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (b)(h)(i)	2,669,732	355,132
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,404,469	245,340
Series 2010-150 Class ZC, 4.75% 1/25/41	6,598,208	7,059,521
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	85,500	2,129
Series 2010-23:
Class AI, 5% 12/25/18 (h)	18,175	133
Class HI, 4.5% 10/25/18 (h)	41,753	330
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	88,886	599
Series 2010-95 Class ZC, 5% 9/25/40	13,366,884	14,472,552
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	597,811	28,221
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (b)(h)(i)	4,119,808	572,992
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (b)(h)(i)	4,008,481	624,082
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (b)(h)(i)	3,517,942	435,004
Series 2011-39 Class ZA, 6% 11/25/32	1,933,704	2,136,215
Series 2011-4 Class PZ, 5% 2/25/41	2,632,329	2,931,468
Series 2011-67 Class AI, 4% 7/25/26 (h)	751,934	69,170
Series 2011-83 Class DI, 6% 9/25/26 (h)	981,324	86,878
Series 2012-100 Class WI, 3% 9/25/27 (h)	6,505,590	620,454
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (b)(h)(i)	2,336,737	275,227
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (b)(h)(i)	8,374,748	1,515,879
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (b)(h)(i)	3,065,106	417,692
Series 2013-133 Class IB, 3% 4/25/32 (h)	4,490,071	429,342
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (b)(h)(i)	1,990,355	301,431
Series 2013-51 Class GI, 3% 10/25/32 (h)	5,809,311	583,580
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (b)(h)(i)	2,304,288	367,519
Series 2015-42:
Class IL, 6% 6/25/45 (h)	8,438,924	2,021,973
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (b)(h)(i)	8,908,256	1,205,519
Series 2015-70 Class JC, 3% 10/25/45	12,123,518	12,054,250
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (b)(h)(i)	17,144,079	2,475,684
Series 2017-30 Class AI, 5.5% 5/25/47	4,354,249	1,018,545
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (h)	567	3
Class 5, 5.5% 7/25/33 (h)	409,736	90,257
Series 343 Class 16, 5.5% 5/25/34 (h)	353,043	62,862
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	253,119	58,299
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	160,618	31,366
Class 13, 6% 3/25/34 (h)	219,884	43,147
Series 359 Class 19, 6% 7/25/35 (b)(h)	135,983	25,595
Series 384 Class 6, 5% 7/25/37 (h)	1,753,118	345,501
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.3875% 1/15/32 (b)(c)	35,666	36,257
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (b)(c)	48,385	49,310
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.5875% 3/15/32 (b)(c)	52,046	53,131
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.4875% 6/15/31 (b)(c)	92,418	94,091
Class FG, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (b)(c)	28,165	28,692
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.8175% 2/15/19 (b)(c)	440	440
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.8375% 5/15/37 (b)(c)	2,068,009	2,065,315
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	1,438,643	1,253,042
Series 2095 Class PE, 6% 11/15/28	768,174	832,867
Series 2101 Class PD, 6% 11/15/28	69,208	73,252
Series 2121 Class MG, 6% 2/15/29	316,161	342,805
Series 2131 Class BG, 6% 3/15/29	2,155,766	2,340,966
Series 2137 Class PG, 6% 3/15/29	343,164	370,217
Series 2154 Class PT, 6% 5/15/29	547,254	594,545
Series 2162 Class PH, 6% 6/15/29	129,144	138,492
Series 2520 Class BE, 6% 11/15/32	710,235	785,057
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (b)(h)(i)	33,192	2,155
Series 2693 Class MD, 5.5% 10/15/33	1,942,442	2,116,449
Series 2802 Class OB, 6% 5/15/34	1,192,546	1,278,454
Series 2937 Class KC, 4.5% 2/15/20	500,605	504,529
Series 2962 Class BE, 4.5% 4/15/20	833,236	845,669
Series 3002 Class NE, 5% 7/15/35	1,958,277	2,073,797
Series 3110 Class OP 9/15/35 (j)	911,698	820,267
Series 3119 Class PO 2/15/36 (j)	1,725,423	1,460,537
Series 3121 Class KO 3/15/36 (j)	303,891	259,512
Series 3123 Class LO 3/15/36 (j)	952,770	809,168
Series 3145 Class GO 4/15/36 (j)	923,488	785,342
Series 3189 Class PD, 6% 7/15/36	1,773,665	1,974,625
Series 3225 Class EO 10/15/36 (j)	541,511	459,383
Series 3258 Class PM, 5.5% 12/15/36	902,258	965,157
Series 3415 Class PC, 5% 12/15/37	687,778	731,906
Series 3786 Class HI, 4% 3/15/38 (h)	2,252,039	183,057
Series 3806 Class UP, 4.5% 2/15/41	5,341,352	5,542,432
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,624,611
Series 4135 Class AB, 1.75% 6/15/42	6,013,788	5,745,598
sequential payer:
Series 2135 Class JE, 6% 3/15/29	157,779	171,402
Series 2274 Class ZM, 6.5% 1/15/31	180,872	199,904
Series 2281 Class ZB, 6% 3/15/30	427,922	451,983
Series 2303 Class ZV, 6% 4/15/31	178,800	194,641
Series 2357 Class ZB, 6.5% 9/15/31	1,323,603	1,479,497
Series 2502 Class ZC, 6% 9/15/32	361,144	397,807
Series 2519 Class ZD, 5.5% 11/15/32	579,817	609,457
Series 2546 Class MJ, 5.5% 3/15/23	252,146	261,124
Series 2601 Class TB, 5.5% 4/15/23	120,517	126,592
Series 2998 Class LY, 5.5% 7/15/25	366,360	386,847
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	5,924,142
Series 4423 Class NJ, 3% 9/15/41	17,925,000	17,265,729
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (b)(h)(i)	629,983	108,002
Series 2013-4281 Class AI, 4% 12/15/28 (h)	7,547,573	641,451
Series 2017-4683 Class LM, 3% 5/15/47	10,405,577	10,366,305
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (b)(i)	14,015	18,918
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (b)(i)	20,619	34,332
Series 2933 Class ZM, 5.75% 2/15/35	3,610,409	4,074,815
Series 2935 Class ZK, 5.5% 2/15/35	7,382,413	8,070,068
Series 2947 Class XZ, 6% 3/15/35	2,353,388	2,562,584
Series 2996 Class ZD, 5.5% 6/15/35	2,888,246	3,208,204
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (b)(h)(i)	889,748	147,583
Series 3237 Class C, 5.5% 11/15/36	4,336,700	4,756,167
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (b)(h)(i)	2,129,204	348,458
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (b)(h)(i)	5,005,520	755,586
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (b)(h)(i)	3,155,183	549,836
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (b)(h)(i)	4,813,206	861,274
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (b)(h)(i)	1,525,407	227,200
Series 3772 Class BI, 4.5% 10/15/18 (h)	140,134	1,097
Series 3949 Class MK, 4.5% 10/15/34	1,396,928	1,455,797
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (b)(h)(i)	3,868,399	520,122
Series 4055 Class BI, 3.5% 5/15/31 (h)	4,117,249	451,815
Series 4149 Class IO, 3% 1/15/33 (h)	2,522,437	321,063
Series 4314 Class AI, 5% 3/15/34 (h)	1,486,320	155,976
Series 4427 Class LI, 3.5% 2/15/34 (h)	7,050,195	948,206
Series 4471 Class PA 4% 12/15/40	15,388,017	15,757,576
target amortization class Series 2156 Class TC, 6.25% 5/15/29	405,487	430,589
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/24 (b)(c)	163,137	164,878
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	277,779	301,297
Series 2056 Class Z, 6% 5/15/28	609,739	660,614
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	14,048,443	14,540,366
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (b)(h)(i)	934,941	163,932
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1138% 3/20/60 (b)(c)(k)	12,059,933	12,099,190
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (b)(c)(k)	1,379,407	1,375,650
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (b)(c)(k)	1,668,284	1,662,649
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (b)(c)(k)	1,903,307	1,896,800
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (b)(c)(k)	3,405,651	3,401,747
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (b)(c)(k)	5,312,294	5,323,080
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (b)(c)(k)	10,691,102	10,708,989
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (b)(c)(k)	14,036,629	14,057,204
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (b)(c)(k)	4,693,548	4,703,193
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (b)(c)(k)	6,334,467	6,349,771
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (b)(c)(k)	5,153,066	5,164,367
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (b)(c)(k)	6,559,250	6,576,668
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (b)(c)(k)	7,380,088	7,414,331
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (b)(c)(k)	6,310,356	6,358,784
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (b)(c)(k)	4,197,170	4,227,930
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (b)(c)(k)	6,046,583	6,080,923
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (b)(c)(k)	3,738,195	3,758,651
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (b)(c)(k)	2,773,166	2,778,543
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.8994% 10/20/62 (b)(c)(k)	1,048,813	1,051,681
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.9094% 7/20/60 (b)(c)(k)	9,805,247	9,827,021
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.7394% 3/20/63 (b)(c)(k)	1,236,341	1,234,159
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (b)(c)(k)	6,085,297	6,113,654
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.1618% 12/20/63 (b)(c)(k)	16,364,903	16,452,698
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.0618% 6/20/64 (b)(c)(k)	5,085,992	5,097,709
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.8618% 3/20/65 (b)(c)(k)	7,368,005	7,369,036
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (b)(c)(k)	6,232,044	6,233,524
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (b)(c)(k)	9,813,763	9,810,328
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	777,214	849,514
Series 1997-8 Class PE, 7.5% 5/16/27	334,770	379,598
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (b)(i)	6,361,000	6,572,402
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	1,580,657	189,166
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,992,280	3,202,176
Series 2010-160 Class DY, 4% 12/20/40	18,203,122	18,818,928
Series 2010-170 Class B, 4% 12/20/40	4,117,555	4,256,815
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	20,286,238	20,038,894
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (b)(c)(k)	19,591,736	19,657,507
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (b)(h)(i)	508,068	76,282
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (b)(h)(i)	614,132	115,728
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.6712% 6/16/37 (b)(i)	37,598	62,205
Series 2010-116 Class QB, 4% 9/16/40	4,446,527	4,590,465
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.3619% 2/16/40 (b)(h)(i)	3,747,055	467,630
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 5/20/60 (b)(c)(k)	4,464,939	4,453,143
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.5388% 7/20/41 (b)(h)(i)	1,838,985	274,584
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (b)(h)(i)	1,952,570	309,662
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (b)(i)	4,689,764	4,805,610
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (b)(i)	13,019,059	13,492,738
Series 2013-149 Class MA, 2.5% 5/20/40	22,109,370	21,564,978
Series 2014-2 Class BA, 3% 1/20/44	25,683,611	25,379,209
Series 2014-21 Class HA, 3% 2/20/44	11,704,016	11,578,481
Series 2014-25 Class HC, 3% 2/20/44	16,615,410	16,380,975
Series 2014-5 Class A, 3% 1/20/44	15,525,930	15,343,161
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	45,808,203	45,674,677
Series 2015-H17:
Class GZ, 4.4104% 5/20/65 (b)(k)	1,794,019	1,835,034
Class HA, 2.5% 5/20/65 (k)	39,031,461	38,913,156
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)	1,078,705	1,076,304
Class JA, 2.5% 6/20/65 (k)	24,141,366	24,073,635
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (b)(c)(k)	29,218,493	29,295,984

TOTAL U.S. GOVERNMENT AGENCY		738,256,574

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $751,333,506)		739,843,418

Commercial Mortgage Securities - 0.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(h)	40,805	350
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	10,346	10,313
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	435,536	408,303
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	13,191	10,267
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	140,441	130,769
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	28,427	26,250
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	61,591	56,373
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	23,012	21,119
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	23,012	17,535
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	24,366	18,693
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	12,860	10,353
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	290,048	269,797
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	638,653	610,077
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	598,320	566,026
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	183,329	165,437
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	95,665	83,946
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	77,535	61,418
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	264,043	246,542
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	104,996	99,475
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	111,931	104,898
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	180,573	155,427
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	316,900	264,510
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	106,718	83,125
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(g)(h)	7,273,944	1
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,787,412	56,444,975
Freddie Mac floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (b)(c)	14,700,000	14,713,894
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (b)(c)	29,400,000	29,414,491
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	25,668,524
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,464,805
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,145,614
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	25,328,000	24,793,617
Class B, 4.181% 11/15/34 (a)	8,939,000	8,822,029
Class C, 5.205% 11/15/34 (a)	6,271,000	6,276,853
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $210,244,506)		209,165,806

Municipal Securities - 1.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,648,465
7.5% 4/1/34	18,570,000	26,513,132
7.6% 11/1/40	39,105,000	60,067,626
7.625% 3/1/40	9,470,000	14,227,160
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,133,078
Series 2010 C1, 7.781% 1/1/35	28,545,000	32,892,974
Series 2012 B, 5.432% 1/1/42	7,305,000	6,729,439
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,568,000	5,588,936
4.95% 6/1/23	21,305,000	21,969,929
5.1% 6/1/33	93,565,000	88,215,889
Series 2010-1, 6.63% 2/1/35	21,560,000	22,819,320
Series 2010-3:
5.547% 4/1/19	655,000	668,526
6.725% 4/1/35	31,715,000	33,324,219
7.35% 7/1/35	14,750,000	16,180,455
Series 2011:
5.665% 3/1/18	26,580,000	26,580,000
5.877% 3/1/19	70,360,000	72,063,416
Series 2013, 3.14% 12/1/18	7,215,000	7,205,115
TOTAL MUNICIPAL SECURITIES
(Cost $434,416,488)		446,827,679

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$	$
4.25% 1/7/25	26,790,000	26,709,630
5.625% 1/7/41	27,107,000	26,158,255
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,814,863)		52,867,885

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	31,087,000	30,761,493
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$37,172,990
3.1% 6/4/20	34,762,000	34,714,496
8.7% 11/18/19	3,837,000	4,172,623
KeyBank NA 6.95% 2/1/28	3,200,000	3,940,690
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,881,391
Regions Bank 7.5% 5/15/18	55,802,000	56,383,457
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,515,072
TOTAL BANK NOTES
(Cost $219,816,297)		220,542,212
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.41% (l)
(Cost $1,059,149,777)	1,058,965,780	1,059,177,574
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $29,829,515,752)		29,467,051,557
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(890,224,519)
NET ASSETS - 100%		$28,576,827,038

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/33	$(48,450,000)	$(48,240,212)
3% 3/1/33	(45,200,000)	(45,004,284)
3% 3/1/33	(23,150,000)	(23,049,761)
3% 3/1/33	(66,400,000)	(66,112,488)
3% 3/1/33	(31,300,000)	(31,164,471)
3% 3/1/33	(31,350,000)	(31,214,255)
3% 3/1/48	(7,800,000)	(7,558,481)
3% 3/1/48	(17,900,000)	(17,345,744)
3% 3/1/48	(5,000,000)	(4,845,180)
3% 3/1/48	(45,050,000)	(43,655,072)
3.5% 3/1/48	(82,050,000)	(81,900,021)
4% 3/1/48	(20,900,000)	(21,409,438)
4% 3/1/48	(214,850,000)	(220,086,969)

TOTAL FANNIE MAE		(641,586,376)

Ginnie Mae
4.5% 3/1/48	(19,700,000)	(20,490,675)
4.5% 3/1/48	(22,450,000)	(23,351,051)

TOTAL GINNIE MAE		(43,841,726)

TOTAL TBA SALE COMMITMENTS
(Proceeds $685,111,257)		$(685,428,102)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	June 2018	$8,729,000	$40,564	$40,564
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	309	June 2018	65,652,844	110,441	110,441
CBOT Long Term U.S. Treasury Bond Contracts (United States)	191	June 2018	27,396,563	(86,959)	(86,959)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	562	June 2018	71,971,125	(220,717)	(220,717)

TOTAL SOLD					(197,235)

TOTAL FUTURES CONTRACTS					$(156,671)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,118,906,336 or 3.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,232,115.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,164,525.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,384,516
Total	$7,384,516

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,729,703,302	$--	$8,729,703,302	$--
U.S. Government and Government Agency Obligations	11,316,429,754	--	11,316,429,754	--
U.S. Government Agency - Mortgage Securities	6,506,365,857	--	6,506,365,857	--
Asset-Backed Securities	186,128,070	--	183,242,638	2,885,432
Collateralized Mortgage Obligations	739,843,418	--	739,843,418	--
Commercial Mortgage Securities	209,165,806	--	209,165,805	1
Municipal Securities	446,827,679	--	446,827,679	--
Foreign Government and Government Agency Obligations	52,867,885	--	52,867,885	--
Bank Notes	220,542,212	--	220,542,212	--
Money Market Funds	1,059,177,574	1,059,177,574	--	--
Total Investments in Securities:	$29,467,051,557	$1,059,177,574	$28,404,988,550	$2,885,433
Derivative Instruments:
Assets
Futures Contracts	$151,005	$151,005	$--	$--
Total Assets	$151,005	$151,005	$--	$--
Liabilities
Futures Contracts	$(307,676)	$(307,676)	$--	$--
Total Liabilities	$(307,676)	$(307,676)	$--	$--
Total Derivative Instruments:	$(156,671)	$(156,671)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(685,428,102)	$--	$(685,428,102)	$--
Total Other Financial Instruments:	$(685,428,102)	$--	$(685,428,102)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$151,005	$(307,676)
Total Interest Rate Risk	151,005	(307,676)
Total Value of Derivatives	$151,005	$(307,676)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,770,365,975)	$28,407,873,983
Fidelity Central Funds (cost $1,059,149,777)	1,059,177,574
Total Investment in Securities (cost $29,829,515,752)		$29,467,051,557
Cash		17,650
Receivable for investments sold		231,697,907
Receivable for TBA sale commitments		685,111,257
Receivable for fund shares sold		9,835,603
Interest receivable		170,974,374
Distributions receivable from Fidelity Central Funds		1,304,639
Total assets		30,565,992,987
Liabilities
TBA sale commitments, at value	$685,428,102
Payable for investments purchased on a delayed delivery basis	1,296,297,789
Payable for fund shares redeemed	6,934,492
Distributions payable	37
Payable for daily variation margin on futures contracts	352,103
Other payables and accrued expenses	153,426
Total liabilities		1,989,165,949
Net Assets		$28,576,827,038
Net Assets consist of:
Paid in capital		$28,924,055,953
Undistributed net investment income		30,662,380
Accumulated undistributed net realized gain (loss) on investments		(14,953,584)
Net unrealized appreciation (depreciation) on investments		(362,937,711)
Net Assets		$28,576,827,038

Net Asset Value, offering price and redemption price per share ($28,576,827,038 ÷ 2,602,212,149 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$373,805,665
Income from Fidelity Central Funds		7,384,516
Total income		381,190,181
Expenses
Custodian fees and expenses	$228,303
Independent trustees' fees and expenses	50,028
Miscellaneous	37,848
Total expenses before reductions	316,179
Expense reductions	(5,828)	310,351
Net investment income (loss)		380,879,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,432,524)
Futures contracts	8,200,740
Swaps	392,412
Total net realized gain (loss)		(3,839,372)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(870,237,156)
Futures contracts	580,530
Swaps	123,704
Delayed delivery commitments	457,380
Total change in net unrealized appreciation (depreciation)		(869,075,542)
Net gain (loss)		(872,914,914)
Net increase (decrease) in net assets resulting from operations		$(492,035,084)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$380,879,830	$643,574,439
Net realized gain (loss)	(3,839,372)	42,744,993
Change in net unrealized appreciation (depreciation)	(869,075,542)	(275,050,905)
Net increase (decrease) in net assets resulting from operations	(492,035,084)	411,268,527
Distributions to shareholders from net investment income	(433,228,134)	(634,988,707)
Distributions to shareholders from net realized gain	(25,482,114)	(235,564,576)
Total distributions	(458,710,248)	(870,553,283)
Share transactions - net increase (decrease)	3,456,061,788	2,939,530,801
Total increase (decrease) in net assets	2,505,316,456	2,480,246,045
Net Assets
Beginning of period	26,071,510,582	23,591,264,537
End of period	$28,576,827,038	$26,071,510,582
Other Information
Undistributed net investment income end of period	$30,662,380	$83,010,684

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$11.62	$11.27	$11.47	$11.07	$12.05
Income from Investment Operations
Net investment income (loss)A	.159	.293	.318	.296	.298	.240
Net realized and unrealized gain (loss)	(.358)	(.135)	.437	(.204)	.406	(.542)
Total from investment operations	(.199)	.158	.755	.092	.704	(.302)
Distributions from net investment income	(.180)	(.292)	(.325)	(.284)	(.296)	(.229)
Distributions from net realized gain	(.011)	(.116)	(.080)	(.008)	(.008)	(.449)
Total distributions	(.191)	(.408)	(.405)	(.292)	(.304)	(.678)
Net asset value, end of period	$10.98	$11.37	$11.62	$11.27	$11.47	$11.07
Total ReturnB,C	(1.77)%	1.45%	6.87%	.79%	6.44%	(2.67)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.32%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	- %F,G	.32%	.45%	.45%	.45%	.45%
Expenses net of all reductions	- %F,G	.32%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.85%F	2.63%	2.81%	2.59%	2.64%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$28,576,827	$26,071,511	$11,889,444	$13,024,398	$12,027,554	$14,142,872
Portfolio turnover rateH	97%F	183%	121%	157%I	105%	215%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Investment Grade Bond.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$297,810,457
Gross unrealized depreciation	(631,764,059)
Net unrealized appreciation (depreciation)	$(333,953,602)
Tax cost	$29,800,848,488

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$8,200,740	$580,530
Swaps	392,412	123,704
Totals	$8,593,152	$704,234

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $952,094,745 and $1,285,593,547, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,566.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37,757 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $115,752.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,828.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Series Investment Grade Bond	$433,228,134	$319,817,638
Class F	–	315,171,069
Total	$433,228,134	$634,988,707
From net realized gain
Series Investment Grade Bond	$25,482,114	$118,392,262
Class F	–	117,172,314
Total	$25,482,114	$235,564,576

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Series Investment Grade Bond
Shares sold	407,942,818	1,346,216,043	$4,576,141,459	$15,238,359,104
Reinvestment of distributions	40,133,288	38,516,680	449,638,814	434,532,315
Shares redeemed	(139,268,549)	(114,766,886)	(1,569,718,485)	(1,292,778,081)
Net increase (decrease)	308,807,557	1,269,965,837	$3,456,061,788	$14,380,113,338
Class F
Shares sold	–	219,248,317	$–	$2,459,639,248
Reinvestment of distributions	–	36,127,418	–	407,542,798
Shares redeemed	–	(1,262,350,778)	–	(14,307,764,583)
Net increase (decrease)	–	(1,006,975,043)	$–	$(11,440,582,537)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Series Investment Grade Bond	- %-C
Actual		$1,000.00	$982.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted Fidelity's representation that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LIG-SANN-0418
1.873110.109

Fidelity Advisor® Corporate Bond Fund - Class A, Class M, Class C and Class I Semi-Annual Report February 28, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Corporate Bond Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	4.3%
AAA	1.4%
AA	2.3%
A	12.4%
BBB	56.5%
BB and Below	14.2%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	84.8%
U.S. Government and U.S. Government Agency Obligations	4.3%
Municipal Bonds	0.6%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 19.2%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 1.1%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,177,496
General Motors Co. 5% 4/1/35	2,537,000	2,525,241
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,838,748
		14,541,485
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,668,632
5.75% 6/15/43	396,000	475,671
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,604,605
		12,748,908
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp. 4.875% 12/9/45	7,437,000	8,054,733
Household Durables - 1.7%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,562,961
3.75% 3/1/19	4,500,000	4,536,964
4% 2/15/20	5,000,000	5,107,990
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,500,000	4,252,500
4.375% 4/15/23	5,750,000	5,814,688
		21,275,103
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,044,905
4.25% 8/22/57 (a)	1,824,000	1,819,293
4.8% 12/5/34	5,101,000	5,649,035
		9,513,233
Media - 1.5%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	770,800
4.5% 2/15/21	1,621,000	1,690,524
6.9% 8/15/39	300,000	404,427
7.75% 12/1/45	111,000	168,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	5,147,144
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,473,394
4.65% 7/15/42	2,200,000	2,271,433
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	632,427
5.875% 11/15/40	1,648,000	1,739,192
6.55% 5/1/37	1,329,000	1,511,551
6.75% 7/1/18	700,000	709,351
Time Warner, Inc. 2.1% 6/1/19	3,000,000	2,982,568
		19,501,521
Specialty Retail - 0.7%
AutoZone, Inc. 3.7% 4/15/22	253,000	256,907
Home Depot, Inc. 5.95% 4/1/41	941,000	1,203,595
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,481,400
		8,941,902

TOTAL CONSUMER DISCRETIONARY		94,576,885

CONSUMER STAPLES - 3.9%
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.:
3.3% 2/1/23	2,385,000	2,374,834
4.7% 2/1/36	2,258,000	2,372,837
4.9% 2/1/46	4,494,000	4,791,461
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,039,851
4.25% 5/1/23	3,315,000	3,430,287
Heineken NV 4% 10/1/42 (a)	96,000	92,759
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,904,846
		22,006,875
Food Products - 0.2%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,361,940
Tobacco - 2.0%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,757,542
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	5,827,662
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,632,177
4.25% 7/21/25 (a)	1,134,000	1,156,243
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,120,012
Reynolds American, Inc.:
3.25% 6/12/20	235,000	235,700
4% 6/12/22	366,000	373,640
4.45% 6/12/25	585,000	602,255
5.7% 8/15/35	304,000	346,228
5.85% 8/15/45	4,487,000	5,196,990
		26,248,449

TOTAL CONSUMER STAPLES		50,617,264

ENERGY - 13.1%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,461,705
6.5% 4/1/20	658,000	701,684
		4,163,389
Oil, Gas & Consumable Fuels - 12.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,446,481
8.125% 9/15/30	4,030,000	5,251,043
Anadarko Finance Co. 7.5% 5/1/31	614,000	776,624
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,294,023
5.55% 3/15/26	744,000	812,533
6.6% 3/15/46	2,986,000	3,722,617
Antero Resources Corp. 5% 3/1/25	4,200,000	4,231,500
Apache Corp. 4.75% 4/15/43	3,233,000	3,194,360
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	3,012,820
4.95% 12/15/24	4,120,000	4,254,707
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,302,235
5.85% 2/1/35	528,000	598,161
6.25% 3/15/38	4,352,000	5,245,612
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,965,263
4.25% 4/15/27	2,900,000	2,834,022
5.2% 9/15/43	1,331,000	1,279,734
5.7% 10/15/19	1,189,000	1,233,920
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,904,593
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	6,015,857
Continental Resources, Inc. 5% 9/15/22	4,200,000	4,263,000
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	160,765
5.35% 3/15/20 (a)	10,096,000	10,348,400
5.85% 5/21/43 (a)(b)	7,500,000	7,106,250
DCP Midstream Operating LP:
2.7% 4/1/19	64,000	63,280
3.875% 3/15/23	222,000	216,450
4.95% 4/1/22	1,925,000	1,968,313
5.6% 4/1/44	340,000	351,050
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,557,500
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	143,411
Enbridge, Inc.:
4.25% 12/1/26	425,000	427,786
5.5% 12/1/46	3,794,000	4,270,871
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,015,029
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,253
3.75% 2/15/25	547,000	549,415
4.85% 3/15/44	2,023,000	2,107,691
4.95% 10/15/54	2,437,000	2,507,017
EQT Corp.:
2.5% 10/1/20	1,071,000	1,054,901
3.9% 10/1/27	5,900,000	5,631,874
Exxon Mobil Corp. 4.114% 3/1/46	5,034,000	5,249,665
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	339,375
3.95% 9/1/22	518,000	525,491
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,909,577
5% 2/15/21 (a)	562,000	586,420
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,635,412
MPLX LP 4.875% 12/1/24	423,000	445,028
Petroleos Mexicanos:
5.375% 3/13/22 (a)	620,000	647,900
5.5% 1/21/21	545,000	570,343
6% 3/5/20	74,000	77,552
6.375% 2/4/21	3,870,000	4,135,095
6.375% 1/23/45	937,000	908,890
6.5% 3/13/27 (a)	3,048,000	3,257,916
6.5% 3/13/27 (a)	3,550,000	3,794,489
6.75% 9/21/47 (a)	1,390,000	1,413,449
6.875% 8/4/26	2,930,000	3,215,382
Phillips 66 Co. 4.3% 4/1/22	300,000	311,508
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,899,977
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	674,693
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,408,310
4.5% 3/15/45	971,000	946,970
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,300,114
5.4% 10/1/47	1,951,000	1,907,489
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,217,938
Western Gas Partners LP:
4.65% 7/1/26	264,000	268,132
5.375% 6/1/21	1,273,000	1,332,468
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,476,116
3.9% 1/15/25	280,000	277,950
		165,015,010

TOTAL ENERGY		169,178,399

FINANCIALS - 31.2%
Banks - 13.7%
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 0% 3/5/24 (b)(c)	16,000,000	16,000,000
3.705% 4/24/28 (b)	7,000,000	6,870,373
4% 1/22/25	3,277,000	3,291,581
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,566,965
Barclays PLC 3.65% 3/16/25	4,116,000	3,958,505
Bnp Paribas Sr Non Preferred Mtn 3.375% 1/9/25 (a)	5,617,000	5,438,531
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 2.9106% 9/1/23 (b)(c)	8,780,000	9,058,041
4.05% 7/30/22	316,000	323,274
4.4% 6/10/25	1,221,000	1,253,266
5.5% 9/13/25	1,317,000	1,440,565
8.125% 7/15/39	1,924,000	2,916,496
Citizens Bank NA 2.55% 5/13/21	338,000	331,315
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,439,218
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,325,148
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,541,257
Discover Bank:
3.35% 2/6/23	7,500,000	7,447,075
7% 4/15/20	2,391,000	2,573,445
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,135,534
8.25% 3/1/38	3,848,000	5,589,186
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,355,262
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,207,842
7% 12/15/20	1,087,000	1,197,466
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,229,191
5.71% 1/15/26 (a)	1,569,000	1,601,983
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,100,764
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,738,710
3.1% 7/6/21	2,463,000	2,446,168
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,919,138
4.625% 12/1/23	4,531,000	4,730,110
Regions Bank 6.45% 6/26/37	2,611,000	3,159,158
Regions Financial Corp. 3.2% 2/8/21	614,000	616,076
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,225,200
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,581,839
6.1% 6/10/23	1,000,000	1,068,096
6.125% 12/15/22	5,972,000	6,368,967
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	5,900,000	5,769,963
SunTrust Banks, Inc. 2.7% 1/27/22	5,507,000	5,391,740
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,585,052
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,886,427
		176,678,927
Capital Markets - 8.6%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,636,504
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,727,174
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,695,790
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,125,198
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,834,632
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,882,640
3.5% 11/16/26	5,750,000	5,539,220
3.75% 5/22/25	10,750,000	10,708,647
3.75% 2/25/26	5,000,000	4,934,176
5.25% 7/27/21	1,227,000	1,307,695
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,730,125
Moody's Corp.:
2.75% 7/15/19	6,920,000	6,918,967
5.25% 7/15/44	3,386,000	3,884,231
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,032,252
4.3% 1/27/45	948,000	947,799
4.875% 11/1/22	9,466,000	9,980,403
5.5% 7/28/21	1,222,000	1,310,757
5.75% 1/25/21	557,000	597,330
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,553,674
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	4,955,349
4% 6/15/25	6,038,000	6,179,831
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,803,805
		111,286,199
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,615,928
3.5% 5/26/22	395,000	393,585
3.95% 2/1/22	7,500,000	7,575,121
5% 10/1/21	3,970,000	4,160,257
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,573,900
4.75% 9/10/18	4,500,000	4,539,645
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,554,968
5.2% 4/27/22	2,355,000	2,486,901
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,917,982
Synchrony Financial 2.6% 1/15/19	5,000,000	4,991,755
		42,810,042
Diversified Financial Services - 1.2%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	113,858
General Electric Capital Corp. 5.875% 1/14/38	150,000	175,614
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,050,253
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,497,627
Voya Financial, Inc. 4.7% 1/23/48 (a)(b)	5,600,000	5,350,693
		15,188,045
Insurance - 4.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	554,186
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,507,440
4.5% 7/16/44	5,833,000	5,793,653
Aon Corp. 6.25% 9/30/40	253,000	314,861
Aon PLC 4.75% 5/15/45	6,000,000	6,316,094
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,313,496
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	66,000	65,835
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,210,607
8.125% 6/15/38 (b)	4,915,000	4,976,438
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,551,082
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,727,946
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,198,454
5.375% 12/1/41 (a)	148,000	169,789
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,357,789
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,275,000
Prudential Financial, Inc. 3.935% 12/7/49 (a)	1,508,000	1,432,436
Unum Group:
5.625% 9/15/20	1,846,000	1,960,398
5.75% 8/15/42	3,748,000	4,418,565
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,646,626
		56,790,695

TOTAL FINANCIALS		402,753,908

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories 4.9% 11/30/46	3,700,000	3,970,585
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	2,819,000	2,822,270
2.404% 6/5/20	5,470,000	5,381,016
2.894% 6/6/22	5,415,000	5,275,956
4.669% 6/6/47	2,645,000	2,635,703
		20,085,530
Health Care Providers & Services - 2.6%
Anthem, Inc. 3.35% 12/1/24	5,925,000	5,769,837
Cardinal Health, Inc.:
4.6% 3/15/43	2,115,000	2,072,589
4.9% 9/15/45	1,430,000	1,453,826
Humana, Inc. 2.5% 12/15/20	8,492,000	8,378,839
McKesson Corp. 3.95% 2/16/28	5,950,000	5,916,598
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,642,788
3.95% 10/15/42	132,000	129,509
4.25% 3/15/43	2,500,000	2,578,565
4.625% 7/15/35	745,000	818,026
4.625% 11/15/41	965,000	1,045,838
4.75% 7/15/45	1,829,000	2,017,394
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,289,711
		34,113,520
Pharmaceuticals - 2.4%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,461,035
Perrigo Co. PLC 3.5% 3/15/21	898,000	898,972
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,230,811
2.4% 9/23/21	5,300,000	5,118,474
2.875% 9/23/23	3,000,000	2,868,649
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	12,950,000	11,335,039
Zoetis, Inc. 3.45% 11/13/20	286,000	289,184
		31,202,164

TOTAL HEALTH CARE		85,401,214

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,236,296
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,039,185
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	2,902,247
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,759,770
4.03% 10/15/47	6,000,000	5,761,454
		18,698,952
Airlines - 0.4%
American Airlines, Inc. 3.75% 10/15/25	5,940,000	5,832,486
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	1,353	1,380
		5,833,866
Electrical Equipment - 0.5%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,852,374
Industrial Conglomerates - 0.9%
General Electric Co. 4.125% 10/9/42	434,000	405,571
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,455,939
2.8% 12/15/21	1,681,000	1,650,479
3.8% 12/15/26	1,738,000	1,742,187
		11,254,176
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	580,723
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,015,316
4.4% 3/15/42	2,500,000	2,611,478
		3,626,794
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,365,639
3.75% 2/1/22	1,086,000	1,100,878
		8,466,517

TOTAL INDUSTRIALS		54,313,402

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,663,801
6.02% 6/15/26 (a)	3,770,000	4,033,186
		7,696,987
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,174,726
Software - 0.8%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,888,676
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,321,380
5.375% 7/15/40	240,000	288,270
		10,498,326
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.:
3.2% 5/11/27	5,120,000	4,989,500
3.85% 8/4/46	5,043,000	4,872,546
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,546,391
6.2% 10/15/35 (b)	3,426,000	3,656,391
		17,064,828

TOTAL INFORMATION TECHNOLOGY		40,434,867

MATERIALS - 1.0%
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,346,200
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,191,749
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,000,288
The Mosaic Co. 4.25% 11/15/23	4,195,000	4,312,985
		10,851,222
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	432,661
6.75% 10/19/75 (a)(b)	1,010,000	1,146,350
Vale Overseas Ltd. 6.875% 11/10/39	161,000	195,213
		1,774,224

TOTAL MATERIALS		12,625,446

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Camden Property Trust 4.25% 1/15/24	758,000	779,158
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,315,620
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,097,861
3.7% 6/15/21	476,000	477,963
DDR Corp. 4.625% 7/15/22	5,991,000	6,235,215
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,492,053
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,400,118
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,520,039
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	246,668
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,470,923
		31,035,618
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,178,744
4.1% 10/1/24	3,000,000	2,996,744
4.55% 10/1/29	2,014,000	2,010,805
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,088,732
4.125% 6/15/22	1,832,000	1,890,738
4.75% 10/1/20	752,000	783,952
Mack-Cali Realty LP 4.5% 4/18/22	94,000	92,264
Ventas Realty LP 4.125% 1/15/26	345,000	348,304
		11,390,283

TOTAL REAL ESTATE		42,425,901

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,862,983
3.4% 8/14/24	11,057,000	10,979,601
4.5% 5/15/35	4,270,000	4,127,191
4.75% 5/15/46	2,316,000	2,194,315
5.45% 3/1/47	1,000,000	1,037,341
5.55% 8/15/41	2,700,000	2,870,022
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,610,545
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	610,371
3.5% 11/1/21	1,420,000	1,435,559
4.522% 9/15/48	5,000,000	4,724,006
4.6% 4/1/21	460,000	481,065
4.862% 8/21/46	5,287,000	5,242,039
		43,175,038
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,537,288

TOTAL TELECOMMUNICATION SERVICES		47,712,326

UTILITIES - 7.3%
Electric Utilities - 3.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,170,158
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,862,493
DPL, Inc. 6.75% 10/1/19	9,600,000	10,080,000
Duke Energy Corp. 1.8% 9/1/21	675,000	645,672
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,395,252
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,771,531
5.9% 12/1/21 (a)	500,000	544,122
6.4% 9/15/20 (a)	1,310,000	1,411,715
Eversource Energy 2.9% 10/1/24	5,855,000	5,624,631
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,127,077
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,369,760
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,898,943
3.7% 9/1/24	477,000	466,465
ITC Holdings Corp. 2.7% 11/15/22 (a)	1,493,000	1,456,562
Southern Co. 1.85% 7/1/19	6,599,000	6,525,713
Tampa Electric Co. 6.55% 5/15/36	500,000	645,576
TECO Finance, Inc. 5.15% 3/15/20	114,000	118,555
Xcel Energy, Inc. 4.8% 9/15/41	554,000	596,877
		44,711,102
Gas Utilities - 1.0%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,039,288
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,113,600
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,204,257
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,651
		12,375,796
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66(b)(c)	7,158,000	6,746,415
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	145,000	143,550
2.579% 7/1/20 (b)	1,965,000	1,941,492
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,067,166
3.49% 5/15/27	4,000,000	3,920,465
5.25% 2/15/43	234,000	263,913
5.95% 6/15/41	1,493,000	1,815,946
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,919,031
5.625% 7/15/22	4,240,000	4,591,450
6.5% 12/15/20	613,000	670,917
Sempra Energy:
2.4% 2/1/20	11,500,000	11,400,779
2.875% 10/1/22	224,000	220,181
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	117,000	114,075
		36,815,380

TOTAL UTILITIES		93,902,278

TOTAL NONCONVERTIBLE BONDS
(Cost $1,087,652,340)		1,093,941,890

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $55,869,851)	63,513,000	56,037,808

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,520,668
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$58,065
7.5% 4/1/34	1,165,000	1,663,317
7.55% 4/1/39	1,815,000	2,732,755
7.625% 3/1/40	345,000	518,307
TOTAL MUNICIPAL SECURITIES
(Cost $6,626,294)		7,493,112

Foreign Government and Government Agency Obligations - 0.4%
United Mexican States 4.6% 2/10/48 (Cost $5,835,480)	$5,900,000	$5,537,150

Bank Notes - 1.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	4,966,692
Compass Bank 2.875% 6/29/22	1,234,000	1,198,499
Regions Bank 7.5% 5/15/18	7,499,000	7,577,140
TOTAL BANK NOTES
(Cost $13,788,607)		13,742,331

Preferred Securities - 1.1%
FINANCIALS - 1.1%
Banks - 1.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$14,245,408
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 1.41% (d)
(Cost $115,595,973)	115,572,890	115,596,005
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,299,841,563)		1,306,593,704
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,082,986)
NET ASSETS - 100%		$1,290,510,718

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,876,874 or 12.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$243,875
Total	$243,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,093,941,890	$--	$1,093,941,890	$--
U.S. Government and Government Agency Obligations	56,037,808	--	56,037,808	--
Municipal Securities	7,493,112	--	7,493,112	--
Foreign Government and Government Agency Obligations	5,537,150	--	5,537,150	--
Bank Notes	13,742,331	--	13,742,331	--
Preferred Securities	14,245,408	--	14,245,408	--
Money Market Funds	115,596,005	115,596,005	--	--
Total Investments in Securities:	$1,306,593,704	$115,596,005	$1,190,997,699	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.8%
United Kingdom	4.9%
Canada	3.7%
Ireland	2.4%
Netherlands	2.1%
Mexico	1.9%
Italy	1.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,184,245,590)	$1,190,997,699
Fidelity Central Funds (cost $115,595,973)	115,596,005
Total Investment in Securities (cost $1,299,841,563)		$1,306,593,704
Receivable for fund shares sold		6,595,154
Interest receivable		11,524,585
Distributions receivable from Fidelity Central Funds		64,314
Total assets		1,324,777,757
Liabilities
Payable for investments purchased	$32,793,731
Payable for fund shares redeemed	845,774
Distributions payable	158,404
Accrued management fee	338,800
Distribution and service plan fees payable	24,129
Other affiliated payables	106,201
Total liabilities		34,267,039
Net Assets		$1,290,510,718
Net Assets consist of:
Paid in capital		$1,288,155,506
Undistributed net investment income		891,363
Accumulated undistributed net realized gain (loss) on investments		(5,288,292)
Net unrealized appreciation (depreciation) on investments		6,752,141
Net Assets		$1,290,510,718
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,687,755 ÷ 3,410,643 shares)		$11.34
Maximum offering price per share (100/96.00 of $11.34)		$11.81
Class M:
Net Asset Value and redemption price per share ($8,123,767 ÷ 716,184 shares)		$11.34
Maximum offering price per share (100/96.00 of $11.34)		$11.81
Class C:
Net Asset Value and offering price per share ($17,044,294 ÷ 1,502,807 shares)(a)		$11.34
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,090,256,497 ÷ 96,115,982 shares)		$11.34
Class I:
Net Asset Value, offering price and redemption price per share ($136,398,405 ÷ 12,024,237 shares)		$11.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$478,850
Interest		21,090,991
Income from Fidelity Central Funds		243,875
Total income		21,813,716
Expenses
Management fee	$2,058,874
Transfer agent fees	657,305
Distribution and service plan fees	150,446
Independent trustees' fees and expenses	2,230
Miscellaneous	1,710
Total expenses before reductions	2,870,565
Expense reductions	(137)	2,870,428
Net investment income (loss)		18,943,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,002,935
Total net realized gain (loss)		3,002,935
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,522,910)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(37,522,909)
Net gain (loss)		(34,519,974)
Net increase (decrease) in net assets resulting from operations		$(15,576,686)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,943,288	$36,663,171
Net realized gain (loss)	3,002,935	(3,482,212)
Change in net unrealized appreciation (depreciation)	(37,522,909)	(3,505,121)
Net increase (decrease) in net assets resulting from operations	(15,576,686)	29,675,838
Distributions to shareholders from net investment income	(18,929,192)	(36,312,891)
Share transactions - net increase (decrease)	126,923,324	(28,534,546)
Total increase (decrease) in net assets	92,417,446	(35,171,599)
Net Assets
Beginning of period	1,198,093,272	1,233,264,871
End of period	$1,290,510,718	$1,198,093,272
Other Information
Undistributed net investment income end of period	$891,363	$877,267

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.169	.329	.337	.319	.305	.277
Net realized and unrealized gain (loss)	(.340)	(.054)	.618	(.420)	.720	(.536)
Total from investment operations	(.171)	.275	.955	(.101)	1.025	(.259)
Distributions from net investment income	(.169)	(.325)	(.335)	(.312)	(.305)	(.273)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.169)	(.325)	(.335)	(.319)	(.305)	(.351)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C,D	(1.48)%	2.43%	8.77%	(.92)%	9.60%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.79%	.79%	.76%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.79%	.76%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.79%	.76%
Net investment income (loss)	2.94%G	2.87%	3.00%	2.79%	2.73%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$38,688	$38,496	$43,691	$29,835	$27,677	$21,833
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.165	.319	.328	.311	.298	.272
Net realized and unrealized gain (loss)	(.341)	(.054)	.617	(.420)	.720	(.537)
Total from investment operations	(.176)	.265	.945	(.109)	1.018	(.265)
Distributions from net investment income	(.164)	(.315)	(.325)	(.304)	(.298)	(.267)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.164)	(.315)	(.325)	(.311)	(.298)	(.345)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C,D	(1.52)%	2.35%	8.68%	(.99)%	9.53%	(2.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.87%	.87%	.86%	.85%	.80%
Expenses net of fee waivers, if any	.88%G	.87%	.87%	.86%	.85%	.80%
Expenses net of all reductions	.88%G	.87%	.87%	.86%	.85%	.80%
Net investment income (loss)	2.86%G	2.79%	2.92%	2.72%	2.67%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$8,124	$9,317	$9,443	$7,812	$6,651	$6,502
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.72	$11.11	$11.53	$10.80	$11.42
Income from Investment Operations
Net investment income (loss)A	.125	.242	.253	.231	.219	.189
Net realized and unrealized gain (loss)	(.340)	(.044)	.607	(.419)	.730	(.544)
Total from investment operations	(.215)	.198	.860	(.188)	.949	(.355)
Distributions from net investment income	(.125)	(.238)	(.250)	(.225)	(.219)	(.187)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.125)	(.238)	(.250)	(.232)	(.219)	(.265)
Net asset value, end of period	$11.34	$11.68	$11.72	$11.11	$11.53	$10.80
Total ReturnB,C,D	(1.86)%	1.75%	7.86%	(1.67)%	8.86%	(3.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of all reductions	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Net investment income (loss)	2.18%G	2.11%	2.25%	2.03%	1.96%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$17,044	$18,432	$20,816	$20,372	$11,713	$13,705
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.188	.367	.375	.358	.342	.309
Net realized and unrealized gain (loss)	(.339)	(.054)	.618	(.420)	.721	(.532)
Total from investment operations	(.151)	.313	.993	(.062)	1.063	(.223)
Distributions from net investment income	(.189)	(.363)	(.373)	(.351)	(.343)	(.309)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.189)	(.363)	(.373)	(.358)	(.343)	(.387)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	(1.32)%	2.77%	9.14%	(.58)%	9.96%	(2.06)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.28%F	3.20%	3.34%	3.13%	3.07%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,090,256	$991,210	$1,000,845	$800,365	$697,733	$771,621
Portfolio turnover rateG	58%F	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.186	.362	.369	.350	.336	.301
Net realized and unrealized gain (loss)	(.340)	(.054)	.618	(.418)	.720	(.530)
Total from investment operations	(.154)	.308	.987	(.068)	1.056	(.229)
Distributions from net investment income	(.186)	(.358)	(.367)	(.345)	(.336)	(.303)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.186)	(.358)	(.367)	(.352)	(.336)	(.381)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	(1.34)%	2.72%	9.08%	(.63)%	9.90%	(2.11)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	3.24%F	3.15%	3.29%	3.07%	3.01%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$136,398	$140,638	$158,470	$118,825	$65,882	$49,866
Portfolio turnover rateG	58%F	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,333,112
Gross unrealized depreciation	(14,289,002)
Net unrealized appreciation (depreciation)	$12,044,110
Tax cost	$1,294,549,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,745,835)
Long-term	(2,529,520)
Total capital loss carryforward	$(8,275,355)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $294,970,731 and $231,718,945, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$48,787	$676
Class M	-%	.25%	11,078	1,034
Class C	.75%	.25%	90,581	9,907
			$150,446	$11,617

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,795
Class M	1,064
Class C(a)	2,122
$9,981

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,802.19
Class M	12,102.28
Class C	17,814.20
Corporate Bond	489,738.10
Class I	100,849.15
	$657,305

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $137.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$570,092	$1,117,795
Class M	125,550	254,716
Class C	195,756	398,708
Corporate Bond	15,849,068	29,711,488
Class I	2,188,726	4,830,184
Total	$18,929,192	$36,312,891

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	550,668	1,374,247	$6,393,580	$15,772,511
Reinvestment of distributions	48,571	95,165	562,248	1,091,131
Shares redeemed	(483,347)	(1,900,888)	(5,600,844)	(21,696,123)
Net increase (decrease)	115,892	(431,476)	$1,354,984	$(4,832,481)
Class M
Shares sold	113,785	297,998	$1,316,788	$3,407,565
Reinvestment of distributions	10,685	21,791	123,738	249,941
Shares redeemed	(205,699)	(327,751)	(2,386,920)	(3,748,509)
Net increase (decrease)	(81,229)	(7,962)	$(946,394)	$(91,003)
Class C
Shares sold	170,089	476,201	$1,971,864	$5,463,214
Reinvestment of distributions	16,787	34,124	194,352	391,221
Shares redeemed	(261,866)	(708,015)	(3,033,217)	(8,067,873)
Net increase (decrease)	(74,990)	(197,690)	$(867,001)	$(2,213,438)
Corporate Bond
Shares sold	27,395,155	32,009,802	$314,500,862	$366,317,720
Reinvestment of distributions	1,281,434	2,391,815	14,833,625	27,438,957
Shares redeemed	(17,397,668)	(34,923,778)	(201,719,741)	(397,835,605)
Net increase (decrease)	11,278,921	(522,161)	$127,614,746	$(4,078,928)
Class I
Shares sold	3,375,001	3,053,441	$39,173,961	$34,848,438
Reinvestment of distributions	182,302	402,996	2,110,035	4,620,524
Shares redeemed	(3,569,659)	(4,934,972)	(41,517,007)	(56,787,658)
Net increase (decrease)	(12,356)	(1,478,535)	$(233,011)	$(17,318,696)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$985.20	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.88%
Actual		$1,000.00	$984.80	$4.33
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Class C	1.56%
Actual		$1,000.00	$981.40	$7.66
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Corporate Bond	.45%
Actual		$1,000.00	$986.80	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$986.60	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median because of higher transfer agency fees resulting from small average account size. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ACBD-SANN-0418
1.907028.107

Fidelity® Corporate Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	4.3%
AAA	1.4%
AA	2.3%
A	12.4%
BBB	56.5%
BB and Below	14.2%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	84.8%
U.S. Government and U.S. Government Agency Obligations	4.3%
Municipal Bonds	0.6%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.7%

 * Foreign investments - 19.2%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 1.1%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,177,496
General Motors Co. 5% 4/1/35	2,537,000	2,525,241
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,838,748
		14,541,485
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,668,632
5.75% 6/15/43	396,000	475,671
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,604,605
		12,748,908
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp. 4.875% 12/9/45	7,437,000	8,054,733
Household Durables - 1.7%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,562,961
3.75% 3/1/19	4,500,000	4,536,964
4% 2/15/20	5,000,000	5,107,990
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,500,000	4,252,500
4.375% 4/15/23	5,750,000	5,814,688
		21,275,103
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,044,905
4.25% 8/22/57 (a)	1,824,000	1,819,293
4.8% 12/5/34	5,101,000	5,649,035
		9,513,233
Media - 1.5%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	770,800
4.5% 2/15/21	1,621,000	1,690,524
6.9% 8/15/39	300,000	404,427
7.75% 12/1/45	111,000	168,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	5,147,144
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,473,394
4.65% 7/15/42	2,200,000	2,271,433
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	632,427
5.875% 11/15/40	1,648,000	1,739,192
6.55% 5/1/37	1,329,000	1,511,551
6.75% 7/1/18	700,000	709,351
Time Warner, Inc. 2.1% 6/1/19	3,000,000	2,982,568
		19,501,521
Specialty Retail - 0.7%
AutoZone, Inc. 3.7% 4/15/22	253,000	256,907
Home Depot, Inc. 5.95% 4/1/41	941,000	1,203,595
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,481,400
		8,941,902

TOTAL CONSUMER DISCRETIONARY		94,576,885

CONSUMER STAPLES - 3.9%
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.:
3.3% 2/1/23	2,385,000	2,374,834
4.7% 2/1/36	2,258,000	2,372,837
4.9% 2/1/46	4,494,000	4,791,461
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,039,851
4.25% 5/1/23	3,315,000	3,430,287
Heineken NV 4% 10/1/42 (a)	96,000	92,759
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,904,846
		22,006,875
Food Products - 0.2%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,361,940
Tobacco - 2.0%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,757,542
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	5,827,662
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,632,177
4.25% 7/21/25 (a)	1,134,000	1,156,243
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,120,012
Reynolds American, Inc.:
3.25% 6/12/20	235,000	235,700
4% 6/12/22	366,000	373,640
4.45% 6/12/25	585,000	602,255
5.7% 8/15/35	304,000	346,228
5.85% 8/15/45	4,487,000	5,196,990
		26,248,449

TOTAL CONSUMER STAPLES		50,617,264

ENERGY - 13.1%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,461,705
6.5% 4/1/20	658,000	701,684
		4,163,389
Oil, Gas & Consumable Fuels - 12.8%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,446,481
8.125% 9/15/30	4,030,000	5,251,043
Anadarko Finance Co. 7.5% 5/1/31	614,000	776,624
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,294,023
5.55% 3/15/26	744,000	812,533
6.6% 3/15/46	2,986,000	3,722,617
Antero Resources Corp. 5% 3/1/25	4,200,000	4,231,500
Apache Corp. 4.75% 4/15/43	3,233,000	3,194,360
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	3,012,820
4.95% 12/15/24	4,120,000	4,254,707
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,302,235
5.85% 2/1/35	528,000	598,161
6.25% 3/15/38	4,352,000	5,245,612
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,965,263
4.25% 4/15/27	2,900,000	2,834,022
5.2% 9/15/43	1,331,000	1,279,734
5.7% 10/15/19	1,189,000	1,233,920
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,904,593
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	6,015,857
Continental Resources, Inc. 5% 9/15/22	4,200,000	4,263,000
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	160,765
5.35% 3/15/20 (a)	10,096,000	10,348,400
5.85% 5/21/43 (a)(b)	7,500,000	7,106,250
DCP Midstream Operating LP:
2.7% 4/1/19	64,000	63,280
3.875% 3/15/23	222,000	216,450
4.95% 4/1/22	1,925,000	1,968,313
5.6% 4/1/44	340,000	351,050
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,557,500
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	143,411
Enbridge, Inc.:
4.25% 12/1/26	425,000	427,786
5.5% 12/1/46	3,794,000	4,270,871
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,015,029
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,253
3.75% 2/15/25	547,000	549,415
4.85% 3/15/44	2,023,000	2,107,691
4.95% 10/15/54	2,437,000	2,507,017
EQT Corp.:
2.5% 10/1/20	1,071,000	1,054,901
3.9% 10/1/27	5,900,000	5,631,874
Exxon Mobil Corp. 4.114% 3/1/46	5,034,000	5,249,665
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	339,375
3.95% 9/1/22	518,000	525,491
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,909,577
5% 2/15/21 (a)	562,000	586,420
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,635,412
MPLX LP 4.875% 12/1/24	423,000	445,028
Petroleos Mexicanos:
5.375% 3/13/22 (a)	620,000	647,900
5.5% 1/21/21	545,000	570,343
6% 3/5/20	74,000	77,552
6.375% 2/4/21	3,870,000	4,135,095
6.375% 1/23/45	937,000	908,890
6.5% 3/13/27 (a)	3,048,000	3,257,916
6.5% 3/13/27 (a)	3,550,000	3,794,489
6.75% 9/21/47 (a)	1,390,000	1,413,449
6.875% 8/4/26	2,930,000	3,215,382
Phillips 66 Co. 4.3% 4/1/22	300,000	311,508
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,899,977
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	674,693
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,408,310
4.5% 3/15/45	971,000	946,970
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,300,114
5.4% 10/1/47	1,951,000	1,907,489
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,217,938
Western Gas Partners LP:
4.65% 7/1/26	264,000	268,132
5.375% 6/1/21	1,273,000	1,332,468
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,476,116
3.9% 1/15/25	280,000	277,950
		165,015,010

TOTAL ENERGY		169,178,399

FINANCIALS - 31.2%
Banks - 13.7%
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 0% 3/5/24 (b)(c)	16,000,000	16,000,000
3.705% 4/24/28 (b)	7,000,000	6,870,373
4% 1/22/25	3,277,000	3,291,581
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,566,965
Barclays PLC 3.65% 3/16/25	4,116,000	3,958,505
Bnp Paribas Sr Non Preferred Mtn 3.375% 1/9/25 (a)	5,617,000	5,438,531
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 2.9106% 9/1/23 (b)(c)	8,780,000	9,058,041
4.05% 7/30/22	316,000	323,274
4.4% 6/10/25	1,221,000	1,253,266
5.5% 9/13/25	1,317,000	1,440,565
8.125% 7/15/39	1,924,000	2,916,496
Citizens Bank NA 2.55% 5/13/21	338,000	331,315
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,439,218
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,325,148
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,541,257
Discover Bank:
3.35% 2/6/23	7,500,000	7,447,075
7% 4/15/20	2,391,000	2,573,445
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,135,534
8.25% 3/1/38	3,848,000	5,589,186
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,355,262
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,207,842
7% 12/15/20	1,087,000	1,197,466
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,229,191
5.71% 1/15/26 (a)	1,569,000	1,601,983
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,100,764
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,738,710
3.1% 7/6/21	2,463,000	2,446,168
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,919,138
4.625% 12/1/23	4,531,000	4,730,110
Regions Bank 6.45% 6/26/37	2,611,000	3,159,158
Regions Financial Corp. 3.2% 2/8/21	614,000	616,076
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,225,200
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,581,839
6.1% 6/10/23	1,000,000	1,068,096
6.125% 12/15/22	5,972,000	6,368,967
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	5,900,000	5,769,963
SunTrust Banks, Inc. 2.7% 1/27/22	5,507,000	5,391,740
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,585,052
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,886,427
		176,678,927
Capital Markets - 8.6%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,636,504
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,727,174
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,695,790
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,125,198
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,834,632
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,882,640
3.5% 11/16/26	5,750,000	5,539,220
3.75% 5/22/25	10,750,000	10,708,647
3.75% 2/25/26	5,000,000	4,934,176
5.25% 7/27/21	1,227,000	1,307,695
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,730,125
Moody's Corp.:
2.75% 7/15/19	6,920,000	6,918,967
5.25% 7/15/44	3,386,000	3,884,231
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,032,252
4.3% 1/27/45	948,000	947,799
4.875% 11/1/22	9,466,000	9,980,403
5.5% 7/28/21	1,222,000	1,310,757
5.75% 1/25/21	557,000	597,330
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,553,674
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	4,955,349
4% 6/15/25	6,038,000	6,179,831
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,803,805
		111,286,199
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,615,928
3.5% 5/26/22	395,000	393,585
3.95% 2/1/22	7,500,000	7,575,121
5% 10/1/21	3,970,000	4,160,257
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,573,900
4.75% 9/10/18	4,500,000	4,539,645
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,554,968
5.2% 4/27/22	2,355,000	2,486,901
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,917,982
Synchrony Financial 2.6% 1/15/19	5,000,000	4,991,755
		42,810,042
Diversified Financial Services - 1.2%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	113,858
General Electric Capital Corp. 5.875% 1/14/38	150,000	175,614
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,050,253
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,497,627
Voya Financial, Inc. 4.7% 1/23/48 (a)(b)	5,600,000	5,350,693
		15,188,045
Insurance - 4.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	554,186
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,507,440
4.5% 7/16/44	5,833,000	5,793,653
Aon Corp. 6.25% 9/30/40	253,000	314,861
Aon PLC 4.75% 5/15/45	6,000,000	6,316,094
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,313,496
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	66,000	65,835
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,210,607
8.125% 6/15/38 (b)	4,915,000	4,976,438
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,551,082
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,727,946
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,198,454
5.375% 12/1/41 (a)	148,000	169,789
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,357,789
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,275,000
Prudential Financial, Inc. 3.935% 12/7/49 (a)	1,508,000	1,432,436
Unum Group:
5.625% 9/15/20	1,846,000	1,960,398
5.75% 8/15/42	3,748,000	4,418,565
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,646,626
		56,790,695

TOTAL FINANCIALS		402,753,908

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories 4.9% 11/30/46	3,700,000	3,970,585
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	2,819,000	2,822,270
2.404% 6/5/20	5,470,000	5,381,016
2.894% 6/6/22	5,415,000	5,275,956
4.669% 6/6/47	2,645,000	2,635,703
		20,085,530
Health Care Providers & Services - 2.6%
Anthem, Inc. 3.35% 12/1/24	5,925,000	5,769,837
Cardinal Health, Inc.:
4.6% 3/15/43	2,115,000	2,072,589
4.9% 9/15/45	1,430,000	1,453,826
Humana, Inc. 2.5% 12/15/20	8,492,000	8,378,839
McKesson Corp. 3.95% 2/16/28	5,950,000	5,916,598
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,642,788
3.95% 10/15/42	132,000	129,509
4.25% 3/15/43	2,500,000	2,578,565
4.625% 7/15/35	745,000	818,026
4.625% 11/15/41	965,000	1,045,838
4.75% 7/15/45	1,829,000	2,017,394
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,289,711
		34,113,520
Pharmaceuticals - 2.4%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,461,035
Perrigo Co. PLC 3.5% 3/15/21	898,000	898,972
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,230,811
2.4% 9/23/21	5,300,000	5,118,474
2.875% 9/23/23	3,000,000	2,868,649
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	12,950,000	11,335,039
Zoetis, Inc. 3.45% 11/13/20	286,000	289,184
		31,202,164

TOTAL HEALTH CARE		85,401,214

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,236,296
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,039,185
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	2,902,247
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,759,770
4.03% 10/15/47	6,000,000	5,761,454
		18,698,952
Airlines - 0.4%
American Airlines, Inc. 3.75% 10/15/25	5,940,000	5,832,486
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	1,353	1,380
		5,833,866
Electrical Equipment - 0.5%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,852,374
Industrial Conglomerates - 0.9%
General Electric Co. 4.125% 10/9/42	434,000	405,571
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,455,939
2.8% 12/15/21	1,681,000	1,650,479
3.8% 12/15/26	1,738,000	1,742,187
		11,254,176
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	580,723
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,015,316
4.4% 3/15/42	2,500,000	2,611,478
		3,626,794
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,365,639
3.75% 2/1/22	1,086,000	1,100,878
		8,466,517

TOTAL INDUSTRIALS		54,313,402

INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,663,801
6.02% 6/15/26 (a)	3,770,000	4,033,186
		7,696,987
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,174,726
Software - 0.8%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,888,676
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,321,380
5.375% 7/15/40	240,000	288,270
		10,498,326
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.:
3.2% 5/11/27	5,120,000	4,989,500
3.85% 8/4/46	5,043,000	4,872,546
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,546,391
6.2% 10/15/35 (b)	3,426,000	3,656,391
		17,064,828

TOTAL INFORMATION TECHNOLOGY		40,434,867

MATERIALS - 1.0%
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,346,200
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,191,749
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,000,288
The Mosaic Co. 4.25% 11/15/23	4,195,000	4,312,985
		10,851,222
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	432,661
6.75% 10/19/75 (a)(b)	1,010,000	1,146,350
Vale Overseas Ltd. 6.875% 11/10/39	161,000	195,213
		1,774,224

TOTAL MATERIALS		12,625,446

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Camden Property Trust 4.25% 1/15/24	758,000	779,158
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,315,620
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,097,861
3.7% 6/15/21	476,000	477,963
DDR Corp. 4.625% 7/15/22	5,991,000	6,235,215
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,492,053
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,400,118
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,520,039
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	246,668
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,470,923
		31,035,618
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,178,744
4.1% 10/1/24	3,000,000	2,996,744
4.55% 10/1/29	2,014,000	2,010,805
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,088,732
4.125% 6/15/22	1,832,000	1,890,738
4.75% 10/1/20	752,000	783,952
Mack-Cali Realty LP 4.5% 4/18/22	94,000	92,264
Ventas Realty LP 4.125% 1/15/26	345,000	348,304
		11,390,283

TOTAL REAL ESTATE		42,425,901

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,862,983
3.4% 8/14/24	11,057,000	10,979,601
4.5% 5/15/35	4,270,000	4,127,191
4.75% 5/15/46	2,316,000	2,194,315
5.45% 3/1/47	1,000,000	1,037,341
5.55% 8/15/41	2,700,000	2,870,022
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,610,545
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	610,371
3.5% 11/1/21	1,420,000	1,435,559
4.522% 9/15/48	5,000,000	4,724,006
4.6% 4/1/21	460,000	481,065
4.862% 8/21/46	5,287,000	5,242,039
		43,175,038
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,537,288

TOTAL TELECOMMUNICATION SERVICES		47,712,326

UTILITIES - 7.3%
Electric Utilities - 3.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,170,158
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,862,493
DPL, Inc. 6.75% 10/1/19	9,600,000	10,080,000
Duke Energy Corp. 1.8% 9/1/21	675,000	645,672
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,395,252
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,771,531
5.9% 12/1/21 (a)	500,000	544,122
6.4% 9/15/20 (a)	1,310,000	1,411,715
Eversource Energy 2.9% 10/1/24	5,855,000	5,624,631
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,127,077
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,369,760
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,898,943
3.7% 9/1/24	477,000	466,465
ITC Holdings Corp. 2.7% 11/15/22 (a)	1,493,000	1,456,562
Southern Co. 1.85% 7/1/19	6,599,000	6,525,713
Tampa Electric Co. 6.55% 5/15/36	500,000	645,576
TECO Finance, Inc. 5.15% 3/15/20	114,000	118,555
Xcel Energy, Inc. 4.8% 9/15/41	554,000	596,877
		44,711,102
Gas Utilities - 1.0%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,039,288
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,113,600
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,204,257
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,651
		12,375,796
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66(b)(c)	7,158,000	6,746,415
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	145,000	143,550
2.579% 7/1/20 (b)	1,965,000	1,941,492
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,067,166
3.49% 5/15/27	4,000,000	3,920,465
5.25% 2/15/43	234,000	263,913
5.95% 6/15/41	1,493,000	1,815,946
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,919,031
5.625% 7/15/22	4,240,000	4,591,450
6.5% 12/15/20	613,000	670,917
Sempra Energy:
2.4% 2/1/20	11,500,000	11,400,779
2.875% 10/1/22	224,000	220,181
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	117,000	114,075
		36,815,380

TOTAL UTILITIES		93,902,278

TOTAL NONCONVERTIBLE BONDS
(Cost $1,087,652,340)		1,093,941,890

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $55,869,851)	63,513,000	56,037,808

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,520,668
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$58,065
7.5% 4/1/34	1,165,000	1,663,317
7.55% 4/1/39	1,815,000	2,732,755
7.625% 3/1/40	345,000	518,307
TOTAL MUNICIPAL SECURITIES
(Cost $6,626,294)		7,493,112

Foreign Government and Government Agency Obligations - 0.4%
United Mexican States 4.6% 2/10/48 (Cost $5,835,480)	$5,900,000	$5,537,150

Bank Notes - 1.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	4,966,692
Compass Bank 2.875% 6/29/22	1,234,000	1,198,499
Regions Bank 7.5% 5/15/18	7,499,000	7,577,140
TOTAL BANK NOTES
(Cost $13,788,607)		13,742,331

Preferred Securities - 1.1%
FINANCIALS - 1.1%
Banks - 1.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$14,245,408
	Shares	Value

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 1.41% (d)
(Cost $115,595,973)	115,572,890	115,596,005
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,299,841,563)		1,306,593,704
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,082,986)
NET ASSETS - 100%		$1,290,510,718

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,876,874 or 12.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$243,875
Total	$243,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,093,941,890	$--	$1,093,941,890	$--
U.S. Government and Government Agency Obligations	56,037,808	--	56,037,808	--
Municipal Securities	7,493,112	--	7,493,112	--
Foreign Government and Government Agency Obligations	5,537,150	--	5,537,150	--
Bank Notes	13,742,331	--	13,742,331	--
Preferred Securities	14,245,408	--	14,245,408	--
Money Market Funds	115,596,005	115,596,005	--	--
Total Investments in Securities:	$1,306,593,704	$115,596,005	$1,190,997,699	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.8%
United Kingdom	4.9%
Canada	3.7%
Ireland	2.4%
Netherlands	2.1%
Mexico	1.9%
Italy	1.2%
Switzerland	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,184,245,590)	$1,190,997,699
Fidelity Central Funds (cost $115,595,973)	115,596,005
Total Investment in Securities (cost $1,299,841,563)		$1,306,593,704
Receivable for fund shares sold		6,595,154
Interest receivable		11,524,585
Distributions receivable from Fidelity Central Funds		64,314
Total assets		1,324,777,757
Liabilities
Payable for investments purchased	$32,793,731
Payable for fund shares redeemed	845,774
Distributions payable	158,404
Accrued management fee	338,800
Distribution and service plan fees payable	24,129
Other affiliated payables	106,201
Total liabilities		34,267,039
Net Assets		$1,290,510,718
Net Assets consist of:
Paid in capital		$1,288,155,506
Undistributed net investment income		891,363
Accumulated undistributed net realized gain (loss) on investments		(5,288,292)
Net unrealized appreciation (depreciation) on investments		6,752,141
Net Assets		$1,290,510,718
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,687,755 ÷ 3,410,643 shares)		$11.34
Maximum offering price per share (100/96.00 of $11.34)		$11.81
Class M:
Net Asset Value and redemption price per share ($8,123,767 ÷ 716,184 shares)		$11.34
Maximum offering price per share (100/96.00 of $11.34)		$11.81
Class C:
Net Asset Value and offering price per share ($17,044,294 ÷ 1,502,807 shares)(a)		$11.34
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,090,256,497 ÷ 96,115,982 shares)		$11.34
Class I:
Net Asset Value, offering price and redemption price per share ($136,398,405 ÷ 12,024,237 shares)		$11.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Dividends		$478,850
Interest		21,090,991
Income from Fidelity Central Funds		243,875
Total income		21,813,716
Expenses
Management fee	$2,058,874
Transfer agent fees	657,305
Distribution and service plan fees	150,446
Independent trustees' fees and expenses	2,230
Miscellaneous	1,710
Total expenses before reductions	2,870,565
Expense reductions	(137)	2,870,428
Net investment income (loss)		18,943,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,002,935
Total net realized gain (loss)		3,002,935
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,522,910)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(37,522,909)
Net gain (loss)		(34,519,974)
Net increase (decrease) in net assets resulting from operations		$(15,576,686)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,943,288	$36,663,171
Net realized gain (loss)	3,002,935	(3,482,212)
Change in net unrealized appreciation (depreciation)	(37,522,909)	(3,505,121)
Net increase (decrease) in net assets resulting from operations	(15,576,686)	29,675,838
Distributions to shareholders from net investment income	(18,929,192)	(36,312,891)
Share transactions - net increase (decrease)	126,923,324	(28,534,546)
Total increase (decrease) in net assets	92,417,446	(35,171,599)
Net Assets
Beginning of period	1,198,093,272	1,233,264,871
End of period	$1,290,510,718	$1,198,093,272
Other Information
Undistributed net investment income end of period	$891,363	$877,267

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.169	.329	.337	.319	.305	.277
Net realized and unrealized gain (loss)	(.340)	(.054)	.618	(.420)	.720	(.536)
Total from investment operations	(.171)	.275	.955	(.101)	1.025	(.259)
Distributions from net investment income	(.169)	(.325)	(.335)	(.312)	(.305)	(.273)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.169)	(.325)	(.335)	(.319)	(.305)	(.351)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C,D	(1.48)%	2.43%	8.77%	(.92)%	9.60%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.79%	.79%	.76%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.79%	.76%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.79%	.76%
Net investment income (loss)	2.94%G	2.87%	3.00%	2.79%	2.73%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$38,688	$38,496	$43,691	$29,835	$27,677	$21,833
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.165	.319	.328	.311	.298	.272
Net realized and unrealized gain (loss)	(.341)	(.054)	.617	(.420)	.720	(.537)
Total from investment operations	(.176)	.265	.945	(.109)	1.018	(.265)
Distributions from net investment income	(.164)	(.315)	(.325)	(.304)	(.298)	(.267)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.164)	(.315)	(.325)	(.311)	(.298)	(.345)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C,D	(1.52)%	2.35%	8.68%	(.99)%	9.53%	(2.42)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.87%	.87%	.86%	.85%	.80%
Expenses net of fee waivers, if any	.88%G	.87%	.87%	.86%	.85%	.80%
Expenses net of all reductions	.88%G	.87%	.87%	.86%	.85%	.80%
Net investment income (loss)	2.86%G	2.79%	2.92%	2.72%	2.67%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$8,124	$9,317	$9,443	$7,812	$6,651	$6,502
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.72	$11.11	$11.53	$10.80	$11.42
Income from Investment Operations
Net investment income (loss)A	.125	.242	.253	.231	.219	.189
Net realized and unrealized gain (loss)	(.340)	(.044)	.607	(.419)	.730	(.544)
Total from investment operations	(.215)	.198	.860	(.188)	.949	(.355)
Distributions from net investment income	(.125)	(.238)	(.250)	(.225)	(.219)	(.187)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.125)	(.238)	(.250)	(.232)	(.219)	(.265)
Net asset value, end of period	$11.34	$11.68	$11.72	$11.11	$11.53	$10.80
Total ReturnB,C,D	(1.86)%	1.75%	7.86%	(1.67)%	8.86%	(3.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of fee waivers, if any	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of all reductions	1.56%G	1.54%	1.54%	1.55%	1.56%	1.53%
Net investment income (loss)	2.18%G	2.11%	2.25%	2.03%	1.96%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$17,044	$18,432	$20,816	$20,372	$11,713	$13,705
Portfolio turnover rateH	58%G	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.188	.367	.375	.358	.342	.309
Net realized and unrealized gain (loss)	(.339)	(.054)	.618	(.420)	.721	(.532)
Total from investment operations	(.151)	.313	.993	(.062)	1.063	(.223)
Distributions from net investment income	(.189)	(.363)	(.373)	(.351)	(.343)	(.309)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.189)	(.363)	(.373)	(.358)	(.343)	(.387)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	(1.32)%	2.77%	9.14%	(.58)%	9.96%	(2.06)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.28%F	3.20%	3.34%	3.13%	3.07%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,090,256	$991,210	$1,000,845	$800,365	$697,733	$771,621
Portfolio turnover rateG	58%F	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.186	.362	.369	.350	.336	.301
Net realized and unrealized gain (loss)	(.340)	(.054)	.618	(.418)	.720	(.530)
Total from investment operations	(.154)	.308	.987	(.068)	1.056	(.229)
Distributions from net investment income	(.186)	(.358)	(.367)	(.345)	(.336)	(.303)
Distributions from net realized gain	–	–	–	(.007)	–	(.078)
Total distributions	(.186)	(.358)	(.367)	(.352)	(.336)	(.381)
Net asset value, end of period	$11.34	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	(1.34)%	2.72%	9.08%	(.63)%	9.90%	(2.11)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	3.24%F	3.15%	3.29%	3.07%	3.01%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$136,398	$140,638	$158,470	$118,825	$65,882	$49,866
Portfolio turnover rateG	58%F	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,333,112
Gross unrealized depreciation	(14,289,002)
Net unrealized appreciation (depreciation)	$12,044,110
Tax cost	$1,294,549,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,745,835)
Long-term	(2,529,520)
Total capital loss carryforward	$(8,275,355)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $294,970,731 and $231,718,945, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$48,787	$676
Class M	-%	.25%	11,078	1,034
Class C	.75%	.25%	90,581	9,907
			$150,446	$11,617

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares,.75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,795
Class M	1,064
Class C(a)	2,122
$9,981

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,802.19
Class M	12,102.28
Class C	17,814.20
Corporate Bond	489,738.10
Class I	100,849.15
	$657,305

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,710 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $137.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$570,092	$1,117,795
Class M	125,550	254,716
Class C	195,756	398,708
Corporate Bond	15,849,068	29,711,488
Class I	2,188,726	4,830,184
Total	$18,929,192	$36,312,891

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	550,668	1,374,247	$6,393,580	$15,772,511
Reinvestment of distributions	48,571	95,165	562,248	1,091,131
Shares redeemed	(483,347)	(1,900,888)	(5,600,844)	(21,696,123)
Net increase (decrease)	115,892	(431,476)	$1,354,984	$(4,832,481)
Class M
Shares sold	113,785	297,998	$1,316,788	$3,407,565
Reinvestment of distributions	10,685	21,791	123,738	249,941
Shares redeemed	(205,699)	(327,751)	(2,386,920)	(3,748,509)
Net increase (decrease)	(81,229)	(7,962)	$(946,394)	$(91,003)
Class C
Shares sold	170,089	476,201	$1,971,864	$5,463,214
Reinvestment of distributions	16,787	34,124	194,352	391,221
Shares redeemed	(261,866)	(708,015)	(3,033,217)	(8,067,873)
Net increase (decrease)	(74,990)	(197,690)	$(867,001)	$(2,213,438)
Corporate Bond
Shares sold	27,395,155	32,009,802	$314,500,862	$366,317,720
Reinvestment of distributions	1,281,434	2,391,815	14,833,625	27,438,957
Shares redeemed	(17,397,668)	(34,923,778)	(201,719,741)	(397,835,605)
Net increase (decrease)	11,278,921	(522,161)	$127,614,746	$(4,078,928)
Class I
Shares sold	3,375,001	3,053,441	$39,173,961	$34,848,438
Reinvestment of distributions	182,302	402,996	2,110,035	4,620,524
Shares redeemed	(3,569,659)	(4,934,972)	(41,517,007)	(56,787,658)
Net increase (decrease)	(12,356)	(1,478,535)	$(233,011)	$(17,318,696)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$985.20	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.88%
Actual		$1,000.00	$984.80	$4.33
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Class C	1.56%
Actual		$1,000.00	$981.40	$7.66
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Corporate Bond	.45%
Actual		$1,000.00	$986.80	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$986.60	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median because of higher transfer agency fees resulting from small average account size. The Board noted that the total expense ratio of Class M was also above the competitive median because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CBD-SANN-0418
1.907007.107

Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund and Institutional Class Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/28/18
0-30	36.9
31-90	24.7
91-180	2.4
181-397	1.5
> 397	34.5

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	64.9%
U.S. Government and U.S. Government Agency Obligations	2.7%
Certificates of Deposit	5.5%
Commercial Paper	19.9%
Master Notes	1.6%
Cash and Cash Equivalents	5.2%
Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 29.0%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 4.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.8947% 1/22/19 (a)(b)	$30,000,000	$30,023,832
3 month U.S. LIBOR + 0.210% 2.0488% 2/12/21 (a)(b)	30,250,000	30,260,890
3 month U.S. LIBOR + 0.280% 2.1649% 11/19/18 (a)(b)	29,500,000	29,540,340
3 month U.S. LIBOR + 0.825% 2.7289% 2/22/19 (a)(b)	20,694,000	20,846,835
2% 11/13/19	30,000,000	29,713,670
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 2.0838% 4/6/20 (a)(b)(c)	25,659,000	25,781,017
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.250% 2.037% 11/5/18 (a)(b)(c)	20,200,000	20,205,070
3 month U.S. LIBOR + 0.420% 1.9074% 3/2/18 (a)(b)(c)	22,500,000	22,500,000
3 month U.S. LIBOR + 0.530% 2.317% 5/5/20 (a)(b)(c)	25,000,000	25,096,033
3 month U.S. LIBOR + 0.620% 2.3869% 10/30/19 (a)(b)(c)	25,348,000	25,466,622
3 month U.S. LIBOR + 0.630% 2.3338% 1/6/20 (a)(b)(c)	35,000,000	35,198,935
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.6502% 4/13/20 (a)(b)	28,000,000	28,312,612
3 month U.S. LIBOR + 1.450% 3.2499% 5/9/19 (a)(b)	4,930,000	4,988,087
		327,933,943
Media - 0.6%
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (a)(b)	11,737,000	11,796,859
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.685% 2.4052% 4/15/18 (a)(b)(c)	34,167,000	34,189,926
		45,986,785

TOTAL CONSUMER DISCRETIONARY		373,920,728

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 2.0341% 12/13/19 (a)(b)(c)	13,759,000	13,774,104
Tobacco - 0.4%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 2.4234% 8/14/20 (a)(b)(c)	10,500,000	10,558,193
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 2.3121% 2/21/20 (a)(b)	20,428,000	20,522,905
		31,081,098

TOTAL CONSUMER STAPLES		44,855,202

ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.350% 2.1834% 8/14/18 (a)(b)	30,000,000	30,033,720
3 month U.S. LIBOR + 0.540% 2.3505% 5/10/19 (a)(b)	10,161,000	10,208,270
3 month U.S. LIBOR + 0.630% 2.3046% 9/26/18 (a)(b)	10,662,000	10,696,798
1.768% 9/19/19	14,940,000	14,745,267
Chevron Corp. 3 month U.S. LIBOR + 0.500% 2.35% 5/16/18 (a)(b)	23,250,000	23,270,651
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5582% 2/26/21 (a)(b)	10,184,000	10,192,687
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 1.8988% 9/12/19 (a)(b)	20,000,000	20,088,875
3 month U.S. LIBOR + 0.580% 2.3905% 11/10/18 (a)(b)	37,271,000	37,414,434
Statoil ASA 3 month U.S. LIBOR + 0.460% 2.2507% 11/8/18 (a)(b)	30,718,000	30,804,165
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.1138% 11/15/19 (a)(b)	41,250,000	41,252,536
		228,707,403
FINANCIALS - 53.1%
Banks - 38.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.1492% 1/19/21 (a)(b)(c)	40,000,000	40,046,160
3 month U.S. LIBOR + 0.640% 2.3741% 1/18/19 (a)(b)(c)	62,090,000	62,318,491
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.750% 2.6% 11/16/18 (a)(b)(c)	20,000,000	20,083,359
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 2.3988% 5/15/18 (a)(b)	75,000,000	75,066,401
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 2.5647% 4/1/19 (a)(b)	92,349,000	93,050,760
3 month U.S. LIBOR + 1.040% 2.7615% 1/15/19 (a)(b)	70,204,000	70,718,541
3 month U.S. LIBOR + 1.070% 2.7279% 3/22/18 (a)(b)	111,851,000	111,912,880
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 1.7861% 9/11/19 (a)(b)	24,080,000	24,102,154
3 month U.S. LIBOR + 0.440% 2.0285% 6/15/20 (a)(b)	30,968,000	31,092,800
3 month U.S. LIBOR + 0.600% 2.1488% 12/12/19 (a)(b)	16,000,000	16,089,468
3 month U.S. LIBOR + 0.600% 2.3039% 4/9/18 (a)(b)	4,000,000	4,002,365
1.35% 8/28/18	25,000,000	24,891,113
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.000% 1.9859% 1/8/21 (a)(b)	20,050,000	20,044,926
3 month U.S. LIBOR + 0.390% 2.1115% 7/14/20 (a)(b)	13,902,000	13,953,649
3 month U.S. LIBOR + 0.620% 2.1146% 12/5/19 (a)(b)	18,495,000	18,628,025
3 month U.S. LIBOR + 0.830% 2.5515% 1/15/19 (a)(b)	19,500,000	19,614,512
Bank of Tokyo-Mitsubishi UFJ Ltd.:
3 month U.S. LIBOR + 0.550% 2.0446% 3/5/18 (a)(b)(c)	43,200,000	43,200,949
3 month U.S. LIBOR + 1.020% 2.5935% 9/14/18 (a)(b)(c)	19,035,000	19,122,129
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.2347% 7/20/20 (a)(b)(c)	68,890,000	69,243,455
2.5% 10/29/18 (c)	17,510,000	17,573,269
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.1646% 1/11/21 (a)(b)	40,000,000	40,078,682
3 month U.S. LIBOR + 0.550% 2.3435% 8/7/19 (a)(b)	37,000,000	37,105,820
3 month U.S. LIBOR + 0.650% 2.4435% 8/7/20 (a)(b)	32,150,000	32,347,305
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 2.4334% 2/1/19 (a)(b)	7,159,000	7,191,072
3 month U.S. LIBOR + 0.860% 2.4485% 6/15/18 (a)(b)	67,509,000	67,604,844
BPCE SA 2.5% 12/10/18	47,000,000	47,047,201
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.1715% 1/15/20 (a)(b)	30,000,000	30,132,554
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.0285% 9/6/19 (a)(b)	65,258,000	65,591,781
Capital One NA 3 month U.S. LIBOR + 1.150% 3.0349% 8/17/18 (a)(b)	45,550,000	45,700,873
Citibank NA:
3 month U.S. LIBOR + 0.230% 2.0299% 11/9/18 (a)(b)	25,000,000	25,016,657
3 month U.S. LIBOR + 0.340% 1.9655% 3/20/19 (a)(b)	31,620,000	31,660,474
1.85% 9/18/19	35,500,000	35,063,671
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.498% 1/10/20 (a)(b)	25,000,000	25,205,913
3 month U.S. LIBOR + 0.880% 2.6469% 7/30/18 (a)(b)	25,000,000	25,071,539
3 month U.S. LIBOR + 0.930% 2.4453% 6/7/19 (a)(b)	70,000,000	70,573,656
3 month U.S. LIBOR + 1.700% 3.5388% 5/15/18 (a)(b)	38,239,000	38,350,507
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.0274% 3/2/20 (a)(b)	45,000,000	45,100,815
3 month U.S. LIBOR + 0.570% 2.5136% 5/26/20 (a)(b)	15,000,000	15,054,693
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 1.9861% 3/10/20 (a)(b)(c)	25,000,000	25,104,245
3 month U.S. LIBOR + 0.640% 2.4335% 11/7/19 (a)(b)(c)	27,100,000	27,288,203
3 month U.S. LIBOR + 0.790% 2.5678% 11/2/18 (a)(b)(c)	50,772,000	50,987,314
3 month U.S. LIBOR + 1.060% 2.6485% 3/15/19 (a)(b)(c)	25,678,000	25,911,161
Credit Agricole SA 3 month U.S. LIBOR + 0.800% 2.5215% 4/15/19 (a)(b)(c)	60,955,000	61,356,321
Credit Suisse New York Branch 3 month U.S. LIBOR + 0.680% 2.4403% 4/27/18 (a)(b)	6,000,000	6,005,215
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 2.2646% 9/27/19 (a)(b)	29,000,000	29,170,380
3 month U.S. LIBOR + 0.910% 2.7949% 8/20/18 (a)(b)	30,000,000	30,088,222
HSBC Bank PLC 3 month U.S. LIBOR + 0.640% 2.4788% 5/15/18 (a)(b)(c)	17,530,000	17,549,283
HSBC U.S.A., Inc. 3 month U.S. LIBOR + 0.610% 2.43% 11/13/19 (a)(b)	15,000,000	15,086,662
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.0461% 3/10/20 (a)(b)	28,473,000	28,619,271
ING Bank NV:
3 month U.S. LIBOR + 0.550% 2.1504% 3/16/18 (a)(b)(c)	69,747,000	69,753,806
3 month U.S. LIBOR + 1.130% 2.7879% 3/22/19 (a)(b)(c)	20,500,000	20,701,835
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.250% 2.07% 2/13/20 (a)(b)	40,000,000	39,979,418
3 month U.S. LIBOR + 0.290% 2.0634% 2/1/21 (a)(b)	30,050,000	30,047,897
3 month U.S. LIBOR + 0.400% 2.092% 9/21/18 (a)(b)	20,000,000	20,023,064
3 month U.S. LIBOR + 0.590% 2.2646% 9/23/19 (a)(b)	25,631,000	25,795,099
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.2952% 4/25/18 (a)(b)	23,000,000	23,013,544
3 month U.S. LIBOR + 0.630% 2.3903% 1/28/19 (a)(b)	3,500,000	3,513,562
3 month U.S. LIBOR + 0.955% 2.6995% 1/23/20 (a)(b)	58,175,000	58,966,798
KeyBank NA 3 month U.S. LIBOR + 0.520% 2.0006% 6/1/18 (a)(b)	50,150,000	50,197,367
Lloyds Bank PLC 3 month U.S. LIBOR + 0.550% 2.3834% 5/14/18 (a)(b)	30,000,000	30,014,919
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.640% 2.3146% 3/26/18 (a)(b)(c)	25,000,000	25,009,755
3 month U.S. LIBOR + 1.190% 2.9347% 10/20/18 (a)(b)(c)	17,800,000	17,911,962
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 2.4139% 5/22/20 (a)(b)(c)	40,000,000	40,177,440
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.4542% 5/29/20 (a)(b)(c)	40,000,000	40,175,373
3 month U.S. LIBOR + 0.840% 2.4404% 9/17/18 (a)(b)(c)	24,350,000	24,447,151
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 2.2449% 5/19/20 (a)(b)	40,430,000	40,583,184
3 month U.S. LIBOR + 0.400% 1.9153% 12/7/18 (a)(b)	30,500,000	30,562,332
3 month U.S. LIBOR + 0.420% 1.9006% 6/1/18 (a)(b)	12,300,000	12,309,607
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 2.0435% 8/7/18 (a)(b)	30,000,000	30,021,654
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.8674% 3/2/20 (a)(b)	35,000,000	35,113,974
3 month U.S. LIBOR + 0.450% 2.158% 1/10/19 (a)(b)	20,000,000	20,047,541
3 month U.S. LIBOR + 0.480% 2.2403% 7/29/19 (a)(b)	20,320,000	20,396,630
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 2.0441% 10/18/19 (a)(b)	20,000,000	20,019,200
3 month U.S. LIBOR + 0.350% 2.0813% 1/17/20 (a)(b)	35,770,000	35,795,754
3 month U.S. LIBOR + 0.540% 2.2446% 1/11/19 (a)(b)	80,000,000	80,246,326
3 month U.S. LIBOR + 0.740% 2.4845% 7/23/18 (a)(b)	31,700,000	31,770,958
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 1.9985% 9/6/19 (a)(b)	27,635,000	27,784,777
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.420% 2.1541% 1/18/19 (a)(b)	24,500,000	24,561,852
3 month U.S. LIBOR + 0.440% 2.1347% 7/2/19 (a)(b)	30,800,000	30,902,994
1.45% 9/6/18	25,000,000	24,892,135
U.S. Bank NA 3 month U.S. LIBOR + 0.410% 2.1625% 4/26/19 (a)(b)	20,500,000	20,566,204
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.400% 1.9735% 9/14/18 (a)(b)	24,150,000	24,184,117
3 month U.S. LIBOR + 0.460% 2.2047% 4/22/19 (a)(b)	23,609,000	23,679,963
3 month U.S. LIBOR + 0.630% 2.3745% 4/23/18 (a)(b)	41,045,000	41,079,856
3 month U.S. LIBOR + 0.880% 2.6247% 7/22/20 (a)(b)	8,377,000	8,483,609
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 1.9745% 1/15/20 (a)(b)	30,450,000	30,436,823
3 month U.S. LIBOR + 0.500% 2.4842% 11/28/18 (a)(b)	17,000,000	17,049,265
3 month U.S. LIBOR + 0.600% 2.5436% 5/24/19 (a)(b)	14,860,000	14,932,122
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 2.3736% 5/25/18 (a)(b)	30,000,000	30,023,142
3 month U.S. LIBOR + 0.560% 2.4449% 8/19/19 (a)(b)	40,500,000	40,677,141
3 month U.S. LIBOR + 0.740% 2.5069% 7/30/18 (a)(b)	9,260,000	9,283,284
3 month U.S. LIBOR + 0.740% 2.6598% 11/23/18 (a)(b)	22,000,000	22,095,549
		3,063,048,723
Capital Markets - 6.7%
Deutsche Bank AG London Branch 3 month U.S. LIBOR + 1.450% 3.1841% 1/18/19 (a)(b)	65,235,000	65,803,177
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.800% 2.5597% 1/22/21 (a)(b)	20,000,000	19,956,878
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.3635% 12/13/19 (a)(b)	18,500,000	18,663,226
3 month U.S. LIBOR + 1.040% 2.7852% 4/25/19 (a)(b)	11,462,000	11,552,894
3 month U.S. LIBOR + 1.100% 2.9388% 11/15/18 (a)(b)	24,575,000	24,723,138
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 2.4845% 7/23/19 (a)(b)	71,413,000	71,805,674
3 month U.S. LIBOR + 0.800% 2.6334% 2/14/20 (a)(b)	51,025,000	51,261,854
3 month U.S. LIBOR + 0.850% 2.5913% 1/24/19 (a)(b)	8,600,000	8,647,819
3 month U.S. LIBOR + 1.140% 2.9003% 1/27/20 (a)(b)	31,775,000	32,267,989
3 month U.S. LIBOR + 1.375% 3.1484% 2/1/19 (a)(b)	11,123,000	11,228,788
UBS AG London Branch:
3 month U.S. LIBOR + 0.320% 2.3042% 5/28/19 (a)(b)(c)	35,400,000	35,430,798
3 month U.S. LIBOR + 0.580% 2.1026% 6/8/20 (a)(b)(c)	60,100,000	60,373,816
1.8353% 12/7/18 (a)(c)	46,360,000	46,418,460
UBS AG Stamford Branch:
3 month U.S. LIBOR + 0.640% 2.4734% 8/14/19 (a)(b)	31,221,000	31,418,702
3 month U.S. LIBOR + 0.700% 2.3746% 3/26/18 (a)(b)	49,579,000	49,599,373
		539,152,586
Consumer Finance - 3.1%
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.117% 5/3/19 (a)(b)	20,000,000	20,038,609
3 month U.S. LIBOR + 0.430% 1.9174% 3/3/20 (a)(b)	35,000,000	35,118,650
3 month U.S. LIBOR + 0.550% 2.1504% 3/18/19 (a)(b)	28,753,000	28,855,952
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.5705% 5/12/20 (a)(b)	25,000,000	25,206,175
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.218% 1/10/20 (a)(b)	35,000,000	35,226,006
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 2.2078% 11/2/20 (a)(b)	9,450,000	9,421,659
3 month U.S. LIBOR + 0.830% 2.6405% 8/12/19 (a)(b)	15,273,000	15,366,926
3 month U.S. LIBOR + 1.000% 2.7039% 1/9/20 (a)(b)	14,000,000	14,159,866
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 1.8046% 1/10/20 (a)(b)	9,880,000	9,872,269
3 month U.S. LIBOR + 0.380% 2.0838% 4/6/18 (a)(b)	20,000,000	20,007,612
3 month U.S. LIBOR + 0.820% 2.7049% 2/19/19 (a)(b)	30,000,000	30,203,805
		243,477,529
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.9546% 1/11/19 (a)(b)	20,500,000	20,539,272
3 month U.S. LIBOR + 0.550% 2.0653% 3/7/18 (a)(b)	20,000,000	20,001,627
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.0034% 2/1/19 (a)(b)(c)	22,860,000	22,883,014
		63,423,913
Insurance - 4.4%
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.250% 1.9246% 12/27/18 (a)(b)(c)	25,000,000	25,025,434
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 1.8333% 9/19/19 (a)(b)(c)	50,250,000	50,350,293
3 month U.S. LIBOR + 0.230% 1.9324% 1/8/21 (a)(b)(c)	40,000,000	39,894,072
3 month U.S. LIBOR + 0.340% 1.9135% 9/14/18 (a)(b)(c)	51,200,000	51,269,661
3 month U.S. LIBOR + 0.400% 1.9488% 6/12/20 (a)(b)(c)	15,000,000	15,074,626
3 month U.S. LIBOR + 0.430% 2.0433% 12/19/18 (a)(b)(c)	32,000,000	32,084,466
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.8838% 7/6/18 (a)(b)(c)	25,750,000	25,761,242
3 month U.S. LIBOR + 0.270% 1.9739% 4/9/20 (a)(b)(c)	25,000,000	25,070,043
3 month U.S. LIBOR + 0.390% 2.1313% 10/24/19 (a)(b)(c)	30,000,000	30,140,358
3 month U.S. LIBOR + 0.400% 2.1038% 4/6/18 (a)(b)(c)	17,000,000	16,997,586
Principal Life Global Funding II 3 month U.S. LIBOR + 0.300% 2.1921% 5/21/18 (a)(b)(c)	18,017,000	18,019,968
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.6188% 8/15/18 (a)(b)	24,060,000	24,133,746
		353,821,495

TOTAL FINANCIALS		4,262,924,246

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (a)(b)	19,384,000	19,406,485
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.198% 11/30/20 (a)(b)	26,225,000	26,244,616
Pharmaceuticals - 0.2%
Roche Holdings, Inc. 2.25% 9/30/19 (c)	12,758,000	12,694,220

TOTAL HEALTH CARE		58,345,321

INDUSTRIALS - 1.2%
Machinery - 1.2%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 2.1142% 11/29/19 (a)(b)	16,000,000	16,002,473
3 month U.S. LIBOR + 0.180% 1.6885% 12/6/18 (a)(b)	20,000,000	20,015,490
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 1.8638% 1/8/21 (a)(b)	32,620,000	32,630,655
3 month U.S. LIBOR + 0.570% 2.2738% 1/8/19 (a)(b)	21,500,000	21,592,901
1.65% 10/15/18	7,317,000	7,290,084
		97,531,603
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.4539% 5/22/20 (a)(b)	50,500,000	50,789,773
UTILITIES - 1.2%
Electric Utilities - 0.5%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (a)(b)	38,125,000	38,124,770
Gas Utilities - 0.3%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 2.3842% 11/29/19 (a)(b)	26,271,000	26,228,099
Multi-Utilities - 0.4%
Sempra Energy 3 month U.S. LIBOR + 0.250% 1.9599% 7/15/19 (a)(b)	30,225,000	30,227,261

TOTAL UTILITIES		94,580,130

TOTAL NONCONVERTIBLE BONDS
(Cost $5,202,930,476)		5,211,654,406

U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.140% 1.7919% 1/31/19 (a)(b)	$70,050,000	$70,164,294
U.S. TREASURY 3 MONTH BILL + 0.170% 1.8219% 10/31/18 (a)(b)	50,000,000	50,070,418
0.875% 6/15/19	62,000,000	60,994,922
1.875% 12/31/19	35,000,000	34,767,578
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $216,478,363)		215,997,212

Certificates of Deposit - 5.5%
Bank of Montreal Chicago CD Program yankee:
1 month U.S. LIBOR + 0.320% 1.9512% 3/27/18 (a)(b)	20,000,000	20,006,800
3 month U.S. LIBOR + 0.450% 2.1813% 4/17/18 (a)(b)	30,000,000	30,007,383
Bank of Nova Scotia yankee 1 month U.S. LIBOR + 0.160% 1.7408% 4/10/18 (a)(b)	25,000,000	25,007,500
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee 1.8% 5/2/18	30,000,000	29,996,805
BNP Paribas New York Branch yankee:
1 month U.S. LIBOR + 0.170% 1.7447% 3/1/18 (a)(b)	30,000,000	30,000,270
1 month U.S. LIBOR + 0.190% 1.7775% 3/14/18 (a)(b)	20,000,000	20,002,500
1 month U.S. LIBOR + 0.190% 1.8107% 3/26/18 (a)(b)	30,000,000	30,006,840
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.8207% 3/26/18 (a)(b)	40,000,000	40,009,440
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.190% 1.7647% 3/1/18 (a)(b)	20,000,000	20,000,200
1 month U.S. LIBOR + 0.260% 1.8347% 5/1/18 (a)(b)	70,000,000	70,037,380
1 month U.S. LIBOR + 0.260% 1.8408% 7/12/18 (a)(b)	50,000,000	50,017,200
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.190% 1.7693% 6/8/18 (a)(b)	30,000,000	30,007,440
1.95% 5/14/18	20,000,000	19,998,486
Westpac Banking Corp. yankee 1 month U.S. LIBOR + 0.300% 1.9207% 3/26/18 (a)(b)	25,000,000	25,007,700
TOTAL CERTIFICATES OF DEPOSIT
(Cost $440,000,000)		440,105,944

Commercial Paper - 19.9%
ABN AMRO Funding U.S.A. LLC 1.55% 3/8/18	13,000,000	12,995,507
Atlantic Asset Securitization Corp.:
1.72% 4/6/18	19,211,000	19,175,994
1.83% 5/9/18	20,000,000	19,924,438
1.93% 5/14/18	20,000,000	19,917,708
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.75% 3/15/18 (c)	35,000,000	34,977,835
1.97% 5/14/18 (c)	30,000,000	29,866,875
2.1% 5/22/18 (c)	22,000,000	21,888,715
2.11% 5/25/18 (c)	13,000,000	12,931,118
Bell Canada yankee:
1.67% 3/1/18	15,000,000	14,999,283
1.77% 3/12/18	54,809,000	54,776,570
1.85% 3/29/18	3,000,000	2,995,403
1.86% 3/26/18	20,000,000	19,972,874
1.89% 3/12/18	2,750,000	2,748,373
1.9% 3/19/18	20,000,000	19,980,768
1.905% 3/20/18	7,700,000	7,692,171
1.93% 4/19/18	25,000,000	24,931,840
1.94% 4/17/18	28,600,000	28,525,334
BPCE SA yankee 1.86% 5/1/18	40,000,000	39,880,684
Catholic Health Initiatives 2.17% 3/16/18	30,000,000	29,979,360
Credit Suisse AG:
1 month U.S. LIBOR + 0.170% 1.818% 5/29/18 (a)(b)	50,000,000	50,014,600
1 month U.S. LIBOR + 0.250% 1.8456% 8/21/18 (a)(b)	30,000,000	30,004,470
yankee 1.78% 3/19/18	20,000,000	19,983,628
CVS Health Corp.:
1.75% 3/1/18	33,000,000	32,998,383
1.75% 3/1/18	26,000,000	25,998,726
1.8% 3/5/18	19,000,000	18,995,421
Dominion Resources, Inc.:
1.83% 3/20/18	10,000,000	9,989,722
1.84% 3/20/18	20,000,000	19,979,444
1.85% 3/26/18	4,000,000	3,994,534
1.88% 3/12/18	15,000,000	14,991,065
1.9% 4/16/18	3,000,000	2,992,147
1.98% 4/30/18	30,000,000	29,896,047
Duke Energy Corp.:
1.74% 3/1/18	54,400,000	54,400,000
1.75% 3/1/18	10,000,000	9,999,526
1.75% 3/7/18	20,000,000	19,993,194
1.76% 3/6/18	7,000,000	6,997,967
1.77% 3/1/18	25,000,000	24,998,815
1.77% 3/1/18	40,000,000	39,998,104
1.78% 3/19/18	20,000,000	19,980,556
1.83% 3/19/18	30,000,000	29,970,834
ERP Operating LP:
1.77% 3/2/18	6,000,000	5,999,429
1.8% 3/1/18	4,000,000	3,999,810
Eversource Energy:
1.73% 3/2/18	6,000,000	5,999,425
1.75% 3/5/18	13,000,000	12,996,858
1.75% 3/5/18	12,000,000	11,997,100
1.8% 3/6/18	12,000,000	11,996,510
1.8% 3/7/18	13,000,000	12,995,576
Gotham Funding Corp. yankee 1.75% 3/14/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	20,000,000	19,988,302
Lam Research Corp.:
1.8% 3/1/18	11,000,000	10,999,479
1.8% 3/15/18	3,000,000	2,997,713
1.82% 3/2/18	14,000,000	13,998,666
1.85% 3/27/18	20,000,000	19,971,306
Mitsubishi UFJ Trust & Banking Corp.:
yankee 1.95% 5/18/18	20,000,000	19,911,916
2.1% 5/30/18	30,000,000	29,839,916
Natexis Banques Populaires New York Branch yankee 1.9% 5/1/18	30,000,000	29,909,634
Ontario Teachers' Finance Trust yankee 1.67% 7/5/18 (c)	40,000,000	39,716,224
Rogers Communications, Inc. yankee 1.93% 3/22/18	30,000,000	29,965,809
Sempra Global 2.4% 8/20/18	40,000,000	39,539,436
Toyota Motor Credit Corp. 1 month U.S. LIBOR + 0.180% 1.7478% 6/29/18 (a)(b)	25,000,000	25,003,150
Tyson Foods, Inc.:
1.72% 3/1/18	15,000,000	14,999,289
1.73% 3/2/18	13,000,000	12,998,761
1.76% 3/6/18	13,000,000	12,996,207
1.77% 3/14/18	15,000,000	14,989,377
1.78% 3/7/18	20,000,000	19,993,156
1.87% 4/9/18	7,000,000	6,984,623
UBS AG London Branch:
1 month U.S. LIBOR + 0.200% 1.7793% 3/9/18 (a)(b)	10,000,000	10,000,850
1 month U.S. LIBOR + 0.210% 1.8307% 7/25/18 (a)(b)	20,000,000	20,003,480
UnitedHealth Group, Inc.:
1.68% 3/1/18	79,000,000	78,996,224
1.68% 3/1/18	29,000,000	28,998,614
1.68% 3/2/18	6,000,000	5,999,425
1.69% 3/5/18	20,000,000	19,995,166
1.75% 3/26/18	35,000,000	34,952,530
1.82% 4/16/18	30,000,000	29,923,428
Verizon Communications, Inc. 1.74% 3/2/18	7,000,000	6,999,334
Virginia Electric & Power Co.:
1.74% 3/1/18	14,100,000	14,099,326
1.77% 3/1/18	4,000,000	3,999,809
1.77% 3/5/18	18,000,000	17,995,649
1.8% 3/6/18	6,450,000	6,448,124
1.8% 3/7/18	4,000,000	3,998,639
TOTAL COMMERCIAL PAPER
(Cost $1,597,639,437)		1,597,536,303

Master Notes - 1.6%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 1.825% 8/31/18 (a)(b)
(Cost $130,000,000)	130,000,000	129,999,992
TOTAL MASTER NOTES
(Cost $130,000,000)		129,999,992
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.41% (d)
(Cost $218,443,181)	218,426,330	218,470,016
	Maturity Amount	Value

Repurchase Agreements - 2.5%
With:
Mizuho Securities U.S.A., Inc. at:
2.4%, dated 9/29/17 due 3/28/18 (Collateralized by Corporate Obligations valued at $63,821,943, 1.90% - 7.38%, 11/7/19 - 2/15/48)	60,720,000	60,000,270
2.8%, dated 2/7/18 due 8/6/18 (Collateralized by Corporate Obligations valued at $30,502,385, 6.75%, 5/15/87)	29,406,000	28,996,859
2.97%, dated 2/28/18 due 8/27/18 (Collateralized by Corporate Obligations valued at $60,930,046, 1.96% - 5.88%, 5/10/19 - 11/12/29)	58,861,300	58,019,940
Morgan Stanley & Co., Inc. at 2.12%, dated:
12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $25,619,557, 1.95% - 8.25%, 12/7/18 - 8/15/47)(a)(b)(e)	25,132,500	25,000,000
2/8/18 due 5/9/18 (Collateralized by Equity Securities valued at $30,215,308)(a)(b)(e)	28,148,400	27,998,074
TOTAL REPURCHASE AGREEMENTS
(Cost $200,000,000)		200,015,143
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $8,005,491,457)		8,013,779,016
NET OTHER ASSETS (LIABILITIES) - 0.2%		19,863,227
NET ASSETS - 100%		$8,033,642,243

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,577,600,385 or 19.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,186,950
Total	$3,186,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,211,654,406	$--	$5,211,654,406	$--
U.S. Government and Government Agency Obligations	215,997,212	--	215,997,212	--
Certificates of Deposit	440,105,944	--	440,105,944	--
Commercial Paper	1,597,536,303	--	1,597,536,303	--
Master Notes	129,999,992	--	129,999,992	--
Money Market Funds	218,470,016	218,470,016	--	--
Repurchase Agreements	200,015,143	--	200,015,143	--
Total Investments in Securities:	$8,013,779,016	$218,470,016	$7,795,309,000	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.0%
Canada	8.4%
United Kingdom	4.9%
Australia	3.6%
Japan	3.2%
Netherlands	3.2%
France	3.0%
Sweden	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $200,015,143) — See accompanying schedule: Unaffiliated issuers (cost $7,787,048,276)	$7,795,309,000
Fidelity Central Funds (cost $218,443,181)	218,470,016
Total Investment in Securities (cost $8,005,491,457)		$8,013,779,016
Cash		206,863
Receivable for investments sold		21,219,504
Receivable for fund shares sold		23,257,215
Interest receivable		17,384,368
Distributions receivable from Fidelity Central Funds		506,665
Receivable from investment adviser for expense reductions		711,129
Total assets		8,077,064,760
Liabilities
Payable for investments purchased	$29,568,000
Payable for fund shares redeemed	9,725,406
Distributions payable	1,784,071
Accrued management fee	1,944,663
Other affiliated payables	400,377
Total liabilities		43,422,517
Net Assets		$8,033,642,243
Net Assets consist of:
Paid in capital		$8,026,312,607
Distributions in excess of net investment income		(542,818)
Accumulated undistributed net realized gain (loss) on investments		(415,105)
Net unrealized appreciation (depreciation) on investments		8,287,559
Net Assets		$8,033,642,243
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,968,542,223 ÷ 196,128,599 shares)		$10.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,065,100,020 ÷ 604,275,341 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$ 63,340,644
Income from Fidelity Central Funds		3,186,950
Total income		66,527,594
Expenses
Management fee	$11,431,938
Transfer agent fees	2,363,417
Independent trustees' fees and expenses	14,273
Miscellaneous	10,854
Total expenses before reductions	13,820,482
Expense reductions	(3,446,018)	10,374,464
Net investment income (loss)		56,153,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(106,104)
Fidelity Central Funds	2,971
Total net realized gain (loss)		(103,133)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,458,970)
Fidelity Central Funds	(2,970)
Total change in net unrealized appreciation (depreciation)		(3,461,940)
Net gain (loss)		(3,565,073)
Net increase (decrease) in net assets resulting from operations		$52,588,057

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,153,130	$72,704,887
Net realized gain (loss)	(103,133)	247,124
Change in net unrealized appreciation (depreciation)	(3,461,940)	6,297,337
Net increase (decrease) in net assets resulting from operations	52,588,057	79,249,348
Distributions to shareholders from net investment income	(56,158,316)	(72,943,375)
Distributions to shareholders from net realized gain	–	(1,102,173)
Total distributions	(56,158,316)	(74,045,548)
Share transactions - net increase (decrease)	591,019,152	2,111,247,652
Total increase (decrease) in net assets	587,448,893	2,116,451,452
Net Assets
Beginning of period	7,446,193,350	5,329,741,898
End of period	$8,033,642,243	$7,446,193,350
Other Information
Distributions in excess of net investment income end of period	$(542,818)	$(537,632)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.03	$10.02	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A	.070	.106	.073	.034	.031	.057
Net realized and unrealized gain (loss)	–B	.011	.010	(.018)	.004	.015
Total from investment operations	.070	.117	.083	.016	.035	.072
Distributions from net investment income	(.070)	(.105)	(.072)	(.034)	(.032)	(.058)
Distributions from net realized gain	–	(.002)	(.001)	(.002)	(.003)	(.004)
Total distributions	(.070)	(.107)	(.073)	(.036)	(.035)	(.062)
Net asset value, end of period	$10.04	$10.04	$10.03	$10.02	$10.04	$10.04
Total ReturnC,D	.70%	1.17%	.83%	.16%	.35%	.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.36%	.40%	.40%	.40%
Expenses net of all reductions	.35%G	.35%	.36%	.40%	.40%	.40%
Net investment income (loss)	1.41%G	1.06%	.73%	.34%	.31%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,968,542	$1,818,466	$1,416,938	$1,047,633	$1,495,214	$1,412,589
Portfolio turnover rateH	34%G	45%	54%	44%	66%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.03	$10.02	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A	.075	.116	.083	.044	.041	.067
Net realized and unrealized gain (loss)	–B	.011	.010	(.018)	.004	.015
Total from investment operations	.075	.127	.093	.026	.045	.082
Distributions from net investment income	(.075)	(.115)	(.082)	(.044)	(.042)	(.068)
Distributions from net realized gain	–	(.002)	(.001)	(.002)	(.003)	(.004)
Total distributions	(.075)	(.117)	(.083)	(.046)	(.045)	(.072)
Net asset value, end of period	$10.04	$10.04	$10.03	$10.02	$10.04	$10.04
Total ReturnC,D	.75%	1.27%	.93%	.26%	.45%	.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.26%	.30%	.30%	.30%
Expenses net of all reductions	.25%G	.25%	.26%	.30%	.30%	.30%
Net investment income (loss)	1.51%G	1.16%	.83%	.44%	.41%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$6,065,100	$5,627,727	$3,912,804	$2,687,926	$2,421,104	$1,595,181
Portfolio turnover rateH	34%G	45%	54%	44%	66%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, master notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,788,021
Gross unrealized depreciation	(2,501,009)
Net unrealized appreciation (depreciation)	$8,287,012
Tax cost	$8,005,492,004

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(289,127)
Total capital loss carryforward	$(289,127)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,471,108,651 and $692,324,772, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$916,188
Institutional Class	1,447,229
$2,363,417

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,854 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2018. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$485,896
Institutional Class	.25%	2,958,235
		$3,444,131

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,887.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Conservative Income Bond	$12,802,515	$17,624,801
Institutional Class	43,355,801	55,318,574
Total	$56,158,316	$72,943,375
From net realized gain
Conservative Income Bond	$–	$295,267
Institutional Class	–	806,906
Total	$–	$1,102,173

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Conservative Income Bond
Shares sold	79,260,579	147,089,927	$795,776,205	$1,476,119,001
Reinvestment of distributions	1,123,171	1,556,644	11,276,627	15,623,311
Shares redeemed	(65,349,322)	(108,764,467)	(656,107,188)	(1,091,587,595)
Net increase (decrease)	15,034,428	39,882,104	$150,945,644	$400,154,717
Institutional Class
Shares sold	172,808,692	381,182,015	$1,734,999,224	$3,825,648,238
Reinvestment of distributions	3,416,023	4,272,353	34,296,669	42,880,056
Shares redeemed	(132,392,665)	(214,959,917)	(1,329,222,385)	(2,157,435,359)
Net increase (decrease)	43,832,050	170,494,451	$440,073,508	$1,711,092,935

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Conservative Income Bond	.35%
Actual		$1,000.00	$1,007.00	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,007.50	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% and 0.35% through October 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FCV-SANN-0418
1.924092.106

Fidelity® Series Short-Term Credit Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	14.1%
AAA	17.1%
AA	6.4%
A	26.5%
BBB	32.2%
BB and Below	2.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	64.7%
U.S. Government and U.S. Government Agency Obligations	14.1%
Asset-Backed Securities	13.3%
CMOs and Other Mortgage Related Securities	3.7%
Municipal Bonds	0.4%
Other Investments	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 13.8%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 3.3%
American Honda Finance Corp.:
1.7% 2/22/19	$1,712,000	$1,699,425
2% 2/14/20	500,000	493,628
2.65% 2/12/21	7,000,000	6,970,162
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	8,122,000	8,021,490
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,300,000	2,262,023
1.65% 5/18/18 (a)	3,500,000	3,496,723
2.2% 5/5/20 (a)	5,350,000	5,262,456
2.25% 3/2/20 (a)	3,200,000	3,160,650
2.3% 1/6/20 (a)	4,700,000	4,649,326
2.3% 2/12/21 (a)	4,350,000	4,258,820
2.45% 5/18/20 (a)	2,200,000	2,175,996
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,400,000	4,352,820
2.4% 4/10/18	10,649,000	10,650,197
2.4% 5/9/19	5,750,000	5,724,640
2.45% 11/6/20	5,400,000	5,289,015
2.65% 4/13/20	3,293,000	3,261,597
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	2,500,000	2,496,750
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	498,746
		74,724,464
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	3,578,000	3,563,460
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	723,000	721,442
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	3,012,000	2,973,872
Media - 3.0%
21st Century Fox America, Inc.:
4.5% 2/15/21	9,320,000	9,719,732
8.25% 8/10/18	1,595,000	1,634,963
CBS Corp. 2.3% 8/15/19	3,730,000	3,711,363
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	10,900,000	10,980,056
Comcast Corp. 5.15% 3/1/20	5,000,000	5,237,908
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (b)(c)	3,630,000	3,648,513
Historic Tw, Inc. 6.875% 6/15/18	5,500,000	5,565,900
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	11,000,000	10,927,583
NBCUniversal, Inc. 5.15% 4/30/20	5,500,000	5,773,130
Time Warner Cable, Inc. 6.75% 7/1/18	4,012,000	4,065,597
Time Warner, Inc. 4.75% 3/29/21	2,057,000	2,155,065
Walt Disney Co. 2.3% 2/12/21	4,000,000	3,945,821
		67,365,631
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,486,435

TOTAL CONSUMER DISCRETIONARY		153,835,304

CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	16,488,000	16,376,336
2.65% 2/1/21	5,350,000	5,300,341
		21,676,677
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	8,750,000	8,676,486
CVS Health Corp.:
1.9% 7/20/18	5,707,000	5,698,711
2.25% 12/5/18	2,710,000	2,702,697
2.25% 8/12/19	3,180,000	3,153,169
2.8% 7/20/20	5,200,000	5,163,406
Kroger Co. 2.3% 1/15/19	4,471,000	4,460,066
		29,854,535
Food Products - 0.3%
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.4342% 5/30/19 (b)(c)	4,137,000	4,148,365
2.65% 8/15/19	3,150,000	3,141,306
		7,289,671
Tobacco - 1.6%
Bat Capital Corp. 2.297% 8/14/20 (a)	5,500,000	5,400,230
BAT International Finance PLC:
1.85% 6/15/18 (a)	9,000,000	8,977,461
2.75% 6/15/20 (a)	5,000,000	4,963,712
Imperial Tobacco Finance PLC 2.05% 7/20/18 (a)	5,700,000	5,689,364
Philip Morris International, Inc.:
1.375% 2/25/19	4,432,000	4,378,764
1.875% 1/15/19	3,500,000	3,478,980
Reynolds American, Inc.:
2.3% 6/12/18	578,000	577,805
3.25% 6/12/20	2,489,000	2,496,413
		35,962,729

TOTAL CONSUMER STAPLES		94,783,612

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Petrofac Ltd. 3.4% 10/10/18 (a)	5,050,000	5,012,125
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	6,010,000	6,001,075
		11,013,200
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	509,000	531,110
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,193,530
1.676% 5/3/19	1,008,000	998,682
1.768% 9/19/19	4,579,000	4,519,316
2.315% 2/13/20	3,962,000	3,928,612
2.521% 1/15/20	500,000	497,937
Cenovus Energy, Inc. 3% 8/15/22	1,243,000	1,205,155
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,462,000	2,461,782
DCP Midstream Operating LP 2.7% 4/1/19	238,000	235,323
Energy Transfer Partners LP 2.5% 6/15/18	1,212,000	1,211,542
Enterprise Products Operating LP:
1.65% 5/7/18	6,111,000	6,105,596
2.55% 10/15/19	6,011,000	5,983,452
2.8% 2/15/21	1,688,000	1,676,554
EOG Resources, Inc. 2.45% 4/1/20	5,467,000	5,414,336
EQT Corp. 2.5% 10/1/20	2,054,000	2,023,124
Exxon Mobil Corp. 1.708% 3/1/19	4,500,000	4,472,815
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	17,968
Kinder Morgan, Inc. 3.05% 12/1/19	5,497,000	5,500,625
Marathon Petroleum Corp. 2.7% 12/14/18	3,123,000	3,131,448
MPLX LP 3.375% 3/15/23	2,738,000	2,717,505
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5582% 2/26/21 (b)(c)	2,913,000	2,915,485
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,885,000	3,837,379
Shell International Finance BV 2.125% 5/11/20	13,725,000	13,555,279
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,619,021
TransCanada PipeLines Ltd. 2.125% 11/15/19	4,510,000	4,464,743
Western Gas Partners LP 5.375% 6/1/21	4,400,000	4,605,544
Williams Partners LP 3.6% 3/15/22	4,400,000	4,413,200
		91,237,063

TOTAL ENERGY		102,250,263

FINANCIALS - 30.2%
Banks - 15.2%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	11,500,000	11,450,723
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,750,000	6,712,406
Bank of America Corp.:
2.25% 4/21/20	1,860,000	1,837,527
2.6% 1/15/19	51,395,000	51,409,391
2.625% 10/19/20	13,000,000	12,877,930
2.65% 4/1/19	8,500,000	8,504,239
Bank of Montreal 2.1% 12/12/19	3,000,000	2,966,035
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 2.2347% 7/20/20 (a)(b)(c)	5,500,000	5,528,219
Barclays Bank PLC 2.65% 1/11/21	7,900,000	7,797,753
Barclays PLC:
2% 3/16/18	5,000,000	4,999,990
2.75% 11/8/19	5,000,000	4,970,050
BPCE SA 2.5% 12/10/18	3,000,000	3,003,013
Capital One NA 2.35% 1/31/20	4,300,000	4,249,030
Citibank NA 1.85% 9/18/19	5,500,000	5,432,400
Citigroup, Inc.:
2.05% 6/7/19	8,500,000	8,432,275
2.15% 7/30/18	300,000	299,741
2.4% 2/18/20	3,174,000	3,143,750
2.5% 9/26/18	9,300,000	9,299,916
2.5% 7/29/19	13,363,000	13,313,454
2.75% 4/25/22	7,300,000	7,144,842
Citizens Bank NA:
2.25% 3/2/20	4,850,000	4,784,087
2.45% 12/4/19	1,855,000	1,839,870
2.55% 5/13/21	2,684,000	2,630,913
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	3,004,030
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,000,000	15,040,883
Discover Bank 2.6% 11/13/18	500,000	500,349
Fifth Third Bancorp:
2.875% 7/27/20	2,389,000	2,384,279
4.5% 6/1/18	2,356,000	2,369,735
Huntington National Bank 2.375% 3/10/20	4,600,000	4,565,144
ING Bank NV 2.7% 8/17/20 (a)	1,228,000	1,217,958
ING Groep NV 3.15% 3/29/22	4,650,000	4,608,696
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,446,223
2.25% 1/23/20	1,650,000	1,634,506
2.55% 10/29/20	53,000,000	52,502,059
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,032,311
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,700,000	6,632,406
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,364,000	1,345,514
Regions Bank of Alabama 2.75% 4/1/21	4,346,000	4,318,520
Regions Financial Corp. 2.75% 8/14/22	3,553,000	3,463,790
Royal Bank of Canada:
1.625% 4/15/19	2,750,000	2,726,654
2.15% 3/15/19	5,500,000	5,479,400
2.15% 10/26/20	5,350,000	5,257,374
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	5,900,000	5,863,088
SunTrust Bank 2.25% 1/31/20	6,800,000	6,721,460
The Toronto-Dominion Bank:
2.25% 11/5/19	5,500,000	5,464,487
2.5% 12/14/20	3,598,000	3,564,445
Wells Fargo & Co. 2.15% 1/15/19	6,000,000	5,980,531
Westpac Banking Corp.:
1.6% 8/19/19	4,300,000	4,232,526
2.15% 3/6/20	2,250,000	2,220,818
4.875% 11/19/19	2,000,000	2,068,683
		340,273,423
Capital Markets - 5.6%
CBOE Holdings, Inc. 1.95% 6/28/19	4,227,000	4,183,710
Deutsche Bank AG 2.7% 7/13/20	12,011,000	11,838,221
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,500,000	4,481,344
2.85% 5/10/19	5,630,000	5,621,180
Goldman Sachs Group, Inc.:
1.95% 7/23/19	5,250,000	5,202,027
2% 4/25/19	8,500,000	8,442,327
2.55% 10/23/19	180,000	179,218
2.625% 1/31/19	13,815,000	13,818,359
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,754,000	2,740,592
Moody's Corp.:
2.75% 7/15/19	3,697,000	3,696,448
2.75% 12/15/21	579,000	570,644
5.5% 9/1/20	5,734,000	6,077,847
Morgan Stanley:
2.45% 2/1/19	10,750,000	10,724,808
2.625% 11/17/21	19,750,000	19,337,954
2.65% 1/27/20	15,750,000	15,684,274
S&P Global, Inc.:
2.5% 8/15/18	1,174,000	1,175,099
3.3% 8/14/20	2,495,000	2,516,507
UBS AG London Branch 2.2% 6/8/20 (a)	8,500,000	8,367,137
UBS AG Stamford Branch 2.375% 8/14/19	500,000	496,971
		125,154,667
Consumer Finance - 4.5%
American Express Credit Corp.:
1.875% 11/5/18	4,604,000	4,595,365
2.2% 3/3/20	4,500,000	4,445,891
2.25% 5/5/21	5,500,000	5,367,910
2.6% 9/14/20	6,000,000	5,943,951
Capital One Financial Corp.:
2.45% 4/24/19	2,742,000	2,731,797
2.5% 5/12/20	6,500,000	6,423,162
Caterpillar Financial Services Corp. 2.1% 1/10/20	3,217,000	3,188,766
Ford Motor Credit Co. LLC:
1.897% 8/12/19	2,250,000	2,216,717
2.262% 3/28/19	6,400,000	6,362,296
2.343% 11/2/20	2,500,000	2,439,030
2.425% 6/12/20	16,500,000	16,207,003
2.597% 11/4/19	2,500,000	2,483,829
3.336% 3/18/21	8,500,000	8,457,335
Hyundai Capital America:
2% 3/19/18 (a)	3,226,000	3,225,682
2% 7/1/19 (a)	4,500,000	4,438,082
2.875% 8/9/18 (a)	127,000	127,121
Synchrony Financial:
2.6% 1/15/19	4,154,000	4,147,150
3% 8/15/19	2,216,000	2,217,284
Toyota Motor Credit Corp.:
1.55% 10/18/19	2,014,000	1,985,735
1.95% 4/17/20	14,000,000	13,789,745
		100,793,851
Diversified Financial Services - 0.9%
AIG Global Funding 2.15% 7/2/20 (a)	5,496,000	5,396,621
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 1.9546% 1/11/19 (b)(c)	10,000,000	10,019,157
GE Capital International Funding Co. 2.342% 11/15/20	5,500,000	5,380,434
		20,796,212
Insurance - 4.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,161,000	1,147,908
AFLAC, Inc. 2.4% 3/16/20	3,500,000	3,473,081
AIA Group Ltd. 2.25% 3/11/19 (a)	5,700,000	5,651,779
American International Group, Inc. 2.3% 7/16/19	9,528,000	9,461,617
Aon Corp. 5% 9/30/20	1,708,000	1,790,262
Assurant, Inc. 2.5% 3/15/18	4,347,000	4,347,860
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,698,000	2,841,253
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,316,000	5,268,674
2.55% 10/15/18	3,012,000	3,019,348
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,500,000	5,401,308
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	5,600,000	5,514,895
1.75% 9/19/19 (a)	5,000,000	4,934,212
2.05% 6/12/20 (a)	5,500,000	5,400,920
New York Life Global Funding:
1.5% 10/24/19 (a)	5,000,000	4,913,236
1.55% 11/2/18 (a)	3,450,000	3,433,612
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	1,993,899
Principal Life Global Funding II:
2.2% 4/8/20 (a)	6,210,000	6,133,519
2.25% 10/15/18 (a)	3,000,000	3,000,714
Protective Life Global Funding 2.161% 9/25/20 (a)	5,500,000	5,393,963
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,279,000	5,281,454
Unum Group 5.625% 9/15/20	2,080,000	2,208,899
		90,612,413

TOTAL FINANCIALS		677,630,566

HEALTH CARE - 6.4%
Biotechnology - 0.8%
AbbVie, Inc.:
1.8% 5/14/18	5,330,000	5,324,990
2.5% 5/14/20	8,336,000	8,262,118
Amgen, Inc. 2.2% 5/22/19	4,346,000	4,324,983
		17,912,091
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories:
2.35% 11/22/19	11,000,000	10,942,503
2.8% 9/15/20	4,518,000	4,504,424
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	5,523,000	5,529,407
2.404% 6/5/20	11,000,000	10,821,056
Danaher Corp. 1.65% 9/15/18	4,055,000	4,038,918
Medtronic, Inc. 1.5% 3/15/18	4,014,000	4,013,181
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,962,000	4,960,782
		44,810,271
Health Care Providers & Services - 0.6%
Anthem, Inc. 2.5% 11/21/20	4,400,000	4,351,365
Cardinal Health, Inc. 1.95% 6/15/18	533,000	532,518
Express Scripts Holding Co.:
2.6% 11/30/20	991,000	978,090
4.75% 11/15/21	1,759,000	1,842,394
Humana, Inc. 2.5% 12/15/20	2,920,000	2,881,089
UnitedHealth Group, Inc. 1.9% 7/16/18	3,255,000	3,251,573
		13,837,029
Pharmaceuticals - 3.0%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.6288% 3/12/18 (b)(c)	6,542,000	6,543,471
3% 3/12/20	10,916,000	10,909,293
3.45% 3/15/22	5,500,000	5,475,003
Mylan NV:
2.5% 6/7/19	7,813,000	7,766,005
3% 12/15/18	3,250,000	3,253,974
3.15% 6/15/21	2,200,000	2,180,238
Roche Holdings, Inc. 2.25% 9/30/19 (a)	7,750,000	7,711,256
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	11,000,000	10,829,836
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,575,000	5,561,030
1.7% 7/19/19	2,727,000	2,660,874
2.2% 7/21/21	3,250,000	3,011,776
Zoetis, Inc. 3.45% 11/13/20	484,000	489,389
		66,392,145

TOTAL HEALTH CARE		142,951,536

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 1.85% 11/23/18	5,500,000	5,484,037
Northrop Grumman Corp. 2.08% 10/15/20	11,000,000	10,773,604
Rockwell Collins, Inc. 1.95% 7/15/19	1,892,000	1,873,042
		18,130,683
Airlines - 0.2%
Continental Airlines, Inc. 6.795% 8/2/18	1,971	1,990
Delta Air Lines, Inc. 2.875% 3/13/20	5,500,000	5,486,721
		5,488,711
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	947,000	936,920
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 1.4% 10/30/19	5,500,000	5,395,955
Roper Technologies, Inc. 2.05% 10/1/18	214,000	213,454
		5,609,409
Machinery - 0.5%
John Deere Capital Corp. 2.35% 1/8/21	11,000,000	10,867,560
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/20	2,219,000	2,187,904
2.5% 3/1/21	2,533,000	2,487,622
2.625% 9/4/18	1,822,000	1,822,946
International Lease Finance Corp.:
5.875% 4/1/19	4,000,000	4,130,055
5.875% 8/15/22	4,500,000	4,908,176
		15,536,703

TOTAL INDUSTRIALS		56,569,986

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
Cisco Systems, Inc. 1.4% 9/20/19	9,000,000	8,851,337
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	7,313,000	7,230,449
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,500,000	9,554,867
Tyco Electronics Group SA 2.375% 12/17/18	566,000	565,456
		17,350,772
IT Services - 0.1%
The Western Union Co.:
3.35% 5/22/19	800,000	803,745
3.65% 8/22/18	1,803,000	1,814,152
		2,617,897
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,500,000	4,508,671

TOTAL INFORMATION TECHNOLOGY		33,328,677

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.7% 5/1/18 (a)	11,970,000	11,960,065
3.3% 5/1/23 (a)	2,636,000	2,638,351
		14,598,416
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
ERP Operating LP 2.375% 7/1/19	1,681,000	1,674,784
Health Care REIT, Inc. 2.25% 3/15/18	1,142,000	1,141,996
Simon Property Group LP 2.35% 1/30/22	82,000	79,791
		2,896,571
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	1,701,000	1,652,116
3.4% 10/1/20	3,359,000	3,396,428
3.95% 7/1/22	1,849,000	1,899,335
Washington Prime Group LP 3.85% 4/1/20	3,830,000	3,788,762
		10,736,641

TOTAL REAL ESTATE		13,633,212

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	2,509,000	2,504,286
2.375% 11/27/18	500,000	500,065
2.45% 6/30/20	18,830,000	18,629,260
British Telecommunications PLC 2.35% 2/14/19	8,385,000	8,362,410
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,598,000	2,649,544
Verizon Communications, Inc.:
1.75% 8/15/21	4,822,000	4,613,306
2.946% 3/15/22	2,178,000	2,148,583
		39,407,454
UTILITIES - 5.5%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	2,814,000	2,761,002
Duke Energy Corp.:
1.8% 9/1/21	1,305,000	1,248,299
2.1% 6/15/18	6,129,000	6,124,316
Edison International 2.125% 4/15/20	5,500,000	5,410,121
Eversource Energy 2.5% 3/15/21	2,860,000	2,817,895
Exelon Corp.:
2.85% 6/15/20	7,475,000	7,443,659
3.497% 6/1/22 (b)	2,046,000	2,043,436
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (b)(c)	11,000,000	10,999,934
ITC Holdings Corp. 2.7% 11/15/22 (a)	2,814,000	2,745,321
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	890,000	885,231
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,000,250
Southern Co. 1.85% 7/1/19	7,725,000	7,639,208
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(c)	3,660,000	3,661,232
		54,779,904
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	6,000,000	5,988,164
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 2.3842% 11/29/19 (b)(c)	4,400,000	4,392,815
		10,380,979
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	576,000	570,479
2.7% 6/15/21	567,000	556,301
Southern Power Co. 1.5% 6/1/18	2,755,000	2,750,187
		3,876,967
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.:
2% 11/15/18	2,803,000	2,796,542
2.375% 1/15/21 (a)	4,395,000	4,335,999
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	991,853
Consolidated Edison, Inc. 2% 3/15/20	1,214,000	1,197,458
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	2,558,000	2,410,915
1.6% 8/15/19	3,596,000	3,534,464
1.875% 1/15/19	5,900,000	5,867,733
1.9% 6/15/18	2,939,000	2,935,856
2.5% 12/1/19	4,817,000	4,777,334
Public Service Enterprise Group, Inc. 1.6% 11/15/19	2,155,000	2,113,583
Sempra Energy:
1.625% 10/7/19	3,805,000	3,735,554
2.4% 2/1/20	6,000,000	5,948,233
Wisconsin Energy Corp.:
1.65% 6/15/18	3,472,000	3,465,658
2.45% 6/15/20	11,000,000	10,930,518
		55,041,700

TOTAL UTILITIES		124,079,550

TOTAL NONCONVERTIBLE BONDS
(Cost $1,467,892,167)		1,453,068,576

U.S. Treasury Obligations - 13.7%
U.S. Treasury Notes:
1.125% 7/31/21	$3,000,000	$2,865,117
1.375% 3/31/20	52,959,000	51,961,882
1.375% 4/30/20	18,501,000	18,134,593
1.5% 5/15/20	53,031,000	52,105,029
1.75% 12/31/20	132,750,000	130,375,022
1.875% 9/30/22	35,500,000	34,344,863
2% 1/15/21	17,691,000	17,491,285
2% 12/31/21	1,000,000	979,688
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $313,783,249)		308,257,479

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.1%
4.5% 6/1/19 to 7/1/20	6,002	6,051
5.5% 3/1/18 to 11/1/34	2,410,380	2,642,303
7.5% 11/1/31	483	555

TOTAL FANNIE MAE		2,648,909

Freddie Mac - 0.3%
3.5% 8/1/26	3,619,019	3,686,497
4% 6/1/24 to 4/1/26	1,450,862	1,494,338
4.5% 8/1/18 to 11/1/18	145,757	146,574
5% 4/1/20	69,857	70,643
8.5% 5/1/26 to 7/1/28	35,936	41,356

TOTAL FREDDIE MAC		5,439,408

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	235,509	267,966
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,557,952)		8,356,283

Asset-Backed Securities - 13.3%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$267,239	$273,856
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	151,117	152,309
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	13,291	13,578
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	3,471,000	3,437,963
Ally Master Owner Trust:
Series 2015-3 Class A, 1.63% 5/15/20	3,690,000	3,687,140
Series 2018-1 Class A1, 2.7% 1/17/23	4,889,000	4,861,358
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	6,409,000	6,323,974
Series 2017-3 Class A, 1.77% 11/15/22	4,660,000	4,578,493
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	64,650	64,643
Series 2015-3 Class A3, 1.54% 3/9/20	1,369,047	1,368,034
Series 2016-1 Class A3, 1.81% 10/8/20	1,071,890	1,070,501
Series 2016-2 Class A2A, 1.42% 10/8/19	26,398	26,396
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	18,431	17,277
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	127,293	124,550
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	50,344	51,667
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	219,794	84,499
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	5,727,000	5,646,715
Series 2017-A2 Class A2, 1.84% 1/17/23	5,206,000	5,101,350
Series 2018-A1 Class A1, 2.7% 7/17/23	5,564,000	5,563,233
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	977,129	976,000
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,637,000	2,614,053
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	3,170,000	3,119,012
Series 2016-A3 Class A3, 1.34% 4/15/22	5,600,000	5,516,939
Series 2016-A4 Class A4, 1.33% 6/15/22	4,623,000	4,540,067
Series 2017-A4 Class A4, 1.99% 7/17/23	4,525,000	4,447,763
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	519,759	518,881
Series 2015-2 Class A3, 1.37% 3/16/20	1,197,304	1,193,790
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	3,980,000	3,925,371
Series 2017-4 Class A3, 2.15% 10/17/22	1,871,000	1,842,770
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	369,893	312,103
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	5,577,000	5,492,939
Series 2016-A5 Class A5, 1.27% 7/15/21	5,590,000	5,496,622
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,946,000	3,910,546
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	812,419	812,078
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	42,120	42,107
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,219,607
Series 2016-A1 Class A1, 1.75% 11/19/21	5,671,000	5,596,560
Series 2017-A2 Class A2, 1.74% 1/19/21	5,853,000	5,822,245
Series 2017-A8 Class A8, 1.88% 8/8/22	6,400,000	6,268,358
Series 2017-A9 Class A9, 1.8% 9/20/21	4,564,000	4,515,643
Series 2018-A1 Class A1, 2.539% 1/20/23	5,575,000	5,533,305
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	2,265,496	2,261,845
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	1,085,481	1,085,206
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	1,524	1,592
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.1207% 7/25/34 (b)(c)	103,055	94,324
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	10,467	10,056
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	16,773	16,974
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	70,365	69,257
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,542,000	1,526,773
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	397,571
Series 2016-A1 Class A1, 1.64% 7/15/21	3,370,000	3,350,948
Series 2016-A4 Class A4, 1.39% 3/15/22	4,638,000	4,551,724
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,443,109
DLL Securitization Trust Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,640,000	3,595,208
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,462,371	1,456,311
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	6,769,280	6,744,908
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	3,708,000	3,684,473
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 2.1988% 5/28/35 (b)(c)	205,974	194,305
Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	95,276	92,466
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	2,804,000	2,766,974
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	925,226	927,248
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,041,000	11,980,289
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,421,000	6,376,186
Series 2017-A Class A3, 1.67% 6/15/21	4,131,000	4,082,106
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	9,501,000	9,414,482
Series 2016-3 Class A1, 1.55% 7/15/21	2,394,000	2,361,509
Series 2017-2 Class A1, 2.37% 9/15/22	4,540,000	4,468,830
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	194,673	193,201
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	71,232	60,869
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	45,643	44,139
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	49,151	49,143
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,887,000	4,883,132
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,380,000	3,355,261
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,688,000	3,659,185
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	14,651	14,818
Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.3207% 6/25/34 (b)(c)	40,487	40,662
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,749,000	3,708,549
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	279,229	206,015
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,268,000	2,252,230
Hyundai Auto Lease Securitization Trust Series 2017-A Class A2A, 1.56% 7/15/19 (a)	3,020,658	3,014,245
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	151,733	151,240
Series 2016-A Class A3, 1.56% 9/15/20	1,140,000	1,133,886
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,163,000	2,145,922
John Deere Owner Trust Series 2018-A Class A3, 2.72% 4/18/22	4,248,000	4,247,695
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	157,000	116,084
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.7707% 7/25/36 (b)(c)	2,020,480	977,227
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	3,758,000	3,742,146
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,405,000	4,365,018
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	5,943	5,735
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	7,718	7,691
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	535	330
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	156,401	151,811
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	136,819	132,805
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	6,652	6,596
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	20,767	19,975
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	20,303	745
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.1007% 3/25/66 (a)(b)(c)	1,872,394	1,877,132
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	4,139,000	4,087,188
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,639,000	3,589,843
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.9895% 4/18/22 (b)(c)	3,000,000	3,011,190
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.128% 10/30/45 (b)(c)	456,551	453,277
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	974,048	988,896
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	334,789	301,998
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	336,368	335,947
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	2,529,097	2,522,547
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	4,414,000	4,370,903
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,587,000	2,575,220
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,567,000	7,524,822
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,711,000	2,685,235
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	93,294	93,259
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.4585% 9/15/33 (b)(c)	389,785	389,633
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	3,500,000	3,489,143
Series 2016-1 Class A, 2.04% 3/15/22	1,700,000	1,692,863
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	207,354	207,294
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	133,221	128,347
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	3,758,148	3,754,190
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	1,576,362	1,566,765
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,525,000	2,502,287
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,963,000	3,925,965
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,642,000	4,588,411
Series 2017-1A Class A, 2.06% 9/20/21 (a)	6,000,000	5,944,693
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,580,000	4,513,427
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	915,351	914,442
TOTAL ASSET-BACKED SECURITIES
(Cost $300,476,141)		297,840,241

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(b)	780,054	778,840
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	60,665	59,538
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	25,368	20,209
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	3,437	3,398

TOTAL PRIVATE SPONSOR		861,985

U.S. Government Agency - 0.0%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	128,314	140,018
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	616,728	642,717

TOTAL U.S. GOVERNMENT AGENCY		782,735

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,693,980)		1,644,720

Commercial Mortgage Securities - 3.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(d)	42,001	360
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,838,102	1,806,766
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	510,493	478,573
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	18,320	14,259
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	162,690	151,485
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	46,698	43,122
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	61,893	56,649
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	34,346	31,521
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	34,346	26,172
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	34,878	26,757
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	292,437	272,018
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	52,234	49,896
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	48,957	46,315
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	66,407	62,005
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	50,018	47,388
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	53,649	50,278
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	87,056	74,933
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	136,539	113,966
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	51,218	39,895
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 2.1707% 9/25/37 (a)(b)(c)	691,978	495,053
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	4,606,006	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	3,236,000	3,242,035
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 5/15/30 (a)(b)(c)	3,682,000	3,687,816
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	3,306,000	3,312,811
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.4095% 7/15/32 (a)(b)(c)	3,141,000	3,142,517
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	3,355,000	3,361,640
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	1,441,552	1,415,964
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	1,014,358	997,432
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	43,501	43,391
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	1,150,918	1,151,278
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	520,309	522,244
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	5,343,000	5,628,501
Class A3, 3.482% 1/10/45	2,375,030	2,405,026
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	7,031,253	7,087,249
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	57,106
Series 2016-GS4 Class A1, 1.532% 11/10/49	475,898	465,965
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,775,000	2,783,496
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,931,000	1,959,289
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,660,757	8,433,454
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,636,929	1,658,281
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,870,000	2,937,035
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	373,217	375,023
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,585,097	2,548,098
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	1,607,000	1,609,499
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (a)(b)(c)	1,173,715	1,175,938
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,535,533	1,507,273
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	1,131,404	1,102,066
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	4,617,000	4,616,999
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	2,587,000	2,594,444
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	1,121,171	1,119,315
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,338,996	1,313,159
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	1,085,081	1,069,751
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	1,110,973	1,099,812
Series 2013-C12 Class ASB, 2.838% 3/15/48	485,000	484,035
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,016,000	1,040,467
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,250,000	1,271,341
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $82,126,867)		81,107,161

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	3,150,000	3,226,262
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	5,975,000	5,882,029
TOTAL MUNICIPAL SECURITIES
(Cost $9,202,521)		9,108,291

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,500,000	$7,415,025
Ontario Province 1.25% 6/17/19	3,360,000	3,312,019
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,836,344)		10,727,044

Bank Notes - 2.5%
Capital One NA 1.85% 9/13/19	3,000,000	2,951,752
Citibank NA 2.1% 6/12/20	5,500,000	5,399,742
Citizens Bank NA:
2.25% 10/30/20	$5,661,000	$5,554,800
2.3% 12/3/18	1,601,000	1,597,752
Fifth Third Bank 2.375% 4/25/19	7,000,000	6,969,985
KeyBank NA 2.5% 12/15/19	1,749,000	1,740,013
PNC Bank NA:
1.7% 12/7/18	11,000,000	10,938,372
2.45% 11/5/20	5,000,000	4,933,898
Regions Financial Corp. 2.25% 9/14/18	500,000	499,546
Wells Fargo Bank NA:
2.15% 12/6/19	10,165,000	10,059,182
2.6% 1/15/21	5,500,000	5,434,100
TOTAL BANK NOTES
(Cost $56,732,273)		56,079,142

Commercial Paper - 0.5%
Catholic Health Initiatives:
2.1% 3/1/18	3,120,000	3,119,873
2.17% 3/16/18	3,922,000	3,919,302
Sempra Global 2.4% 8/20/18	5,000,000	4,942,430
TOTAL COMMERCIAL PAPER
(Cost $11,981,121)		11,981,605
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.41% (f)
(Cost $6,868,565)	6,867,267	6,868,640
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,270,151,180)		2,245,039,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		692,256
NET ASSETS - 100%		$2,245,731,438

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $380,257,956 or 16.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,476
Total	$123,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,453,068,576	$--	$1,453,068,576	$--
U.S. Government and Government Agency Obligations	308,257,479	--	308,257,479	--
U.S. Government Agency - Mortgage Securities	8,356,283	--	8,356,283	--
Asset-Backed Securities	297,840,241	--	297,840,241	--
Collateralized Mortgage Obligations	1,644,720	--	1,644,720	--
Commercial Mortgage Securities	81,107,161	--	81,107,161	--
Municipal Securities	9,108,291	--	9,108,291	--
Foreign Government and Government Agency Obligations	10,727,044	--	10,727,044	--
Bank Notes	56,079,142	--	56,079,142	--
Commercial Paper	11,981,605	--	11,981,605	--
Money Market Funds	6,868,640	6,868,640	--	--
Total Investments in Securities:	$2,245,039,182	$6,868,640	$2,238,170,542	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
United Kingdom	3.0%
Canada	2.7%
Netherlands	2.7%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,263,282,615)	$2,238,170,542
Fidelity Central Funds (cost $6,868,565)	6,868,640
Total Investment in Securities (cost $2,270,151,180)		$2,245,039,182
Receivable for investments sold		35,618
Receivable for fund shares sold		751,336
Interest receivable		11,611,903
Distributions receivable from Fidelity Central Funds		26,540
Total assets		2,257,464,579
Liabilities
Payable for investments purchased	$11,070,339
Payable for fund shares redeemed	649,518
Other payables and accrued expenses	13,284
Total liabilities		11,733,141
Net Assets		$2,245,731,438
Net Assets consist of:
Paid in capital		$2,274,622,250
Undistributed net investment income		890,433
Accumulated undistributed net realized gain (loss) on investments		(4,669,247)
Net unrealized appreciation (depreciation) on investments		(25,111,998)
Net Assets		$2,245,731,438
Net Asset Value, offering price and redemption price per share ($2,245,731,438 ÷ 227,481,310 shares)		$9.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$20,619,380
Income from Fidelity Central Funds		123,476
Total income		20,742,856
Expenses
Custodian fees and expenses	$16,605
Independent trustees' fees and expenses	4,000
Miscellaneous	3,036
Total expenses before reductions	23,641
Expense reductions	(596)	23,045
Net investment income (loss)		20,719,811
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,060,259)
Total net realized gain (loss)		(1,060,259)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,790,341)
Fidelity Central Funds	6
Total change in net unrealized appreciation (depreciation)		(28,790,335)
Net gain (loss)		(29,850,594)
Net increase (decrease) in net assets resulting from operations		$(9,130,783)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,719,811	$28,936,084
Net realized gain (loss)	(1,060,259)	(3,583,693)
Change in net unrealized appreciation (depreciation)	(28,790,335)	1,376,287
Net increase (decrease) in net assets resulting from operations	(9,130,783)	26,728,678
Distributions to shareholders from net investment income	(20,987,523)	(28,772,983)
Distributions to shareholders from net realized gain	–	(1,486,464)
Total distributions	(20,987,523)	(30,259,447)
Share transactions - net increase (decrease)	162,160,366	9,025,423
Total increase (decrease) in net assets	132,042,060	5,494,654
Net Assets
Beginning of period	2,113,689,378	2,108,194,724
End of period	$2,245,731,438	$2,113,689,378
Other Information
Undistributed net investment income end of period	$890,433	$1,158,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.131	.114	.052
Net realized and unrealized gain (loss)	(.139)	(.013)	.081	(.051)
Total from investment operations	(.041)	.118	.195	.001
Distributions from net investment income	(.099)	(.131)	(.108)	(.051)
Distributions from net realized gain	–	(.007)	(.007)	–
Total distributions	(.099)	(.138)	(.115)	(.051)
Net asset value, end of period	$9.87	$10.01	$10.03	$9.95
Total ReturnC,D	(.41)%	1.19%	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.34%	.45%	.45%G
Expenses net of fee waivers, if any	- %G,H	.34%	.45%	.45%G
Expenses net of all reductions	- %G,H	.34%	.45%	.45%G
Net investment income (loss)	1.99%G	1.32%	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,245,731	$2,113,689	$1,022,609	$768,418
Portfolio turnover rateI	57%G,J	70%	112%	63%G,K

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Short-Term Credit.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount, excise tax regulations, and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,616,986
Gross unrealized depreciation	(25,912,828)
Net unrealized appreciation (depreciation)	$(24,295,842)
Tax cost	$2,269,335,024

The Fund elected to defer to its next fiscal year approximately $3,590,489 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $432,284,595 and $388,698,357, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,036 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $596.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Series Short-Term Credit	$20,987,523	$13,629,972
Class F	–	15,143,011
Total	$20,987,523	$28,772,983
From net realized gain
Series Short-Term Credit	$–	$719,924
Class F	–	766,540
Total	$–	$1,486,464

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Series Short-Term Credit
Shares sold	16,904,498	129,600,459	$168,435,435	$1,296,767,402
Issued in exchange for the shares of Fidelity Adviser Series Short-Term Credit Fund	19,106,664	–	189,347,036	–
Reinvestment of distributions	2,090,791	1,414,720	20,777,201	14,129,285
Shares redeemed	(21,700,503)	(21,908,000)	(216,399,306)	(218,646,294)
Net increase (decrease)	16,401,450	109,107,179	$162,160,366	$1,092,250,393
Class F
Shares sold	–	26,981,368	$–	$269,205,689
Reinvestment of distributions	–	1,446,464	–	14,442,201
Shares redeemed	–	(136,680,238)	–	(1,366,872,860)
Net increase (decrease)	–	(108,252,406)	$–	$(1,083,224,970)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Merger Information.

On January 26, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Short-Term Credit Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $189,347,036, including securities of $189,174,330 and unrealized depreciation of $1,182,562 was combined with the Fund's net assets of $2,037,411,470 for total net assets after the acquisition of $2,226,758,506.

Pro forma results of operations of the combined entity for the entire period ended February 28, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$22,300,521
Total net realized gain (loss)	(1,238,403)
Total change in net unrealized appreciation (depreciation)	(30,383,381)
Net increase (decrease) in net assets resulting from operations	$(9,321,263)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 26, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Series Short-Term Credit	- %-C
Actual		$1,000.00	$995.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted Fidelity's representation that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SS1-SANN-0418
1.9863240.102

Fidelity® Series Government Money Market Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2018

Days	% of fund's investments 2/28/18
1 - 7	42.3
8 - 30	34.4
31 - 60	8.6
61 - 90	6.0
91 - 180	8.2
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2018
U.S. Treasury Debt	16.3%
U.S. Government Agency Debt	46.4%
Repurchase Agreements	39.4%
Net Other Assets (Liabilities)*	(2.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

2/28/18
Fidelity® Series Government Money Market Fund	1.44%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 16.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bills
3/15/18 to 8/30/18	1.20 to 1.85 (b)%	$1,510,150,000	$1,504,217,990
U.S. Treasury Notes
3/31/18 to 10/31/19	1.36 to 1.82 (c)	214,000,000	214,041,303
TOTAL U.S. TREASURY DEBT
(Cost $1,718,259,293)			1,718,259,293

U.S. Government Agency Debt - 46.4%
Federal Agencies - 46.4%
Federal Farm Credit Bank
6/11/18 to 5/6/19	1.57 to 1.64 (c)(d)	24,000,000	24,009,733
Federal Home Loan Bank
3/1/18 to 7/11/19	1.19 to 1.73 (c)	4,824,320,000	4,822,062,637
Freddie Mac
4/4/18 to 6/22/18	1.29 to 1.75	41,000,000	40,948,350
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,887,020,720)			4,887,020,720

U.S. Government Agency Repurchase Agreement - 22.2%
	Maturity Amount	Value
In a joint trading account at 1.4% dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations) #	$1,189,937,134	$1,189,891,000
With:
Barclays Capital, Inc. at:
1.36%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $29,587,822, 3.50%, 10/1/47)	29,007,669	29,000,000
2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $29,586,706, 3.50%, 10/1/47)	29,007,669	29,000,000
1.37%, dated 1/24/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $14,299,564, 3.50%, 10/1/47)	14,029,836	14,000,000
1.4%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $60,182,340, 3.50%, 10/1/47)	59,016,061	59,000,000
BMO Capital Markets Corp. at 1.39%, dated 2/22/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $6,121,654, 1.58% - 4.00%, 5/17/21 - 8/15/40)	6,006,487	6,000,000
BMO Harris Bank NA at 1.39%, dated 2/22/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $6,121,654, 3.50% - 5.00%, 2/1/38 - 12/1/47)	6,006,487	6,000,000
BNP Paribas, S.A. at:
1.32%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $13,430,570, 0.00% - 7.00%, 1/31/20 - 2/15/48)	13,042,900	13,000,000
1.35%, dated 1/30/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $15,436,446, 0.00% - 4.63%, 11/15/18 - 4/1/47)	15,016,875	15,000,000
1.37%, dated:
1/18/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,179,605, 0.00% - 4.50%, 2/1/19 - 10/1/47)	7,016,250	7,000,000
2/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,175,485, 0.00% - 7.00%, 7/31/19 - 7/1/47)	7,008,258	7,000,000
1.4%, dated 1/29/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,177,064, 0.00% - 6.50%, 2/1/19 - 11/1/47)	7,016,061	7,000,000
1.52%, dated 3/1/18 due 3/7/18(e)	29,034,284	29,000,000
Citibank NA at:
1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Government Obligations valued at $7,140,639, 1.25% - 1.58%, 8/31/19 - 1/28/20)	7,001,878	7,000,000
1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $44,883,490, 0.88% - 2.63%, 3/31/18 - 2/15/27)	44,011,892	44,000,000
Goldman Sachs & Co. at 1.36%, dated 2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $29,586,705, 1.63% - 7.50%, 11/27/18 - 12/1/47)	29,007,669	29,000,000
HSBC Securities, Inc. at 1.36%, dated 2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $44,893,315, 0.00%, 3/28/18)	44,011,636	44,000,000
ING Financial Markets LLC at:
1.37%, dated 12/27/17 due 3/23/18 (Collateralized by U.S. Treasury Obligations valued at $25,566,596, 2.24% - 2.38%, 8/15/24 - 5/16/53)	25,081,819	25,000,000
1.38%, dated 2/12/18 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,745, 1.63% - 4.00%, 11/15/22 - 7/25/39)	7,008,050	7,000,000
1.41%, dated 1/12/18 due 4/4/18:
(Collateralized by U.S. Treasury Obligations valued at $14,306,866, 2.38%, 8/15/24)	14,049,898	14,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,153,502, 1.63% - 4.00%, 11/15/22 - 7/25/39)	7,025,772	7,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.36%, dated 2/14/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $44,905,432, 3.50% - 4.00%, 2/20/43 - 12/20/44)	44,049,867	44,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.41%, dated 2/6/18 due:
4/9/18 (Collateralized by U.S. Government Obligations valued at $19,397,458, 2.33% - 4.50%, 8/1/19 - 2/1/48)	19,046,138	19,000,000
4/10/18 (Collateralized by U.S. Government Obligations valued at $16,334,702, 1.97% - 8.00%, 4/1/24 - 1/1/48)	16,039,480	16,000,000
1.43%, dated 2/20/18 due 4/20/18 (Collateralized by U.S. Government Obligations valued at $25,509,116, 2.67% - 4.50%, 7/1/24 - 1/1/48)	25,058,590	25,000,000
1.45%, dated:
2/21/18 due 4/23/18 (Collateralized by U.S. Government Obligations valued at $21,426,902, 2.63% - 5.45%, 7/1/24 - 11/1/47)	21,051,596	21,000,000
2/22/18 due:
4/24/18 (Collateralized by U.S. Government Obligations valued at $7,142,014, 2.51% - 5.54%, 3/1/19 - 1/1/48)	7,017,199	7,000,000
4/25/18 (Collateralized by U.S. Government Obligations valued at $15,304,314, 3.50% - 4.00%, 10/1/25 - 9/1/42)	15,037,458	15,000,000
1.46%, dated 2/27/18 due 4/27/18 (Collateralized by U.S. Government Obligations valued at $19,381,573, 2.16% - 4.50%, 3/1/24 - 2/1/48)	19,045,463	19,000,000
Nomura Securities International, Inc. at 1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Government Obligations valued at $155,052,055, 0.00% - 9.00%, 5/24/18 - 2/20/48)	152,041,082	152,000,000
RBC Dominion Securities at:
1.36%, dated:
2/14/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,308,690, 1.63% - 3.50%, 4/30/19 - 5/20/47)	15,017,000	15,000,000
2/26/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,274,751, 0.00% - 3.38%, 4/30/19 - 8/15/46)	13,003,438	13,000,000
1.38%, dated:
2/16/18 due 3/7/18:
(Collateralized by U.S. Treasury Obligations valued at $7,143,618, 1.63% - 3.50%, 4/30/19 - 5/20/47)	7,007,513	7,000,000
(Collateralized by U.S. Treasury Obligations valued at $15,307,701, 1.63% - 3.50%, 4/30/19 - 5/20/47)	15,017,825	15,000,000
2/20/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,305,310, 1.63% - 3.50%, 4/30/19 - 5/20/47)	15,017,250	15,000,000
1.45%, dated 2/7/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,313,559, 1.63% - 3.50%, 4/30/19 - 5/20/47)	15,037,458	15,000,000
1.46%, dated 1/25/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,235,990, 1.63% - 3.50%, 4/30/19 - 5/20/47)	11,037,473	11,000,000
RBC Financial Group at:
1.31%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $7,163,384, 2.35% - 4.00%, 9/1/26 - 1/1/57)	7,022,925	7,000,000
1.32%, dated 12/4/17 due 3/5/18 (Collateralized by U.S. Government Obligations valued at $13,199,974, 2.29% - 4.50%, 9/1/26 - 1/1/57)	12,943,043	12,900,000
1.33%, dated 12/11/17 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $13,299,191, 2.35% - 4.50%, 9/1/26 - 1/1/57)	13,042,264	13,000,000
1.38%, dated:
1/18/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $10,216,422, 2.29% - 6.50%, 9/1/26 - 1/1/57)	10,023,000	10,000,000
1/19/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $12,259,237, 2.35% - 4.00%, 9/1/26 - 1/1/57)	12,027,600	12,000,000
2/15/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $11,226,021, 2.35% - 4.00%, 9/1/26 - 1/1/57)	11,012,228	11,000,000
2/16/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $15,310,317, 2.35% - 4.50%, 9/1/26 - 1/1/57)	15,017,825	15,000,000
1.48%, dated:
1/29/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $18,385,690, 1.50% - 4.50%, 1/1/26 - 1/1/57)	18,067,340	18,000,000
1/30/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $4,085,032, 2.35% - 4.50%, 4/1/26 - 1/1/48)	4,014,800	4,000,000
1.52%, dated 2/12/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $10,207,322, 2.10% - 5.00%, 9/1/26 - 1/1/57)	10,025,333	10,000,000
Societe Generale at:
1.36%, dated:
2/12/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $42,184,502, 0.00% - 5.50%, 1/15/20 - 11/1/47)	41,058,858	41,000,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $29,780,562, 0.00% - 6.00%, 6/14/18 - 5/15/45)	29,007,669	29,000,000
1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $57,175,589, 0.00% - 3.75%, 6/14/18 - 11/15/43)	56,015,136	56,000,000
1.47%, dated 1/31/18 due 4/9/18 (Collateralized by U.S. Treasury Obligations valued at $10,312,231, 2.13%, 2/15/40)	10,027,767	10,000,000
Sumitomo Mitsui Banking Corp. at 1.4%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $89,763,491, 3.50%, 4/1/47)	88,003,422	88,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,333,791,000)		2,333,791,000

U.S. Treasury Repurchase Agreement - 17.2%
With:
Barclays Capital, Inc. at 1.4%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $5,100,258, 1.63% - 2.13%, 11/30/24 - 5/15/26)	5,000,194	5,000,000
BMO Harris Bank NA at:
1.36%, dated 1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,282,051, 1.25% - 2.63%, 2/28/19 - 8/15/27)	13,028,484	13,000,000
1.38%, dated 1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,177,382, 1.38% - 3.75%, 11/15/18 - 9/30/23)	6,013,570	6,000,000
1.42%, dated:
1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,143,025, 1.38% - 3.75%, 11/15/18 - 9/30/23)	6,017,040	6,000,000
2/7/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,298,619, 1.38% - 2.63%, 8/15/20 - 9/30/23)	13,025,639	13,000,000
1.45%, dated:
1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,471,810, 3.88%, 5/15/18)	13,045,031	13,000,000
1/29/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,938,485, 3.88%, 5/15/18)	26,077,494	26,000,000
1.46%, dated 1/22/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,308,803, 1.38% - 2.13%, 8/15/21 - 9/30/23)	13,048,504	13,000,000
BNP Paribas, S.A. at:
1.31%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $11,256,963, 1.25% - 4.38%, 12/31/19 - 11/15/47)	11,036,025	11,000,000
1.34%, dated:
12/15/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $25,728,062, 2.50% - 7.63%, 11/15/23 - 2/15/45)	25,083,750	25,000,000
12/18/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $12,273,288, 1.00% - 7.63%, 8/15/18 - 5/15/43)	12,040,647	12,000,000
1/9/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $32,728,425, 0.75% - 8.75%, 4/15/18 - 5/15/47)	32,073,849	32,000,000
1/10/18 due 3/7/18:
(Collateralized by U.S. Treasury Obligations valued at $25,654,644, 1.13% - 3.88%, 2/28/19 - 5/15/47)	25,057,694	25,000,000
(Collateralized by U.S. Treasury Obligations valued at $26,600,644, 1.25% - 3.88%, 7/31/23 - 2/15/45)	26,060,970	26,000,000
1/30/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $13,404,970, 2.25% - 4.63%, 2/15/38 - 8/15/46)	13,014,517	13,000,000
1.35%, dated:
1/4/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $39,953,414, 1.63% - 7.13%, 3/15/20 - 8/15/46)	39,087,750	39,000,000
1/8/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $38,901,082, 1.25% - 4.38%, 8/15/18 - 5/15/47)	38,085,500	38,000,000
1/31/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $20,422,310, 2.13% - 4.63%, 11/15/20 - 5/15/43)	20,025,500	20,000,000
2/1/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,671,140, 0.75% - 7.63%, 3/31/18 - 11/15/47)	27,034,425	27,000,000
2/7/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,823,295, 0.88% - 8.75%, 9/15/19 - 11/15/47)	27,029,363	27,000,000
2/8/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $13,270,532, 0.75% - 3.13%, 8/15/19 - 11/15/47)	13,012,675	13,000,000
1.36%, dated:
1/11/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,776,145, 0.75% - 7.13%, 7/31/18 - 11/15/47)	26,061,880	26,000,000
1/18/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,281,235, 1.13% - 8.75%, 2/28/19 - 8/15/46)	13,027,993	13,000,000
1/22/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,279,146, 1.75% - 8.75%, 11/30/19 - 2/15/45)	13,028,976	13,000,000
1.38%, dated 1/24/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,278,304, 0.75% - 8.13%, 7/31/18 - 5/15/43)(c)(d)(f)	13,044,850	13,000,000
1.39%, dated:
1/25/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $19,406,229, 0.00% - 8.75%, 7/19/18 - 2/28/25)(c)(d)(f)	19,066,025	19,000,000
1/29/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,551,874, 0.00% - 7.50%, 7/19/18 - 2/15/41)	26,059,229	26,000,000
2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $40,809,609, 1.13% - 7.63%, 1/31/20 - 5/15/46)	40,043,244	40,000,000
1.4%, dated 1/30/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,562,298, 1.38% - 7.63%, 7/31/18 - 11/15/43)	26,062,689	26,000,000
1.41%, dated 1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $13,278,705, 0.00% - 2.75%, 7/19/18 - 2/28/25)(c)(d)(f)	13,045,825	13,000,000
1.45%, dated 1/12/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,830,857, 2.63% - 3.13%, 11/15/20 - 5/15/43)	26,094,250	26,000,000
1.47%, dated 1/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,560,125, 1.13% - 6.25%, 2/28/19 - 8/15/39)	26,095,550	26,000,000
1.51%, dated 3/1/18 due 3/7/18(e)	27,031,710	27,000,000
Commerz Markets LLC at:
1.4%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $20,525,184, 0.88% - 3.00%, 10/15/18 - 5/15/47)	20,005,444	20,000,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $20,404,799, 0.88% - 2.25%, 10/15/18 - 8/15/46)	20,005,444	20,000,000
1.41%, dated:
2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $20,433,370, 0.88% - 2.25%, 10/15/18 - 8/15/46)	20,005,483	20,000,000
2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $132,605,207, 0.88% - 2.50%, 5/15/19 - 8/15/25)	130,005,092	130,000,000
1.44%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,743,706, 0.88% - 2.25%, 10/15/18 - 8/15/46)	20,005,600	20,000,000
Credit AG at 1.38%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,260,526, 1.75%, 10/31/18)	13,003,488	13,000,000
Deutsche Bank AG at:
1.36%, dated 2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $39,790,540, 0.75% - 6.50%, 7/15/19 - 5/15/44)	39,010,313	39,000,000
1.39%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $57,135,034, 0.88% - 2.75%, 3/31/18 - 11/15/42)	56,002,162	56,000,000
Deutsche Bank Securities, Inc. at:
1.36%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $15,304,075, 1.38% - 1.50%, 2/28/20 - 1/31/22)	15,003,967	15,000,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $20,404,712, 0.00% - 6.63%, 8/23/18 - 2/15/27)	20,005,289	20,000,000
1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $39,783,109, 0.75% - 1.38%, 7/31/19 - 3/31/21)	39,010,465	39,000,000
HSBC Securities, Inc. at 1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,521,709, 1.13% - 2.63%, 11/15/20 - 6/30/21)	26,006,977	26,000,000
Lloyds Bank PLC at:
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $22,580,514, 6.00% - 7.63%, 2/15/25 - 11/15/27)	22,083,582	22,000,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $24,600,854, 1.63% - 7.63%, 8/15/21 - 8/15/26)	24,084,600	24,000,000
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $13,335,246, 1.25% - 7.63%, 10/31/19 - 2/15/25)	13,048,750	13,000,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $6,130,426, 0.75% - 7.63%, 2/15/19 - 2/15/25)	6,022,500	6,000,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,111,781, 2.13% - 7.63%, 12/31/21 - 11/15/27)	4,015,707	4,000,000
1.59%, dated 2/14/18 due 4/16/18 (Collateralized by U.S. Treasury Obligations valued at $11,260,801, 1.63% - 7.63%, 6/30/20 - 2/15/25)	11,029,636	11,000,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $13,315,452, 6.00%, 2/15/26)	13,054,275	13,000,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $27,674,224, 2.13%, 12/31/21)	27,116,025	27,000,000
Mizuho Securities U.S.A., Inc. at 1.38%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $60,417,850, 1.38%, 8/31/23)	59,002,262	59,000,000
MUFG Securities EMEA PLC at:
1.34%, dated 2/8/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,149,668, 1.50%, 1/31/19)	7,007,556	7,000,000
1.35%, dated:
2/5/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,115,349, 1.88% - 2.63%, 11/15/20 - 8/31/22)	5,005,438	5,000,000
2/6/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $2,049,615, 1.50%, 5/31/20)	2,003,225	2,000,000
2/13/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,028,002, 2.38%, 8/15/24)	1,001,013	1,000,000
1.36%, dated:
2/9/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $2,044,187, 1.50%, 1/31/19)	2,003,022	2,000,000
2/13/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,112,707, 0.75%, 7/31/18)	5,006,800	5,000,000
2/15/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $8,219,589, 2.63%, 11/15/20)	8,005,742	8,000,000
2/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,356,832, 2.63%, 11/15/20)	13,010,313	13,000,000
1.37%, dated 2/20/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,387,197, 2.63%, 11/15/20)	13,008,410	13,000,000
1.38%, dated:
2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,177,169, 1.63%, 8/31/22)	9,008,280	9,000,000
2/26/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,330,681, 2.88%, 11/15/46)	8,006,747	8,000,000
2/27/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,115,171, 3.13%, 5/15/19)	3,001,495	3,000,000
2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,722,073, 3.00%, 11/15/45)	15,004,600	15,000,000
1.39%, dated:
2/2/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,125,493, 1.88%, 12/31/19)	5,010,618	5,000,000
2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,118,199, 1.38%, 10/31/20)	4,001,853	4,000,000
1.55%, dated 2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,271,856, 1.75%, 3/31/22)	10,020,236	10,000,000
Nomura Securities International, Inc. at 1.4%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $200,947,881, 0.00% - 6.75%, 3/15/18 - 8/15/27)	197,053,628	197,000,000
Norinchukin Bank at:
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $6,140,994, 1.50%, 8/15/26)	6,020,550	6,000,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $11,256,998, 1.50%, 8/15/26)	11,035,842	11,000,000
1.41%, dated:
12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $7,161,510, 1.50%, 8/15/26)	7,024,675	7,000,000
2/7/18 due 3/20/18 (Collateralized by U.S. Treasury Obligations valued at $7,148,082, 1.50%, 8/15/26)	7,011,241	7,000,000
1.42%, dated 2/2/18 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $7,148,082, 1.50%, 8/15/26)	7,012,977	7,000,000
1.45%, dated:
2/13/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $7,148,082, 1.50%, 8/15/26)	7,007,894	7,000,000
2/21/18 due 3/16/18 (Collateralized by U.S. Treasury Obligations valued at $13,266,696, 1.50%, 8/15/26)	13,012,043	13,000,000
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,132,043, 1.50%, 8/15/26)	6,017,020	6,000,000
1.63%, dated 2/22/18 due 4/23/18 (Collateralized by U.S. Treasury Obligations valued at $13,266,696, 1.50%, 8/15/26)	13,035,317	13,000,000
1.65%, dated 2/28/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $13,262,220, 1.50%, 8/15/26)	13,032,771	13,000,000
RBC Dominion Securities at:
1.35%, dated 1/31/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $7,147,768, 1.63% - 2.25%, 4/30/19 - 11/15/27)	7,007,875	7,000,000
1.38%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,340,752, 0.00% - 3.00%, 3/15/18 - 8/15/46)	17,004,562	17,000,000
1.44%, dated:
2/6/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,272,250, 1.63% - 2.13%, 4/30/19 - 7/31/22)	13,032,240	13,000,000
2/26/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,150,780, 1.63% - 2.75%, 4/30/19 - 8/15/47)	7,008,680	7,000,000
1.5%, dated 2/1/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,423,813, 0.00% - 3.38%, 3/15/18 - 11/15/25)	20,075,833	20,000,000
Societe Generale at 1.4%, dated:
1/3/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $25,794,248, 1.75% - 8.75%, 8/15/20 - 2/15/45)	25,059,306	25,000,000
1/10/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $28,890,568, 1.75% - 4.38%, 3/31/22 - 11/15/46)	28,067,511	28,000,000
1/22/18 due 3/22/18 (Collateralized by U.S. Treasury Obligations valued at $25,538,113, 1.25% - 8.75%, 12/15/18 - 5/15/44)	25,057,361	25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,807,000,000)		1,807,000,000
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $10,746,071,013)		10,746,071,013
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(221,093,446)
NET ASSETS - 100%		$10,524,977,567

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $4,979,729 and the principal amount of the obligations of the Fund with respect to reverse repurchase transactions was $5,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,189,891,000 due 3/01/18 at 1.40%
BNP Paribas, S.A.	$14,099,127
BNY Mellon Capital Markets LLC	37,597,671
Bank of America NA	253,220,315
Citibank NA	93,994,178
Credit Agricole CIB New York Branch	102,253,728
HSBC Securities (USA), Inc.	172,509,958
J.P. Morgan Securities, Inc.	150,390,684
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,498,544
Mizuho Securities USA, Inc.	178,682,932
Wells Fargo Securities LLC	163,643,863
$1,189,891,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,140,791,000) — See accompanying schedule: Unaffiliated issuers (cost $10,746,071,013)		$10,746,071,013
Cash		182,851
Receivable for investments sold		44,600,460
Receivable for fund shares sold		2,875,254
Interest receivable		4,632,788
Total assets		10,798,362,366
Liabilities
Payable for investments purchased	$259,039,910
Payable for fund shares redeemed	9,315,148
Payable for reverse repurchase agreement	5,000,000
Other payables and accrued expenses	29,741
Total liabilities		273,384,799
Net Assets		$10,524,977,567
Net Assets consist of:
Paid in capital		$10,524,935,497
Distributions in excess of net investment income		(15)
Accumulated undistributed net realized gain (loss) on investments		42,085
Net Assets		$10,524,977,567
Net Asset Value, offering price and redemption price per share ($10,524,977,567 ÷ 10,524,935,496 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$56,970,145
Expenses
Custodian fees and expenses	$47,580
Independent trustees' fees and expenses	16,905
Interest	25,332
Total expenses before reductions	89,817
Expense reductions	(96)	89,721
Net investment income (loss)		56,880,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,657
Total net realized gain (loss)		21,657
Net increase in net assets resulting from operations		$56,902,081

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,880,424	$42,563,539
Net realized gain (loss)	21,657	20,288
Net increase in net assets resulting from operations	56,902,081	42,583,827
Distributions to shareholders from net investment income	(56,880,439)	(42,563,532)
Share transactions - net increase (decrease)	2,080,284,867	3,479,036,547
Total increase (decrease) in net assets	2,080,306,509	3,479,056,842
Net Assets
Beginning of period	8,444,671,058	4,965,614,216
End of period	$10,524,977,567	$8,444,671,058
Other Information
Distributions in excess of net investment income end of period	$(15)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.006	.001
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.006	.006	.001
Distributions from net investment income	(.006)	(.006)	(.001)
Total distributions	(.006)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.61%	.58%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	.13%	.20%F
Expenses net of fee waivers, if any	- %F,G	.10%	.14%F
Expenses net of all reductions	- %F,G	.10%	.14%F
Net investment income (loss)	1.23%F	.62%	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$10,524,978	$8,444,671	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Government Money Market.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$10,746,071,013

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $19,357,411 and the weighted average interest rate was .89% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $96.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Series Government Money Market	$56,880,439	$20,544,990
Class F	–	22,018,542
Total	$56,880,439	$42,563,532

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
Series Government Money Market
Shares sold	2,538,012,410	6,610,252,504
Reinvestment of distributions	53,398,185	20,022,707
Shares redeemed	(511,125,728)	(492,474,440)
Net increase (decrease)	2,080,284,867	6,137,800,771
Class F
Shares sold	–	2,397,527,880
Reinvestment of distributions	–	18,552,251
Shares redeemed	–	(5,074,844,355)
Net increase (decrease)	–	(2,658,764,224)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Series Government Money Market	- %C
Actual		$1,000.00	$1,006.10	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted Fidelity's representation that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GVM-SANN-0418
1.9878696.101

Fidelity Advisor® Short-Term Bond Fund - Class A, Class M, Class C and Class I Semi-Annual Report February 28, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Short-Term Bond Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	27.5%
AAA	18.1%
AA	3.8%
A	17.7%
BBB	27.0%
BB and Below	2.4%
Not Rated	0.8%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	48.5%
U.S. Government and U.S. Government Agency Obligations	27.5%
Asset-Backed Securities	14.8%
CMOs and Other Mortgage Related Securities	3.7%
Municipal Bonds	0.5%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 11.9%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 2.7%
American Honda Finance Corp.:
1.7% 2/22/19	$6,267	$6,221
2% 2/14/20	12,600	12,439
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	19,752
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,572
1.65% 5/18/18 (a)	11,600	11,589
2.2% 5/5/20 (a)	15,650	15,394
2.3% 1/6/20 (a)	12,000	11,871
2.3% 2/12/21 (a)	15,000	14,686
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	9,992
2.4% 4/10/18	13,827	13,829
2.4% 5/9/19	5,000	4,978
2.65% 4/13/20	8,943	8,858
3.15% 1/15/20	2,000	2,003
4.2% 3/1/21	6,000	6,141
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,292
		154,617
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	9,048
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,558
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	8,003
Media - 1.6%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	20,858
8.25% 8/10/18	4,320	4,428
CBS Corp. 2.3% 8/15/19	5,200	5,174
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,366
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (b)(c)	9,726	9,776
Historic Tw, Inc. 6.875% 6/15/18	9,300	9,411
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,030
Time Warner, Inc. 4.75% 3/29/21	5,980	6,265
		88,308

TOTAL CONSUMER DISCRETIONARY		262,534

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,450
2.65% 2/1/21	22,878	22,666
		49,116
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	14,973
CVS Health Corp.:
1.9% 7/20/18	16,613	16,589
2.25% 12/5/18	5,000	4,987
		36,549
Food Products - 0.3%
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.4342% 5/30/19 (b)(c)	11,349	11,380
2.65% 8/15/19	6,460	6,442
		17,822
Tobacco - 2.1%
Bat Capital Corp. 2.297% 8/14/20 (a)	12,620	12,391
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 2.0985% 6/15/18 (a)(b)(c)	10,000	10,009
1.85% 6/15/18 (a)	30,000	29,925
2.75% 6/15/20 (a)	15,080	14,971
Imperial Tobacco Finance PLC 2.05% 7/20/18 (a)	25,710	25,662
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,806
1.875% 1/15/19	3,400	3,380
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,804
		119,948

TOTAL CONSUMER STAPLES		223,435

ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,173
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,740
		29,913
Oil, Gas & Consumable Fuels - 2.9%
BP Capital Markets PLC:
1.676% 5/3/19	3,128	3,099
1.768% 9/19/19	12,266	12,106
2.315% 2/13/20	10,676	10,586
Cenovus Energy, Inc. 3% 8/15/22	3,323	3,222
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,096
DCP Midstream Operating LP 2.7% 4/1/19	544	538
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,455
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,690
2.55% 10/15/19	7,751	7,715
2.8% 2/15/21	4,353	4,323
EQT Corp. 2.5% 10/1/20	5,508	5,425
Exxon Mobil Corp. 1.708% 3/1/19	17,000	16,897
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	572
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,598
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,604
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5582% 2/26/21 (b)(c)	7,389	7,395
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,332
Shell International Finance BV 2.125% 5/11/20	9,067	8,955
TransCanada PipeLines Ltd.:
2.125% 11/15/19	12,200	12,078
3.125% 1/15/19	5,527	5,544
Western Gas Partners LP 5.375% 6/1/21	12,000	12,561
		166,791

TOTAL ENERGY		196,704

FINANCIALS - 22.2%
Banks - 11.3%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,143
Bank of America Corp.:
2.25% 4/21/20	5,084	5,023
2.369% 7/21/21 (b)	10,000	9,852
2.6% 1/15/19	20,519	20,525
2.625% 10/19/20	22,200	21,992
2.65% 4/1/19	8,000	8,004
Barclays Bank PLC 2.65% 1/11/21	12,000	11,845
Barclays PLC:
2.75% 11/8/19	14,000	13,916
3.25% 1/12/21	6,858	6,810
BNP Paribas SA 2.7% 8/20/18	12,311	12,343
BPCE SA 2.5% 12/10/18	18,000	18,018
Capital One NA:
2.35% 8/17/18	10,500	10,493
2.35% 1/31/20	15,650	15,464
Citibank NA 1.85% 9/18/19	16,000	15,803
Citigroup, Inc.:
2.05% 6/7/19	31,921	31,667
2.15% 7/30/18	5,750	5,745
2.45% 1/10/20	10,150	10,068
2.5% 9/26/18	12,200	12,200
2.5% 7/29/19	8,367	8,336
2.75% 4/25/22	10,000	9,787
Citizens Bank NA:
2.25% 3/2/20	12,000	11,837
2.45% 12/4/19	1,240	1,230
2.55% 5/13/21	10,093	9,893
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,433
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,091
Discover Bank 2.6% 11/13/18	7,250	7,255
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,121
4.5% 6/1/18	5,894	5,928
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,308
Huntington National Bank:
2% 6/30/18	12,100	12,085
2.375% 3/10/20	12,000	11,909
ING Bank NV:
3 month U.S. LIBOR + 0.690% 2.3847% 10/1/19 (a)(b)(c)	5,200	5,230
2.7% 8/17/20 (a)	3,116	3,091
ING Groep NV 3.15% 3/29/22	12,250	12,141
JPMorgan Chase & Co.:
2.2% 10/22/19	3,329	3,300
2.25% 1/23/20	4,447	4,405
2.35% 1/28/19	11,485	11,473
2.55% 10/29/20	4,750	4,705
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,259
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,073	4,018
Regions Bank of Alabama 2.75% 4/1/21	11,226	11,155
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,522
3.2% 2/8/21	6,820	6,843
Royal Bank of Canada:
1.5% 7/29/19	12,690	12,498
2.125% 3/2/20	15,000	14,797
2.15% 10/26/20	20,000	19,654
Sumitomo Mitsui Banking Corp.:
2.05% 1/18/19	16,150	16,070
2.514% 1/17/20	12,000	11,925
SunTrust Bank 2.25% 1/31/20	25,000	24,711
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,680
2.25% 11/5/19	13,700	13,612
2.5% 12/14/20	9,901	9,809
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,370
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,812
2.15% 3/6/20	12,400	12,239
		644,443
Capital Markets - 4.0%
CBOE Holdings, Inc. 1.95% 6/28/19	11,637	11,518
Deutsche Bank AG 2.7% 7/13/20	25,500	25,133
Deutsche Bank AG London Branch:
2.5% 2/13/19	1,000	996
2.85% 5/10/19	16,350	16,324
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,656
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.3635% 12/13/19 (b)(c)	15,000	15,132
1.95% 7/23/19	12,000	11,890
2% 4/25/19	9,100	9,038
2.55% 10/23/19	15,830	15,761
2.625% 1/31/19	20,185	20,190
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,232
Moody's Corp.:
2.75% 7/15/19	12,276	12,274
2.75% 12/15/21	1,564	1,541
Morgan Stanley:
2.375% 7/23/19	5,730	5,703
2.5% 1/24/19	15,000	14,985
2.625% 11/17/21	14,942	14,630
2.65% 1/27/20	12,000	11,950
S&P Global, Inc. 2.5% 8/15/18	3,751	3,755
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,012
UBS AG Stamford Branch 2.375% 8/14/19	9,006	8,951
		228,671
Consumer Finance - 3.8%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,785
2.2% 3/3/20	10,275	10,151
2.25% 5/5/21	9,000	8,784
2.6% 9/14/20	16,520	16,366
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,157
2.5% 5/12/20	10,000	9,882
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,549
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,852
2.262% 3/28/19	20,170	20,051
2.425% 6/12/20	10,000	9,822
2.597% 11/4/19	10,000	9,935
2.681% 1/9/20	9,933	9,862
3.336% 3/18/21	25,885	25,755
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,773
2% 7/1/19 (a)	9,125	8,999
2.875% 8/9/18 (a)	583	584
Synchrony Financial:
2.6% 1/15/19	20,271	20,238
3% 8/15/19	6,020	6,023
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,565
1.95% 4/17/20	12,100	11,918
		214,051
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,121
Insurance - 3.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,068
AFLAC, Inc. 2.4% 3/16/20	13,291	13,189
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	7,932
American International Group, Inc. 2.3% 7/16/19	25,278	25,102
Aon Corp. 5% 9/30/20	5,671	5,944
Assurant, Inc. 2.5% 3/15/18	7,873	7,875
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,371
2.55% 10/15/18	7,356	7,374
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	12,300	12,138
2.05% 6/12/20 (a)	15,230	14,956
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,202
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,732
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,573
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	14,879
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	16,750
		173,085

TOTAL FINANCIALS		1,265,371

HEALTH CARE - 5.3%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,766
2.5% 5/14/20	15,888	15,747
Amgen, Inc. 2.2% 5/22/19	8,204	8,164
		39,677
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories 2.35% 11/22/19	18,475	18,378
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	14,032	14,048
2.404% 6/5/20	16,230	15,966
Medtronic, Inc. 1.5% 3/15/18	9,841	9,839
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,877
		72,108
Health Care Providers & Services - 0.7%
Anthem, Inc. 2.5% 11/21/20	12,140	12,006
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,763
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,648
4.75% 11/15/21	4,763	4,989
Humana, Inc. 2.5% 12/15/20	7,580	7,479
UnitedHealth Group, Inc. 1.9% 7/16/18	10,738	10,727
		39,612
Pharmaceuticals - 2.6%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.6288% 3/12/18 (b)(c)	15,958	15,962
3% 3/12/20	15,452	15,443
3.45% 3/15/22	11,000	10,950
Mylan NV:
2.5% 6/7/19	17,230	17,126
3% 12/15/18	8,000	8,010
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,119
Roche Holdings, Inc. 2.25% 9/30/19 (a)	15,000	14,925
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,691
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,937
1.7% 7/19/19	10,682	10,423
2.2% 7/21/21	10,000	9,267
Zoetis, Inc. 3.45% 11/13/20	1,708	1,727
		150,580

TOTAL HEALTH CARE		301,977

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,302
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,107
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,088
		33,497
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,413
		15,418
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,760
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,735
Machinery - 0.2%
John Deere Capital Corp. 2.35% 1/8/21	10,000	9,880
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/20	6,030	5,945
2.5% 3/1/21	6,552	6,435
2.625% 9/4/18	5,039	5,042
International Lease Finance Corp. 5.875% 8/15/22	12,000	13,088
		30,510

TOTAL INDUSTRIALS		97,800

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	15,000	14,831
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	13,870
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,387
		30,088
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,751	3,774
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	16,730	16,762

TOTAL INFORMATION TECHNOLOGY		50,624

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.7% 5/1/18 (a)	17,050	17,036
3.3% 5/1/23 (a)	6,696	6,702
		23,738
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
ERP Operating LP 2.375% 7/1/19	7,103	7,077
Health Care REIT, Inc. 2.25% 3/15/18	2,747	2,747
		9,824
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,504
3.4% 10/1/20	9,129	9,231
Washington Prime Group LP 3.85% 4/1/20	9,340	9,239
		22,974

TOTAL REAL ESTATE		32,798

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,266
2.45% 6/30/20	13,309	13,167
British Telecommunications PLC 2.35% 2/14/19	11,567	11,536
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,178
		39,147
UTILITIES - 4.8%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,476
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,631
2.1% 6/15/18	13,883	13,872
Edison International 2.125% 4/15/20	15,000	14,755
Eversource Energy 2.5% 3/15/21	7,387	7,278
Exelon Corp.:
2.85% 6/15/20	6,843	6,814
3.497% 6/1/22 (b)	5,555	5,548
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (b)(c)	28,725	28,725
ITC Holdings Corp. 2.7% 11/15/22 (a)	7,621	7,435
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,580
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,637
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,000
Southern Co. 1.85% 7/1/19	23,180	22,923
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(c)	13,000	13,004
		139,678
Gas Utilities - 0.2%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 2.3842% 11/29/19 (b)(c)	12,200	12,180
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,682
2.7% 6/15/21	1,671	1,639
Southern Power Co. 1.5% 6/1/18	9,011	8,995
		12,316
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co.:
2% 11/15/18	7,527	7,510
2.375% 1/15/21 (a)	11,369	11,216
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,233
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	6,389	6,022
1.6% 8/15/19	4,062	3,992
1.875% 1/15/19	15,000	14,918
1.9% 6/15/18	9,703	9,693
2.5% 12/1/19	10,591	10,504
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,954
Sempra Energy:
1.625% 10/7/19	10,647	10,453
2.4% 2/1/20	15,050	14,920
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,440
		108,855

TOTAL UTILITIES		273,029

TOTAL NONCONVERTIBLE BONDS
(Cost $2,791,711)		2,767,157

U.S. Treasury Obligations - 25.6%
U.S. Treasury Notes:
1.375% 3/31/20	$522,454	$512,622
1.375% 4/30/20	75,030	73,544
1.375% 1/31/21	310,000	300,833
1.5% 5/15/20	398,961	391,995
1.75% 12/31/20	145,000	142,406
2% 1/15/21	37,154	36,735
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,486,580)		1,458,135

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
3.5% 1/1/26 to 9/1/29	17,188	17,533
4.5% 6/1/19 to 7/1/20	28	28
5.5% 3/1/18 to 11/1/34	5,968	6,541
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		24,103

Freddie Mac - 0.3%
3.5% 8/1/26	8,855	9,020
4% 6/1/24 to 4/1/26	3,941	4,059
4.5% 8/1/18 to 11/1/18	358	360
5% 4/1/20	159	161
8.5% 5/1/26 to 7/1/28	91	105

TOTAL FREDDIE MAC		13,705

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	594	676
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,252)		38,484

Asset-Backed Securities - 14.8%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$680	$697
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	380	383
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	30	31
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,231
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.1295% 1/15/21 (b)(c)	10,000	10,033
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,151
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,310
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,052
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,439
Series 2017-6 Class A, 2.04% 5/15/23	10,120	9,947
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	256	256
Series 2016-1 Class A3, 1.81% 10/8/20	4,254	4,248
Series 2016-2 Class A2A, 1.42% 10/8/19	97	97
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	53	50
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	324	317
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	115	118
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	637	245
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	4	2
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,318
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,616
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	13,998
BMW Vehicle Lease Trust Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,911
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,847
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,024
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	4,599	4,590
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,463
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,502
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,221
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,848
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	11,957
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	3,309	3,299
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,067
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,913
Series 2017-4 Class A3, 2.15% 10/17/22	5,039	4,963
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	1,073	905
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,192
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,569
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,727
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	2,295	2,294
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	108	108
Citibank Credit Card Issuance Trust:
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,639
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	13,847
Series 2017-A8 Class A8, 1.88% 8/8/22	15,000	14,691
Series 2017-A9 Class A9, 1.8% 9/20/21	12,226	12,096
Series 2018-A1 Class A1, 2.539% 1/20/23	14,396	14,288
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	6,068	6,058
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	2,817	2,816
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.1207% 7/25/34 (b)(c)	261	239
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	30	29
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	42	43
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	179	176
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,111
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,149
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,657
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,564
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,359
DLL Securitization Trust Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,735
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	4,372	4,354
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	7,241	7,214
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 2.1988% 5/28/35 (b)(c)	531	501
Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	245	238
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	7,509	7,410
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	3,770	3,778
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,134
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,622
Series 2015-C Class A3, 1.41% 2/15/20	3,917	3,905
Series 2016-B Class A3, 1.33% 10/15/20	8,879	8,820
Series 2017-A Class A3, 1.67% 6/15/21	11,089	10,958
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,234
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,891
Series 2017-2 Class A1, 2.37% 9/15/22	12,180	11,989
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	565	560
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	207	177
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	130	126
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	40	39
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	14	14
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	24	23
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	9	8
GM Financial Automobile Leasing Trust Series 2015-2 Class A3, 1.68% 12/20/18	162	162
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,523
GM Financial Securitized Term Automobile Recievables Trust 2.39% 7/18/22	5,240	5,197
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,240
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,927
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,826
Home Equity Asset Trust:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	33	34
Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.3207% 6/25/34 (b)(c)	103	103
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	4,554	4,529
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	697	514
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,195
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	5,338	5,321
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,807
John Deere Owner Trust Series 2018-A Class A3, 2.72% 4/18/22	10,804	10,803
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	359	265
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.7707% 7/25/36 (b)(c)	4,609	2,229
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	217	66
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,670
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,840
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	14	13
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	18	18
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	384	372
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	369	359
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	31	30
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	60	58
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	59	2
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.1007% 3/25/66 (a)(b)(c)	4,834	4,846
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,335
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,878
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,045
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.128% 10/30/45 (b)(c)	1,181	1,172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	2,500	2,539
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	1,212	1,093
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	845	844
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	7,544	7,535
Series 2017-3A Class A, 2.54% 11/15/23 (a)	6,811	6,794
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	11,959	11,842
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,221
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,904
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,203
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	236	236
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.4585% 9/15/33 (b)(c)	993	993
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	25	25
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,510
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	591	590
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	340	327
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	9,693	9,683
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	4,900	4,870
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,539
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(d)	261	138
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	4,166	4,122
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,740
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,718
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,314
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,184
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,236	2,234
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,291
TOTAL ASSET-BACKED SECURITIES
(Cost $852,390)		843,307

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(b)	1,915	1,912
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	8,616	8,558
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	151	149
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	69	55
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	10	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	10	10

TOTAL PRIVATE SPONSOR		10,691

U.S. Government Agency - 1.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/45 (b)(c)	15,219	15,178
sequential payer Series 2001-40 Class Z, 6% 8/25/31	332	363
Series 2016-27:
Class HK, 3% 1/25/41	13,385	13,297
Class KG, 3% 1/25/40	6,685	6,634
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.9707% 7/25/46(b)(c)	16,424	16,444
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	1,505	1,569
Series 4221-CLS Class GA, 1.4% 7/15/23	5,994	5,874
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	8,549	8,523

TOTAL U.S. GOVERNMENT AGENCY		67,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,872)		78,573

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	105	1
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	5,333	5,242
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	15	15
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	1,304	1,223
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	54	42
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	415	386
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	147	136
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	185	169
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	101	92
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	101	77
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	102	78
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	19	15
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	733	682
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	149	142
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	140	132
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	67	61
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	37	33
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	30	24
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	193	180
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	145	138
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	155	145
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37(a)(b)(c)	251	216
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	395	330
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	148	115
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 2.1707% 9/25/37 (a)(b)(c)	1,741	1,245
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	11,745	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	8,686	8,702
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 5/15/30 (a)(b)(c)	10,143	10,159
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	9,099	9,118
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.4095% 7/15/32 (a)(b)(c)	8,384	8,388
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	8,810
Series 2014-CR18 Class ASB, 3.452% 7/15/47	15,681	15,885
Series 2012-CR4 Class ASB, 2.436% 10/15/45	6,962	6,879
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,407	1,411
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	4,002	3,931
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 7/15/32 (a)(b)(c)	12,462	12,482
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	1,346	1,343
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	2,920	2,921
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,779	1,786
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(c)	2,333	2,333
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	6,436	6,517
Series 2017-GS8 Class A1, 2.159% 11/10/50	11,349	11,143
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,513
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,250
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	4,401	4,459
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,322	1,328
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	4,543	4,550
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.3595% 9/15/28 (a)(b)(c)	3,094	3,100
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	4,071	3,996
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	11,678	11,678
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	7,734	7,756
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,558	2,553
Series 2016-LC25 Class A1, 1.795% 12/15/59	3,693	3,621
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	2,875	2,835
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	3,009	2,979
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,357
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	8,947
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,500
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,705)		198,149

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	11,778
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	15,510	15,269
TOTAL MUNICIPAL SECURITIES
(Cost $27,293)		27,047

Foreign Government and Government Agency Obligations - 0.2%
Ontario Province 1.25% 6/17/19 (Cost $8,942)	$9,000	$8,871

Bank Notes - 2.1%
Citibank NA 2.1% 6/12/20	15,430	15,149
Citizens Bank NA 2.3% 12/3/18	10,896	10,874
Discover Bank 3.1% 6/4/20	5,758	5,750
Fifth Third Bank 2.375% 4/25/19	7,425	7,393
KeyBank NA:
2.25% 3/16/20	$3,604	$3,561
2.35% 3/8/19	6,000	5,985
2.5% 12/15/19	4,770	4,745
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,078
PNC Bank NA:
1.45% 7/29/19	12,033	11,808
1.95% 3/4/19	11,500	11,433
2.45% 11/5/20	10,000	9,868
RBS Citizens NA 2.5% 3/14/19	3,813	3,807
Regions Bank 7.5% 5/15/18	994	1,004
Regions Financial Corp. 2.25% 9/14/18	17,720	17,704
Wells Fargo Bank NA 2.6% 1/15/21	10,000	9,880
TOTAL BANK NOTES
(Cost $121,188)		120,039

Commercial Paper - 0.5%
Catholic Health Initiatives:
2.17% 3/16/18	12,700	12,691
2.17% 3/16/18	9,000	8,994
Sempra Global 2.4% 8/20/18	10,000	9,885
TOTAL COMMERCIAL PAPER
(Cost $31,566)		31,570
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.41% (g)
(Cost $2,131)	2,130,706	2,131
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
2.8%, dated 2/7/18 due 8/6/18 (Collateralized by Corporate Obligations valued at $22,718,808, 12.00%, 6/16/20)	21,294	20,998
2.97%, dated 2/28/18 due 8/27/18 (Collateralized by Corporate Obligations valued at $44,301,548, 2.04% - 8.38%, 5/15/18 - 7/1/27)	42,624	42,014
Morgan Stanley & Co., Inc. at 2.12%, dated:
12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $20,497,024, 0.00% - 9.00%, 8/1/18 - 8/16/77)(b)(c)(h)	20,106	20,000
2/8/18 due 5/9/18 (Collateralized by Equity Securities valued at $23,727,482)(b)(c)(h)	22,117	21,998
TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)		105,010
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,748,630)		5,678,473
NET OTHER ASSETS (LIABILITIES) - 0.4%		23,520
NET ASSETS - 100%		$5,701,993

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $805,476,000 or 14.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$236
Total	$236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,767,157	$--	$2,767,157	$--
U.S. Government and Government Agency Obligations	1,458,135	--	1,458,135	--
U.S. Government Agency - Mortgage Securities	38,484	--	38,484	--
Asset-Backed Securities	843,307	--	843,169	138
Collateralized Mortgage Obligations	78,573	--	78,573	--
Commercial Mortgage Securities	198,149	--	198,149	--
Municipal Securities	27,047	--	27,047	--
Foreign Government and Government Agency Obligations	8,871	--	8,871	--
Bank Notes	120,039	--	120,039	--
Commercial Paper	31,570	--	31,570	--
Money Market Funds	2,131	2,131	--	--
Repurchase Agreements	105,010	--	105,010	--
Total Investments in Securities:	$5,678,473	$2,131	$5,676,204	$138

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	3.0%
Canada	2.6%
Netherlands	2.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $105,010) — See accompanying schedule: Unaffiliated issuers (cost $5,746,499)	$5,676,342
Fidelity Central Funds (cost $2,131)	2,131
Total Investment in Securities (cost $5,748,630)		$5,678,473
Receivable for investments sold		29,495
Receivable for fund shares sold		3,555
Interest receivable		25,163
Distributions receivable from Fidelity Central Funds		25
Other receivables		76
Total assets		5,736,787
Liabilities
Payable for investments purchased	$28,113
Payable for fund shares redeemed	3,908
Distributions payable	442
Accrued management fee	1,453
Distribution and service plan fees payable	80
Other affiliated payables	722
Other payables and accrued expenses	76
Total liabilities		34,794
Net Assets		$5,701,993
Net Assets consist of:
Paid in capital		$5,923,908
Undistributed net investment income		4,006
Accumulated undistributed net realized gain (loss) on investments		(155,764)
Net unrealized appreciation (depreciation) on investments		(70,157)
Net Assets		$5,701,993
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($157,426 ÷ 18,470 shares)		$8.52
Maximum offering price per share (100/98.50 of $8.52)		$8.65
Class M:
Net Asset Value and redemption price per share ($73,912 ÷ 8,671 shares)		$8.52
Maximum offering price per share (100/98.50 of $8.52)		$8.65
Class C:
Net Asset Value and offering price per share ($56,228 ÷ 6,602 shares)(a)		$8.52
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,006,010 ÷ 587,574 shares)		$8.52
Class I:
Net Asset Value, offering price and redemption price per share ($408,417 ÷ 47,916 shares)		$8.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$56,499
Income from Fidelity Central Funds		236
Total income		56,735
Expenses
Management fee	$9,125
Transfer agent fees	3,184
Distribution and service plan fees	507
Fund wide operations fee	1,288
Independent trustees' fees and expenses	12
Miscellaneous	8
Total expenses before reductions	14,124
Expense reductions	(1)	14,123
Net investment income (loss)		42,612
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,940)
Total net realized gain (loss)		(4,940)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,326)
Total change in net unrealized appreciation (depreciation)		(76,326)
Net gain (loss)		(81,266)
Net increase (decrease) in net assets resulting from operations		$(38,654)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,612	$71,478
Net realized gain (loss)	(4,940)	(7,798)
Change in net unrealized appreciation (depreciation)	(76,326)	1,686
Net increase (decrease) in net assets resulting from operations	(38,654)	65,366
Distributions to shareholders from net investment income	(43,930)	(71,099)
Share transactions - net increase (decrease)	(384,108)	(631,874)
Total increase (decrease) in net assets	(466,692)	(637,607)
Net Assets
Beginning of period	6,168,685	6,806,292
End of period	$5,701,993	$6,168,685
Other Information
Undistributed net investment income end of period	$4,006	$5,324

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.054	.082	.009
Net realized and unrealized gain (loss)	(.118)	(.011)	(.001)
Total from investment operations	(.064)	.071	.008
Distributions from net investment income	(.056)	(.081)	(.008)
Total distributions	(.056)	(.081)	(.008)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(.74)%	.83%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.67%H
Expenses net of fee waivers, if any	.66%H	.65%	.67%H
Expenses net of all reductions	.66%H	.65%	.67%H
Net investment income (loss)	1.26%H	.94%	.79%H
Supplemental Data
Net assets, end of period (in millions)	$157	$170	$208
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.053	.081	.009
Net realized and unrealized gain (loss)	(.118)	(.011)	(.001)
Total from investment operations	(.065)	.070	.008
Distributions from net investment income	(.055)	(.080)	(.008)
Total distributions	(.055)	(.080)	(.008)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(.75)%	.81%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.66%	.70%H
Expenses net of fee waivers, if any	.67%H	.66%	.70%H
Expenses net of all reductions	.67%H	.66%	.70%H
Net investment income (loss)	1.25%H	.93%	.76%H
Supplemental Data
Net assets, end of period (in millions)	$74	$81	$96
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.017	.007	(.001)
Net realized and unrealized gain (loss)	(.118)	(.006)	.002
Total from investment operations	(.101)	.001	.001
Distributions from net investment income	(.019)	(.011)	(.001)
Total distributions	(.019)	(.011)	(.001)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D,E	(1.17)%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%H	1.52%	1.53%H
Expenses net of all reductions	1.52%H	1.51%	1.53%H
Net investment income (loss)	.40%H	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$56	$69	$84
Portfolio turnover rateI	49%H	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.58	$8.60	$8.55	$8.59
Income from Investment Operations
Net investment income (loss)A	.062	.099	.087	.091	.082	.073
Net realized and unrealized gain (loss)	(.117)	(.011)	.065	(.029)	.047	(.043)
Total from investment operations	(.055)	.088	.152	.062	.129	.030
Distributions from net investment income	(.065)	(.098)	(.082)	(.082)	(.079)	(.070)
Total distributions	(.065)	(.098)	(.082)	(.082)	(.079)	(.070)
Net asset value, end of period	$8.52	$8.64	$8.65	$8.58	$8.60	$8.55
Total ReturnB,C	(.64)%	1.03%	1.79%	.72%	1.51%	.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.47%F	1.15%	1.01%	1.06%	.96%	.85%
Supplemental Data
Net assets, end of period (in millions)	$5,006	$5,423	$5,894	$5,278	$6,386	$7,251
Portfolio turnover rateG	49%F	56%	138%H	83%I	76%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.060	.094	.011
Net realized and unrealized gain (loss)	(.118)	(.010)	(.001)
Total from investment operations	(.058)	.084	.010
Distributions from net investment income	(.062)	(.094)	(.010)
Total distributions	(.062)	(.094)	(.010)
Net asset value, end of period	$8.52	$8.64	$8.65
Total ReturnC,D	(.67)%	.97%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.53%G
Expenses net of fee waivers, if any	.51%G	.51%	.53%G
Expenses net of all reductions	.51%G	.51%	.53%G
Net investment income (loss)	1.41%G	1.09%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$408	$425	$525
Portfolio turnover rateH	49%G	56%	138%I

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper, and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, swaps, deferred trustees compensation, in-kind transactions, expiring capital loss carryforwards, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,778
Gross unrealized depreciation	(72,679)
Net unrealized appreciation (depreciation)	$(67,901)
Tax cost	$5,746,374

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(142,198)
Total capital loss carryforward	$(142,198)

The Fund elected to defer to its next fiscal year approximately $7,208 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $785,096 and $984,168, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$123	$9
Class M	-%	.15%	58	1
Class C	.75%	.25%	326	1
			$507	$11

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class C(a)	$2

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$125.15
Class M	64.17
Class C	53.16
Short-Term Bond	2,616.10
Class I	326.16
	$3,184

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $59.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$1,064	$1,813
Class M	500	820
Class C	141	100
Short-Term Bond	39,203	63,840
Class I	3,022	4,526
Total	$43,930	$71,099

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	3,691	9,700	$31,696	$83,639
Reinvestment of distributions	120	200	1,026	1,720
Shares redeemed	(5,035)	(14,224)	(43,240)	(122,498)
Net increase (decrease)	(1,224)	(4,324)	$(10,518)	$(37,139)
Class M
Shares sold	721	1,752	$6,189	$15,105
Reinvestment of distributions	55	90	474	773
Shares redeemed	(1,516)	(3,543)	(13,018)	(30,537)
Net increase (decrease)	(740)	(1,701)	$(6,355)	$(14,659)
Class C
Shares sold	873	1,760	$7,490	$15,170
Reinvestment of distributions	15	11	128	91
Shares redeemed	(2,286)	(3,492)	(19,584)	(30,078)
Net increase (decrease)	(1,398)	(1,721)	$(11,966)	$(14,817)
Short-Term Bond
Shares sold	62,450	198,258	$535,614	$1,708,616
Reinvestment of distributions	4,192	6,666	35,945	57,436
Shares redeemed	(106,795)	(258,839)	(916,337)	(2,231,685)
Net increase (decrease)	(40,153)	(53,915)	$(344,778)	$(465,633)
Class I
Shares sold	10,201	17,248	$87,606	$148,690
Reinvestment of distributions	328	488	2,816	4,206
Shares redeemed	(11,751)	(29,254)	(100,913)	(252,522)
Net increase (decrease)	(1,222)	(11,518)	$(10,491)	$(99,626)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.66%
Actual		$1,000.00	$992.60	$3.26
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class M	.67%
Actual		$1,000.00	$992.50	$3.31
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.52%
Actual		$1,000.00	$988.30	$7.49
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Short-Term Bond	.45%
Actual		$1,000.00	$993.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$993.30	$2.52
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for 2016. The Board noted that the total expense ratio of Class M (formerly Class T) ranked below the competitive median for the period and the total expense ratio of each of Class A, Class C, and Class I ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the total expense ratio of Class I was above the competitive median due to higher transfer agent fees from small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASTP-SANN-0418
1.9872670.101

Fidelity® Short-Term Bond Index Fund Investor Class and Premium Class Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	65.8%
AAA	5.3%
AA	4.3%
A	13.0%
BBB	9.6%
BB and Below	0.6%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	31.0%
U.S. Government and U.S. Government Agency Obligations	65.8%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.6%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.4%
American Honda Finance Corp. 1.95% 7/20/20	$50,000	$49,044
General Motors Financial Co., Inc.:
3.15% 6/30/22	30,000	29,301
3.25% 1/5/23	50,000	48,955
		127,300
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	46,000	45,813
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 2.625% 1/15/22	53,000	52,091
Household Durables - 0.1%
Newell Brands, Inc. 3.15% 4/1/21	33,000	32,654
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.3% 12/5/21	37,000	37,557
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,338
Comcast Corp. 1.625% 1/15/22	31,000	29,402
Time Warner, Inc. 4.875% 3/15/20	66,000	68,426
Walt Disney Co. 1.65% 1/8/19	190,000	188,886
		333,052
Specialty Retail - 0.1%
Home Depot, Inc. 2.625% 6/1/22	28,000	27,648

TOTAL CONSUMER DISCRETIONARY		656,115

CONSUMER STAPLES - 2.5%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	220,000	218,510
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	48,616
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,353
Molson Coors Brewing Co. 2.25% 3/15/20	48,000	47,408
PepsiCo, Inc. 3.125% 11/1/20	50,000	50,494
The Coca-Cola Co. 1.875% 10/27/20	75,000	73,565
		462,946
Food & Staples Retailing - 0.2%
CVS Health Corp. 2.125% 6/1/21	38,000	36,658
Walmart, Inc. 2.35% 12/15/22	41,000	39,952
		76,610
Food Products - 0.1%
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,523
Household Products - 0.2%
Procter & Gamble Co. 1.9% 10/23/20	51,000	50,194
Tobacco - 0.5%
Altria Group, Inc. 2.625% 1/14/20	58,000	57,825
Bat Capital Corp. 2.297% 8/14/20 (a)	45,000	44,184
Philip Morris International, Inc. 2% 2/21/20	57,000	56,153
		158,162

TOTAL CONSUMER STAPLES		770,435

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,652
BP Capital Markets PLC 4.5% 10/1/20	130,000	135,054
Chevron Corp. 2.355% 12/5/22	63,000	61,094
Enbridge, Inc. 2.9% 7/15/22	23,000	22,299
Enterprise Products Operating LP 5.2% 9/1/20	43,000	45,265
Exxon Mobil Corp. 2.222% 3/1/21	94,000	92,394
Kinder Morgan, Inc. 3.15% 1/15/23	61,000	59,721
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,661
Shell International Finance BV 2.375% 8/21/22	50,000	48,649
Williams Partners LP 3.6% 3/15/22	37,000	37,111
		549,900
FINANCIALS - 15.5%
Banks - 8.1%
African Development Bank 1.875% 3/16/20	150,000	148,339
Asian Development Bank 2.25% 1/20/21	52,000	51,524
Bank of America Corp.:
2.328% 10/1/21 (b)	100,000	98,310
5% 5/13/21	60,000	63,524
Bank of Montreal 1.9% 8/27/21	82,000	78,841
Barclays PLC 2.75% 11/8/19	200,000	198,802
BB&T Corp. 2.15% 2/1/21	50,000	48,965
Citigroup, Inc.:
2.65% 10/26/20	100,000	98,994
2.7% 10/27/22	40,000	38,818
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,416
Credit Suisse New York Branch 5.4% 1/14/20	100,000	103,984
European Bank for Reconstruction and Development 2% 2/1/21	100,000	98,297
European Investment Bank 1.625% 8/14/20	115,000	112,544
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,172
HSBC Holdings PLC 4% 3/30/22	37,000	37,916
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	99,417
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	38,506
Inter-American Development Bank:
1.875% 3/15/21	78,000	76,407
2.5% 1/18/23	40,000	39,458
JPMorgan Chase & Co.:
2.295% 8/15/21	146,000	142,347
3.2% 1/25/23	47,000	46,754
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	200,000	199,494
PNC Funding Corp. 5.125% 2/8/20	50,000	52,093
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	72,578
Regions Financial Corp. 2.75% 8/14/22	25,000	24,372
Royal Bank of Canada 2.75% 2/1/22	35,000	34,593
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	20,000	19,559
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	65,482
2.934% 3/9/21	38,000	37,833
SunTrust Bank 2.25% 1/31/20	56,000	55,353
The Toronto-Dominion Bank 1.8% 7/13/21	41,000	39,446
U.S. Bancorp 2.625% 1/24/22	36,000	35,456
Wells Fargo & Co.:
2.5% 3/4/21	85,000	83,432
2.625% 7/22/22	50,000	48,572
Westpac Banking Corp. 2.5% 6/28/22	37,000	35,963
		2,500,561
Capital Markets - 1.8%
Bank New York Mellon Corp. 2.5% 4/15/21	38,000	37,377
BlackRock, Inc. 3.375% 6/1/22	35,000	35,715
Deutsche Bank AG 2.7% 7/13/20	133,000	131,087
Deutsche Bank AG London Branch 3.375% 5/12/21	42,000	41,787
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	45,000	43,845
3% 4/26/22	72,000	70,988
3.2% 2/23/23	30,000	29,539
Moody's Corp. 2.75% 12/15/21	27,000	26,610
Morgan Stanley:
2.75% 5/19/22	49,000	47,895
5.75% 1/25/21	100,000	107,241
		572,084
Consumer Finance - 1.6%
American Express Credit Corp.:
2.2% 3/3/20	137,000	135,353
2.6% 9/14/20	42,000	41,608
Capital One Financial Corp. 2.5% 5/12/20	61,000	60,279
Ford Motor Credit Co. LLC 2.262% 3/28/19	200,000	198,822
Toyota Motor Credit Corp. 1.95% 4/17/20	69,000	67,964
		504,026
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	83,618
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22	11,000	10,764
Export Development Canada 2% 5/17/22	35,000	33,951
General Electric Capital Corp. 2.2% 1/9/20	79,000	77,944
International Bank for Reconstruction & Development:
1.125% 11/27/19	100,000	97,902
2.125% 12/13/21	100,000	98,032
International Finance Corp. 2.25% 1/25/21	80,000	79,265
KfW:
1.5% 9/9/19	116,000	114,497
1.75% 3/31/20	100,000	98,558
2.125% 3/7/22	77,000	75,183
2.375% 12/29/22	63,000	61,694
Ontario Province 2.55% 2/12/21	150,000	149,031
Svensk Exportkredit AB 1.875% 6/23/20	200,000	196,888
		1,177,327
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	38,000	38,088
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	26,000	25,575
		63,663

TOTAL FINANCIALS		4,817,661

HEALTH CARE - 2.4%
Biotechnology - 0.6%
AbbVie, Inc. 2.3% 5/14/21	50,000	48,810
Amgen, Inc. 2.65% 5/11/22	34,000	33,204
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	98,882
		180,896
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	34,000	33,713
Becton, Dickinson & Co. 2.404% 6/5/20	50,000	49,187
Medtronic, Inc. 2.5% 3/15/20	100,000	99,433
		182,333
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	39,121
2.375% 10/15/22	21,000	20,271
WellPoint, Inc. 2.25% 8/15/19	63,000	62,536
		121,928
Pharmaceuticals - 0.8%
Actavis Funding SCS 3% 3/12/20	80,000	79,951
AstraZeneca PLC 2.375% 6/12/22	27,000	26,168
Merck & Co., Inc. 2.35% 2/10/22	74,000	72,583
Novartis Capital Corp. 2.4% 9/21/22	33,000	32,122
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	60,000	57,945
		268,769

TOTAL HEALTH CARE		753,926

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 2.55% 10/15/22	23,000	22,230
Rockwell Collins, Inc. 2.8% 3/15/22	26,000	25,420
The Boeing Co. 2.8% 3/1/23	60,000	59,370
United Technologies Corp. 3.1% 6/1/22	28,000	27,906
		134,926
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 2.05% 4/1/21	64,000	62,804
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	30,000	29,389
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	33,000	31,928
Honeywell International, Inc. 1.85% 11/1/21	30,000	28,910
		60,838
Machinery - 0.4%
Caterpillar Financial Services Corp. 1.85% 9/4/20	51,000	49,834
John Deere Capital Corp. 1.95% 6/22/20	57,000	56,035
		105,869
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,049
Trading Companies & Distributors - 0.4%
Air Lease Corp. 2.125% 1/15/20	52,000	51,271
International Lease Finance Corp. 5.875% 8/15/22	75,000	81,803
		133,074

TOTAL INDUSTRIALS		560,949

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.85% 9/20/21	55,000	53,080
2.45% 6/15/20	50,000	49,700
		102,780
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	53,000	54,090
IT Services - 0.5%
IBM Corp. 1.875% 5/15/19	100,000	99,441
Visa, Inc. 2.15% 9/15/22	43,000	41,362
		140,803
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45% 7/29/20	23,000	22,940
Qualcomm, Inc. 3% 5/20/22	38,000	37,200
		60,140
Software - 0.7%
Microsoft Corp.:
1.85% 2/6/20	74,000	73,213
2.4% 2/6/22	62,000	60,907
Oracle Corp.:
1.9% 9/15/21	36,000	34,792
3.875% 7/15/20	58,000	59,684
		228,596
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	74,701
2.25% 2/23/21	45,000	44,330
2.7% 5/13/22	36,000	35,833
		154,864

TOTAL INFORMATION TECHNOLOGY		741,273

MATERIALS - 0.4%
Chemicals - 0.4%
Eastman Chemical Co. 2.7% 1/15/20	49,000	48,860
Monsanto Co. 2.125% 7/15/19	60,000	59,490
Sherwin-Williams Co. 2.75% 6/1/22	26,000	25,357
		133,707
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 2.25% 1/15/22	31,000	29,763
Simon Property Group LP 2.625% 6/15/22	30,000	29,354
		59,117
Real Estate Management & Development - 0.1%
Liberty Property LP 4.125% 6/15/22	18,000	18,577
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,453
		34,030

TOTAL REAL ESTATE		93,147

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.8% 2/17/21	70,000	69,471
4.6% 2/15/21	40,000	41,499
Verizon Communications, Inc.:
1.75% 8/15/21	52,000	49,749
2.946% 3/15/22	50,000	49,325
		210,044
UTILITIES - 1.1%
Electric Utilities - 0.6%
Duke Energy Corp. 2.4% 8/15/22	44,000	42,561
Eversource Energy 2.75% 3/15/22	24,000	23,609
Exelon Corp. 3.497% 6/1/22 (b)	22,000	21,972
Southern Co. 2.35% 7/1/21	85,000	82,593
		170,735
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21 (a)	70,000	69,060
Dominion Resources, Inc. 2.579% 7/1/20 (b)	49,000	48,414
Sempra Energy:
2.4% 3/15/20	46,000	45,534
2.9% 2/1/23	7,000	6,876
		169,884

TOTAL UTILITIES		340,619

TOTAL NONCONVERTIBLE BONDS
(Cost $9,759,400)		9,627,776

U.S. Government and Government Agency Obligations - 65.8%
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
1.5% 11/30/20	$211,000	$205,898
2.375% 1/19/23	30,000	29,477
Federal Home Loan Bank:
1.375% 9/28/20	200,000	194,906
1.5% 10/21/19	85,000	83,943
1.875% 11/29/21	95,000	92,729
Freddie Mac:
1.375% 5/1/20	195,000	191,109
1.625% 9/29/20	150,000	147,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		945,196

U.S. Treasury Obligations - 62.7%
U.S. Treasury Notes:
0.75% 7/15/19	206,000	202,041
0.875% 5/15/19	83,000	81,755
1% 11/30/18	331,000	328,543
1% 10/15/19	1,180,000	1,157,230
1.125% 7/31/21	487,000	465,104
1.125% 8/31/21	261,000	248,847
1.125% 9/30/21	243,000	231,391
1.25% 10/31/18	416,000	413,985
1.25% 4/30/19	25,000	24,742
1.25% 6/30/19	1,000	988
1.25% 8/31/19	751,000	740,498
1.25% 10/31/19	1,181,000	1,162,224
1.25% 1/31/20	219,000	214,868
1.25% 3/31/21	34,000	32,794
1.25% 10/31/21	303,000	289,448
1.375% 7/31/19	420,000	415,308
1.375% 9/30/19	775,000	764,858
1.375% 1/15/20	41,000	40,339
1.375% 2/15/20	111,000	109,088
1.375% 3/31/20	4,000	3,925
1.375% 4/30/20	922,000	903,740
1.375% 9/15/20	644,000	628,529
1.5% 12/31/18	478,000	475,797
1.5% 4/15/20	175,000	172,102
1.5% 5/15/20	98,000	96,289
1.5% 6/15/20	161,000	158,032
1.5% 7/15/20	297,000	291,269
1.5% 8/15/20	115,000	112,700
1.625% 12/31/19	84,000	83,055
1.625% 10/15/20	206,000	202,105
1.625% 8/31/22	175,000	167,631
1.75% 11/30/19	87,000	86,273
1.75% 11/15/20	373,000	366,808
1.75% 12/31/20	49,000	48,123
1.75% 11/30/21	731,000	710,326
1.75% 2/28/22	973,000	942,708
1.75% 4/30/22	16,000	15,472
1.75% 5/31/22	1,331,000	1,285,559
1.75% 6/30/22	933,000	900,309
1.875% 12/31/19	90,000	89,402
1.875% 1/31/22	1,541,000	1,501,330
1.875% 2/28/22	112,000	109,025
1.875% 3/31/22	270,000	262,596
1.875% 4/30/22	621,000	603,340
1.875% 7/31/22	752,000	728,735
1.875% 9/30/22	30,000	29,024
2% 1/31/20	595,000	592,234
2% 10/31/21	33,000	32,377
2% 12/31/21	832,000	815,100
2% 10/31/22	54,000	52,488
2% 11/30/22	28,000	27,205
2.125% 12/31/22	15,000	14,647
2.375% 12/31/20	55,000	54,957

TOTAL U.S. TREASURY OBLIGATIONS		19,487,263

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,586,418)		20,432,459

Foreign Government and Government Agency Obligations - 1.1%
Alberta Province 2.2% 7/26/22	$26,000	$25,177
Canadian Government 1.625% 2/27/19	80,000	79,518
Hungarian Republic 4% 3/25/19	86,000	87,133
Manitoba Province 2.125% 5/4/22	27,000	26,134
Ontario Province 1.25% 6/17/19	109,000	107,443
Province of Quebec 2.375% 1/31/22	31,000	30,395
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $360,253)		355,800

Supranational Obligations - 1.2%
Asian Development Bank 1.75% 9/13/22	57,000	54,499
European Investment Bank:
2% 12/15/22	82,000	78,995
2.375% 6/15/22	100,000	98,354
International Bank for Reconstruction & Development 1.125% 8/10/20	150,000	145,157
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $384,085)		377,005

Bank Notes - 0.1%
Bank of Nova Scotia 2.45% 9/19/22
(Cost $32,863)	33,000	31,932
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.41% (c)
(Cost $58,033)	58,021	58,033
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $31,181,052)		30,883,005
NET OTHER ASSETS (LIABILITIES) - 0.6%		182,046
NET ASSETS - 100%		$31,065,051

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,893 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$917
Total	$917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,627,776	$--	$9,627,776	$--
U.S. Government and Government Agency Obligations	20,432,459	--	20,432,459	--
Foreign Government and Government Agency Obligations	355,800	--	355,800	--
Supranational Obligations	377,005	--	377,005	--
Bank Notes	31,932	--	31,932	--
Money Market Funds	58,033	58,033	--	--
Total Investments in Securities:	$30,883,005	$58,033	$30,824,972	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Multi-National	4.0%
Canada	2.1%
Germany	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $31,123,019)	$30,824,972
Fidelity Central Funds (cost $58,033)	58,033
Total Investment in Securities (cost $31,181,052)		$30,883,005
Receivable for investments sold		4,034,283
Receivable for fund shares sold		72,394
Interest receivable		137,315
Distributions receivable from Fidelity Central Funds		164
Total assets		35,127,161
Liabilities
Payable for investments purchased	$3,840,581
Payable for fund shares redeemed	217,766
Distributions payable	2,350
Accrued management fee	720
Other affiliated payables	693
Total liabilities		4,062,110
Net Assets		$31,065,051
Net Assets consist of:
Paid in capital		$31,409,306
Undistributed net investment income		16,831
Accumulated undistributed net realized gain (loss) on investments		(63,039)
Net unrealized appreciation (depreciation) on investments		(298,047)
Net Assets		$31,065,051
Investor Class:
Net Asset Value, offering price and redemption price per share ($530,632 ÷ 53,977 shares)		$9.83
Premium Class:
Net Asset Value, offering price and redemption price per share ($25,272,975 ÷ 2,570,669 shares)		$9.83
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,601,612 ÷ 264,638 shares)		$9.83
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,659,832 ÷ 270,559 shares)		$9.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 18, 2017 (commencement of operations) to February 28, 2018 (Unaudited)
Investment Income
Interest		$137,898
Income from Fidelity Central Funds		917
Total income		138,815
Expenses
Management fee	$2,134
Transfer agent fees	2,248
Independent trustees' fees and expenses	19
Total expenses before reductions	4,401
Expense reductions	(186)	4,215
Net investment income (loss)		134,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,039)
Total net realized gain (loss)		(63,039)
Change in net unrealized appreciation (depreciation) on investment securities		(298,047)
Net gain (loss)		(361,086)
Net increase (decrease) in net assets resulting from operations		$(226,486)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 18, 2017 (commencement of operations) to February 28, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,600
Net realized gain (loss)	(63,039)
Change in net unrealized appreciation (depreciation)	(298,047)
Net increase (decrease) in net assets resulting from operations	(226,486)
Distributions to shareholders from net investment income	(117,769)
Share transactions - net increase (decrease)	31,409,306
Total increase (decrease) in net assets	31,065,051
Net Assets
Beginning of period	–
End of period	$31,065,051
Other Information
Undistributed net investment income end of period	$16,831

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund Investor Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.068
Net realized and unrealized gain (loss)	(.180)
Total from investment operations	(.112)
Distributions from net investment income	(.058)
Total distributions	(.058)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G
Expenses net of fee waivers, if any	.14%G
Expenses net of all reductions	.14%G
Net investment income (loss)	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$531
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Premium Class

Six months ended(Unaudited)February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.069
Net realized and unrealized gain (loss)	(.178)
Total from investment operations	(.109)
Distributions from net investment income	(.061)
Total distributions	(.061)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,273
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Institutional Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.070
Net realized and unrealized gain (loss)	(.178)
Total from investment operations	(.108)
Distributions from net investment income	(.062)
Total distributions	(.062)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G
Expenses net of fee waivers, if any	.04%G
Expenses net of all reductions	.04%G
Net investment income (loss)	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,602
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Institutional Premium Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.071
Net realized and unrealized gain (loss)	(.179)
Total from investment operations	(.108)
Distributions from net investment income	(.062)
Total distributions	(.062)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G
Expenses net of fee waivers, if any	.03%G
Expenses net of all reductions	.03%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,660
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$232
Gross unrealized depreciation	(295,679)
Net unrealized appreciation (depreciation)	$(295,447)
Tax cost	$31,178,452

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,488,022 and $163,357, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.06%
Institutional Class	.04%
Institutional Premium Class	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .03% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$806
Premium Class	1,348
Institutional Class	94
$2,248

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $186.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended February 28, 2018(a)
From net investment income
Investor Class	$11,543
Premium Class	74,543
Institutional Class	15,790
Institutional Premium Class	15,893
Total	$117,769

 (a) For the period October 18, 2017 (commencement of operations) to February 28, 2018.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended February 28, 2018 (a)	Six months ended February 28, 2018 (a)
Investor Class
Shares sold	521,659	$5,188,998
Reinvestment of distributions	1,154	11,451
Shares redeemed	(468,836)	(4,637,541)
Net increase (decrease)	53,977	$562,908
Premium Class
Shares sold	3,042,542	$30,167,674
Reinvestment of distributions	6,960	68,755
Shares redeemed	(478,833)	(4,738,146)
Net increase (decrease)	2,570,669	$25,498,283
Institutional Class
Shares sold	263,044	$2,629,032
Reinvestment of distributions	1,594	15,790
Net increase (decrease)	264,638	$2,644,822
Institutional Premium Class
Shares sold	268,954	$2,687,400
Reinvestment of distributions	1,605	15,893
Net increase (decrease)	270,559	$2,703,293

 (a) For the period October 18, 2017 (commencement of operations) to February 28, 2018.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 18, 2017 to February 28, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2018	Expenses Paid During Period
Investor Class	.14%
Actual		$1,000.00	$988.80	$.51-B
Hypothetical-C		$1,000.00	$1,024.10	$.70-D
Premium Class	.06%
Actual		$1,000.00	$989.10	$.22-B
Hypothetical-C		$1,000.00	$1,024.50	$.30-D
Institutional Class	.04%
Actual		$1,000.00	$989.10	$.15-B
Hypothetical-C		$1,000.00	$1,024.60	$.20-D
Institutional Premium Class	.03%
Actual		$1,000.00	$989.20	$.11-B
Hypothetical-C		$1,000.00	$1,024.65	$.15-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period October 18, 2017 to February 28, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered FMR's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Based on its review and the Board's familiarity with the Investment Advisers' performance advising fixed income funds, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also noted that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.04%; Institutional Premium Class: 0.03%; Investor Class: 0.14%; and Premium Class: 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SDX-SANN-0418
1.9884843.100

Fidelity® Short-Term Bond Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	65.8%
AAA	5.3%
AA	4.3%
A	13.0%
BBB	9.6%
BB and Below	0.6%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	31.0%
U.S. Government and U.S. Government Agency Obligations	65.8%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.6%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.4%
American Honda Finance Corp. 1.95% 7/20/20	$50,000	$49,044
General Motors Financial Co., Inc.:
3.15% 6/30/22	30,000	29,301
3.25% 1/5/23	50,000	48,955
		127,300
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	46,000	45,813
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 2.625% 1/15/22	53,000	52,091
Household Durables - 0.1%
Newell Brands, Inc. 3.15% 4/1/21	33,000	32,654
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.3% 12/5/21	37,000	37,557
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,338
Comcast Corp. 1.625% 1/15/22	31,000	29,402
Time Warner, Inc. 4.875% 3/15/20	66,000	68,426
Walt Disney Co. 1.65% 1/8/19	190,000	188,886
		333,052
Specialty Retail - 0.1%
Home Depot, Inc. 2.625% 6/1/22	28,000	27,648

TOTAL CONSUMER DISCRETIONARY		656,115

CONSUMER STAPLES - 2.5%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	220,000	218,510
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	48,616
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,353
Molson Coors Brewing Co. 2.25% 3/15/20	48,000	47,408
PepsiCo, Inc. 3.125% 11/1/20	50,000	50,494
The Coca-Cola Co. 1.875% 10/27/20	75,000	73,565
		462,946
Food & Staples Retailing - 0.2%
CVS Health Corp. 2.125% 6/1/21	38,000	36,658
Walmart, Inc. 2.35% 12/15/22	41,000	39,952
		76,610
Food Products - 0.1%
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,523
Household Products - 0.2%
Procter & Gamble Co. 1.9% 10/23/20	51,000	50,194
Tobacco - 0.5%
Altria Group, Inc. 2.625% 1/14/20	58,000	57,825
Bat Capital Corp. 2.297% 8/14/20 (a)	45,000	44,184
Philip Morris International, Inc. 2% 2/21/20	57,000	56,153
		158,162

TOTAL CONSUMER STAPLES		770,435

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,652
BP Capital Markets PLC 4.5% 10/1/20	130,000	135,054
Chevron Corp. 2.355% 12/5/22	63,000	61,094
Enbridge, Inc. 2.9% 7/15/22	23,000	22,299
Enterprise Products Operating LP 5.2% 9/1/20	43,000	45,265
Exxon Mobil Corp. 2.222% 3/1/21	94,000	92,394
Kinder Morgan, Inc. 3.15% 1/15/23	61,000	59,721
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,661
Shell International Finance BV 2.375% 8/21/22	50,000	48,649
Williams Partners LP 3.6% 3/15/22	37,000	37,111
		549,900
FINANCIALS - 15.5%
Banks - 8.1%
African Development Bank 1.875% 3/16/20	150,000	148,339
Asian Development Bank 2.25% 1/20/21	52,000	51,524
Bank of America Corp.:
2.328% 10/1/21 (b)	100,000	98,310
5% 5/13/21	60,000	63,524
Bank of Montreal 1.9% 8/27/21	82,000	78,841
Barclays PLC 2.75% 11/8/19	200,000	198,802
BB&T Corp. 2.15% 2/1/21	50,000	48,965
Citigroup, Inc.:
2.65% 10/26/20	100,000	98,994
2.7% 10/27/22	40,000	38,818
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,416
Credit Suisse New York Branch 5.4% 1/14/20	100,000	103,984
European Bank for Reconstruction and Development 2% 2/1/21	100,000	98,297
European Investment Bank 1.625% 8/14/20	115,000	112,544
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,172
HSBC Holdings PLC 4% 3/30/22	37,000	37,916
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	99,417
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	38,506
Inter-American Development Bank:
1.875% 3/15/21	78,000	76,407
2.5% 1/18/23	40,000	39,458
JPMorgan Chase & Co.:
2.295% 8/15/21	146,000	142,347
3.2% 1/25/23	47,000	46,754
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	200,000	199,494
PNC Funding Corp. 5.125% 2/8/20	50,000	52,093
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	72,578
Regions Financial Corp. 2.75% 8/14/22	25,000	24,372
Royal Bank of Canada 2.75% 2/1/22	35,000	34,593
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	20,000	19,559
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	65,482
2.934% 3/9/21	38,000	37,833
SunTrust Bank 2.25% 1/31/20	56,000	55,353
The Toronto-Dominion Bank 1.8% 7/13/21	41,000	39,446
U.S. Bancorp 2.625% 1/24/22	36,000	35,456
Wells Fargo & Co.:
2.5% 3/4/21	85,000	83,432
2.625% 7/22/22	50,000	48,572
Westpac Banking Corp. 2.5% 6/28/22	37,000	35,963
		2,500,561
Capital Markets - 1.8%
Bank New York Mellon Corp. 2.5% 4/15/21	38,000	37,377
BlackRock, Inc. 3.375% 6/1/22	35,000	35,715
Deutsche Bank AG 2.7% 7/13/20	133,000	131,087
Deutsche Bank AG London Branch 3.375% 5/12/21	42,000	41,787
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	45,000	43,845
3% 4/26/22	72,000	70,988
3.2% 2/23/23	30,000	29,539
Moody's Corp. 2.75% 12/15/21	27,000	26,610
Morgan Stanley:
2.75% 5/19/22	49,000	47,895
5.75% 1/25/21	100,000	107,241
		572,084
Consumer Finance - 1.6%
American Express Credit Corp.:
2.2% 3/3/20	137,000	135,353
2.6% 9/14/20	42,000	41,608
Capital One Financial Corp. 2.5% 5/12/20	61,000	60,279
Ford Motor Credit Co. LLC 2.262% 3/28/19	200,000	198,822
Toyota Motor Credit Corp. 1.95% 4/17/20	69,000	67,964
		504,026
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	83,618
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22	11,000	10,764
Export Development Canada 2% 5/17/22	35,000	33,951
General Electric Capital Corp. 2.2% 1/9/20	79,000	77,944
International Bank for Reconstruction & Development:
1.125% 11/27/19	100,000	97,902
2.125% 12/13/21	100,000	98,032
International Finance Corp. 2.25% 1/25/21	80,000	79,265
KfW:
1.5% 9/9/19	116,000	114,497
1.75% 3/31/20	100,000	98,558
2.125% 3/7/22	77,000	75,183
2.375% 12/29/22	63,000	61,694
Ontario Province 2.55% 2/12/21	150,000	149,031
Svensk Exportkredit AB 1.875% 6/23/20	200,000	196,888
		1,177,327
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	38,000	38,088
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	26,000	25,575
		63,663

TOTAL FINANCIALS		4,817,661

HEALTH CARE - 2.4%
Biotechnology - 0.6%
AbbVie, Inc. 2.3% 5/14/21	50,000	48,810
Amgen, Inc. 2.65% 5/11/22	34,000	33,204
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	98,882
		180,896
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	34,000	33,713
Becton, Dickinson & Co. 2.404% 6/5/20	50,000	49,187
Medtronic, Inc. 2.5% 3/15/20	100,000	99,433
		182,333
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	39,121
2.375% 10/15/22	21,000	20,271
WellPoint, Inc. 2.25% 8/15/19	63,000	62,536
		121,928
Pharmaceuticals - 0.8%
Actavis Funding SCS 3% 3/12/20	80,000	79,951
AstraZeneca PLC 2.375% 6/12/22	27,000	26,168
Merck & Co., Inc. 2.35% 2/10/22	74,000	72,583
Novartis Capital Corp. 2.4% 9/21/22	33,000	32,122
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	60,000	57,945
		268,769

TOTAL HEALTH CARE		753,926

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 2.55% 10/15/22	23,000	22,230
Rockwell Collins, Inc. 2.8% 3/15/22	26,000	25,420
The Boeing Co. 2.8% 3/1/23	60,000	59,370
United Technologies Corp. 3.1% 6/1/22	28,000	27,906
		134,926
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 2.05% 4/1/21	64,000	62,804
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	30,000	29,389
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	33,000	31,928
Honeywell International, Inc. 1.85% 11/1/21	30,000	28,910
		60,838
Machinery - 0.4%
Caterpillar Financial Services Corp. 1.85% 9/4/20	51,000	49,834
John Deere Capital Corp. 1.95% 6/22/20	57,000	56,035
		105,869
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,049
Trading Companies & Distributors - 0.4%
Air Lease Corp. 2.125% 1/15/20	52,000	51,271
International Lease Finance Corp. 5.875% 8/15/22	75,000	81,803
		133,074

TOTAL INDUSTRIALS		560,949

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.85% 9/20/21	55,000	53,080
2.45% 6/15/20	50,000	49,700
		102,780
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	53,000	54,090
IT Services - 0.5%
IBM Corp. 1.875% 5/15/19	100,000	99,441
Visa, Inc. 2.15% 9/15/22	43,000	41,362
		140,803
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 2.45% 7/29/20	23,000	22,940
Qualcomm, Inc. 3% 5/20/22	38,000	37,200
		60,140
Software - 0.7%
Microsoft Corp.:
1.85% 2/6/20	74,000	73,213
2.4% 2/6/22	62,000	60,907
Oracle Corp.:
1.9% 9/15/21	36,000	34,792
3.875% 7/15/20	58,000	59,684
		228,596
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	74,701
2.25% 2/23/21	45,000	44,330
2.7% 5/13/22	36,000	35,833
		154,864

TOTAL INFORMATION TECHNOLOGY		741,273

MATERIALS - 0.4%
Chemicals - 0.4%
Eastman Chemical Co. 2.7% 1/15/20	49,000	48,860
Monsanto Co. 2.125% 7/15/19	60,000	59,490
Sherwin-Williams Co. 2.75% 6/1/22	26,000	25,357
		133,707
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 2.25% 1/15/22	31,000	29,763
Simon Property Group LP 2.625% 6/15/22	30,000	29,354
		59,117
Real Estate Management & Development - 0.1%
Liberty Property LP 4.125% 6/15/22	18,000	18,577
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,453
		34,030

TOTAL REAL ESTATE		93,147

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.8% 2/17/21	70,000	69,471
4.6% 2/15/21	40,000	41,499
Verizon Communications, Inc.:
1.75% 8/15/21	52,000	49,749
2.946% 3/15/22	50,000	49,325
		210,044
UTILITIES - 1.1%
Electric Utilities - 0.6%
Duke Energy Corp. 2.4% 8/15/22	44,000	42,561
Eversource Energy 2.75% 3/15/22	24,000	23,609
Exelon Corp. 3.497% 6/1/22 (b)	22,000	21,972
Southern Co. 2.35% 7/1/21	85,000	82,593
		170,735
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21 (a)	70,000	69,060
Dominion Resources, Inc. 2.579% 7/1/20 (b)	49,000	48,414
Sempra Energy:
2.4% 3/15/20	46,000	45,534
2.9% 2/1/23	7,000	6,876
		169,884

TOTAL UTILITIES		340,619

TOTAL NONCONVERTIBLE BONDS
(Cost $9,759,400)		9,627,776

U.S. Government and Government Agency Obligations - 65.8%
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
1.5% 11/30/20	$211,000	$205,898
2.375% 1/19/23	30,000	29,477
Federal Home Loan Bank:
1.375% 9/28/20	200,000	194,906
1.5% 10/21/19	85,000	83,943
1.875% 11/29/21	95,000	92,729
Freddie Mac:
1.375% 5/1/20	195,000	191,109
1.625% 9/29/20	150,000	147,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		945,196

U.S. Treasury Obligations - 62.7%
U.S. Treasury Notes:
0.75% 7/15/19	206,000	202,041
0.875% 5/15/19	83,000	81,755
1% 11/30/18	331,000	328,543
1% 10/15/19	1,180,000	1,157,230
1.125% 7/31/21	487,000	465,104
1.125% 8/31/21	261,000	248,847
1.125% 9/30/21	243,000	231,391
1.25% 10/31/18	416,000	413,985
1.25% 4/30/19	25,000	24,742
1.25% 6/30/19	1,000	988
1.25% 8/31/19	751,000	740,498
1.25% 10/31/19	1,181,000	1,162,224
1.25% 1/31/20	219,000	214,868
1.25% 3/31/21	34,000	32,794
1.25% 10/31/21	303,000	289,448
1.375% 7/31/19	420,000	415,308
1.375% 9/30/19	775,000	764,858
1.375% 1/15/20	41,000	40,339
1.375% 2/15/20	111,000	109,088
1.375% 3/31/20	4,000	3,925
1.375% 4/30/20	922,000	903,740
1.375% 9/15/20	644,000	628,529
1.5% 12/31/18	478,000	475,797
1.5% 4/15/20	175,000	172,102
1.5% 5/15/20	98,000	96,289
1.5% 6/15/20	161,000	158,032
1.5% 7/15/20	297,000	291,269
1.5% 8/15/20	115,000	112,700
1.625% 12/31/19	84,000	83,055
1.625% 10/15/20	206,000	202,105
1.625% 8/31/22	175,000	167,631
1.75% 11/30/19	87,000	86,273
1.75% 11/15/20	373,000	366,808
1.75% 12/31/20	49,000	48,123
1.75% 11/30/21	731,000	710,326
1.75% 2/28/22	973,000	942,708
1.75% 4/30/22	16,000	15,472
1.75% 5/31/22	1,331,000	1,285,559
1.75% 6/30/22	933,000	900,309
1.875% 12/31/19	90,000	89,402
1.875% 1/31/22	1,541,000	1,501,330
1.875% 2/28/22	112,000	109,025
1.875% 3/31/22	270,000	262,596
1.875% 4/30/22	621,000	603,340
1.875% 7/31/22	752,000	728,735
1.875% 9/30/22	30,000	29,024
2% 1/31/20	595,000	592,234
2% 10/31/21	33,000	32,377
2% 12/31/21	832,000	815,100
2% 10/31/22	54,000	52,488
2% 11/30/22	28,000	27,205
2.125% 12/31/22	15,000	14,647
2.375% 12/31/20	55,000	54,957

TOTAL U.S. TREASURY OBLIGATIONS		19,487,263

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,586,418)		20,432,459

Foreign Government and Government Agency Obligations - 1.1%
Alberta Province 2.2% 7/26/22	$26,000	$25,177
Canadian Government 1.625% 2/27/19	80,000	79,518
Hungarian Republic 4% 3/25/19	86,000	87,133
Manitoba Province 2.125% 5/4/22	27,000	26,134
Ontario Province 1.25% 6/17/19	109,000	107,443
Province of Quebec 2.375% 1/31/22	31,000	30,395
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $360,253)		355,800

Supranational Obligations - 1.2%
Asian Development Bank 1.75% 9/13/22	57,000	54,499
European Investment Bank:
2% 12/15/22	82,000	78,995
2.375% 6/15/22	100,000	98,354
International Bank for Reconstruction & Development 1.125% 8/10/20	150,000	145,157
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $384,085)		377,005

Bank Notes - 0.1%
Bank of Nova Scotia 2.45% 9/19/22
(Cost $32,863)	33,000	31,932
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.41% (c)
(Cost $58,033)	58,021	58,033
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $31,181,052)		30,883,005
NET OTHER ASSETS (LIABILITIES) - 0.6%		182,046
NET ASSETS - 100%		$31,065,051

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,893 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$917
Total	$917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,627,776	$--	$9,627,776	$--
U.S. Government and Government Agency Obligations	20,432,459	--	20,432,459	--
Foreign Government and Government Agency Obligations	355,800	--	355,800	--
Supranational Obligations	377,005	--	377,005	--
Bank Notes	31,932	--	31,932	--
Money Market Funds	58,033	58,033	--	--
Total Investments in Securities:	$30,883,005	$58,033	$30,824,972	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Multi-National	4.0%
Canada	2.1%
Germany	1.6%
United Kingdom	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $31,123,019)	$30,824,972
Fidelity Central Funds (cost $58,033)	58,033
Total Investment in Securities (cost $31,181,052)		$30,883,005
Receivable for investments sold		4,034,283
Receivable for fund shares sold		72,394
Interest receivable		137,315
Distributions receivable from Fidelity Central Funds		164
Total assets		35,127,161
Liabilities
Payable for investments purchased	$3,840,581
Payable for fund shares redeemed	217,766
Distributions payable	2,350
Accrued management fee	720
Other affiliated payables	693
Total liabilities		4,062,110
Net Assets		$31,065,051
Net Assets consist of:
Paid in capital		$31,409,306
Undistributed net investment income		16,831
Accumulated undistributed net realized gain (loss) on investments		(63,039)
Net unrealized appreciation (depreciation) on investments		(298,047)
Net Assets		$31,065,051
Investor Class:
Net Asset Value, offering price and redemption price per share ($530,632 ÷ 53,977 shares)		$9.83
Premium Class:
Net Asset Value, offering price and redemption price per share ($25,272,975 ÷ 2,570,669 shares)		$9.83
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,601,612 ÷ 264,638 shares)		$9.83
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,659,832 ÷ 270,559 shares)		$9.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 18, 2017 (commencement of operations) to February 28, 2018 (Unaudited)
Investment Income
Interest		$137,898
Income from Fidelity Central Funds		917
Total income		138,815
Expenses
Management fee	$2,134
Transfer agent fees	2,248
Independent trustees' fees and expenses	19
Total expenses before reductions	4,401
Expense reductions	(186)	4,215
Net investment income (loss)		134,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,039)
Total net realized gain (loss)		(63,039)
Change in net unrealized appreciation (depreciation) on investment securities		(298,047)
Net gain (loss)		(361,086)
Net increase (decrease) in net assets resulting from operations		$(226,486)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 18, 2017 (commencement of operations) to February 28, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,600
Net realized gain (loss)	(63,039)
Change in net unrealized appreciation (depreciation)	(298,047)
Net increase (decrease) in net assets resulting from operations	(226,486)
Distributions to shareholders from net investment income	(117,769)
Share transactions - net increase (decrease)	31,409,306
Total increase (decrease) in net assets	31,065,051
Net Assets
Beginning of period	–
End of period	$31,065,051
Other Information
Undistributed net investment income end of period	$16,831

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund Investor Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.068
Net realized and unrealized gain (loss)	(.180)
Total from investment operations	(.112)
Distributions from net investment income	(.058)
Total distributions	(.058)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.14%G
Expenses net of fee waivers, if any	.14%G
Expenses net of all reductions	.14%G
Net investment income (loss)	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$531
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Premium Class

Six months ended(Unaudited)February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.069
Net realized and unrealized gain (loss)	(.178)
Total from investment operations	(.109)
Distributions from net investment income	(.061)
Total distributions	(.061)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G
Expenses net of fee waivers, if any	.06%G
Expenses net of all reductions	.06%G
Net investment income (loss)	1.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$25,273
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Institutional Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.070
Net realized and unrealized gain (loss)	(.178)
Total from investment operations	(.108)
Distributions from net investment income	(.062)
Total distributions	(.062)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%G
Expenses net of fee waivers, if any	.04%G
Expenses net of all reductions	.04%G
Net investment income (loss)	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,602
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Index Fund Institutional Premium Class

Six months ended (Unaudited) February 28,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.071
Net realized and unrealized gain (loss)	(.179)
Total from investment operations	(.108)
Distributions from net investment income	(.062)
Total distributions	(.062)
Net asset value, end of period	$9.83
Total ReturnC,D	(1.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G
Expenses net of fee waivers, if any	.03%G
Expenses net of all reductions	.03%G
Net investment income (loss)	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,660
Portfolio turnover rateH	51%I

 A For the period October 18, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$232
Gross unrealized depreciation	(295,679)
Net unrealized appreciation (depreciation)	$(295,447)
Tax cost	$31,178,452

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $10,488,022 and $163,357, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.06%
Institutional Class	.04%
Institutional Premium Class	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .11%, .03% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$806
Premium Class	1,348
Institutional Class	94
$2,248

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $186.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended February 28, 2018(a)
From net investment income
Investor Class	$11,543
Premium Class	74,543
Institutional Class	15,790
Institutional Premium Class	15,893
Total	$117,769

 (a) For the period October 18, 2017 (commencement of operations) to February 28, 2018.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended February 28, 2018 (a)	Six months ended February 28, 2018 (a)
Investor Class
Shares sold	521,659	$5,188,998
Reinvestment of distributions	1,154	11,451
Shares redeemed	(468,836)	(4,637,541)
Net increase (decrease)	53,977	$562,908
Premium Class
Shares sold	3,042,542	$30,167,674
Reinvestment of distributions	6,960	68,755
Shares redeemed	(478,833)	(4,738,146)
Net increase (decrease)	2,570,669	$25,498,283
Institutional Class
Shares sold	263,044	$2,629,032
Reinvestment of distributions	1,594	15,790
Net increase (decrease)	264,638	$2,644,822
Institutional Premium Class
Shares sold	268,954	$2,687,400
Reinvestment of distributions	1,605	15,893
Net increase (decrease)	270,559	$2,703,293

 (a) For the period October 18, 2017 (commencement of operations) to February 28, 2018.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 18, 2017 to February 28, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2018	Expenses Paid During Period
Investor Class	.14%
Actual		$1,000.00	$988.80	$.51-B
Hypothetical-C		$1,000.00	$1,024.10	$.70-D
Premium Class	.06%
Actual		$1,000.00	$989.10	$.22-B
Hypothetical-C		$1,000.00	$1,024.50	$.30-D
Institutional Class	.04%
Actual		$1,000.00	$989.10	$.15-B
Hypothetical-C		$1,000.00	$1,024.60	$.20-D
Institutional Premium Class	.03%
Actual		$1,000.00	$989.20	$.11-B
Hypothetical-C		$1,000.00	$1,024.65	$.15-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period October 18, 2017 to February 28, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered FMR's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Based on its review and the Board's familiarity with the Investment Advisers' performance advising fixed income funds, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also noted that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.04%; Institutional Premium Class: 0.03%; Investor Class: 0.14%; and Premium Class: 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

SDX-I-SANN-0418
1.9884850.100

Fidelity Flex℠ Funds Fidelity Flex℠ U.S. Bond Index Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	71.2%
AAA	3.0%
AA	3.8%
A	8.3%
BBB	13.7%
BB and Below	0.8%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	25.0%
U.S. Government and U.S. Government Agency Obligations	71.2%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	1.2%
Municipal Bonds	1.1%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.9)%

 * Foreign investments – 7.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.4%
General Motors Co. 6.75% 4/1/46	$25,000	$29,531
General Motors Financial Co., Inc. 4.375% 9/25/21	214,000	220,143
		249,674
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	30,000	30,000
Northwestern University 3.868% 12/1/48	120,000	120,269
		150,269
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	117,000	113,283
Media - 1.5%
CBS Corp. 4% 1/15/26	176,000	175,562
Comcast Corp. 6.95% 8/15/37	207,000	276,761
Discovery Communications LLC 3.25% 4/1/23	176,000	172,136
Time Warner, Inc. 3.6% 7/15/25	219,000	212,769
Walt Disney Co. 4.125% 6/1/44	192,000	199,223
		1,036,451
Multiline Retail - 0.2%
Nordstrom, Inc. 4% 3/15/27	110,000	107,418

TOTAL CONSUMER DISCRETIONARY		1,657,095

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	313,150
PepsiCo, Inc. 3% 10/15/27	100,000	96,185
		409,335
Food & Staples Retailing - 0.7%
CVS Health Corp. 2.875% 6/1/26	60,000	54,703
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	184,633
Walmart, Inc. 5.625% 4/15/41	169,000	218,234
		457,570
Food Products - 0.1%
H.J. Heinz Co. 3% 6/1/26	100,000	91,863
Tobacco - 0.3%
Bat Capital Corp. 3.222% 8/15/24 (a)	200,000	192,650

TOTAL CONSUMER STAPLES		1,151,418

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	62,335
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	105,335
Canadian Natural Resources Ltd. 4.95% 6/1/47	40,000	41,491
Chevron Corp. 2.954% 5/16/26	231,000	221,597
Devon Energy Corp. 5% 6/15/45	65,000	68,080
Ecopetrol SA 7.625% 7/23/19	220,000	232,650
Enbridge, Inc. 3.5% 6/10/24	164,000	161,343
Energy Transfer Partners LP 5.3% 4/15/47	50,000	48,119
Enterprise Products Operating LP 3.95% 2/15/27	214,000	216,405
Kinder Morgan, Inc. 5.05% 2/15/46	50,000	49,021
Magellan Midstream Partners LP 5% 3/1/26	147,000	158,469
ONEOK Partners LP 3.2% 9/15/18	165,000	165,619
Petroleos Mexicanos:
5.35% 2/12/28 (a)	100,000	98,300
5.5% 6/27/44	70,000	62,721
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	175,703
Spectra Energy Partners LP 4.75% 3/15/24	151,000	159,029
Statoil ASA 2.9% 11/8/20	250,000	250,520
Total Capital International SA 3.75% 4/10/24	165,000	169,471
Williams Partners LP 3.35% 8/15/22	190,000	188,185
		2,634,393
FINANCIALS - 7.7%
Banks - 3.4%
Asian Development Bank 2.5% 11/2/27	20,000	19,080
Bank of America Corp. 3.419% 12/20/28 (a)(b)	445,000	426,064
Barclays PLC 4.375% 1/12/26	210,000	210,222
Citigroup, Inc. 3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	192,746
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	251,557
HSBC Holdings PLC 2.65% 1/5/22	289,000	281,555
JPMorgan Chase & Co. 5.6% 7/15/41	325,000	391,459
Mitsubishi UFJ Financial Group, Inc. 3.961% 3/2/28	100,000	100,428
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	244,841
Regions Financial Corp. 2.75% 8/14/22	101,000	98,464
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	60,000	58,678
		2,275,094
Capital Markets - 1.8%
BlackRock, Inc. 4.25% 5/24/21	152,000	158,496
Deutsche Bank AG New York Branch 3.3% 11/16/22	100,000	97,511
Goldman Sachs Group, Inc. 5.25% 7/27/21	393,000	418,846
Morgan Stanley:
4.375% 1/22/47	130,000	131,632
5.75% 1/25/21	369,000	395,718
		1,202,203
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21	163,000	167,987
American Express Co. 2.5% 8/1/22	150,000	144,925
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	237,132
Synchrony Financial 3% 8/15/19	169,000	169,098
Toyota Motor Credit Corp. 2.15% 9/8/22	100,000	96,240
		815,382
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	89,536
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22	167,000	163,423
GE Capital International Funding Co. 4.418% 11/15/35	200,000	196,388
International Finance Corp. 2.25% 1/25/21	50,000	49,541
KfW 2.5% 11/20/24	280,000	272,101
		770,989
Insurance - 0.2%
American International Group, Inc. 4.5% 7/16/44	115,000	114,224
Marsh & McLennan Companies, Inc. 4.2% 3/1/48	40,000	39,902
		154,126

TOTAL FINANCIALS		5,217,794

HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 4.663% 6/15/51	100,000	100,907
Health Care Equipment & Supplies - 0.4%
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	98,682
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	169,725
		268,407
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 4.368% 6/15/47	30,000	28,091
Express Scripts Holding Co. 4.8% 7/15/46	20,000	19,917
UnitedHealth Group, Inc. 4.75% 7/15/45	182,000	200,747
WellPoint, Inc. 3.125% 5/15/22	140,000	138,943
		387,698
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	178,024
Pharmaceuticals - 0.4%
Actavis Funding SCS 4.75% 3/15/45	100,000	99,190
Merck & Co., Inc. 3.7% 2/10/45	212,000	205,781
		304,971

TOTAL HEALTH CARE		1,240,007

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 4.09% 9/15/52	79,000	76,579
Northrop Grumman Corp. 3.25% 1/15/28	100,000	95,762
United Technologies Corp. 3.75% 11/1/46	100,000	91,928
		264,269
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. 6.2% 1/15/38	134,000	174,097
Machinery - 0.4%
John Deere Capital Corp. 2.8% 3/6/23	270,000	265,115
Road & Rail - 0.3%
Norfolk Southern Corp. 3.95% 10/1/42	185,000	178,171
Trading Companies & Distributors - 0.2%
Air Lease Corp. 3.375% 6/1/21	166,000	167,106

TOTAL INDUSTRIALS		1,048,758

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	211,000	215,338
IT Services - 0.5%
Apple, Inc. 4.5% 2/23/36	110,000	119,906
IBM Corp. 4.7% 2/19/46	204,000	229,193
		349,099
Software - 0.2%
Microsoft Corp. 4.25% 2/6/47	150,000	160,017
Technology Hardware, Storage & Peripherals - 0.3%
Xerox Corp. 4.5% 5/15/21	160,000	163,972

TOTAL INFORMATION TECHNOLOGY		888,426

MATERIALS - 1.3%
Chemicals - 0.8%
LYB International Finance BV 4% 7/15/23	153,000	156,362
Monsanto Co. 2.85% 4/15/25	177,000	167,751
The Dow Chemical Co. 8.55% 5/15/19	168,000	179,468
The Mosaic Co. 4.05% 11/15/27	40,000	38,769
		542,350
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	173,910
Vale Overseas Ltd. 5.875% 6/10/21	179,000	191,208
		365,118

TOTAL MATERIALS		907,468

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Boston Properties, Inc. 4.125% 5/15/21	165,000	170,247
Corporate Office Properties LP 3.6% 5/15/23	80,000	78,926
		249,173
Real Estate Management & Development - 0.2%
Ventas Realty LP 3.125% 6/15/23	163,000	159,694

TOTAL REAL ESTATE		408,867

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.4% 5/15/25	424,000	408,210
4.9% 8/14/37	20,000	20,042
5.15% 2/14/50	60,000	59,883
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	106,452
Verizon Communications, Inc. 5.012% 8/21/54	214,000	211,981
		806,568
UTILITIES - 1.4%
Electric Utilities - 1.3%
Commonwealth Edison Co. 4% 3/1/48	40,000	40,046
Duke Energy Carolinas LLC 4% 9/30/42	179,000	181,706
Exelon Corp. 3.95% 6/15/25	163,000	164,227
Florida Power & Light Co. 4.05% 10/1/44	170,000	173,553
Mid-American Energy Co. 3.95% 8/1/47	100,000	100,323
Southern Co. 3.25% 7/1/26	191,000	181,614
Virginia Electric & Power Co. 3.8% 9/15/47	60,000	57,610
		899,079
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	28,008

TOTAL UTILITIES		927,087

TOTAL NONCONVERTIBLE BONDS
(Cost $16,902,873)		16,887,881

U.S. Government and Government Agency Obligations - 42.5%
U.S. Government Agency Obligations - 2.3%
Fannie Mae:
1% 8/28/19	$460,000	$451,852
1.125% 7/20/18	200,000	199,490
2% 10/5/22	190,000	184,056
2.375% 1/19/23	40,000	39,303
Federal Home Loan Bank 2% 9/9/22	200,000	195,068
Freddie Mac 1.75% 5/30/19	450,000	447,670
Tennessee Valley Authority 4.25% 9/15/65	50,000	56,348

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,573,787

U.S. Treasury Obligations - 40.2%
U.S. Treasury Bonds:
2.75% 8/15/47	280,000	259,394
2.75% 11/15/47	180,000	166,767
2.875% 11/15/46	1,118,000	1,063,541
3% 2/15/47	260,000	253,530
3% 5/15/47	80,000	77,975
4.375% 2/15/38	40,000	48,142
5% 5/15/37	1,628,000	2,102,918
U.S. Treasury Notes:
0.75% 2/15/19	190,000	187,551
1% 3/15/19	420,000	415,193
1.125% 2/28/19	3,120,000	3,090,384
1.375% 9/15/20	410,000	400,150
1.5% 4/15/20	70,000	68,841
1.5% 5/15/20	370,000	363,539
1.5% 6/15/20	470,000	461,334
1.5% 7/15/20	670,000	657,071
1.5% 8/15/20	250,000	245,000
1.625% 3/15/20	3,800,000	3,749,531
1.625% 10/15/20	70,000	68,677
1.75% 11/15/20	220,000	216,348
1.75% 5/31/22	130,000	125,562
1.875% 12/15/20	720,000	709,959
1.875% 2/28/22	4,040,000	3,932,678
1.875% 3/31/22	20,000	19,452
1.875% 8/31/24	150,000	142,061
2% 1/31/20	120,000	119,442
2% 1/15/21	520,000	514,130
2% 11/30/22	110,000	106,876
2% 4/30/24	80,000	76,572
2% 5/31/24	70,000	66,940
2% 6/30/24	210,000	200,665
2.125% 12/31/22	210,000	205,054
2.125% 2/29/24	2,720,000	2,626,606
2.125% 3/31/24	320,000	308,788
2.125% 11/30/24	320,000	306,863
2.25% 2/29/20	90,000	89,982
2.25% 2/15/21	810,000	806,235
2.25% 12/31/24	30,000	28,982
2.25% 2/15/27	1,560,000	1,482,000
2.25% 11/15/27	210,000	198,704
2.375% 1/31/23	380,000	375,205
2.375% 5/15/27	320,000	306,925
2.5% 1/31/25	410,000	402,361
2.625% 2/28/23	10,000	9,989
2.75% 2/28/25	20,000	19,936
2.75% 2/15/28	150,000	148,482

TOTAL U.S. TREASURY OBLIGATIONS		27,226,335

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,214,502)		28,800,122

U.S. Government Agency - Mortgage Securities - 31.7%
Fannie Mae - 23.4%
2.5% 11/1/31 to 11/1/46	1,136,327	1,105,929
3% 10/1/30 to 4/1/47	3,921,984	3,831,999
3% 3/1/33 (d)	100,000	99,567
3% 3/1/48 (d)	100,000	96,904
3.5% 3/1/48 (d)	100,000	99,817
3.5% 3/1/48 (d)	200,000	199,634
3.5% 3/1/48 (d)	100,000	99,817
4% 8/1/26	129,843	133,754
4% 3/1/48 (d)	2,250,000	2,304,844
4% 3/1/48 (d)	100,000	102,438
4% 4/1/48 (d)	2,350,000	2,403,426
4.5% 2/1/47	764,262	804,177
4.5% 3/1/48 (d)	100,000	104,742
5% 11/1/44	313,244	338,900
5.5% 9/1/40	314,972	346,838
5.5% 3/1/48 (d)	100,000	108,609
3.5% 2/1/21 to 12/1/47	3,661,865	3,670,115

TOTAL FANNIE MAE		15,851,510

Freddie Mac - 0.3%
3.5% 11/1/45	193,527	194,261
Ginnie Mae - 8.0%
2.5% 3/20/47	56,506	53,581
3% 9/20/46 to 12/20/47	1,518,030	1,487,987
3.5% 4/20/46 to 9/20/47	2,142,431	2,158,542
3.5% 3/1/48 (d)	100,000	100,574
4% 12/20/45 to 8/20/47	971,562	999,975
4.5% 6/20/45	381,943	400,108
5% 11/20/45	141,956	149,435
5.5% 12/20/44	82,041	89,031

TOTAL GINNIE MAE		5,439,233

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,884,737)		21,485,004

Asset-Backed Securities - 0.1%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22 (Cost $99,984)	$100,000	$98,251

Commercial Mortgage Securities - 1.8%
COMM Mortgage Trust:
sequential payer Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	51,719
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	198,433
Freddie Mac:
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	59,555
Series K064 Class A2, 3.224% 3/25/27	250,000	249,059
Series K730 Class A2, 3.59% 1/25/25 (d)	50,000	51,379
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	51,220
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	160,000	167,150
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	367,131
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,227,023)		1,195,646

Municipal Securities - 1.1%
California Gen. Oblig. 7.55% 4/1/39	70,000	105,396
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	150,780
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	177,577
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	82,112
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	195,214
TOTAL MUNICIPAL SECURITIES
(Cost $698,446)		711,079

Foreign Government and Government Agency Obligations - 1.7%
Canadian Government 2% 11/15/22	$10,000	$9,668
Colombian Republic 11.75% 2/25/20	220,000	256,410
Manitoba Province 1.75% 5/30/19	130,000	128,934
Ontario Province 2.4% 2/8/22	100,000	98,086
Panamanian Republic 6.7% 1/26/36	70,000	88,830
Philippine Republic 9.5% 2/2/30	70,000	105,295
Polish Government 5% 3/23/22	130,000	138,896
United Mexican States:
3.5% 1/21/21	140,000	142,590
3.625% 3/15/22	150,000	152,250
5.55% 1/21/45	50,000	53,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,178,033)		1,174,409

Supranational Obligations - 0.6%
Asian Development Bank 1.75% 9/13/22	83,000	79,358
European Investment Bank 2% 12/15/22	118,000	113,675
Inter-American Development Bank 4.375% 1/24/44	190,000	219,333
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $415,744)		412,366
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (e)
(Cost $1,454,082)	1,453,791	1,454,082
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $73,075,424)		72,218,840
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(4,524,835)
NET ASSETS - 100%		$67,694,005

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 3/1/48
(Proceeds $2,402,278)	$(2,350,000)	$(2,407,281)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,313 or 1.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,366
Total	$18,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$16,887,881	$--	$16,887,881	$--
U.S. Government and Government Agency Obligations	28,800,122	--	28,800,122	--
U.S. Government Agency - Mortgage Securities	21,485,004	--	21,485,004	--
Asset-Backed Securities	98,251	--	98,251	--
Commercial Mortgage Securities	1,195,646	--	1,195,646	--
Municipal Securities	711,079	--	711,079	--
Foreign Government and Government Agency Obligations	1,174,409	--	1,174,409	--
Supranational Obligations	412,366	--	412,366	--
Money Market Funds	1,454,082	1,454,082	--	--
Total Investments in Securities:	$72,218,840	$1,454,082	$70,764,758	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,407,281)	$--	$(2,407,281)	$--
Total Other Financial Instruments:	$(2,407,281)	$--	$(2,407,281)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $71,621,342)	$70,764,758
Fidelity Central Funds (cost $1,454,082)	1,454,082
Total Investment in Securities (cost $73,075,424)		$72,218,840
Receivable for investments sold		2,088,506
Receivable for TBA sale commitments		2,402,278
Receivable for fund shares sold		6,470
Interest receivable		315,693
Distributions receivable from Fidelity Central Funds		1,004
Total assets		77,032,791
Liabilities
Payable for investments purchased
Regular delivery	$1,163,221
Delayed delivery	5,768,199
TBA sale commitments, at value	2,407,281
Payable for fund shares redeemed	85
Total liabilities		9,338,786
Net Assets		$67,694,005
Net Assets consist of:
Paid in capital		$68,606,795
Undistributed net investment income		17,688
Accumulated undistributed net realized gain (loss) on investments		(68,891)
Net unrealized appreciation (depreciation) on investments		(861,587)
Net Assets, for 6,853,036 shares outstanding		$67,694,005
Net Asset Value, offering price and redemption price per share ($67,694,005 ÷ 6,853,036 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$811,096
Income from Fidelity Central Funds		18,366
Total income		829,462
Expenses
Independent trustees' fees and expenses	$124
Miscellaneous	95
Total expenses		219
Net investment income (loss)		829,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(59,348)
Total net realized gain (loss)		(59,348)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,235,462)
Delayed delivery commitments	(5,003)
Total change in net unrealized appreciation (depreciation)		(2,240,465)
Net gain (loss)		(2,299,813)
Net increase (decrease) in net assets resulting from operations		$(1,470,570)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	For the period March 9, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$829,243	$673,432
Net realized gain (loss)	(59,348)	361,017
Change in net unrealized appreciation (depreciation)	(2,240,465)	1,378,878
Net increase (decrease) in net assets resulting from operations	(1,470,570)	2,413,327
Distributions to shareholders from net investment income	(822,894)	(661,590)
Distributions to shareholders from net realized gain	(371,061)	–
Total distributions	(1,193,955)	(661,590)
Share transactions
Proceeds from sales of shares	6,966,673	64,145,336
Reinvestment of distributions	1,193,955	661,590
Cost of shares redeemed	(4,231,243)	(129,518)
Net increase (decrease) in net assets resulting from share transactions	3,929,385	64,677,408
Total increase (decrease) in net assets	1,264,860	66,429,145
Net Assets
Beginning of period	66,429,145	–
End of period	$67,694,005	$66,429,145
Other Information
Undistributed net investment income end of period	$17,688	$11,339
Shares
Sold	696,288	6,406,180
Issued in reinvestment of distributions	118,096	64,792
Redeemed	(419,648)	(12,672)
Net increase (decrease)	394,736	6,458,300

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.127	.110
Net realized and unrealized gain (loss)	(.354)	.288
Total from investment operations	(.227)	.398
Distributions from net investment income	(.126)	(.108)
Distributions from net realized gain	(.057)	–
Total distributions	(.183)	(.108)
Net asset value, end of period	$9.88	$10.29
Total ReturnC	(2.23)%	3.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	2.53%F	2.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$67,694	$66,429
Portfolio turnover rateH	170%F	129%I

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$206,975
Gross unrealized depreciation	(1,025,531)
Net unrealized appreciation (depreciation)	$(818,556)
Tax cost	$73,037,396

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,272,449 and $783,459, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	- %-C	$1,000.00	$977.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZUB-SANN-0418
1.9881610.100

Fidelity Flex℠ Funds Fidelity Flex℠ Short-Term Bond Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	29.4%
AAA	13.9%
AA	4.8%
A	22.5%
BBB	26.2%
BB and Below	2.3%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
Corporate Bonds	54.6%
U.S. Government and U.S. Government Agency Obligations	29.4%
Asset-Backed Securities	11.0%
CMOs and Other Mortgage Related Securities	2.9%
Municipal Bonds	0.3%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 10.2%

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 2.3%
American Honda Finance Corp. 2% 2/14/20	$50,000	$49,363
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	17,000	16,790
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	6,933
3.15% 1/15/20	50,000	50,077
		123,163
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	8,963
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp. 2.1% 12/7/18	100,000	99,785
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,911
Media - 3.1%
CBS Corp. 2.3% 8/15/19	50,000	49,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	50,000	50,367
Comcast Corp. 5.15% 3/1/20	50,000	52,379
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.3355% 9/20/19 (b)(c)	8,000	8,041
Time Warner Cable, Inc. 6.75% 7/1/18	9,000	9,120
		169,657

TOTAL CONSUMER DISCRETIONARY		408,479

CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	50,000	49,661
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,119
		98,780
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000	9,916
CVS Health Corp.:
2.25% 12/5/18	50,000	49,865
2.8% 7/20/20	25,000	24,824
		84,605
Food Products - 0.2%
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 2.4342% 5/30/19 (b)(c)	9,000	9,025
Tobacco - 0.5%
Bat Capital Corp. 2.297% 8/14/20 (a)	30,000	29,456

TOTAL CONSUMER STAPLES		221,866

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
BP Capital Markets PLC:
1.768% 9/19/19	10,000	9,870
2.315% 2/13/20	50,000	49,579
Cenovus Energy, Inc. 3% 8/15/22	3,000	2,909
Chevron Corp. 1.961% 3/3/20	50,000	49,333
Enterprise Products Operating LP 2.55% 10/15/19	50,000	49,771
EOG Resources, Inc. 2.45% 4/1/20	10,000	9,904
EQT Corp. 2.5% 10/1/20	5,000	4,925
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	24,956
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	8,890
Shell International Finance BV 2.125% 5/11/20	50,000	49,382
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,288
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,900
Western Gas Partners LP 5.375% 6/1/21	10,000	10,467
		287,174
FINANCIALS - 20.1%
Banks - 11.0%
Bank of America Corp. 2.65% 4/1/19	100,000	100,050
Bank of Montreal 2.1% 12/12/19	50,000	49,434
Citigroup, Inc. 2.4% 2/18/20	75,000	74,285
JPMorgan Chase & Co. 2.25% 1/23/20	100,000	99,061
Regions Financial Corp. 2.75% 8/14/22	8,000	7,799
Royal Bank of Canada:
1.5% 7/29/19	50,000	49,245
2.15% 10/26/20	10,000	9,827
SunTrust Bank 2.25% 1/31/20	9,000	8,896
The Toronto-Dominion Bank 2.25% 11/5/19	50,000	49,677
Wells Fargo & Co. 2.15% 1/15/19	100,000	99,676
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,352
		597,302
Capital Markets - 5.0%
CBOE Holdings, Inc. 1.95% 6/28/19	9,000	8,908
Deutsche Bank AG 2.7% 7/13/20	10,000	9,856
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	24,961
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	74,491
IntercontinentalExchange, Inc. 2.5% 10/15/18	50,000	50,038
Moody's Corp. 2.75% 7/15/19	3,000	3,000
Morgan Stanley 2.65% 1/27/20	100,000	99,583
		270,837
Consumer Finance - 2.3%
American Express Credit Corp. 2.2% 3/3/20	50,000	49,399
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,764
Synchrony Financial 3% 8/15/19	5,000	5,003
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	49,249
		123,415
Insurance - 1.8%
American International Group, Inc. 2.3% 7/16/19	50,000	49,652
Prudential Financial, Inc. 2.35% 8/15/19	50,000	49,789
		99,441

TOTAL FINANCIALS		1,090,995

HEALTH CARE - 4.4%
Biotechnology - 1.1%
AbbVie, Inc. 2.5% 5/14/20	10,000	9,911
Amgen, Inc. 2.2% 5/22/19	50,000	49,758
		59,669
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories 2.35% 11/22/19	25,000	24,869
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	13,000	13,015
2.404% 6/5/20	20,000	19,675
		57,559
Health Care Providers & Services - 0.5%
Anthem, Inc. 2.5% 11/21/20	10,000	9,889
Express Scripts Holding Co.:
2.6% 11/30/20	2,000	1,974
4.75% 11/15/21	4,000	4,190
Humana, Inc. 2.5% 12/15/20	10,000	9,867
		25,920
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	25,000	24,959
Pharmaceuticals - 1.3%
Actavis Funding SCS 3% 3/12/20	25,000	24,985
Mylan NV 2.5% 6/7/19	25,000	24,850
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	10,000	9,975
2.2% 7/21/21	10,000	9,267
		69,077

TOTAL HEALTH CARE		237,184

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	9,794
Airlines - 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	10,000	9,976
Industrial Conglomerates - 0.9%
Roper Technologies, Inc. 2.05% 10/1/18	50,000	49,873
Machinery - 0.9%
John Deere Capital Corp. 1.95% 1/8/19	50,000	49,873
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/20	5,000	4,930
2.5% 3/1/21	6,000	5,893
International Lease Finance Corp. 5.875% 8/15/22	25,000	27,268
		38,091

TOTAL INDUSTRIALS		157,607

INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.9%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	49,700
Electronic Equipment & Components - 2.2%
Amphenol Corp. 2.2% 4/1/20	16,000	15,819
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	50,000	50,289
Tyco Electronics Group SA 2.375% 12/17/18	50,000	49,952
		116,060
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	50,000	50,096

TOTAL INFORMATION TECHNOLOGY		215,856

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,000	6,005
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,078
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 2.3% 3/11/19	50,000	49,906
Verizon Communications, Inc. 2.946% 3/15/22	5,000	4,932
		54,838
UTILITIES - 5.1%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,887
Edison International 2.125% 4/15/20	30,000	29,510
Eversource Energy 2.5% 3/15/21	9,000	8,868
Exelon Corp. 3.497% 6/1/22 (b)	10,000	9,987
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.069% 11/6/20 (b)(c)	25,000	25,000
ITC Holdings Corp. 2.7% 11/15/22 (a)	6,000	5,854
Southern Co. 1.85% 7/1/19	10,000	9,889
		94,995
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 2.15% 6/15/19	50,000	49,521
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21 (a)	10,000	9,866
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,144
Sempra Energy 2.4% 2/1/20	25,000	24,784
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	49,684
		133,478

TOTAL UTILITIES		277,994

TOTAL NONCONVERTIBLE BONDS
(Cost $2,993,687)		2,965,076

U.S. Treasury Obligations - 29.4%
U.S. Treasury Notes:
1.375% 7/31/19	$819,000	$809,845
1.625% 7/31/20	200,000	196,633
1.75% 12/31/20	350,000	343,738
2% 12/31/21	250,000	244,922
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,606,951)		1,595,138

Asset-Backed Securities - 11.0%
Ally Auto Receivables Trust Series 2017-2 Class A2, 1.49% 11/15/19	$16,035	$16,005
Ally Master Owner Trust Series 2018-1 Class A1, 2.7% 1/17/23	10,000	9,943
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	100,000	98,251
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,832
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,799
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	9,999
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,887
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,836
Series 2017-A4 Class A4, 1.99% 7/17/23	10,000	9,829
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,932
Series 2017-4 Class A3, 2.15% 10/17/22	5,000	4,925
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	98,418
Discover Card Master Trust Series 2016-A1 Class A1, 1.64% 7/15/21	100,000	99,435
Fifth Third Auto Trust Series 2017-1 Class A3, 2.03% 2/15/22	6,000	5,921
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,525
Series 2017-2 Class A1, 2.37% 9/15/22	10,000	9,843
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	9,000	8,885
GM Financial Securitized Term Automobile Recievables Trust 2.39% 7/18/22	5,000	4,959
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	9,000	8,903
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,000	8,962
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	50,000	49,551
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	8,000	7,955
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	6,000	5,943
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	8,492	8,483
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	3,000	2,968
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	50,000	49,203
TOTAL ASSET-BACKED SECURITIES
(Cost $605,522)		599,192

Commercial Mortgage Securities - 2.9%
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.031% 4/14/50	44,621	43,988
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	10,000	10,020
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,156
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.3095% 7/15/32 (a)(b)(c)	10,000	10,016
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,088
Series 2017-GS8 Class A1, 2.159% 11/10/50	9,903	9,724
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	50,000	49,859
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,171
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $159,392)		156,022

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	14,767

Bank Notes - 0.9%
Bank of Nova Scotia 1.95% 1/15/19
(Cost $50,068)	50,000	49,778
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.41% (d)
(Cost $46,333)	46,324	46,333
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,476,953)		5,426,306
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,505
NET ASSETS - 100%		$5,429,811

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,458 or 3.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$501
Total	$501

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,965,076	$--	$2,965,076	$--
U.S. Government and Government Agency Obligations	1,595,138	--	1,595,138	--
Asset-Backed Securities	599,192	--	599,192	--
Commercial Mortgage Securities	156,022	--	156,022	--
Municipal Securities	14,767	--	14,767	--
Bank Notes	49,778	--	49,778	--
Money Market Funds	46,333	46,333	--	--
Total Investments in Securities:	$5,426,306	$46,333	$5,379,973	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Canada	4.4%
Netherlands	1.7%
Luxembourg	1.4%
United Kingdom	1.1%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,430,620)	$5,379,973
Fidelity Central Funds (cost $46,333)	46,333
Total Investment in Securities (cost $5,476,953)		$5,426,306
Cash		848
Receivable for fund shares sold		12
Interest receivable		21,535
Distributions receivable from Fidelity Central Funds		108
Total assets		5,448,809
Liabilities
Payable for investments purchased	$18,998
Total liabilities		18,998
Net Assets		$5,429,811
Net Assets consist of:
Paid in capital		$5,489,015
Undistributed net investment income		1,933
Accumulated undistributed net realized gain (loss) on investments		(10,490)
Net unrealized appreciation (depreciation) on investments		(50,647)
Net Assets, for 549,060 shares outstanding		$5,429,811
Net Asset Value, offering price and redemption price per share ($5,429,811 ÷ 549,060 shares)		$9.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$48,990
Income from Fidelity Central Funds		501
Total income		49,491
Expenses
Independent trustees' fees and expenses	$10
Miscellaneous	7
Total expenses		17
Net investment income (loss)		49,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,529)
Total net realized gain (loss)		(9,529)
Change in net unrealized appreciation (depreciation) on investment securities		(66,090)
Net gain (loss)		(75,619)
Net increase (decrease) in net assets resulting from operations		$(26,145)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	For the period March 7, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,474	$42,629
Net realized gain (loss)	(9,529)	5,151
Change in net unrealized appreciation (depreciation)	(66,090)	15,443
Net increase (decrease) in net assets resulting from operations	(26,145)	63,223
Distributions to shareholders from net investment income	(48,257)	(41,914)
Distributions to shareholders from net realized gain	(6,112)	–
Total distributions	(54,369)	(41,914)
Share transactions
Proceeds from sales of shares	401,801	5,017,377
Reinvestment of distributions	54,369	41,914
Cost of shares redeemed	(26,445)	–
Net increase (decrease) in net assets resulting from share transactions	429,725	5,059,291
Total increase (decrease) in net assets	349,211	5,080,600
Net Assets
Beginning of period	5,080,600	–
End of period	$5,429,811	$5,080,600
Other Information
Undistributed net investment income end of period	$1,933	$716
Shares
Sold	40,337	501,732
Issued in reinvestment of distributions	5,458	4,179
Redeemed	(2,646)	–
Net increase (decrease)	43,149	505,911

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.094	.085
Net realized and unrealized gain (loss)	(.140)	.038
Total from investment operations	(.046)	.123
Distributions from net investment income	(.092)	(.083)
Distributions from net realized gain	(.012)	–
Total distributions	(.104)	(.083)
Net asset value, end of period	$9.89	$10.04
Total ReturnC	(.46)%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	1.91%F	1.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,430	$5,081
Portfolio turnover rateH	49%F	96%I

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$174
Gross unrealized depreciation	(49,076)
Net unrealized appreciation (depreciation)	$(48,902)
Tax cost	$5,475,208

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $398,809 and $100,498, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	- %-C	$1,000.00	$995.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZSB-SANN-0418
1.9881602.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018